Document and Entity Information	12 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	14,158,585,720

Consolidated Balance Sheets (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
ASSETS
Cash and due from banks (Note 8)	¥ 3,619,253,000,000		¥ 3,230,409,000,000
Interest-earning deposits in other banks (Notes 8 and 29)	8,111,887,000,000		5,897,732,000,000
Call loans and funds sold (Note 10)	618,596,000,000		451,433,000,000
Receivables under resale agreements (including ¥26,056 and nil measured at fair value under fair value option in 2012 and 2013) (Note 29)	5,659,512,000,000		4,481,863,000,000
Receivables under securities borrowing transactions	2,615,172,000,000		3,282,656,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥11,847,846 in 2012 and 2013) (including ¥15,758,131 and ¥16,290,536 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 21 and 29)	40,826,384,000,000		34,953,245,000,000
Investment securities (Notes 3, 8 and 29):
Securities available for sale-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥2,859,124 and ¥1,974,928 in 2012 and 2013)	58,844,069,000,000		57,740,401,000,000
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥741,560 and ¥300,821 in 2012 and 2013) (fair value of ¥2,430,689 and ¥2,188,070 in 2012 and 2013)	2,131,164,000,000		2,385,368,000,000
Other investment securities	889,952,000,000		909,765,000,000
Total investment securities	61,865,185,000,000		61,035,534,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥1,952,868 in 2012 and 2013) (Notes 4 and 8)	98,590,229,000,000	[1]	92,298,243,000,000	[1]
Allowance for credit losses (Note 4)	(1,335,987,000,000)		(1,285,507,000,000)
Net loans	97,254,242,000,000		91,012,736,000,000
Premises and equipment-net (Note 5)	1,059,054,000,000		987,474,000,000
Accrued interest	255,192,000,000		250,351,000,000
Customers' acceptance liability	90,216,000,000		88,082,000,000
Intangible assets-net (Notes 2 and 6)	866,153,000,000		896,483,000,000
Goodwill (Notes 2 and 6)	417,956,000,000		354,283,000,000
Deferred tax assets (Notes 7 and 14)	514,679,000,000		950,395,000,000
Other assets (including nil and ¥3,006 measured at fair value under fair value option in 2012 and 2013) (Notes 4, 8, 13, 14 and 29)	6,785,795,000,000		7,329,838,000,000
Total assets	230,559,276,000,000		215,202,514,000,000
LIABILITIES AND EQUITY
Domestic offices, non-interest-bearing	15,327,957,000,000		14,980,210,000,000
Domestic offices, interest-bearing	103,003,820,000,000		99,610,994,000,000
Overseas offices, non-interest-bearing	3,481,750,000,000		2,708,186,000,000
Overseas offices, interest-bearing	26,396,212,000,000		22,194,340,000,000
Total deposits	148,209,739,000,000		139,493,730,000,000
Call money and funds purchased (Notes 8 and 10)	4,010,582,000,000		2,796,221,000,000
Payables under repurchase agreements (Note 8)	15,700,394,000,000		13,572,712,000,000
Payables under securities lending transactions (Note 8)	3,992,950,000,000		4,978,917,000,000
Due to trust account (Note 11)	633,029,000,000		627,331,000,000
Other short-term borrowings (including ¥24,951 and ¥5,041 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	11,608,598,000,000		10,881,525,000,000
Trading account liabilities (Notes 21 and 29)	14,969,482,000,000		11,967,182,000,000
Obligations to return securities received as collateral (Note 29)	3,034,547,000,000		3,639,838,000,000
Bank acceptances outstanding	90,216,000,000		88,082,000,000
Accrued interest	136,712,000,000		152,836,000,000
Long-term debt (including ¥524,758 and ¥564,845 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	12,182,358,000,000		12,593,062,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 24)	5,048,689,000,000		5,552,631,000,000
Total liabilities	219,617,296,000,000		206,344,067,000,000
Commitments and contingent liabilities (Notes 22 and 24)
Mitsubishi UFJ Financial Group shareholders' equity (Note 19):
Capital stock (Notes 15 and 16): Preferred stock-aggregate liquidation preference of ¥390,001 in 2012 and 2013, with no stated value	442,100,000,000		442,100,000,000
Capital stock (Notes 15 and 16): Common stock-authorized, 33,000,000,000 shares; issued, 14,154,534,220 shares and 14,158,585,720 shares in 2012 and 2013, with no stated value	1,646,035,000,000		1,645,144,000,000
Capital surplus (Note 16)	6,348,133,000,000		6,378,619,000,000
Retained earnings (Notes 17 and 33):
Appropriated for legal reserve	239,571,000,000		239,571,000,000
Unappropriated retained earnings	1,361,620,000,000		482,535,000,000
Accumulated other comprehensive income (loss), net of taxes	574,347,000,000		(596,400,000,000)
Treasury stock, at cost-10,471,043 common shares and 4,374,857 common shares in 2012 and 2013	(3,011,000,000)		(8,411,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	10,608,795,000,000		8,583,158,000,000
Noncontrolling interests (Note 18)	333,185,000,000		275,289,000,000
Total equity	10,941,980,000,000		8,858,447,000,000
Total liabilities and equity	230,559,276,000,000		215,202,514,000,000
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)	2,692,000,000		2,229,000,000
Interest-earning deposits in other banks (Notes 8 and 29)	26,087,000,000		56,275,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥11,847,846 in 2012 and 2013) (including ¥15,758,131 and ¥16,290,536 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 21 and 29)	2,376,590,000,000		1,576,725,000,000
Investment securities (Notes 3, 8 and 29):
Investment securities	701,873,000,000		530,079,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥1,952,868 in 2012 and 2013) (Notes 4 and 8)	6,814,877,000,000		7,101,464,000,000
All other assets	254,978,000,000		300,208,000,000
Total assets	10,177,097,000,000		9,566,980,000,000
LIABILITIES AND EQUITY
Other short-term borrowings (including ¥24,951 and ¥5,041 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	39,773,000,000		47,147,000,000
Long-term debt (including ¥524,758 and ¥564,845 measured at fair value under fair value option in 2012 and 2013) (Notes 8, 12 and 29)	1,166,694,000,000		1,389,971,000,000
All other liabilities	378,679,000,000		367,890,000,000
Total liabilities	¥ 1,585,146,000,000		¥ 1,805,008,000,000

[1]	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Receivables under resale agreements that are measured at fair value under fair value option		¥ 26,056
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	11,847,846	10,573,642
Trading account assets that are measured at fair value under fair value option	16,290,536	15,758,131
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	1,974,928	2,859,124
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	300,821	741,560
Securities being held to maturity, fair value	2,188,070	2,430,689
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or repledge	1,952,868	2,491,281
Other assets that are measured at fair value under fair value option	3,006
Other short-term borrowings that are measured at fair value under fair value option	5,041	24,951
Long-term debt that are measured at fair value under fair value option	564,845	524,758
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,158,585,720	14,154,534,220
Common stock, stated value
Treasury stock, shares	4,374,857	10,471,043

Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Interest income:
Loans, including fees (Note 4)	¥ 1,577,770		¥ 1,595,097		¥ 1,664,821
Deposits in other banks	27,304		39,963		29,188
Investment securities:
Interest	266,640		307,812		320,067
Dividends	104,187		104,634		169,667
Gain on conversion rate adjustment of convertible preferred stock (Note 2)			139,320
Trading account assets	394,788		315,742		305,214
Call loans and funds sold	7,046		6,918		5,613
Receivables under resale agreements and securities borrowing transactions	49,786		86,470		55,574
Total	2,427,521		2,595,956		2,550,144
Interest expense:
Deposits	212,067		228,858		256,190
Call money and funds purchased	6,961		8,157		5,931
Payables under repurchase agreements and securities lending transactions	56,862		86,947		66,728
Due to trust account	665		647		807
Other short-term borrowings and trading account liabilities	52,342		61,657		62,829
Long-term debt	227,521		253,873		278,188
Total	556,418		640,139		670,673
Net interest income	1,871,103		1,955,817		1,879,471
Provision for credit losses (Note 4)	144,542		223,809		292,035
Net interest income after provision for credit losses	1,726,561		1,732,008		1,587,436
Non-interest income:
Fees and commissions income (Note 25)	1,160,874		1,099,963		1,128,358
Foreign exchange gains (losses)-net (Note 26)	(38,955)		34,302		260,683
Trading account profits-net (Note 26)	570,276		667,285		133,905
Investment securities gains-net (Note 3)	155,957	[1]	19,384	[1]	121,803	[1]
Equity in earnings (losses) of equity method investees-net (Note 2)	60,210		(499,427)		(113,017)
Gains on sales of loans (Note 4)	14,773		15,645		14,558
Other non-interest income (Note 18)	144,774		103,424		148,532
Total	2,067,909		1,440,576		1,694,822
Non-interest expense:
Salaries and employee benefits (Note 13)	932,399		900,144		863,996
Occupancy expenses-net (Notes 5 and 24)	151,138		150,808		162,498
Fees and commission expenses	209,782		204,734		212,460
Outsourcing expenses, including data processing	198,134		191,089		194,842
Depreciation of premises and equipment (Note 5)	94,035		94,777		99,661
Amortization of intangible assets (Note 6)	207,568		212,229		219,980
Impairment of intangible assets (Note 6)	3,378		30,986		26,566
Insurance premiums, including deposit insurance	98,711		115,376		113,892
Communications	47,095		49,276		53,048
Taxes and public charges	66,862		65,641		65,882
Provision (reversal) for repayment of excess interest (Notes 1 and 24)	(23)		37		85,709
Other non-interest expenses (Notes 4, 5, 6 and 18)	369,520		307,545		361,912
Total	2,378,599		2,322,642		2,460,446
Income (loss) before income tax expense (benefit)	1,415,871		849,942		821,812
Income tax expense (Note 7)	296,020		429,191		433,625
Net income before attribution of noncontrolling interests	1,119,851		420,751		388,187
Net income (loss) attributable to noncontrolling interests	50,727		4,520		(64,458)
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124		416,231		452,645
Income allocated to preferred shareholders:
Cash dividends paid	17,940		17,940		20,940
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,051,184		¥ 398,291		¥ 431,705
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 17 and 20):
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.3		¥ 28.17		¥ 30.55
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.16		¥ 28.09		¥ 30.43

[1]	The following credit losses are included in Investment securities gains-net: decline in fair value by ¥17,495 million, ¥11,704 million and ¥7,457 million; Other comprehensive income - Net ¥2,993 million, ¥2,078 million and ¥872 million; Total credit losses ¥20,488 million, ¥13,782 million and ¥8,329 million, March 31, 2011, 2012 and 2013, respectively.

Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Decline in fair value	¥ 7,457	¥ 11,704	¥ 17,495
Other comprehensive income-net	872	2,078	2,993
Total credit losses	¥ 8,329	¥ 13,782	¥ 20,488

Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income before attribution of noncontrolling interests	¥ 1,119,851	¥ 420,751	¥ 388,187
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥1,778 and ¥1,234, and ¥555, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012, and 2013), Gains (Losses) before income tax expense (benefit)	1,108,665	296,347	(333,466)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(143,664)	(4,511)	(122,524)
Net unrealized holding gains / losses on investment securities, Total, Gains (Losses) before income tax expense (benefit)	965,001	291,836	(455,990)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) before income tax expense (benefit)	6,850	(178)	88
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(1,210)	850	(5,740)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) before income tax expense (benefit)	5,640	672	(5,652)
Pension liability adjustments, Gains (Losses) before income tax expense (benefit)	81,568	(189,916)	(185,002)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	41,642	29,128	10,774
Pension liability adjustments, Total, Gains (Losses) before income tax expense (benefit)	123,210	(160,788)	(174,228)
Foreign currency translation adjustments, Gains (Losses) before income tax expense (benefit)	437,485	(68,269)	(220,954)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	48,311	31,956	21,327
Foreign currency translation adjustments, Total, Gains (Losses) before income tax expense (benefit)	485,796	(36,313)	(199,627)
Other comprehensive income / loss, Gains (Losses) before income tax expense (benefit)	1,579,647	95,407	(835,497)
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥1,778 and ¥1,234, and ¥555, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012, and 2013), Income tax (expense) benefit	(390,387)	(118,638)	134,674
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	53,856	1,641	50,395
Net unrealized holding gains / losses on investment securities, Total, Income tax (expense) benefit	(336,531)	(116,997)	185,069
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	(2,693)	99	(5)
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	476	(334)	2,255
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Income tax (expense) benefit	(2,217)	(235)	2,250
Pension liability adjustments, Income tax (expense) benefit	(27,506)	77,992	73,483
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(15,707)	(11,419)	(4,344)
Pension liability adjustments, Total, Income tax (expense) benefit	(43,213)	66,573	69,139
Foreign currency translation adjustments, Income tax (expense) benefit	406	(1,528)	11,053
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(18,943)	(11,702)	(9,021)
Foreign currency translation adjustments, Total, Income tax (expense) benefit	(18,537)	(13,230)	2,032
Other comprehensive income / loss, Income tax (expense) benefit	(400,498)	(63,889)	258,490
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥1,778 and ¥1,234, and ¥555, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012, and 2013), Gains (Losses) net of income tax expense (benefit)	718,278	177,709	(198,792)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(89,808)	(2,870)	(72,129)
Net unrealized holding gains / losses on investment securities, Total, Gains (Losses) net of income tax expense (benefit)	628,470	174,839	(270,921)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) net of income tax expense (benefit)	4,157	(79)	83
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(734)	516	(3,485)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) net of income tax expense (benefit)	3,423	437	(3,402)
Pension liability adjustments, Gains (Losses) net of income tax expense (benefit)	54,062	(111,924)	(111,519)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	25,935	17,709	6,430
Pension liability adjustments, Total, Gains (Losses) net of income tax expense (benefit)	79,997	(94,215)	(105,089)
Foreign currency translation adjustments, Gains (Losses) net of income tax expense (benefit)	437,891	(69,797)	(209,901)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	29,368	20,254	12,306
Foreign currency translation adjustments, Total, Gains (Losses) net of income tax expense (benefit)	467,259	(49,543)	(197,595)
Other comprehensive income / loss, Gains (Losses) net of income tax expense (benefit)	1,179,149	31,518	(577,007)
Comprehensive income / loss	2,299,000	452,269	(188,820)
Net income / loss attributable to noncontrolling interests	50,727	4,520	(64,458)
Other comprehensive income / loss attributable to noncontrolling interests	8,402	(743)	(3,935)
Comprehensive income / loss attributable to Mitsubishi UFJ Financial Group	¥ 2,239,871	¥ 448,492	¥ (120,427)

Consolidated Statements Of Comprehensive Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized holding gains / losses on investment securities, unrealized gain / loss related to debt securities with credit component realized in earnings, net of tax	¥ 555	¥ 1,234	¥ 1,778

Consolidated Statements Of Equity (JPY ¥) In Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Common Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member] Preferred Stock, Class 3 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated For Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings (Accumulated Deficit) [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings (Accumulated Deficit) [Member] Preferred Stock, Class 3 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings (Accumulated Deficit) [Member] Preferred Stock, Class 5 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member] Net Unrealized Gains On Investment Securities [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member]
Net Unrealized Gains (Losses) On Derivatives Qualifying For Cash Flow Hedges [Member]
														Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member] Pension Liability Adjustments [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member] Foreign Currency Translation Adjustments [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock [Member]	Noncontrolling Interests [Member]
Balance at beginning of fiscal year at Mar. 31, 2010			¥ 442,100	¥ 1,643,238	¥ 6,619,525		¥ 239,571	¥ (9,284)				¥ 579,811	¥ 1,712	¥ (203,960)	¥ (433,582)	¥ (13,954)	¥ 235,922
Issuance of new shares of common stock by way of exercise of stock acquisition rights				894	893
Purchase of subsidiary shares from noncontrolling interest shareholders					4,337
Stock-based compensation expense (Note 30)					876
Redemption of Class 3 preferred stock (Note 15)						(250,000)
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)					20,550												127,270
Other-net					(476)			(6)									(723)
Net income attributable to Mitsubishi UFJ Financial Group	452,645	452,645						452,645
Cash dividends, Common stock								(169,636)
Cash dividends, Preferred stock	(20,940)								(3,000)	(17,940)
Losses on sales of shares of treasury stock								(84)
Effect of adopting new guidance on Equity (Note 1) (Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member])	1,408							1,408									19,551
Net change during the fiscal year, Investment securities												(271,982)
Effect of adopting new guidance on other comprehensive income (Note 1) (Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member])												242			188
Net change during the fiscal year, Derivatives qualifying for cash flow hedges													(3,402)
Net change during the fiscal year, Pension liability adjustments														(103,751)
Net change during the fiscal year, Foreign currency translation adjustments															(193,937)
Purchases of shares of treasury stock (Note 16)																(250,138)
Sales of shares of treasury stock																1,262
Redemption of shares of treasury stock																250,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies																1,579
Initial subscriptions of noncontrolling interests																	39,799
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders																	17,540
Decrease in noncontrolling interests related to deconsolidation of subsidiaries																	(36,911)
Decrease in noncontrolling interests related to disposition of subsidiaries																	(480)
Net income (loss) attributable to noncontrolling interests	(64,458)																(64,458)
Dividends paid to noncontrolling interests																	(6,362)
Net unrealized holding gains on investment securities																	1,056
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities	(72,129)																5
Pension liability adjustments																	(1,355)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments	6,430																17
Foreign currency translation adjustments																	(3,687)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments	12,306																29
Balance at end of fiscal year at Mar. 31, 2011	8,662,912	8,335,699	442,100	1,644,132	6,395,705		239,571	254,103			(628,661)	308,071	(1,690)	(307,711)	(627,331)	(11,251)	327,213
Issuance of new shares of common stock by way of exercise of stock acquisition rights				1,012	1,010
Stock-based compensation expense (Note 30)					1,370
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)					(20,000)												30,000
Other-net					534												120
Net income attributable to Mitsubishi UFJ Financial Group	416,231	416,231						416,231
Cash dividends, Common stock								(169,776)
Cash dividends, Preferred stock	(17,940)									(17,940)
Losses on sales of shares of treasury stock								(218)
Effect of adopting new guidance on Equity (Note 1) (Amendments To Accounting Scope Of Embedded Credit Derivatives [Member])	135							135
Net change during the fiscal year, Investment securities												174,363
Net change during the fiscal year, Derivatives qualifying for cash flow hedges													437
Net change during the fiscal year, Pension liability adjustments														(94,212)
Net change during the fiscal year, Foreign currency translation adjustments															(48,327)
Purchases of shares of treasury stock (Note 16)																(18)
Sales of shares of treasury stock																849
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies																2,009
Initial subscriptions of noncontrolling interests																	9,991
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders																	(7,440)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries																	(67,276)
Decrease in noncontrolling interests related to disposition of subsidiaries																	(4,609)
Net income (loss) attributable to noncontrolling interests	4,520																4,520
Dividends paid to noncontrolling interests																	(16,487)
Net unrealized holding gains on investment securities																	572
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities	(2,870)																(96)
Pension liability adjustments																	(86)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments	17,709																83
Foreign currency translation adjustments																	(1,216)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments	20,254
Balance at end of fiscal year at Mar. 31, 2012	8,858,447	8,583,158	442,100	1,645,144	6,378,619		239,571	482,535			(596,400)	482,434	(1,253)	(401,923)	(675,658)	(8,411)	275,289
Issuance of new shares of common stock by way of exercise of stock acquisition rights				891	889
Stock-based compensation expense (Note 30)					1,233
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)					(30,655)												(8,345)
Changes in a foreign affiliated company's interests in its subsidiary					(1,816)
Other-net					(137)												25
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	1,069,124						1,069,124
Cash dividends, Common stock								(169,819)
Cash dividends, Preferred stock	(17,940)									(17,940)
Losses on sales of shares of treasury stock								(2,280)
Net change during the fiscal year, Investment securities												623,882
Net change during the fiscal year, Derivatives qualifying for cash flow hedges													3,423
Net change during the fiscal year, Pension liability adjustments														79,386
Net change during the fiscal year, Foreign currency translation adjustments															464,056
Purchases of shares of treasury stock (Note 16)																(19)
Sales of shares of treasury stock																4,888
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies																531
Initial subscriptions of noncontrolling interests																	30,009
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders																	(3,262)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries																	(8,090)
Decrease in noncontrolling interests related to disposition of subsidiaries																	(2,327)
Net income (loss) attributable to noncontrolling interests	50,727																50,727
Dividends paid to noncontrolling interests																	(9,243)
Net unrealized holding gains on investment securities																	4,689
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities	(89,808)																(101)
Pension liability adjustments																	594
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments	25,935																17
Foreign currency translation adjustments																	3,203
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments	29,368
Balance at end of fiscal year at Mar. 31, 2013	¥ 10,941,980	¥ 10,608,795	¥ 442,100	¥ 1,646,035	¥ 6,348,133		¥ 239,571	¥ 1,361,620			¥ 574,347	¥ 1,106,316	¥ 2,170	¥ (322,537)	¥ (211,602)	¥ (3,011)	¥ 333,185

Consolidated Statements Of Equity (Parenthetical) (Mitsubishi UFJ Financial Group Shareholders' Equity [Member], Unappropriated Retained Earnings (Accumulated Deficit) [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends, Common stock, per share	¥ 12	¥ 12	¥ 12
Preferred Stock, Class 3 [Member]
Cash dividends, Preferred stock, per share			¥ 30
Preferred Stock, Class 5 [Member]
Cash dividends, Preferred stock, per share	¥ 115	¥ 115	¥ 115

Consolidated Statement Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,119,851		¥ 420,751		¥ 388,187
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization	301,603		307,006		319,641
Impairment of intangible assets (Note 6)	3,378		30,986		26,566
Provision for credit losses (Note 4)	144,542		223,809		292,035
Employee benefit cost for severance indemnities and pension plans (Note 13)	64,970		48,823		29,459
Investment securities gains-net	(155,957)	[1]	(19,384)	[1]	(121,803)	[1]
Amortization of premiums on investment securities	91,252		81,384		67,130
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 29)	(21,734)		35,297		110,003
Foreign exchange losses (gains)-net	(1,059,276)		280,997		76,391
Equity in losses (earnings) of equity method investees-net (Note 2)	(60,210)		499,427		113,017
Provision for deferred income tax expense	133,054		193,114		310,351
Gain on conversion rate adjustment of convertible preferred stock (Note 2)			(139,320)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(3,269,053)		(3,188,559)		1,148,259
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	796,656		2,326,503		1,456,811
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees	(13)		10,754		16,177
Decrease (increase) in accrued interest receivable and other receivables	(82,575)		(110,209)		26,815
Increase (decrease) in accrued interest payable and other payables	4,162		36,425		(18,190)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	(125,309)		116,180		6,875
Increase (decrease) in allowance for repayment of excess interest	(21,777)		(37,452)		52,722
Net increase in collateral for derivative transactions	(179,028)		(618,295)		(37,209)
Partial withdrawal of assets from employee retirement benefit trusts (Note 13)	44,851
Other-net	105,703		94,642		(25,399)
Net cash provided by (used in) operating activities	(2,164,910)		592,879		4,237,838
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	149,910,832		172,325,724		78,141,353
Proceeds from maturities of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	15,343,140		12,863,545		29,841,882
Purchases of investment securities available for sale (including purchases of securities under fair value option) (Note 3)	(163,273,113)		(192,356,659)		(116,023,266)
Proceeds from maturities of investment securities being held to maturity	811,024		835,356		415,008
Purchases of investment securities being held to maturity	(442,016)		(263,300)		(644,793)
Proceeds from sales of other investment securities	31,094		37,397		28,156
Purchases of other investment securities	(8,034)		(46,861)		(39,196)
Net decrease (increase) in loans	(2,543,816)		(5,609,261)		2,751,433
Net decrease (increase) in interest-earning deposits in other banks	(1,706,642)		1,344,430		(2,916,248)
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	106,337		471,372		350,828
Proceeds from sales of premises and equipment	36,015		20,618		14,732
Capital expenditures for premises and equipment	(139,756)		(131,187)		(98,323)
Purchases of intangible assets	(161,090)		(155,308)		(151,775)
Proceeds from sales and dispositions of investments in equity method investees	78,983		125,690		31,556
Proceeds from sales of consolidated VIEs and subsidiaries-net	20,951		1,297		45,957
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	204,956		161,435
Other-net	(69,120)		11,462		(40,187)
Net cash used in investing activities	(1,800,255)		(10,364,250)		(8,292,883)
Cash flows from financing activities:
Net increase in deposits	4,491,412		3,242,703		2,211,211
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	448,370		4,745,245		747,174
Net increase (decrease) in due to trust account	5,698		(6,210)		(68,911)
Net increase (decrease) in other short-term borrowings	429,163		2,409,172		2,533,987
Proceeds from issuance of long-term debt	2,187,511		1,875,591		2,573,277
Repayment of long-term debt	(3,025,310)		(2,263,232)		(3,109,981)
Proceeds from sales of treasury stock	22		130		327
Payments for acquisition of preferred stock (Note 15)					(250,000)
Payments to acquire treasury stock (Note 16)	(19)		(18)		(86)
Payments for purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	(39,000)
Dividends paid	(187,720)		(187,561)		(190,299)
Dividends paid to noncontrolling interests	(9,243)		(16,445)		(6,314)
Other-net	(9,351)		(11,523)		15,525
Net cash provided by financing activities	4,291,533		9,787,852		4,455,910
Effect of exchange rate changes on cash and cash equivalents	62,476		(16,876)		(32,584)
Net increase (decrease) in cash and cash equivalents	388,844		(395)		368,281
Cash and cash equivalents at beginning of fiscal year	3,230,409		3,230,804		2,862,523
Cash and cash equivalents at end of fiscal year	3,619,253		3,230,409		3,230,804
Cash paid during the fiscal year for:
Interest	605,608		683,034		725,400
Income taxes, net of refunds	288,275		119,897		116,399
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	7,584		16,198		5,576
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with the securities joint venture (Note 2):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.					127,270
Capital surplus					20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 1):
Increase in total assets, excluding cash and cash equivalents					237,008
Increase in total liabilities					214,887
Union Bank's acquisitions (Note 2):
Fair value of assets acquired	626,921				322,312
Fair value of liabilities assumed	502,437				328,332
Conversion of Morgan Stanley's convertible preferred stock (Note 2)			¥ 808,266

[1]	The following credit losses are included in Investment securities gains-net: decline in fair value by ¥17,495 million, ¥11,704 million and ¥7,457 million; Other comprehensive income - Net ¥2,993 million, ¥2,078 million and ¥872 million; Total credit losses ¥20,488 million, ¥13,782 million and ¥8,329 million, March 31, 2011, 2012 and 2013, respectively.

Basis Of Financial Statements And Summary Of Significant Accounting Policies [Text Block]	12 Months Ended
Mar. 31, 2013
Basis Of Financial Statements And Summary Of Significant Accounting Policies [Text Block]
1.	BASIS OF FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis of Financial Statements

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal years of certain subsidiaries, which end on or after December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2011, 2012 and 2013, the effect of recording intervening events for the three-month periods ended March 31 on MUFG’s proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31, would have resulted in an increase of ¥13.87 billion, a decrease of ¥1.56 billion, and an increase of ¥1.48 billion to net income attributable to Mitsubishi UFJ Financial Group, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2011, 2012 and 2013 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2011, 2012 and 2013.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses, the valuation allowances of deferred tax assets, recognition and measurement of uncertain tax positions, the valuation of financial instruments, the accounting for goodwill and intangible assets, impairment of investment securities, the allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.

Summary of Significant Accounting Policies

Significant accounting policies applied in the accompanying consolidated financial statements are summarized below:

Consolidation—The accompanying consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group’s equity interest in the earnings (losses) of these equity investees and other-than-temporary impairment are reported in Equity in earnings (losses) of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other than temporary. The MUFG Group determines whether loss on investments is other than temporary, through consideration of various factors, such as the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that would absorb the majority of the VIE’s expected losses or receive the majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the accompanying consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss). Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase (“repurchase agreements”), securities purchased with agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2011, 2012 and 2013, there were no such transactions accounted for as sales.

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the accompanying consolidated balance sheets.

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the accompanying consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits—net, as appropriate. The MUFG Group has elected the fair value option for certain foreign securities. See Note 29 for a further discussion of fair value option.

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available for sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other comprehensive income (loss), net of taxes, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost and investment securities held by subsidiaries that are investment companies or brokers and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and brokers and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to the accompanying consolidated statements of income when, in the opinion of management, a decline in fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains—net in the accompanying consolidated statements of income. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers’ financial needs. Derivatives are also used to manage counterparty credit risk and market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other comprehensive income (loss). Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans—Loans originated by the MUFG Group (“originated loans”) are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment to yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card and UnionBanCal Corporation (“UNBC”) based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income.

Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. If a nonaccrual loan has been restructured and the borrower is not delinquent under the restructured terms, and demonstrates that its financial condition has improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed once a year through a detailed internal credit rating review process. Once a restructured nonaccrual loan is deemed to be a troubled debt restructuring (“TDR”), the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor’s estimate of undiscounted cash flows over the investor’s initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan’s yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition is recognized as an impairment.

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. When a securitization is accounted for as a sale, the proceeds from a sale of financial assets consist of the cash and any other assets obtained, including beneficial interests and separately recognized servicing assets, in the transfer less any liabilities incurred, including separately recognized servicing liabilities. All proceeds and reductions of proceeds from a sale shall be initially measured at fair value.

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year ended March 31, 2013, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower’s creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

In relation to loans categorized as Legally/Virtually Bankrupt, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible and charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is generally determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan’s effective rate, the loan’s observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management’s evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Commercial loans are generally considered uncollectible based on an evaluation of the financial condition of a borrower as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	7 to 27	Declining-balance
Trade names	3 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers’ accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the accompanying consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other comprehensive income (loss). The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group’s business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management’s future forecasts. The allowance is recorded as a liability in Other liabilities.

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a “stock split” as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings per Common Share—Basic earnings per share (“EPS”) excludes dilutive effects of potential common shares and is computed by dividing net income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the accompanying consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus and unappropriated retained earnings.

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other comprehensive income (“OCI”). All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute OCI and are presented, with related income tax effects, in the accompanying consolidated statements of comprehensive income.

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Change in Accounting Estimates

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the U.S. treasury bonds’ credit rating, the downward trend of customer assets under management, which had previously been on an upward trend, was not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 6 for the details of these intangible assets.

Accounting Changes

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance became effective on April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group’s consolidated assets, liabilities and shareholders’ equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 23 for further disclosures required by the new guidance.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group’s disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

Amendment to Accounting for A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor’s evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor’s evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower’s effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no material impact on its financial position and results of operations. See Note 4 for further details of the disclosures required by this guidance.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations (“CDOs”) and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group adopted this guidance on April 1, 2012, which had no impact on its financial position and results of operations. See Note 29 for further details of the disclosures required by this guidance.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of OCI. This guidance eliminates the option to present the components of OCI as part of the statement of changes in stockholders’ equity and requires that all changes in comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, in December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated OCI to net income separately with their respective components of net income and OCI. This does not defer the effective date of the other disclosure requirements within the new guidance. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012. This guidance only affected the presentation of the MUFG Group’s consolidated financial statements and had no impact on its financial position and result of operations.

In February 2013, the FASB issued further guidance which finalizes the specific requirement to present items that are reclassified from accumulated OCI to net income separately with their respective components of net income and OCI. Under this guidance, the deferred date for the specific requirement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. See Recently Issued Accounting Pronouncements—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income for details.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In January 2013, the FASB issued further guidance which provides clarification that the scope of the guidance on disclosures about offsetting assets and liabilities applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with existing guidance or subject to an enforceable master netting arrangement or similar agreement. The new guidance will only affect the MUFG Group’s disclosures about offsetting assets and liabilities, and will not affect its financial position and results of operations.

Amendments to Testing Indefinite-Lived Intangible Assets for Impairment—In July 2012, the FASB issued new guidance which simplifies the impairment testing for indefinite-lived intangible assets other than goodwill. The guidance allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This guidance is effective for impairment tests performed in interim and annual periods for fiscal years beginning after September 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution—In October 2012, the FASB issued new guidance, which clarifies the accounting guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution when a change in cash flows expected to be collected occurs. This guidance specifies an entity shall subsequently account for the change in measurement of the indemnification asset on the same basis as the change in assets subject to the indemnification and limit any amortization of changes in value to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. This guidance is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income—In February 2013, the FASB issued new guidance which requires an entity to present separately for each component of OCI, current period reclassifications out of accumulated OCI and other amounts of current period OCI. In addition, the guidance requires an entity to report the effect of significant reclassifications out of accumulated OCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. Early adoption is permitted. This guidance will only affect the presentation of the MUFG Group’s consolidated statements of income or disclosures related to items reclassified out of OCI and will not affect its financial position and results of operations.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date—In February 2013, the FASB issued new guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity—In March 2013, the FASB issued new guidance which requires the release of an entity’s cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendments to the Scope, Measurement, and Disclosure Requirements for Investment Companies—In June 2013, the FASB issued guidance that changed the approach for determining whether an entity is an investment company under U.S. GAAP, and set forth certain measurement and disclosure requirements. This guidance changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. In addition, this guidance requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. Also, this guidance requires additional disclosures about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption of this guidance is prohibited. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Inclusion of the Fed Funds Effective Swap Rate or Overnight Index Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes—In July 2013, the FASB issued new guidance which permits the U.S. Federal Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to, the interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. This guidance is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Business Developments [Text Block]	12 Months Ended
Mar. 31, 2013
Business Developments [Text Block]
2.	BUSINESS DEVELOPMENTS

Mitsubishi UFJ NICOS Co., Ltd.

On March 30, 2011, MUFG and The Norinchukin Bank (“Norinchukin”) increased the capital of Mitsubishi UFJ NICOS through allotment to existing shareholders. MUFG and Norinchukin acquired ¥85 billion and ¥15 billion of new common shares in Mitsubishi UFJ NICOS, respectively, with no change of ownership in the shares of Mitsubishi UFJ NICOS between MUFG and Norinchukin (i.e., approximately 85% owned by MUFG and 15% owned by Norinchukin).

UnionBanCal Corporation

On April 16 and 30, 2010, Union Bank, N.A. (“Union Bank”), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the Federal Deposit Insurance Corporation (“FDIC”) to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

On December 1, 2012, Union Bank acquired certain assets and assumed certain liabilities of Pacific Capital Bancorp, a bank holding company headquartered in Santa Barbara, California, for ¥124,484 million in cash, and thereby recorded goodwill of ¥33,875 million and intangible assets of ¥6,093 million.

Investment in Morgan Stanley

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley’s preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock (“Series B Preferred Stock”) and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley’s common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley’s common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Gain on conversion rate adjustment of convertible preferred stock in Interest income on investment securities in the accompanying consolidated statement of income for the fiscal year ended March 31, 2012.

Prior to the conversion, the MUFG Group held approximately 3.0% of Morgan Stanley’s common stock and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group held approximately 22.4% of Morgan Stanley’s common stock, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group has adopted the equity method of accounting for its investment in Morgan Stanley from June 30, 2011. The MUFG Group’s investments, results of operations and retained earnings were adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group’s retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley’s common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley’s common stock as an investment in an equity method investee included in Other assets.

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group’s investment in common stock exceeded the underlying equity in net assets of Morgan Stanley and the excess was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley’s common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group’s carrying amount on a per share basis. The MUFG Group evaluated this stock price decline to determine whether the investment in Morgan Stanley was other than temporarily impaired. The MUFG Group determined that the decline in the stock price was other than temporary in light of the increasingly stringent regulatory environment and the existing adverse economic events in Europe. More specifically, new and pending regulations, such as the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (“the Dodd-Frank Act”) and the global regulatory framework often referred to as “Basel III,” were expected to impose significant constraints on the business activities of financial institutions, including the prohibition on certain transactions, the enhancement of risk management frameworks, and the increase in capital adequacy requirements. Rules designed to further regulate the business operations of financial institutions were being adopted, or were at the time scheduled soon to be adopted, by government agencies, including the rules relating to resolution plans and rules generally referred to as the Volcker Rule under the Dodd-Frank Act. Furthermore, the impact of the prolonged European economic crisis had resulted in negative long-term prospects for the global financial market. The events in Europe had an immediate effect on financial institutions holding sovereign securities and were also expected to have long-term consequences for financial institutions with operations in Europe. Given these uncertain economic environment and increasing regulatory challenges, and the significant excess of the carrying amount per share over the quoted market price of Morgan Stanley’s common stock, the MUFG Group recorded an other-than-temporary impairment loss of ¥579,468 million at September 30, 2011. The MUFG Group’s investment in Morgan Stanley’s common stock was adjusted to the quoted market price of Morgan Stanley’s common stock as of September 30, 2011, and the impairment loss was reflected in Equity in earnings (losses) of equity method investees-net in the accompanying consolidated statement of income for the fiscal year ended March 31, 2012. The MUFG Group recorded no additional other-than-temporary impairment loss during the fiscal year ended March 31, 2013. See Note 14 for more information.

Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders

On December 26, 2012, MUSHD and BTMU acquired the remaining 49% ownership of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., which had been 51% owned subsidiary of the MUFG Group. As a result, it became a wholly-owned subsidiary of MUFG. The acquisition was accounted for as an equity transaction, and the excess of the cash consideration paid over the Noncontrolling interest was recognized as a reduction of Capital surplus. The purpose of making Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. a wholly-owned subsidiary is to further strengthen private banking services for high-net-worth customers.

Securities Joint Venture with Morgan Stanley

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley’s global products and services, to the MUFG Group’s retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. (“MUS”) was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group’s ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group’s ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. (“MSJS”).

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. (“MSMS”). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders’ agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS or MSMS result in a requirement to restore its capital, the controlling shareholder is solely responsible for providing additional capital to a minimum level and the noncontrolling shareholder is not obligated to contribute additional capital.

On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. In October 2011, MUMSS implemented an early retirement program to reduce expenditures and improve operating performance. MUMSS recorded employee termination expenses of ¥20 billion in the second half of the fiscal year ended March 31, 2012. On November 24, 2011, the MUFG Group contributed ¥20 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS in order to restore its capital adversely affected by the expenses during the fiscal year ended March 31, 2012. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level. The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS’ earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group’s capital contribution, 40% of the new share issuance on April 2011 and November 2011, or ¥12 billion and ¥8 billion, respectively, was recognized as an increase in noncontrolling interest and a reduction of capital surplus, given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.

To the extent that MUMSS is required to increase its capital level due to factors other than losses, such as future regulatory capital changes, both the MUFG Group and Morgan Stanley are required to contribute the necessary capital based upon their economic interests as set forth above. In this context, to meet an anticipated change in regulatory capital requirements for MUMSS, the MUFG Group contributed ¥15 billion and Morgan Stanley contributed ¥10 billion of additional proportionate capital investments on November 24, 2011, and the contribution by Morgan Stanley was recognized as an increase of noncontrolling interest.

Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2013
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and fair value of investment securities available for sale and being held to maturity at March 31, 2012 and 2013 were as follows:

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	UNBC reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:

(1)	Other debt securities in the table above includes ¥106,699 million of private placement tax-exempt debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.

Other Securities

Investment securities other than Securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥876,333 million and ¥864,052 million at March 31, 2012 and 2013, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥33,432 million and ¥25,900 million at March 31, 2012 and 2013, respectively. See Note 29 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥302,318 million and ¥ 357,805 million at March 31, 2012 and 2013, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine if the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 29 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other than temporary.

With respect to cost-method investments of ¥574,015 million and ¥506,247 million at March 31, 2012 and 2013, respectively, the MUFG Group performed a test to determine whether any impairment indicator existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs evaluation of whether the impairment is other than temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥570,122 million and ¥503,671 million at March 31, 2012 and 2013, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedure described above, the MUFG Group recognized other-than-temporary impairment losses on the cost-method investment of ¥2,882 million, ¥5,829 million and ¥2,364 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of debt securities being held to maturity and the fair values of debt securities available for sale at March 31, 2013 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥318,546	¥319,879	¥14,977,782
Due from one year to five years	233,371	237,234	28,121,000
Due from five years to ten years	1,158,383	1,201,878	7,741,431
Due after ten years	420,864	429,079	3,906,452

Total	¥2,131,164	¥2,188,070	¥54,746,665

Realized Gains and Losses and Transfers of Investment Securities

For the fiscal years ended March 31, 2011, 2012 and 2013, gross realized gains on sales of investment securities available for sale were ¥270,384 million, ¥233,253 million and ¥282,609 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥35,966 million, ¥56,226 million and ¥31,906 million, respectively.

In the second half of the fiscal year ended March 31, 2012, the MUFG Group determined that it no longer had the intent to hold a certain security, which had a carrying value of ¥7,856 million, to maturity in response to a significant deterioration in the issuer’s creditworthiness. As a result, the MUFG Group transferred from Securities being held to maturity to Securities available for sale. The MUFG Group sold all amount of such security by March 31, 2012. The realized losses resulting from the sale of the security recognized in the second half of the fiscal year ended March 31, 2012 were ¥691 million.

For the fiscal year ended March 31, 2013, the MUFG Group determined that it no longer had the intent to hold certain securities, which had a carrying value of ¥47,566 million, to maturity in response to a significant deterioration in the issuers’ creditworthiness. As a result, the MUFG Group transferred these securities from Securities being held to maturity to Securities available for sale. These securities were sold and the MUFG Group recorded a loss of ¥1,518 million for the fiscal year ended March 31, 2013.

On September 30, 2012, UNBC transferred certain CLOs with a carrying amount of ¥88,799 million from Securities being held to maturity to Securities available for sale, due to a significant increase in the risk weights of debt securities used for regulatory capital purposes under rules proposed by the U.S. federal banking agencies in June 2012. The Notices of Proposed Rulemaking (“NPRs”) would revise regulatory capital rules for U.S. Banking organizations and align them with the Basel III capital framework issued by the Basel Committee on Banking Supervision. Although the NPRs have not yet been formally adopted, UNBC was required to include in its 2013 annual capital plan certain capital projections pursuant to the NPRs that adversely affect the risk weights of the transferred CLOs. These regulatory capital changes were not foreseeable when UNBC initially transferred the CLOs from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010 . Accordingly, UNBC no longer intended to hold these securities to maturity. The carrying amount of the CLOs immediately prior to the transfer on September 30, 2012, totaled ¥88,799 million, which included ¥24,026 million of unrealized losses in unamortized OCI. Following the transfer, the securities were recorded at fair value, with an unrealized loss of ¥4,949 million recorded in OCI.

The MUFG Group transferred securities available for sale of ¥12,356 million to Securities being held to maturity during the fiscal year ended March 31, 2013. The MUFG Group has asserted the positive intent and ability to hold these securities to maturity.

Other-than-temporary Impairments of Securities Available for Sale and Being Held to Maturity

For the fiscal years ended March 31, 2011, 2012 and 2013, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥139,020 million, ¥195,684 million and ¥124,172 million, respectively, which were included in Investment securities gains—net in the accompanying consolidated statements of income. The losses of ¥139,020 million for the fiscal year ended March 31, 2011 included losses of ¥20,488 million from debt securities available for sale mainly classified as corporate bonds and ¥115,650 million from marketable equity securities. The losses of ¥195,684 million for the fiscal year ended March 31, 2012 included losses of ¥13,782 million from debt securities available for sale mainly classified as corporate bonds, and ¥176,073 million from marketable equity securities. The losses of ¥124,172 million for the fiscal year ended March 31, 2013 included losses of ¥8,329 million from debt securities available for sale mainly classified as corporate bonds, and ¥113,479 million from marketable equity securities.

Gross Unrealized Losses and Fair Value

The following tables show the unrealized gross losses and fair values of investment securities available for sale and being held to maturity at March 31, 2012 and 2013 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held to maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other than temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2013, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not because of credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying consolidated statements of income.

Residential and commercial mortgage-backed securities

As of March 31, 2013, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises (“GSEs”) of the United States and collateralized by residential mortgage loans, are primarily driven by changes in interest rates and not because of credit losses while the unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are primarily driven by investment grade, and the MUFG Group expects to recover the entire amortized cost basis of these securities with consideration of expected cash flow analysis and other factors. As such, no impairment loss was recorded in the accompanying consolidated statements of income.

Asset-backed securities

As of March 31, 2013, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by the loan assets, and pay the note holders through the receipt of interest and principal repayments from the underlying loan assets. Certain of these CLOs are highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with credit rating deterioration is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality deterioration on such securities at March 31, 2013. As a result, although the fair value of the CLOs portfolio declined during the years ended March 31, 2012 and 2013, no other-than-temporary impairment loss was recorded in the accompanying consolidated statements of income.

Corporate bonds

As of March 31, 2013, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥36,591	¥35,458	¥30,066

Additions:
Initial credit impairments	14,087	8,596	5,347
Subsequent credit impairments	6,401	5,186	2,982

Reductions:
Securities sold or matured	(21,621)	(19,174)	(13,870)

Balance at end of fiscal year	¥35,458	¥30,066	¥24,525

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2012 and 2013 was ¥18,334 million and ¥13,047 million, respectively. Of which, the credit loss component recognized in earnings was ¥30,066 million and ¥24,525 million, and the remaining amount related to all other factors recognized in Accumulated other comprehensive income (loss) before taxes was ¥11,732 million and ¥11,479 million at March 31, 2012 and 2013, respectively.

Other debt securities

As of March 31, 2013, other debt securities primarily consist of private placement tax-exempt debt conduit bonds, which are largely not rated. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment loss, which is performed when the fair value of a security is lower than its amortized cost. Based on the analysis, no other-than-temporary impairment loss was recorded in the accompanying consolidated statement of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2013, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and the fact that the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.

Loans And Allowance For Credit Losses [Text Block]	12 Months Ended
Mar. 31, 2013
Loans And Allowance For Credit Losses [Text Block]
4.	LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2012 and 2013 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2012	2013
	(in millions)
Domestic:
Manufacturing	¥11,451,720	¥11,767,352
Construction	1,155,926	1,056,276
Real estate	11,035,029	11,143,777
Services	3,239,688	2,881,666
Wholesale and retail	8,492,234	8,330,553
Banks and other financial institutions(1)	3,511,055	3,622,021
Communication and information services	1,284,585	1,314,505
Other industries	10,390,191	12,191,566
Consumer	17,636,553	17,132,396

Total domestic	68,196,981	69,440,112

Foreign:
Governments and official institutions	554,933	673,548
Banks and other financial institutions(1)(3)	5,871,731	7,258,978
Commercial and industrial(3)	15,693,487	18,738,731
Other(3)	2,072,194	2,601,338

Total foreign	24,192,345	29,272,595

Unearned income, unamortized premiums—net and deferred loan fees—net	(91,083)	(122,478)

Total(2)	¥92,298,243	¥98,590,229

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.
(3)	The amount of loans previously reported for “Banks and other financial institutions” category within Foreign loans as of March 31, 2012 was restated from ¥4,722,587 million to ¥5,871,731 million. The amount of loans previously reported for “Commercial and industrial” category within Foreign loans as of March 31, 2012 was restated from ¥15,675,995 million to ¥15,693,487 million. The amount of loans previously reported for “Other” category within Foreign loans as of March 31, 2012 was restated from ¥3,238,830 million to ¥2,072,194 million.

Nonaccrual and restructured loans were ¥2,112,964 million and ¥2,280,960 million at March 31, 2012 and 2013, respectively. Had interest on these loans been accrued pursuant to the original terms, gross interest income on such loans for the fiscal years ended March 31, 2012 and 2013 would have been approximately ¥93.8 billion and ¥90.9 billion, respectively, of which approximately ¥44.8 billion and ¥48.9 billion, respectively, were included in interest income on loans in the accompanying consolidated statements of income. Accruing loans contractually past due 90 days or more were ¥65,577 million and ¥41,544 million at March 31, 2012 and 2013, respectively.

The MUFG Group provided commitments to extend credit to customers with restructured loans. The amounts of such commitments were ¥15,729 million and ¥10,662 million at March 31, 2012 and 2013, respectively. See Note 22 for further discussion of commitments to extend credit.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.

The nonaccrual status of loans by class at March 31, 2012 and 2013 is shown below:

	2012	2013
	(in millions)
Commercial
Domestic	¥808,757	¥911,700
Manufacturing	199,608	211,975
Construction	39,959	37,381
Real estate	104,690	185,597
Services	84,753	85,987
Wholesale and retail	237,380	249,251
Banks and other financial institutions	7,802	13,993
Communication and information services	33,233	31,941
Other industries	47,931	42,513
Consumer	53,401	53,062
Foreign-excluding UNBC	69,361	98,085
Residential	122,270	130,830
Card	113,450	88,045
UNBC	49,651	43,670

Total(1)	¥1,163,489	¥1,272,330

Note:

(1)	The above table does not include loans held for sale of nil and ¥818 million at March 31, 2012 and 2013, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥21,965 million at March 31, 2012 and 2013, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2012 and 2013:

	Recorded Loan Balance
At March 31, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769
Manufacturing	302,210	56,268	358,478	376,393	187,081
Construction	33,802	22,034	55,836	60,498	19,986
Real estate	112,357	50,982	163,339	176,520	52,165
Services	140,228	36,378	176,606	182,044	74,707
Wholesale and retail	299,637	69,051	368,688	375,464	192,671
Banks and other financial institutions	9,418	253	9,671	11,777	2,314
Communication and information services	39,077	12,534	51,611	54,063	23,278
Other industries	54,183	8,918	63,101	63,336	40,484
Consumer	54,430	22,912	77,342	86,934	24,083
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704
Residential	303,449	23,513	326,962	406,740	102,892
Card	145,123	1,666	146,789	164,659	47,418
UNBC	29,554	14,915	44,469	49,974	5,321

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153

	Recorded Loan Balance
At March 31, 2013:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,158,927	¥318,028	¥1,476,955	¥1,537,180	¥662,347
Manufacturing	400,946	55,819	456,765	475,946	221,124
Construction	35,581	16,921	52,502	59,411	22,577
Real estate	139,146	100,670	239,816	247,657	55,286
Services	122,792	37,774	160,566	166,510	67,171
Wholesale and retail	309,892	62,274	372,166	380,292	209,634
Banks and other financial institutions	15,201	121	15,322	17,425	8,040
Communication and information services	40,233	12,954	53,187	55,021	23,719
Other industries	42,991	9,794	52,785	53,754	33,485
Consumer	52,145	21,701	73,846	81,164	21,311
Foreign-excluding UNBC	199,890	299	200,189	200,517	122,371
Loans acquired with deteriorated credit quality	30,927	76	31,003	47,916	9,944
Residential	300,231	13,756	313,987	363,439	118,753
Card	123,567	806	124,373	139,196	37,901
UNBC	31,293	22,966	54,259	60,732	3,645

Total(2)	¥1,844,835	¥355,931	¥2,200,766	¥2,348,980	¥954,961

Notes:

(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million at March 31, 2013.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the fiscal years ended March 31, 2012 and 2013:

	Fiscal years ended March 31,
	2012		2013
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,270,856	¥21,356	¥1,414,309	¥24,051
Manufacturing	333,409	5,656	418,402	7,017
Construction	63,215	1,370	54,687	1,174
Real estate	173,739	2,476	198,102	2,747
Services	176,047	3,203	170,025	3,214
Wholesale and retail	326,440	5,239	376,001	6,215
Banks and other financial institutions	9,812	85	11,506	162
Communication and information services	55,387	1,152	51,897	1,061
Other industries	57,612	927	58,081	1,271
Consumer	75,195	1,248	75,608	1,190
Foreign-excluding UNBC	138,900	1,016	172,471	2,487
Loans acquired with deteriorated credit quality	35,307	1,983	32,964	2,028
Residential	318,512	6,549	320,183	6,006
Card	149,255	6,972	135,581	6,504
UNBC	45,297	1,354	46,957	1,720

Total	¥1,958,127	¥39,230	¥2,122,465	¥42,796

The average recorded investments in impaired loans were approximately ¥1,866 billion for the fiscal year ended March 31, 2011.

For the fiscal year ended March 31, 2011, the MUFG Group recognized interest income of approximately ¥42.0 billion on impaired loans.

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class during the fiscal year ended March 31, 2013:

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Fiscal year ended March 31, 2013:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	3,040	¥403,457	¥403,457	358	¥24,319
Manufacturing	823	230,202	230,202	95	10,881
Construction	116	8,382	8,382	18	1,296
Real estate	216	25,021	25,021	5	1,439
Services	286	25,605	25,605	30	1,952
Wholesale and retail	1,235	91,209	91,209	171	6,939
Banks and other financial institutions	5	889	889	1	330
Communication and information services	116	11,287	11,287	17	528
Other industries	58	4,308	4,308	15	791
Consumer	185	6,554	6,554	6	163
Foreign-excluding UNBC	24	18,741	18,274	—	—
Loans acquired with deteriorated credit quality	2	1,166	1,166	1	509
Residential	2,463	53,038	53,038	23	641
Card	43,268	26,409	26,055	7,881	4,507
UNBC	1,638	29,773	27,538	105	2,155

Total	50,435	¥532,584	¥529,528	8,368	¥32,131

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession, and the impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal year ended March 31, 2013 was not material.

TDRs for the Commercial and Residential segments in the above table include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. Nonaccrual loans that were modified during the fiscal year ended March 31, 2013 amounted to approximately ¥533 billion.

TDRs that subsequently defaulted in the Commercial and Residential segments of the above table includes those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines the default as payment default for the purpose of the disclosure.

As for the Card and UNBC segments, the TDRs in the above table represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment and 60 days or more within the UNBC segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2012 and 2013 are shown below:

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings(3)(4)
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,104,655	¥81,238	¥74,786	¥4,069,145

At March 31, 2013:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,099,471	¥4,476,760	¥911,868	¥53,488,099
Manufacturing	10,062,399	1,481,403	211,975	11,755,777
Construction	797,513	220,465	37,381	1,055,359
Real estate	9,570,082	898,619	185,678	10,654,379
Services	2,417,737	362,719	85,987	2,866,443
Wholesale and retail	7,297,267	747,938	249,253	8,294,458
Banks and other financial institutions	3,239,735	367,189	13,993	3,620,917
Communication and information services	1,183,208	98,722	31,941	1,313,871
Other industries	11,951,463	192,291	42,592	12,186,346
Consumer	1,580,067	107,414	53,068	1,740,549
Foreign-excluding UNBC	22,340,927	1,530,191	89,832	23,960,950
Loans acquired with deteriorated credit quality	30,972	52,007	18,334	101,313

Total	¥70,471,370	¥6,058,958	¥1,020,034	¥77,550,362

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,067,823	¥133,410	¥15,201,233
Card	¥582,510	¥89,095	¥671,605

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings(3)
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥2,260,777	¥31,342	¥2,745,365	¥69,437	¥80,433	¥5,187,354

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥132,767 million and ¥66,892 million as of March 31, 2012 and 2013, respectively. The amount of excluded loans as of March 31, 2012 has been restated from ¥160,209 million to ¥132,767 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements. See Note 2 for more information on FDIC covered loans.
(3)	The amount of loans previously reported for “Criticized” within the UNBC segment was further divided into “Special mention” and “Classified” as of March 31, 2013, and that of March 31, 2012 was reclassified into these two categories as well to enable comparisons between the relevant amounts as of March 31, 2012 and 2013, respectively.
(4)	The amounts of loans previously reported for “Pass” and “Criticized” as of March 31, 2012 have been restated to include ¥20,679 million and ¥6,763 million, respectively, of loans that were not previously reported.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the UNBC segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as special mention, substandard or doubtful. Special mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Adversely classified credits are those that are internally risk graded as substandard or doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the UNBC segment, credit quality indicators are generally based on information as of December 31.

Past Due Analysis

Ages of past due loans by class at March 31, 2012 and 2013 are shown below:

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

At March 31, 2013:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥45,915	¥84,823	¥130,738	¥53,357,361	¥53,488,099	¥7,545
Manufacturing	6,963	15,307	22,270	11,733,507	11,755,777	24
Construction	2,118	1,881	3,999	1,051,360	1,055,359	37
Real estate	5,339	15,071	20,410	10,633,969	10,654,379	2,255
Services	12,215	7,537	19,752	2,846,691	2,866,443	80
Wholesale and retail	10,106	24,050	34,156	8,260,302	8,294,458	82
Banks and other financial institutions	—	72	72	3,620,845	3,620,917	2
Communication and information services	2,286	2,835	5,121	1,308,750	1,313,871	12
Other industries	1,592	6,809	8,401	12,177,945	12,186,346	11
Consumer	5,296	11,261	16,557	1,723,992	1,740,549	5,042
Foreign-excluding UNBC	19,806	17,686	37,492	23,923,458	23,960,950	206
Residential	91,148	55,132	146,280	15,037,723	15,184,003	32,918
Card	23,680	39,796	63,476	594,896	658,372	—
UNBC	30,736	17,922	48,658	5,102,991	5,151,649	69

Total	¥211,285	¥215,359	¥426,644	¥98,016,429	¥98,443,073	¥40,738

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million and ¥2,039 million of FDIC covered loans at March 31, 2012 and 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the fiscal year ended March 31, 2011 are shown below:

2011
(in millions)
Balance at beginning of fiscal year	¥1,315,615
Provision for credit losses	292,035
Charge-offs	385,770
Less—Recoveries	43,670

Net charge-offs	342,100
Others(1)	(25,094)

Balance at end of fiscal year	¥1,240,456

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2012 and 2013 are shown below:

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(1)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Fiscal year ended March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	127,874	1,302	12,379	2,987	144,542
Charge-offs	80,534	16,283	32,135	15,585	144,537
Recoveries	23,410	353	2,723	5,189	31,675

Net charge-offs	57,124	15,930	29,412	10,396	112,862
Others(1)	13,405	—	—	5,395	18,800

Balance at end of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2012 and 2013 are shown below:

At March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

At March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥784,718	¥117,670	¥37,901	¥3,645	¥943,934
Collectively evaluated for impairment	248,798	37,360	13,809	54,705	354,672
Loans acquired with deteriorated credit quality	34,947	2,179	160	95	37,381

Total	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Loans:
Individually evaluated for impairment	¥1,677,144	¥309,408	¥123,519	¥54,259	¥2,164,330
Collectively evaluated for impairment	75,771,905	14,874,595	534,853	5,099,429	96,280,782
Loans acquired with deteriorated credit quality	101,313	17,230	13,233	100,558	232,334

Total(1)	¥77,550,362	¥15,201,233	¥671,605	¥5,254,246	¥98,677,446

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease in the allowance for credit losses due to loan disposal activity amounting to ¥0.6 billion, ¥1.2 billion and ¥0.4 billion for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

The MUFG Group sold ¥706 billion and ¥884 billion of commercial loans during the fiscal years ended March 31, 2012 and 2013, respectively.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2012	2013
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥29,483	¥117,468
Cash flows expected to be collected at acquisitions	2,854	77,417
Fair value of loans at acquisition	2,854	63,731
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥84,728	¥86,877
Additions	—	13,686
Accretion	(34,373)	(39,981)
Disposals	—	—
Reclassifications from nonaccretable difference	37,793	29,721
Foreign currency translation adjustments	(1,271)	4,875

Balance at end of fiscal year	¥86,877	¥95,178

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥662,369	¥493,111
Outstanding balance at end of fiscal year	493,111	497,265
Carrying amount at beginning of fiscal year	271,909	212,702
Carrying amount at end of fiscal year	212,702	232,334
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥2,854	¥826
Carrying amount at end of fiscal year	26,346	21,965
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥34,985	¥36,391
Additional provisions during fiscal year	5,620	5,784
Reductions of allowance during fiscal year	1,658	2,066
Balance of allowance for loan losses at end of fiscal year	36,391	37,381

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2012 and 2013, the components of the investment in direct financing leases were as follows:

	2012	2013
	(in millions)
Minimum lease payments receivable	¥565,967	¥677,959
Estimated residual values of leased property	17,653	22,384
Less—unearned income	(43,840)	(69,196)

Net investment in direct financing leases	¥539,780	¥631,147

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2013 were as follows:

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2014	¥192,337
2015	173,808
2016	103,410
2017	66,611
2018	45,954
2019 and thereafter	95,839

Total minimum lease payment receivables	¥677,959

Government-led Loan Restructuring Program

Under the legislation enacted by the Japanese Diet in June 1996, which incorporates the restructuring program for the loans of seven failed housing-loan companies (the “Jusen”), the Deposit Insurance Corporation (“DIC”) established a Housing Loan Administration Corporation (“HLAC”) to collect and dispose of the loans of the liquidated Jusen. In 1999, HLAC merged with the Resolution and Collection Bank Limited to create the Resolution and Collection Corporation (“RCC”), which is wholly owned by the DIC.

Financial institutions, including the MUFG Group, waived the repayment of substantial amounts of the loans to the Jusen and transferred the remaining balances to HLAC. Financial institutions were requested to make loans to HLAC to finance its collection activities, and in the fiscal year ended March 31, 1997, the MUFG Group made loans of ¥407,078 million with an original maturity term of 15 years. The 15-year term loans to HLAC, which are guaranteed by the DIC under the legislation and the loan agreements, matured in 2011 and earn interest at TIBOR (Tokyo Interbank Offered Rate) plus 0.125%. On October 1, 2005, the MUFG Group acquired, at fair value, loans of the UFJ Holdings Group to HLAC in connection with the merger with UFJ Holdings. During the fiscal years ended March 31, 2011 and 2012, certain of these loans were repaid before maturity. At March 31, 2011 and 2012, outstanding loans to RCC were ¥169,559 million and nil, respectively.

Under this restructuring program, a Financial Stabilization Fund (the “Special Fund”) was established within the DIC, and the Bank of Japan and other financial institutions established another fund (the “New Fund”). These funds are principally invested in Japanese government bonds. The MUFG Group made non-interest-earning deposits of ¥176,089 million with the Special Fund and the New Fund in the fiscal year ended March 31, 1997, and expected all collection activities to be completed by December 2011, after 15 years of collection activities of the Jusen loans by RCC.

As the end of RCC’s operations was approaching, the amount of the loss (so-called “stage two loss”), which might have ultimately been incurred through the collection activities, had been becoming clearer. In May 2011, the Japanese Diet enacted a law to partially revise the Deposit Insurance Law. Although it has already been decided that the loss should be shared equally between the Japanese government and private financial institutions, the revised law clarified the details of how the Japanese government will absorb the half of the loss. On the other hand, the second half of the loss, which has to be absorbed by private financial institutions, would be covered by the investment income earned by the Special Fund during the 15 years. However, if the loss exceeds the total of investment income earned by the Special Fund, such an excess loss would be covered by the deposits with the Special Fund. As a possibility of such an excess loss became higher, the MUFG Group recognized impairment losses for the deposits with the Special Fund of ¥22,705 million, which are included in Other non-interest expenses, for the fiscal year ended March 31, 2011.

The deposit balances with the New Fund and the Special Fund as of March 31, 2011 and 2012, which are included in Other assets, were ¥362,695 million and ¥204,956 million, respectively, reflecting a present value discount and subsequent accretion of the discount during the period until the expected maturity date.

In September 2011, the deposits of ¥161,435 million with the New Fund were fully collected according to their terms. In June 2012, the entire deposits of ¥204,956 million with the Special Fund were fully collected as well.

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual customers in Japan and overseas in the normal course of business. In order to improve its loan quality, BTMU and MUTB actively disposed of nonperforming loans. Most of such nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of BTMU and MUTB generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net gains on the sales of loans were ¥10,382 million, ¥16,256 million and ¥14,274 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2012 and 2013, outstanding loans to such related parties were not material.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2011, 2012 and 2013, there were no loans to related parties that were charged-off. Additionally, at March 31, 2011, 2012, and 2013, there were no loans to related parties that were impaired.

Premises And Equipment [Text Block]	12 Months Ended
Mar. 31, 2013
Premises And Equipment [Text Block]
5.	PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2012 and 2013 consisted of the following:

	2012	2013
	(in millions)
Land	¥381,977	¥379,943
Buildings	708,223	723,902
Equipment and furniture	687,228	767,733
Leasehold improvements	233,123	236,353
Construction in progress	19,330	17,976

Total	2,029,881	2,125,907
Less accumulated depreciation	1,042,407	1,066,853

Premises and equipment-net	¥987,474	¥1,059,054

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥45,883 million and ¥43,222 million at March 31, 2012 and 2013, respectively. Accumulated depreciation on such capitalized leases at March 31, 2012 and 2013 amounted to ¥31,090 million and ¥29,385 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the accompanying consolidated balance sheets and depreciated. The financing obligation at March 31, 2012 and 2013 was ¥48,500 million and ¥47,435 million, respectively.

For the fiscal years ended March 31, 2011, 2012 and 2013, the MUFG Group recognized ¥11,332 million, ¥10,913 million and ¥3,975 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥199 million, ¥5,209 million and ¥1,932 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.

Goodwill And Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2013
Goodwill And Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2012 and 2013:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2011:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥201,629	¥353,832	¥2,300	¥2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	201,629	353,300	2,300	363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	192,520	344,191	2,300	354,283
Goodwill acquired during the fiscal year(2)	—	—	—	—	39,683	39,683	—	39,683
Foreign currency translation adjustments and other	—	—	—	—	23,990	23,990	—	23,990

Balance at March 31, 2013:
Goodwill	840,055	885,234	22,527	152,203	256,193	408,396	2,300	2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥256,193	¥407,864	¥2,300	¥417,956

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

There were no impairment losses recognized for the fiscal years ended March 31, 2011, 2012 and 2013.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2012 and 2013:

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,486,013	¥959,829	¥526,184	¥1,640,297	¥1,105,783	¥534,514
Core deposit intangibles	629,933	418,315	211,618	638,863	456,339	182,524
Customer relationships	231,209	125,260	105,949	233,360	136,603	96,757
Trade names	51,249	12,261	38,988	52,562	14,430	38,132
Other	4,263	2,805	1,458	4,899	2,744	2,155

Total	¥2,402,667	¥1,518,470	884,197	¥2,569,981	¥1,715,899	854,082

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			9,249			9,034

Total			12,286			12,071

Total			¥896,483			¥866,153

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥163,961 million, which primarily consisted of ¥163,060 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥545 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2013 amounted to ¥171,650 million, which primarily consisted of ¥163,748 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2013 amounted to ¥50 million.

For the fiscal years ended March 31, 2011, 2012 and 2013, the MUFG Group recognized ¥26,566 million, ¥30,986 million and ¥3,378 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2011 included a loss of ¥19,267 million relating to customer relationships under the Integrated Trust Assets Business Group and a loss of ¥6,226 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group. These intangible assets were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows of the above customer relationships were revised downwards due to the global financial environment where low interest rates were expected to continue, and the appreciation of Japanese yen against major currencies and its adverse impact to the growth prospect of trust assets. The estimated future cash flows of the above contractual rights were revised downwards due to the severe environment of the credit card business. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2012 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group reflected the business environment of the credit card business, which has recently experienced further deterioration, in the future cash flows projection for the contractual rights above. Also, the estimated future cash flows of the customer relationships above from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 “Change in Accounting Estimates” section for the details.

Also, for the fiscal year ended March 31, 2011, the MUFG Group recognized a loss of ¥16,370 million in Other non-interest expenses in the accompanying consolidated statements of income from the disposal of software for internal use due to a suspension of the system integration project by one of MUFG’s subsidiaries.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2014	¥199,844
2015	163,694
2016	135,027
2017	107,274
2018	74,153

Income Taxes [Text Block]	12 Months Ended
Mar. 31, 2013
Income Taxes [Text Block]
7.	INCOME TAXES

Income (loss) before Income Tax Expense

Income (loss) before income tax expense by jurisdiction for the fiscal years ended March 31, 2011, 2012 and 2013 was as follows:

	2011	2012		2013
	(in millions)
Domestic income	¥443,304	¥1,037,891		¥898,596
Foreign income (loss)	378,508	(187,949	)(1)	517,275

Total	¥821,812	¥849,942		¥1,415,871

Note:

(1)	An other-than-temporary impairment loss of Morgan Stanley’s common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Income Tax Expense (Benefit)

The detail of current and deferred income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
	(in millions)
Current:
Domestic	¥52,982	¥156,764	¥102,357
Foreign	70,292	79,313	60,609

Total	123,274	236,077	162,966

Deferred:
Domestic	293,450	171,889	122,804
Foreign	16,901	21,225	10,250

Total	310,351	193,114	133,054

Income tax expense	433,625	429,191	296,020
Income tax expense (benefit) reported in equity relating to:
Investment securities	(185,069)	116,997	336,531
Derivatives qualifying for cash flow hedges	(2,250)	235	2,217
Pension liability adjustments	(69,139)	(66,573)	43,213
Foreign currency translation adjustments	(2,032)	13,230	18,537

Total	(258,490)	63,889	400,498

Total	¥175,135	¥493,080	¥696,518

On November 30, 2011, the Japanese Diet enacted two tax related laws: “Amendment to the 2011 Tax Reform” and “Special Measures to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake.” The changes under the new laws include a limitation on the use of net operating loss carryforwards to 80% of taxable income, a two-year increase in the carryforward period of certain net operating loss carryforwards to a nine-year period, and an approximately 5% reduction in the effective statutory rate of corporate income tax from 40.6% to 35.6%. While the reduction in the effective statutory rate was effective for fiscal years beginning on or after April 1, 2012, a temporary surtax levied on corporate income taxes to fund the earthquake recovery efforts caused the effective statutory rate of corporate income tax to be approximately 38.0% for the three year period between April 1, 2012 and March 31, 2015. The change in tax laws resulted in an increase of ¥77,997 million in income tax expense for the fiscal year ended March 31, 2012.

Reconciliation of Effective Income Tax Rate

Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 40.6% for the fiscal years ended March 31, 2011 and 2012 and approximately 38.0% for the fiscal year ended March 31, 2013. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

A reconciliation of the effective income tax rate reflected in the accompanying consolidated statements of income to the combined normal effective statutory tax rate for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
Combined normal effective statutory tax rate	40.6%	40.6%	38.0%
Nondeductible expenses	0.3	0.2	0.1
Dividends from foreign subsidiaries	0.1	0.1	0.0
Foreign tax credit and payments	3.3	(2.1)	(0.8)
Lower tax rates applicable to income of subsidiaries	(0.6)	(0.5)	(0.5)
Change in valuation allowance	10.6	2.3	(7.3)
Realization of previously unrecognized tax effects of subsidiaries	(3.7)	0.0	(10.7	)(1)
Nontaxable dividends received	(2.7)	(3.4)	(2.3)
Undistributed earnings of subsidiaries	(1.5)	0.2	1.5
Tax and interest expense for uncertainty in income taxes	0.2	0.1	(0.1)
Expiration of loss carryforward	6.4	4.8	2.1
Effect of changes in tax laws	—	9.1	—
Other—net	(0.2)	(0.9)	0.9

Effective income tax rate	52.8%	50.5%	20.9%

Note:

(1)	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2012 and 2013 were as follows:

	2012	2013
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥759,199	¥774,612
Operating loss carryforwards	186,800	106,856
Loans	9,031	14,360
Accrued liabilities and other	461,323	355,337
Premises and equipment, including sale-and-leaseback transactions	112,185	102,217
Derivative financial instruments	67,752	64,583
Accrued severance indemnities and pension plans	206,329	164,797
Valuation allowance	(644,701)	(483,006)

Total deferred tax assets	1,157,918	1,099,756

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	37,876	488,728
Intangible assets	123,027	104,736
Lease transactions	48,124	54,025
Other	39,509	64,806

Total deferred tax liabilities	248,536	712,295

Net deferred tax assets	¥909,382	¥387,461

The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The amount of valuation allowance is determined based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors. For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2012 and 2013 to the extent that it is more likely than not that they will not be realized.

Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2012 and 2013, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥26,637 million and ¥28,644 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither plans nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.

Operating Loss and Tax Credit Carryforwards

At March 31, 2013, the MUFG Group had operating loss carryforwards for corporate tax of ¥335,303 million and tax credit carryforwards of ¥3,526 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2014	¥2,525	¥92
2015	2,366	249
2016	—	61
2017	—	64
2018	35,589	70
2019	8,297	51
2020 and thereafter	272,788	2,376
No definite expiration date	13,738	563

Total	¥335,303	¥3,526

Uncertainty in Income Tax

The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥75,479	¥61,297	¥58,588
Gross amount of increases for current year’s tax positions	406	455	366
Gross amount of decreases for current year’s tax positions	(1,482)	(339)	(49)
Gross amount of increases for prior years’ tax positions	9,113	2,887	2,765
Gross amount of decreases for prior years’ tax positions	(8,698)	(312)	(35,119	)(1)
Net amount of changes relating to settlements with tax authorities	(4,434)	(2,515)	760
Decreases due to lapse of applicable statutes of limitations	(1,479)	(1,123)	—
Foreign exchange translation	(7,608)	(1,762)	3,645

Balance at end of fiscal year	¥61,297	¥58,588	¥30,956

Note:

(1)	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years’ tax positions.

The total amount of unrecognized tax benefits at March 31, 2011, 2012 and 2013 that, if recognized, would affect the effective tax rate are ¥24,639 million, ¥9,170 million and ¥9,632 million, respectively. The remainder of the uncertain tax positions have offsetting amounts in other jurisdictions or are temporary differences.

The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the “unrecognized tax benefits” above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥7,273	¥7,033	¥6,934
Total interest and penalties in the consolidated statements of income	585	27	(2,975)
Total cash settlements and foreign exchange translation	(825)	(126)	569

Balance at end of fiscal year	¥7,033	¥6,934	¥4,528

The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2012 and forward
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2004 and forward
United States—New York City	2004 and forward

The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. It is reasonably possible that the unrecognized tax benefits will decrease by approximately ¥12.8 billion during the next twelve months, since resolved items will be removed from the balance whether their resolution results in payment or recognition.

Pledged Assets And Collateral [Text Block]	12 Months Ended
Mar. 31, 2013
Pledged Assets And Collateral [Text Block]
8.	PLEDGED ASSETS AND COLLATERAL

Pledged Assets

At March 31, 2013, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2013
(in millions)
Trading account securities	¥12,371,150
Investment securities	5,418,851
Loans	6,938,076
Other	74,796

Total	¥24,802,873

The above pledged assets were classified by type of liabilities to which they related as follows:

2013
(in millions)
Deposits	¥574,617
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,313,556
Other short-term borrowings and long-term debt	9,991,343
Other	388,218

Total	¥24,802,873

In addition, at March 31, 2013, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans, and other assets aggregating ¥18,613,788 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and the Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, which do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

Under Japanese law, Japanese banks are required to maintain certain reserves on deposit with the Bank of Japan based on the amount of deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2012 and 2013 the reserve funds maintained by the MUFG Group, which are included in Cash and due from banks and Interest-earning deposits in other banks, were ¥3,562,136 million and ¥5,697,318 million, respectively. Average reserves during the fiscal years ended March 31, 2012 and 2013 were ¥2,875,129 million and ¥4,566,092 million, respectively.

Collateral

The MUFG Group accepts and provides financial assets as collateral for transactions, principally commercial loans, repurchase agreements and securities lending transactions, call money, and derivatives. Financial assets eligible for such collateral include, among others, marketable equity securities, trade and notes receivable and certificates of deposit.

Secured parties, including creditors and counterparties to certain transactions with the MUFG Group, may sell or repledge financial assets provided as collateral. Certain contracts, however, may not be specific about the secured party’s right to sell or repledge collateral under the applicable statutes and, therefore, whether or not the secured party is permitted to sell or repledge collateral would differ depending on the interpretations of specific provisions of the existing statutes, contract or certain market practices. If the MUFG Group determines, based on available information, that a financial asset provided as collateral might not be sold or repledged by the secured parties, such collateral is not separately reported in the accompanying consolidated balance sheets. If a secured party is permitted to sell or repledge financial assets provided as collateral by contract or custom under the existing statutes, the MUFG Group reports such pledged financial assets separately on the face of the accompanying consolidated balance sheets. At March 31, 2013, the MUFG Group pledged ¥27,267 billion of assets that may not be sold or repledged by the secured parties.

Certain banking subsidiaries accept collateral for commercial loans and certain banking transactions under a standardized agreement with customers, which provides that these banking subsidiaries may require the customers to provide collateral or guarantees with respect to the loans and other banking transactions. Financial assets pledged as collateral are generally negotiable and transferable instruments, and such negotiability and transferability is authorized by applicable legislation. In principle, Japanese legislation permits these banking subsidiaries to repledge financial assets accepted as collateral unless otherwise prohibited by contract or relevant statutes. Nevertheless, the MUFG Group did not sell or repledge nor does it plan to sell or repledge such collateral accepted in connection with commercial loans before a debtor’s default or other credit events specified in the agreements as it is not customary within the banking industry in Japan to dispose of collateral before a debtor’s default and other specified credit events. Derivative agreements commonly used in the marketplace do not prohibit a secured party’s disposition of financial assets received as collateral, and in resale agreements and securities borrowing transactions, securities accepted as collateral may be sold or repledged by the secured parties. At March 31, 2012 and 2013, the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged was ¥11,721 billion and ¥11,873 billion, respectively, of which ¥8,530 billion and ¥8,190 billion, respectively, was sold or repledged.

At March 31, 2012 and 2013, the cash collateral paid for derivative transactions, which is included in Other assets, was ¥1,334,968 million and ¥1,573,698 million, respectively, and the cash collateral received for derivative transactions, which is included in Other liabilities, was ¥272,806 million and ¥366,544 million, respectively.

Deposits [Text Block]	12 Months Ended
Mar. 31, 2013
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including certificates of deposit (“CDs”), issued in amounts of ¥10 million (approximately U.S.$106 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 29, 2013) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥26,882,261 million and ¥17,553,275 million, respectively, at March 31, 2012, and ¥28,267,100 million and ¥19,783,917 million, respectively, at March 31, 2013.

The maturity information at March 31, 2013 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥36,649,111	¥19,486,246
Due after one year through two years	6,327,060	265,011
Due after two years through three years	3,025,807	95,802
Due after three years through four years	683,254	97,479
Due after four years through five years	659,558	85,149
Due after five years	234,509	26,407

Total	¥47,579,299	¥20,056,094

Call Loans And Funds Sold, And Call Money And Funds Purchased [Text Block]	12 Months Ended
Mar. 31, 2013
Call Loans And Funds Sold, And Call Money And Funds Purchased [Text Block]
10.	CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,796,221	¥4,010,582
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.28%	0.18%

Due To Trust Account [Text Block]	12 Months Ended
Mar. 31, 2013
Due To Trust Account [Text Block]
11.	DUE TO TRUST ACCOUNT

MUTB holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.

However, excess cash funds of individual trust accounts are often placed with MUTB which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions for the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥627,331	¥633,029
Weighted average interest rate on outstanding balance at end of fiscal year	0.08%	0.09%

Short-Term Borrowings And Long-Term Debt [Text Block]	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings And Long-Term Debt [Text Block]
12.	SHORT-TERM BORROWINGS AND LONG-TERM DEBT

At March 31, 2012 and 2013, the MUFG Group had unused lines of credit for short-term financing amounting to ¥11,527,432 million and ¥11,282,220 million, respectively. The amounts principally consist of the lines of collateralized intraday overdrafts without interest charges and collateralized overnight loans on bills at the official discount rate granted by the Bank of Japan, which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.

Other short-term borrowings at March 31, 2012 and 2013 were comprised of the following:

	2012	2013
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,560,552	¥1,358,067
Borrowings from the Bank of Japan	7,189,750	7,466,717
Borrowings from other financial institutions	201,139	203,120
Other	70,998	49,500

Total domestic offices	9,022,439	9,077,404

Foreign offices:
Commercial paper	1,359,900	2,125,851
Borrowings from other financial institutions	472,010	386,068
Other	27,276	19,389

Total foreign offices	1,859,186	2,531,308

Total	10,881,625	11,608,712
Less unamortized discount	100	114

Other short-term borrowings—net	¥10,881,525	¥11,608,598

Weighted average interest rate on outstanding balance at end of fiscal year	0.23%	0.20%

Long-term debt (with original maturities of more than one year) at March 31, 2012 and 2013 was comprised of the following:

	2012	2013
	(in millions)
MUFG:
Obligations under capital leases	¥28	¥59
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in U.S. dollars, no stated maturity, principally 6.25%	411	470
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,098	1,207
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, no stated maturity, principally 6.20%(2)	394	430

Total	383,931	384,166

BTMU:
Obligations under capital leases	¥17,554	¥15,294
Obligation under sale-and-leaseback transactions	48,500	47,435
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2013-2027, principally 0.16%-2.69%	1,518,900	1,337,900
Fixed rate bonds, payable in U.S. dollars, due 2013-2023, principally 1.00%-3.85%	513,689	639,679
Fixed rate bonds, payable in other currencies excluding Japanese yen, U.S. dollars, due 2014-2017, principally 4.05%-5.58%(2)	98,337	126,709
Fixed rate borrowings, payable in Japanese yen, due 2013-2027, principally 0.10%-0.50%	7,238	10,297
Fixed rate borrowings, payable in U.S. dollars, due 2018, principally 7.49%	395	383
Fixed rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, due 2013-2014, principally 2.13%-5.65%(2)	320	384
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.57%	20,000	20,000
Floating rate bonds, payable in U.S. dollars, due 2014-2016, principally 0.74%-0.95%	40,898	93,667
Floating rate bonds, payable in other currencies excluding Japanese yen, U.S. dollars, due 2015, principally 4.38%(2)	25,635	29,379
Floating rate borrowings, payable in U.S. dollars, due 2014-2023, principally 0.45%-0.82%	457,190	780,410
Floating rate borrowings, payable in Euro, due 2014-2021, principally 0.40%-0.43%	—	7,839

Total	2,682,602	3,046,647
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2013-2031, principally 0.93%-2.91%	2,135,169	1,579,037
Fixed rate borrowings, payable in Japanese yen, due 2016-2035, principally 0.63%-2.24%	225,737	233,419
Fixed rate borrowings, payable in U.S. dollars, due 2013, principally 6.76%	105,260	118,177
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.89%-1.69%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.32%-2.86%	535,600	395,600
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.07%-4.78%	901,100	891,199
Adjustable rate borrowings, payable in U.S. dollars, due 2017, principally 0.97%	41,095	—
Adjustable rate borrowings, payable in U.S. dollars, no stated maturity, principally 6.25%	201,366	221,018
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.58%	10,980	—
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	144,387	158,760
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, no stated maturity, principally 6.20%(2)	74,207	80,885
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.49%-0.93%	41,900	41,900

Total	4,510,501	3,813,695
Obligations under loan securitization transaction accounted for as secured borrowings, due 2013-2044, principally 0.31%-5.90%	1,977,785	1,516,893
Payable under repurchase agreements, due 2018, principally 1.48%	—	188,100

Total	9,236,942	8,628,064

Other subsidiaries:
Obligations under capital leases	¥11,489	¥10,286
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2041, principally 0.00%-7.00%	444,346	547,746
Fixed rate borrowings, bonds and notes, payable in U.S. dollars, due 2013-2038, principally 0.00%-8.10%	18,869	46,849
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, due 2013-2037, principally 0.50%-10.00%(2)	4,945	10,389
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2043, principally 0.00%-11.00%	1,090,919	1,199,685
Floating rate borrowings, bonds and notes, payable in U.S. dollars, due 2013-2038, principally 0.00%-10.00%	476,431	403,809
Floating rate bonds and notes, payable in Euro, due 2013-2018, principally 0.00%-1.76%	1,212	22,492
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, due 2014-2038, principally 0.00%-12.00%(2)	14,843	2,006

Total	2,051,565	2,232,976
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2030, principally 0.56%-2.98%	412,931	435,544
Fixed rate bonds and notes, payable in U.S. dollars, due 2013-2036, principally 2.01%-10.35%	90,116	105,096
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2020, principally 1.56%-2.70%	86,300	72,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	101,496	105,744
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2018, principally 0.56%-1.61%	195,030	192,391

Total	885,873	911,075
Obligations under loan securitization transaction accounted for as secured borrowings, due 2013-2015, principally 0.44%-6.10%	23,262	15,791

Total	2,972,189	3,170,128

Total	¥12,593,062	¥12,182,358

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Thai baht, Russian ruble etc, have been summarized into the “Other currencies” classification.

The MUFG Group uses derivative financial instruments for certain debts to manage its interest rate and currency exposures. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2012 and 2013.

Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.

The following is a summary of maturities of long-term debt subsequent to March 31, 2013:

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2014	¥17	¥1,060,289	¥577,163	¥1,637,469
2015	15	1,068,006	390,606	1,458,627
2016	8	873,692	305,246	1,178,946
2017	5	561,434	309,753	871,192
2018	2	730,544	282,421	1,012,967
2019 and thereafter	384,119	4,334,099	1,304,939	6,023,157

Total	¥384,166	¥8,628,064	¥3,170,128	¥12,182,358

Severance Indemnities And Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2013
Severance Indemnities And Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans (“pension benefits”), which cover substantially all of its employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans (“CDBPs”) which provide benefits to all their domestic employees. MUTB has a contributory CDBP similar to these non-contributory CDBPs.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees’ pension fund plan to separate the substitutional portion of the employees’ pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. In January 2013, MUTB also obtained an approval for an exemption from the obligation to pay benefits for past employee services related to the substitutional portion. As of March 31, 2013, the benefit obligation for past employee services related to the substitutional portion and the related government-specified portion of the plan assets have not been transferred to the Japanese government. The guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, requires employers to account for the entire separation process of a substitutional portion from an entire plan upon completion of the transfer of the substitutional portion of the benefit obligation for both the past and the future employee services and the related plan assets to the government in a single settlement transaction. In accordance with the guidance, no accounting for the transfer was recorded for the fiscal year ended March 31, 2012 and 2013.

In addition to the CDBPs, BTMU and MUTB had non-contributory closed Tax-Qualified Pension Plans (“closed TQPPs”), which were defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also had a contributory closed TQPP in addition to the non-contributory closed TQPPs. In March 2012, Tax-Qualified Pension Plans were abolished pursuant to the Amendment to the 2011 Tax Reform enacted in 2011. Prior to the abolishment, the contributory and non-contributory closed TQPPs held by BTMU and MUTB were integrated into their non-contributory CDBPs. The balances of projected benefit obligations and plan assets of the closed TQPPs were directly transferred with no impact on the MUFG Group’s financial position and results of operations.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans (“SIPs”) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2011, 2012 and 2013 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,713	¥39,709	¥38,840	¥6,092	¥909	¥6,328	¥968	¥8,098	¥1,114
Interest costs on projected benefit obligation	33,184	31,509	26,648	10,900	1,335	10,649	1,192	10,716	1,135
Expected return on plan assets	(56,105)	(55,336)	(48,106)	(16,220)	(1,086)	(14,216)	(1,106)	(14,169)	(1,030)
Amortization of net actuarial loss	15,600	29,424	42,496	1,386	516	6,221	514	8,030	715
Amortization of prior service cost	(10,576)	(11,534)	(12,309)	51	(61)	35	(57)	54	(59)
Amortization of net obligation at transition	—	—	—	—	115	—	105	—	105
Loss on settlements and curtailment	3,706	4,378	2,600	—	—	40	—	95	(3)

Net periodic benefit cost	¥25,522	¥38,150	¥50,169	¥2,209	¥1,728	¥9,057	¥1,616	¥12,824	¥1,977

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	2.05%	1.91%	1.55%	6.10%	6.04%	5.67%	5.36%	4.73%	4.70%
Discount rates in determining benefit obligation	1.91	1.55	1.25	5.67	5.36	4.73	4.70	4.25	4.01
Rates of increase in future compensation level for determining expense	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.31	3.07	4.67	—	4.60	—	4.58	—
Expected rates of return on plan assets	2.98	3.11	2.78	7.49	8.00	7.49	8.00	6.92	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	UNBC		Other than UNBC
	2012(1)	2013(1)	2012(1)	2013(1)
Initial trend rate	8.90%	8.31%	7.50%	7.50%
Ultimate trend rate	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2018	2021	2018	2017

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥359	¥(292)	¥79	¥(59)
Effect on postretirement benefit obligation	3,073	(2,584)	1,372	(1,046)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2011 and 2012, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2012 and 2013:

	Domestic subsidiaries						Foreign offices and subsidiaries
	2012			2013			2012		2013
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,328,152	¥381,457		¥1,383,933	¥389,264		¥195,080	¥23,653	¥225,361	¥24,701
Service cost	33,605	6,104		34,182	4,658		6,328	968	8,098	1,114
Interest cost	24,394	7,115		20,510	6,138		10,649	1,192	10,716	1,135
Plan participants’ contributions	—	726		—	—		13	420	14	450
Acquisitions/ Divestitures	(268)	—		8	—		—	—	—	—
Amendments	(27,159)	—		—	—		98	—	302	—
Actuarial loss	86,204	26,491		65,369	15,583		30,020	958	23,154	975
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Lump-sum payment	(15,613)	—		(15,445)	—		(754)	—	(440)	—
Translation adjustments and other	18,586 (1)	(18,586	)(1)	—	—		(9,228)	(835)	29,180	3,300

Benefit obligation at end of fiscal year	1,383,933	389,264		1,433,161	404,427		225,361	24,701	283,224	30,002

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,348,510	451,373		1,317,074	433,710		190,130	14,043	182,791	13,370
Actual return (loss) on plan assets	(18,132)	1,574		174,467	64,893		4,528	78	24,787	1,866
Employer contributions	28,135	16,645		26,314	15,635		2,835	1,128	14,807	1,144
Acquisitions/ Divestitures	(36)	—		(53)	—		—	—	—	—
Plan participants’ contributions	—	726		—	—		13	420	14	450
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Translation adjustments and other	22,565 (1)	(22,565	)(1)	—	(44,851	)(2)	(7,870)	(644)	23,843	3,028

Fair value of plan assets at end of fiscal year	1,317,074	433,710		1,462,406	458,171		182,791	13,370	233,081	18,185

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥17,969	¥44,446		¥60,279	¥53,744		¥3,175	¥—	¥3,850	¥—
Accrued benefit cost	(84,828)	—		(31,034)	—		(45,745)	(11,331)	(53,993)	(11,817)

Net amount recognized	¥(66,859)	¥44,446		¥29,245	¥53,744		¥(42,570)	¥(11,331)	¥(50,143)	¥(11,817)

Notes:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.
(2)	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees’ pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.

The aggregated accumulated benefit obligations of these plans at March 31, 2012 and 2013 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Aggregated accumulated benefit obligations	¥1,747,624	¥1,808,001	¥209,145	¥262,200

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Projected benefit obligations	¥1,332,424	¥96,622	¥209,930	¥264,204
Accumulated benefit obligations	1,308,177	89,166	193,899	243,268
Fair value of plan assets	1,247,873	65,601	164,314	210,793

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥17,098 million, ¥34,600 million and ¥11,234 million, respectively. The ¥34,600 million charged to operations for the fiscal year ended March 31, 2012 mainly consisted of ¥20,512 million related to MUSHD.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2012 and 2013:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥644,335	¥488,936	¥85,384	¥7,982	¥98,654	¥8,314
Prior service cost	(58,889)	(46,580)	127	(148)	386	(100)
Net obligation at transition	—	—	—	102	—	—

Gross pension liability adjustments	585,446	442,356	85,511	7,936	99,040	8,214
Taxes	(235,331)	(183,884)	(33,581)	(3,126)	(38,585)	(3,212)

Net pension liability adjustments	¥350,115	¥258,472	¥51,930	¥4,810	¥60,455	¥5,002

The following table presents OCI in the fiscal years ended March 31, 2012 and 2013:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥184,611	¥(110,303)	¥40,553	¥2,093	¥11,326	¥141
Prior service cost arising during the year	(27,159)	—	(3)	(29)	270	—
Losses (gains) due to amortization:
Net actuarial loss	(29,424)	(42,496)	(6,221)	(514)	(8,030)	(715)
Prior service cost	11,534	12,309	(35)	57	(54)	59
Net obligation at transition	—	—	—	(105)	—	(105)
Curtailment and settlement	(4,378)	(2,600)	(40)	—	(95)	3
Foreign currency translation adjustments	—	—	(3,342)	(339)	10,112	895

Total changes in Accumulated other comprehensive income (loss)	¥135,184	¥(143,090)	¥30,912	¥1,163	¥13,529	¥278

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2014:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥24,986	¥10,244	¥610
Prior service cost	(11,793)	40	(59)

Total	¥13,193	¥10,284	¥551

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2013 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.8%	0.2%	—%
Japanese debt securities	40.0	—	—
Non-Japanese equity securities	11.8	56.6	70.0
Non-Japanese debt securities	4.8	30.5	30.0
Real estate	—	9.5	—
Short-term assets	5.6	3.2	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2014 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥42.4 billion
For the pension benefits of foreign offices and subsidiaries	36.1 billion
For the other benefits of foreign offices and subsidiaries	1.8 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2014	¥76,676	¥8,418	¥1,470
2015	79,121	9,236	1,548
2016	80,703	9,878	1,631
2017	81,475	10,605	1,725
2018	82,010	11,569	1,826
Thereafter (2019-2023)	406,746	73,374	10,408

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 29.

Government bonds and other debt securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types; Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the fair value hierarchy. Japanese pooled funds classified in Level 3 of the fair value hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted market prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the fair value hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2012 and 2013:

Pension benefits and SIP Investments:

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

At March 31, 2013	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥76,763	¥—	¥—	¥76,763	¥—	¥—	¥—	¥—
Non-Japanese government bonds	13,898	2,761	—	16,659	—	7,600	—	7,600
Other debt securities(1)	151	18,517	6,134	24,802	—	33,315	—	33,315
Japanese marketable equity securities(2)	661,832	148	—	661,980	—	—	—	—
Non-Japanese marketable equity securities	19,386	207	—	19,593	13,720	—	—	13,720
Japanese pooled funds:
Japanese marketable equity securities(2)	—	46,175	—	46,175	—	—	—	—
Japanese debt securities(1)	—	403,006	—	403,006	—	—	—	—
Non-Japanese marketable equity securities	—	190,367	—	190,367	—	—	—	—
Non-Japanese debt securities	—	65,087	6,846	71,933	—	—	—	—
Other	—	17,623	—	17,623	—	—	—	—

Total pooled funds	—	722,258	6,846	729,104	—	—	—	—

Other investment funds	—	98,520	48,631	147,151	91,582	65,068	14,486	171,136	(4)
Japanese general account of life insurance companies(3)	—	163,503	—	163,503	—	—	—	—
Other investments	1,636	79,386	—	81,022	839	4,488	1,983	7,310

Total	¥773,666	¥1,085,300	¥61,611	¥1,920,577	¥106,141	¥110,471	¥16,469	¥233,081

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,152 million (0.29% of plan assets) and ¥6,864 million (0.32% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2011 to March 31, 2012 and 1.17% from April 1, 2012 to March 31, 2013.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	March 31, 2012				March 31, 2013
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥—	¥—	¥—	¥—	¥3,619	¥—	¥3,619
Other investment funds(1)	7,491	5,879	—	13,370	8,901	—	—	8,901
Other investments	—	—	—	—	—	5,665	—	5,665

Total	¥7,491	¥5,879	¥—	¥13,370	¥8,901	¥9,284	¥—	¥18,185

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2012 and 2013:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

	Domestic subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other debt securities	¥5,995	¥18	¥409	¥(248)	¥—	¥(40)	¥6,134
Non-Japanese marketable equity securities	87	30	—	(117)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,807	—	1,042	(3)	—	—	6,846
Other	2,501	—	—	—	—	(2,501)	—

Total pooled funds	8,308	—	1,042	(3)	—	(2,501)	6,846

Other investment funds	41,097	(389)	3,997	(4,503)	8,429	—	48,631

Total	¥55,487	¥(341)	¥5,448	¥(4,871)	¥8,429	¥(2,541)	¥61,611

	Foreign offices and subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other investment funds	¥12,282	¥—	¥1,075	¥1,129	¥—	¥—	¥14,486
Other investments	344	—	1,208	431	—	—	1,983

Total	¥12,626	¥—	¥2,283	¥1,560	¥—	¥—	¥16,469

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥5,525 million, ¥5,775 million and ¥6,396 million, respectively.

Other Assets And Liabilities [Text Block]	12 Months Ended
Mar. 31, 2013
Other Assets And Liabilities [Text Block]

14.    OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2012 and 2013 were as follows:

	2012	2013
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥2,028,601	¥1,217,164
Other	829,548	956,000
Investments in equity method investees	1,130,640	1,273,847
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	204,956	—
Prepaid benefit cost (Note 13)	65,590	117,873
Cash collateral paid (Note 8)	1,334,968	1,573,698
Other	1,735,535	1,647,213

Total	¥7,329,838	¥6,785,795

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,897,972	¥1,047,514
Other	1,064,692	1,053,294
Deferred tax liabilities	41,013	127,218
Allowance for off-balance sheet credit instruments	60,481	55,915
Accrued benefit cost (Note 13)	141,904	96,844
Guarantees and indemnifications	48,092	50,433
Cash collateral received (Note 8)	272,806	366,544
Accrued and other liabilities	2,025,671	2,250,927

Total	¥5,552,631	¥5,048,689

Investments in equity method investees include marketable equity securities carried at ¥625,800 million and ¥788,250 million at March 31, 2012 and 2013, respectively. Corresponding aggregated market values were ¥945,983 million and ¥1,203,241 million, respectively. Investments in equity method investees also include investments in MSMS at ¥171,690 million and ¥174,935 million, and in Morgan Stanley at ¥497,363 million and ¥664,031 million at March 31, 2012 and 2013, respectively. As of March 31, 2013, the MUFG Group held approximately 22.04% of Morgan Stanley’s common stock.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other than temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥46,804 million, ¥580,474 million and ¥14,635 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The impairment losses are included in Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income. See Note 2 for further details of the impairment losses recorded on investments in Morgan Stanley for the fiscal year ended March 31, 2012.

Summarized Financial Information of the MUFG Group’s equity method investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2012 and 2013, and for each of the three years in the period ended March 31, 2013 is as follows:

	2012	2013
	(in billions)
Trading assets	¥22,884	¥25,134
Federal funds sold and securities purchased under agreements to resell	11,215	13,206
Securities borrowed	11,639	12,765
Total assets	64,193	75,370
Trading liabilities	10,765	12,459
Securities sold under agreements to repurchase and Securities loaned	8,821	15,012
Long-term borrowings	14,525	15,532
Total liabilities	58,391	68,740
Nonredeemable noncontrolling interests	680	317

	2011	2012	2013
	(in billions)
Net revenues	¥2,561	¥2,517	¥2,271
Total non-interest expenses	2,164	2,084	2,105
Income from continuing operations before income taxes	397	433	166
Net income applicable to Morgan Stanley	335	244	100

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2012 and 2013, and for each of the three years in the period ended March 31, 2013 is as follows:

	2012	2013
	(in billions)
Net loans	¥11,214	¥7,673
Total assets	17,657	12,906
Deposits	6,830	2,729
Total liabilities	13,973	9,455
Noncontrolling interests	140	181

	2011	2012	2013
	(in billions)
Total interest income	¥538	¥475	¥444
Total interest expense	109	98	92
Net interest income	429	377	352
Provision for credit losses	126	51	55
Income (loss) before income tax expense (benefit)	(83)	128	163
Net income (loss)	(118)	75	124

Preferred Stock [Text Block]	12 Months Ended
Mar. 31, 2013
Preferred Stock [Text Block]
15.	PREFERRED STOCK

Pursuant to the Articles of Incorporation, MUFG had been authorized to issue 120,000,000 shares of Class 3 Preferred Stock, 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, 200,000,000 shares of Class 7 Preferred Stock and 1,000 shares of Class 11 Preferred Stock without par value as of March 31, 2013.

All classes of preferred stock are non-voting and have preference over common stock for the payment of dividends and the distribution of assets in the event of a liquidation or dissolution of MUFG. They are all non-cumulative and non-participating with respect to dividend payments. Shareholders of Class 5 and 11 Preferred Stock have the right to receive a liquidation distribution at ¥2,500 and ¥1,000 per share, respectively, and do not have the right to participate in any further liquidation distributions.

The number of shares of preferred stock issued and outstanding at March 31, 2011, 2012 and 2013 was as follows:

	Outstanding at March 31, 2011	Net change	Outstanding at March 31, 2012	Net change	Outstanding at March 31, 2013
	(number of shares)
Preferred stock:
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	156,001,000	—	156,001,000	—	156,001,000

None of the Class 6 and 7 Preferred Stock has been issued.

The aggregate liquidation preference of preferred stock issued and outstanding at March 31, 2011, 2012 and 2013 was as follows:

	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012	Net change	Aggregate amount at March 31, 2013
	(in millions)
Preferred stock:
Class 5	¥390,000	¥—	¥390,000	¥—	¥390,000
Class 11	1	—	1	—	1

Total	¥390,001	¥—	¥390,001	¥—	¥390,001

Preferred stock included in Capital stock on the accompanying consolidated balance sheets at March 31, 2011, 2012 and 2013 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred Stock.

The portion of proceeds from the sale of shares that is designated as capital stock is determined by resolution of the Board of Directors of MUFG, however, at least 50% of the issue price of newly issued shares is required to be designated as capital stock at the time of incorporation or share issuance under the Company Law. Proceeds in excess of amounts designated as capital stock are designated as capital surplus. However, these provisions are not applied in a company reorganization, such as a merger, company split and share exchange. Preferred Stock Classes 8 through 12 were issued in exchange for UFJ Holdings’ preferred stock and recorded in Capital surplus.

Preferred Stock Outstanding as of March 31, 2013

Class 5 Preferred Stock

Class 5 Preferred Stock is redeemable at the option of MUFG. At the time of issuance, the Board of Directors determines an issue price, an annual dividend (not to exceed ¥250 per share), and redemption terms, including a redemption price.

Class 5 Preferred Stock was issued by means of a third-party allocation to Nippon Life Insurance Company, Meiji Yasuda Life Insurance Company, TAIYO LIFE INSURANCE COMPANY, DAIDO LIFE INSURANCE COMPANY, Tokio Marine & Nichido Fire Insurance Co., Ltd., NIPPONKOA Insurance Company, Limited and Aioi Nissay Dowa Insurance Company, Limited. The preferred stock does not have voting rights at any general meetings of shareholders, unless otherwise provided by applicable laws and regulations. Preferred dividends are set to be ¥115 per share annually, except as of March 31, 2009. Preferred dividends were ¥43 per share as of March 31, 2009.

Class 11 Preferred Stock

Class 11 preferred stockholders are entitled to receive annual non-cumulative dividends of ¥5.30 per share with priority over common stockholders.

Class 11 Preferred Stock is convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.

All Class 11 Preferred Stock outstanding on August 1, 2014 will be mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60.

Common Stock And Capital Surplus [Text Block]	12 Months Ended
Mar. 31, 2013
Common Stock And Capital Surplus [Text Block]
16.	COMMON STOCK AND CAPITAL SURPLUS

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
	(shares)
Balance at beginning of fiscal year	14,148,414,920	14,150,894,620	14,154,534,220
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	2,479,700	3,639,600	4,051,500

Balance at end of fiscal year	14,150,894,620	14,154,534,220	14,158,585,720

Under the Company Law, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account (“legal capital surplus”) for the remaining amounts.

The Company Law permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a “stock split,” as defined in the Company Law. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. BTMU and MUTB from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such United States accounting practice to the cumulative free distributions made by BTMU and MUTB at March 31, 2013, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings.

The Company Law permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders’ meeting. The Company Law limits the increase of paid in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.

As for Capital surplus, the fee retained by MUFG’s subsidiary as underwriting compensation, net of stock issue expense, was included in the total Capital surplus balance.

Treasury Stock

The Company Law permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Company Law requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.

Parent Company Shares Held by Subsidiaries and Affiliated Companies

At March 31, 2013, certain subsidiaries and affiliated companies owned shares of common stock of MUFG. Such shares are included in treasury stock in the accompanying consolidated balance sheets and deducted from the MUFG’s shareholders’ equity.

Retained Earnings, Legal Reserve And Dividends [Text Block]	12 Months Ended
Mar. 31, 2013
Retained Earnings, Legal Reserve And Dividends [Text Block]
17.	RETAINED EARNINGS, LEGAL RESERVE AND DIVIDENDS

In addition to the Company Law, Japanese banks, including BTMU and MUTB, are required to comply with the Banking Law of Japan (the “Banking Law”).

Legal Reserve Set Aside as Appropriation of Retained Earnings and Legal Capital Surplus

Under the Company Law

The Company Law provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Banking Law

The Banking Law provides that an amount at least equal to 20% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each fiscal year shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as appropriation of retained earnings and the legal capital surplus equals 100% of stated capital as defined in the Company Law.

Transfer of Legal Reserve

Under the Company Law

Under the Company Law, Japanese companies, including MUFG, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Company Law, Japanese companies, including MUFG, BTMU and MUTB, are permitted, primarily pursuant to a resolution by the shareholders at a general meeting, to transfer legal capital surplus and legal reserve to stated capital and/or retained earnings without limitations of thresholds, thereby effectively removing the thresholds provided for in the Company Law and Banking Law at the company’s discretion.

Under the Banking Law

Under the Banking Law, Japanese banks, including BTMU and MUTB, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as an appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 100% of stated capital as defined in the Company Law.

Unappropriated Retained Earnings and Dividends

In addition to the provision that requires an appropriation for legal reserve as described above, the Company Law and the Banking Law impose certain limitations on the amount available for dividends.

Under the Company Law, the amount available for dividends is based on the amount recorded in MUFG’s general books of account maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”). The adjustments included in the accompanying consolidated financial statements but not recorded in MUFG’s general books of account, as explained in Note 1, have no effect on the determination of retained earnings available for dividends under the Company Law. Under the Banking Law, MUFG, BTMU and MUTB have to meet the minimum capital adequacy requirements and distributions of retained earnings of MUFG, BTMU and MUTB, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum capital requirements.

MUFG was established on April 2, 2001 with common stock of ¥924,400 million, preferred stock of ¥222,100 million, legal capital surplus of ¥2,838,693 million and no retained earnings in accordance with the Code and Japanese GAAP.

On October 1, 2005, MUFG started with common stock and preferred stock of ¥1,383,052 million, legal capital surplus of ¥3,577,570 million and retained earnings of ¥757,458 million in accordance with the Code and Japanese GAAP.

MUFG’s amount available for dividends, at March 31, 2013, was ¥4,377,224 million, which is based on the amount recorded in MUFG’s general books of account under Japanese GAAP.

Annual dividends, including those for preferred stock, are approved by the shareholders at an annual general meeting held subsequent to the fiscal year to which the dividends are applicable. In addition, a semi-annual interim dividend payment may be made by resolution of the Board of Directors, subject to limitations imposed by the Company Law and the Banking Law.

In the accompanying consolidated statements of equity, dividends and appropriations to legal reserve shown for each fiscal year represent dividends approved and paid during the fiscal year and the related appropriation to legal reserve.

Noncontrolling Interests [Text Block]	12 Months Ended
Mar. 31, 2013
Noncontrolling Interests [Text Block]
18.	NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The gains and losses due to deconsolidation of subsidiaries were recognized under “Other non-interest income” and “Other non-interest expenses,” respectively, in the accompanying consolidated statements of income. The amounts of net losses were ¥10,323 million, ¥9,492 million and ¥17,585 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	20,550	—	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	(20,000)	—
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	—	—	(30,655)
Other	3,859	759	(412)

Net transfers from (to) the noncontrolling interest shareholders	24,409	(19,241)	(31,067)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥477,054	¥396,990	¥1,038,057

Regulatory Capital Requirements [Text Block]	12 Months Ended
Mar. 31, 2013
Regulatory Capital Requirements [Text Block]
19.	REGULATORY CAPITAL REQUIREMENTS

Japan

MUFG, BTMU, MUTB and MUSHD are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG’s consolidated financial statements.

In Japan, MUFG, BTMU, and MUTB are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan (“FSA”) in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with their foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by their foreign offices.

Under the capital adequacy guidelines applicable to a Japanese banking institution with international operations conducted by its foreign offices, from March 31, 2013 until March 30, 2014, the required minimum capital ratio is 3.5% for Common Equity Tier 1, 4.5% for Tier 1, and 8.0% for total capital, and the requirement will be raised progressively over time.

The Basel Committee on Banking Supervision of the Bank for International Settlements (“BIS”) sets capital adequacy standards for all internationally active banks to ensure minimum level of capitals.

The Basel Committee revised the 1988 Accord (“Basel I”) in June 2004 and released “International Convergence of Capital Measurement and Capital Standards: A Revised Framework” (“Basel II”). In addition, the Group of Central Bank Governors and Heads of Supervision reached an agreement on the new global regulatory framework, which has been referred to as “Basel III,” in July and September 2010. In December 2010, the Basel Committee agreed on the details of the Basel III rules. Effective as of March 31, 2013, Basel III was adopted by the FSA with transitional measures for Japanese banking institutions with international operations conducted by their foreign offices. MUFG calculated capital ratios as of March 31, 2012 in accordance with Basel II and as of March 31, 2013 in accordance with Basel III.

Capital Ratios as of March 31, 2012

Basel II is based on “three pillars”: (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information. The framework of the 1988 Accord, Basel I is improved and expanded to be included in “minimum capital requirements” as the first pillar of Basel II.

As for the denominator of the capital ratio, retaining the Basel I Framework, Basel II provides more risk-sensitive approaches and a range of options for determining the risk-weighted assets.

“Credit Risk”

The revised Framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment while the Basel I Framework provided a sole measurement approach. Banks choose one of three approaches: “Standardized Approach,” “Foundation Internal Ratings-Based Approach (“FIRB”)” or “Advanced Internal Ratings-Based Approach (“AIRB”).”

“Market Risk”

In the “Amendment to the Capital Accord to incorporate market risks” of the year 1996, a choice between two methodologies “the Standardized Measurement Method” and “Internal Models Approach” is permitted. “Combination of Internal Models Approach and the Standardized Measurement Method” is also allowed under certain conditions. This is unchanged in Basel II.

“Operational Risk”

Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. Basel II presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches (“AMA”). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.

Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:

•	the Internal Ratings-Based (“IRB”) Approach for credit risk

•	the Internal Models Approach for market risk

•	the Standardized Approach and AMA for operational risk

On the other hand, as for the numerator of the capital ratio, Basel II takes over in principle the eligible regulatory capital stipulated in Basel I.

Capital is classified into three tiers under Basel II, referred to as Tier I, Tier II and Tier III capital and deductions from capital.

Tier I capital generally consists of equity items, including common stock, preferred stock, capital surplus, noncontrolling interests and retained earnings, less any recorded goodwill and other items such as treasury stock. Tier II capital generally consists of general reserves for credit losses up to 1.25% of risk-weighted assets, 45% of the unrealized gains on investment securities available for sale, 45% of the land revaluation excess, the balance of perpetual subordinated debt and the balance of subordinated debt with an original maturity of over five years subject to some limitations, up to 50% of Tier I capital. Preferred stock is includable in Tier I capital unless the preferred stock has a fixed maturity, in which case, such preferred stock will be a component of Tier II capital. Tier III capital generally consists of short-term subordinated debt with an original maturity of at least two years, subject to certain limitations. At least 50% of a bank’s capital base must be maintained in the form of Tier I capital.

Deductions include a banks’ holdings of capital issued by other banks, or deposit-taking institutions and investments in subsidiaries engaged in banking and financial activities which are not consolidated in accordance with Japanese GAAP.

Due to a change in credit risk measurement by adopting Basel II, general provisions for credit losses can be included in Tier II capital according to the proportion of credit risk-weighted assets subject to the Standardized Approach only. Under the IRB approach, the capital is adjusted by the amount of the difference between total eligible provisions and total expected losses calculated within the IRB approach. Under certain conditions, banks are also required to deduct from regulatory capital securitization exposure, any increase in equity capital resulting from a securitization transaction and expected losses on equity exposures under the Probability of Default/Loss Given Default approach.

If a banking institution is not engaged in international operations conducted by foreign offices, it is subject to another set of capital adequacy requirements with a minimum capital ratio of 4.0%. Such guidelines incorporate measures of risk under the risk-weighted approach similar to the guidelines applicable to banking institutions with international operations. Qualifying capital is classified into Tier I and Tier II capital.

The Banking Law and related regulations require that one of three categories be assigned to banks and bank holding companies, based on its risk-adjusted capital adequacy ratio if the bank fails to meet the minimum target capital adequacy ratio. These categories indicate capital deterioration, which may be subject to certain prompt corrective action by the FSA.

MUFG, BTMU and MUTB have international operations conducted by foreign offices, as defined, and are subject to the 8.0% capital adequacy requirement.

The MUFG Group’s proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.

In Basel II, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk. As of March 31, 2012, MUFG and most of its major subsidiaries adopted the AMA to calculate capital requirements for operational risk while MUFG and most of its major subsidiaries had adopted the Standardized Approach as of March 31, 2011. As for market risk, MUFG and most of its major subsidiaries adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Measurement Method to calculate specific risk.

Capital Ratios as of March 31, 2013

Under Basel III, there are three primary regulatory capital ratios used to assess capital adequacy, Common Equity Tier 1, Tier 1 and Total capital ratios, which are determined by dividing applicable capital components by risk-weighted assets. Tier 1 capital is redefined, and consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital is a new category of capital primarily consisting of common stocks, capital surplus, retained earnings, and other comprehensive income. Regulatory adjustments including certain intangible fixed assets, such as goodwill, and defined-benefit pension fund assets will be deducted from Common Equity Tier 1. The amount of adjustments to be deducted will increase progressively over time. Additional Tier 1 capital generally consists of Basel III compliant preferred securities, other capital that meets Tier I requirements under Basel II standards, and net of regulatory adjustments. Subject to transitional measures, items including intangible fixed assets, such as goodwill, and foreign currency translation adjustments are deducted from Additional Tier 1 capital with the deduction amounts progressively decreasing over time. Tier 2 capital generally consists of Basel III compliant deferred obligations, such as subordinated debts, capital that meet Tier II requirements under Basel II standards, certain allowances for credit losses and non-controlling interests in subsidiaries’ Tier 2 instruments. Subject to transitional measures, certain items including 45% of unrealized profit on securities available for sale and revaluation of land are deducted from Tier 2 capital with the deduction amounts progressively decreasing over time. Total capital is defined as the sum of Tier 1 and Tier 2 capital. Under Basel III, as adopted by the FSA, MUFG’s risk-weighted assets increased, largely reflecting the new capital charge of the credit valuation adjustment (CVA), the credit risk related to asset value correlation multiplier for large financial institutions, and the 250% risk-weighted threshold items not deducted from Common Equity Tier 1 capital, as well as the conversion of certain Basel II capital deductions to risk-weighted assets, such as securitizations and significant investments in commercial entities. Basel III will be adopted in accordance with transition arrangements. Examples of these transition arrangements include initially lower capital adequacy ratios that will increase progressively up to the Basel III adequacy levels as issued by the Basel Committee on Banking Supervision of the Bank for International Settlements. In addition, individual elements of capital will be phased out progressively over the same period of time to arrive at a capital base that is consistent with that defined by the Basel Committee on Banking Supervision in Basel III.

The risk-adjusted capital amounts and ratios of MUFG, BTMU and MUTB presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA. Effective as of March 31, 2013, regulatory capital requirements are based on the Basel III methodology, as adopted by the FSA, while requirements as of March 31, 2012 were determined on Basel II, as adopted by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2012 (in accordance with Basel II):
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00
At March 31, 2013 (in accordance with Basel III):
Total capital (to risk-weighted assets):
MUFG	¥14,673,951	16.68%	¥7,037,491	8.00%
BTMU	12,034,152	17.51	5,497,550	8.00
MUTB	2,035,576	17.79	914,984	8.00
Tier1 capital (to risk-weighted assets):
MUFG	11,214,815	12.74	3,958,589	4.50
BTMU	9,015,774	13.11	3,092,372	4.50
MUTB	1,575,140	13.77	514,678	4.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	10,300,558	11.70	3,078,902	3.50
BTMU	8,052,750	11.71	2,405,178	3.50
MUTB	1,500,578	13.12	400,305	3.50
Stand-alone:
At March 31, 2012 (in accordance with Basel II):
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00
At March 31, 2013 (in accordance with Basel III):
Total capital (to risk-weighted assets):
BTMU	¥11,501,001	18.52%	¥4,966,322	8.00%
MUTB	2,039,037	17.94	908,852	8.00
Tier1 capital (to risk-weighted assets):
BTMU	8,685,464	13.99	2,793,556	4.50
MUTB	1,502,425	13.22	511,229	4.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,301,380	11.76	2,172,766	3.50
MUTB	1,419,797	12.49	397,623	3.50

MUMSS and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Law and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operations risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.

At March 31, 2012 and 2013, MUMSS’s capital accounts less certain fixed assets of ¥387,677 million and ¥388,163 million, were 328.6% and 315.8% of the total amounts equivalent to market, counterparty credit and operations risks, respectively.

Management believes, as of March 31, 2013, that MUFG, BTMU, MUTB and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.

United States of America

In the United States of America, UNBC and its banking subsidiary Union Bank, BTMU’s largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by U.S. Federal banking agencies, including minimum capital requirements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, UNBC and Union Bank must meet specific capital guidelines that involve quantitative measures of UNBC’s and Union Bank’s assets, liabilities, and certain off-balance sheet items as calculated under U.S. regulatory accounting practices. UNBC’s and Union Bank’s capital amounts and Union Bank’s prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require UNBC and Union Bank to maintain minimum ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to quarterly average assets (as defined).

The figures on the tables below are calculated according to Basel I as UNBC and Union Bank do not meet the criteria in the new U.S. rules which would make adoption of the new Basel II rules mandatory. UNBC’s and the Union Bank’s actual capital amounts and ratios are presented as follows:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00
At December 31, 2012:
Total capital (to risk-weighted assets)	$11,048	13.93%	$6,346	8.00%
Tier I capital (to risk-weighted assets)	9,864	12.44	3,173	4.00
Tier I capital (to quarterly average assets)(1)	9,864	11.18	3,531	4.00

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00
At December 31, 2012:
Total capital (to risk-weighted assets)	$10,362	13.17%	$6,294	8.00%	$7,867	10.00%
Tier I capital (to risk-weighted assets)	9,192	11.68	3,147	4.00	4,720	6.00
Tier I capital (to quarterly average assets)(1)	9,162	10.51	3,498	4.00	4,373	5.00

Note:

(1)	Excludes certain intangible assets.

Management believes, as of December 31, 2012, that UNBC and Union Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011 and 2012, the notification from the U.S. Office of the Comptroller of the Currency (“OCC”) categorized Union Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” Union Bank must maintain a minimum total risk-based capital ratio of 10%, a Tier I risk-based capital ratio of 6%, and a Tier I leverage ratio of 5% as set forth in the table. There are no conditions or events since that notification that management believes have changed Union Bank’s category.

Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]	12 Months Ended
Mar. 31, 2013
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]
20.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Income allocable to preferred shareholders:
Cash dividends paid	(20,940)	(17,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	431,705	398,291	1,051,184

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	—	(336)
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,232)	(589)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥430,473	¥397,702	¥1,050,848

	2011	2012	2013
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,131,567	14,140,136	14,148,060
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	13,169	16,683	21,019

Weighted average common shares for diluted computation	14,144,737	14,156,820	14,169,080

	2011	2012	2013
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.55	¥28.17	¥74.30

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.43	¥28.09	¥74.16

For the fiscal year ended March 31, 2012, stock options and restricted stock units issued by Morgan Stanley could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share as they were antidilutive. All outstanding convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. were acquired by MUSHD and BTMU in December 2012 and converted into common stock.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2011, 2012 and 2013, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2011, 2012 and 2013.

Derivative Financial Instruments [Text Block]	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments [Text Block]
21.	DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivative financial instruments, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty’s nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty’s failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group’s trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG Group’s risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index.

The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit (“CDs”) and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the changes in cash flows attributable to changes in the designated benchmark rate (i.e., U.S. dollar LIBOR). In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging instruments currently being utilized include purchased caps and interest rate swaps. At December 31, 2012, the weighted average remaining life of the currently active cash flow hedges was approximately 1.2 years.

UNBC used purchased interest rate caps with a notional amount of ¥51.9 billion at December 31, 2012 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap’s strike rate.

UNBC used purchased interest rate caps with a notional amount of ¥216.5 billion at December 31, 2012 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate component of forecasted issuances of short-term, fixed rate certificates of deposit. Net payments to be received under the cap contract offset increases in interest expense if the relevant LIBOR index rises above the cap’s strike rate.

UNBC used interest rate swaps with a notional amount of ¥458.9 billion at December 31, 2012 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs, or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in earnings in the period in which they arise. At December 31, 2012, UNBC expects to reclassify approximately ¥1.8 billion of income from accumulated other comprehensive income to net interest income during the twelve months ending December 31, 2013. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to December 30, 2012.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2012 and 2013:

	Notional amounts(1)
	2012	2013
	(in trillions)
Interest rate contracts	¥933.5	¥956.6
Foreign exchange contracts	128.0	155.2
Equity contracts	2.4	3.0
Commodity contracts	1.8	2.2
Credit derivatives	6.5	6.6
Others	1.2	1.9

Total	¥1,073.4	¥1,125.5

Note:

(1)	Includes both written and purchased position.

Impact of Derivatives on the Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2012 and 2013:

	Fair value of derivative instruments
	March 31, 2012(1)(5)			March 31, 2013(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥11,214	¥2	¥11,216
Foreign exchange contracts	2,259	—	2,259	3,193	—	3,193
Equity contracts	58	—	58	104	—	104
Commodity contracts	122	—	122	73	—	73
Credit derivatives	55	—	55	62	—	62

Total derivative assets	¥11,558	¥—	¥11,558	¥14,646	¥2	¥14,648

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥11,205	¥—	¥11,205
Foreign exchange contracts	2,458	—	2,458	3,429	—	3,429
Equity contracts	124	—	124	131	—	131
Commodity contracts	99	—	99	64	—	64
Credit derivatives	50	—	50	62	—	62
Others(6)	(83)	—	(83)	(24)	—	(24)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥14,867	¥—	¥14,867

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by UNBC. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Consolidated Statements of Income and on Accumulated OCI

The following tables reflect more detailed information regarding the derivative-related impact on the accompanying consolidated statements of income by accounting designation for the fiscal years ended March 31, 2011, 2012 and 2013:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Fiscal year ended March 31, 2011:
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Fiscal year ended March 31, 2012:
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Fiscal year ended March 31, 2013:
Interest rate contracts	¥—	¥121	¥121
Foreign exchange contracts	(92)	—	(92)
Equity contracts	—	(138)	(138)
Commodity contracts	—	4	4
Credit derivatives	—	(11)	(11)
Others	(2)	(59)	(61)

Total	¥(94)	¥(83)	¥(177)

Gains and losses for derivatives designated as cash flow hedges

	For the fiscal year ended March 31,
	2011	2012	2013
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥—	¥—	¥7

Total	¥—	¥—	¥7

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥6	¥(1)	¥1

Total	¥6	¥(1)	¥1

Gains (losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts	¥—	¥—	¥—

Total	¥—	¥—	¥—

Note:

(1)	Included in Interest income.

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purpose, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include primarily single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group’s counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2012 and 2013:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2013:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,834	¥1,775,720	¥102,613	¥2,367,167	¥(8,863)
Non-investment grade	75,959	164,215	13,793	253,967	9,275
Not rated	10,807	4,024	—	14,831	(73)

Total	575,600	1,943,959	116,406	2,635,965	339

Index and basket credit default swaps held by BTMU:
Investment grade(2)	34,479	47,599	116,173	198,251	600
Non-investment grade	—	940	—	940	—
Not rated	—	—	—	—	—

Total	34,479	48,539	116,173	199,191	600
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	7,680	367,814	9,000	384,494	(4,131)
Non-investment grade	7,203	2,284	—	9,487	(153)
Not rated	—	24,708	—	24,708	215

Total	14,883	394,806	9,000	418,689	(4,069)

Total index and basket credit default swaps sold	49,362	443,345	125,173	617,880	(3,469)

Total credit default swaps sold	¥624,962	¥2,387,304	¥241,579	¥3,253,845	¥(3,130)

Credit-linked notes(3)	¥7,500	¥1,505	¥4,517	¥13,522	¥(12,741)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. As the seller of protection, the MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody’s and Standard & Poor’s (“S&P”) credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group, as the seller of protection, will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity’s internal ratings, which generally correspond to ratings defined by primarily Moody’s and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.

Credit-linked notes (“CLNs”)—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥2 billion and ¥2,535 billion, respectively, at March 31, 2012, and approximately ¥3 billion and ¥2,779 billion, respectively, at March 31, 2013.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2012 and 2013 was approximately ¥3.6 trillion and ¥3.6 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥612 billion and ¥579 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥125 billion and ¥99 billion, respectively, as of March 31, 2012 and ¥116 billion and ¥23 billion, respectively, as of March 31, 2013.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Text Block]	12 Months Ended
Mar. 31, 2013
Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Text Block]
22.	OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, liquidity facilities, other off-balance sheet credit-related support and similar instruments, in order to meet the customers’ financial and business needs. The tables below present the contractual or notional amounts of such guarantees at March 31, 2012 and 2013. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

For certain types of derivatives, such as written interest rate options and written currency options, the maximum potential future payments are unlimited. Accordingly, it is impracticable to estimate the maximum potential amount of future payments. As such, the notional amounts of the related contracts, other than the maximum potential payments, are included in the table.

The MUFG Group mitigates credit risk exposure resulting from guarantees by utilizing various techniques, including collateralization in the form of cash, securities, and real properties based on management’s credit assessment of the guaranteed parties and the related credit profile. In order to manage the credit risk exposure, the MUFG Group also enters into sub-participation contracts with third parties who will fund a portion of the credit facility and bear its share of the loss to be incurred in the event that the borrower fails to fulfill its obligations. The following table includes guarantees of ¥168.8 billion and ¥160.7 billion at March 31, 2012 and 2013, respectively, which are participated out to third parties. The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of those risk management techniques.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2012:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,502	¥1,897	¥884	¥721
Performance guarantees	2,089	1,480	521	88
Derivative instruments(1)	155,720	90,816	54,592	10,312
Liabilities of trust accounts	5,250	4,428	324	498
Others	96	96	—	—

Total	¥166,657	¥98,717	¥56,321	¥11,619

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2013:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,849	¥2,101	¥1,094	¥654
Performance guarantees	2,214	1,509	627	78
Derivative instruments(1)	144,471	99,846	35,784	8,841
Liabilities of trust accounts	4,839	3,969	300	570

Total	¥155,373	¥107,425	¥37,805	¥10,143

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Nature of Guarantee Contracts

Standby letters of credit and financial guarantees generally include an obligation of an issuer or a designated third-party to guarantee the performance of the customer to the beneficiary under the terms of contracts such as lending contracts and other similar financial transactions. The MUFG Group is required to make payments to the guaranteed parties in the event that the customers fail to fulfill the obligations under the contracts. The guarantees whose contractual maturities are over 5 years are mainly comprised of guarantees of housing loans.

Performance guarantees are the contracts that contingently require the MUFG Group to make payments to the guaranteed party based on another party’s failure to perform under an obligating agreement, except financial obligation. For example, performance guarantees include guarantees of completion of construction projects.

Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps. In order for the MUFG Group to determine if those derivative instruments meet the definition of guarantees as prescribed in the guidance on guarantees, the MUFG Group tracks whether the counterparties are actually exposed to the losses that will result from the adverse change in the underlyings. Accordingly, the MUFG Group has disclosed information on all credit default swaps and certain written options for which there is a possibility of meeting the definition of guarantees as prescribed in the guidance on guarantees, regardless of whether the counterparties have assets or liabilities related to the underlyings of the derivatives. However, credit derivatives sold by the MUFG Group at March 31, 2012 and 2013 are excluded from this presentation, as they are disclosed in Note 21.

Liabilities of trust accounts represent the trustee’s potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group, unless there are the certain agreements with trust creditors that have provisions limiting the MUFG Group’s responsibility as a trustee to the trust account assets. A trust may incur external liabilities to obtain certain services during the terms of the trust arrangement. While, in principle, any liabilities of a trust are payable by the trust account and its beneficiaries, a trustee’s responsibility may be interpreted to encompass temporary payments for the trust account liabilities when the trust account does not maintain sufficient liquidity available for such liabilities unless the agreement with trust creditors limits the trustee’s responsibility to the trust account assets. At March 31, 2012 and 2013, there were liabilities of ¥5,250 billion and ¥4,839 billion, respectively, in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility. Liabilities of trust accounts principally included obligations to return collateral under security lending transactions. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets; the MUFG Group continuously monitors the liabilities of trust accounts and assesses the trust account’s ability to perform its obligations to prevent any unfavorable outcomes; and the MUFG Group claims its recourse for its temporary payments against the trust account assets and the beneficiaries.

Other includes security lending indemnifications. Security lending indemnifications are the indemnifications for institutional customers of securities lending transactions against counterparty default. All lending transactions are collateralized, primarily by cash.

Carrying Amount

At March 31, 2012 and 2013, the carrying amounts of the liabilities related to guarantees and similar instruments set forth above were ¥1,576,404 million and ¥1,695,799 million, respectively, which are included in Other liabilities and Trading account liabilities. The guarantees and similar instruments comprising the largest components of the total were options sold in the amount of ¥1,528,190 million and ¥1,645,258 million as of March 31, 2012 and 2013, respectively. Credit derivatives sold by the MUFG Group at March 31, 2012 and 2013 are excluded from this presentation, as they are disclosed in Note 21. In addition, Other liabilities also include an allowance for off-balance sheet instruments of ¥33,998 million and ¥27,721 million at March 31, 2012 and 2013, respectively, related to these transactions.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.

Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2012 and 2013. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
At March 31, 2012:		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

		Amount by borrower grade
At March 31, 2013:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,849	¥3,540	¥182	¥11	¥116
Performance guarantees	2,214	2,152	43	2	17

Total	¥6,063	¥5,692	¥225	¥13	¥133

Notes:

(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are as follows.

The MUFG Group records all derivative contracts at fair value. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The MUFG Group also manages its exposure to these derivative contracts through a variety of risk mitigation strategies, including, but not limited to, offsetting economic hedge positions. The MUFG Group expects the risk of loss to be remote and believes that the notional amounts of the derivative contracts generally exceed its exposure.

Liabilities of trust accounts represent the trustee’s potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets.

The MUFG Group conducts securities lending transactions for institutional customers as a fully disclosed agent. At times, securities lending indemnifications are issued to guarantee that a security lending customer will be made whole in the event the borrower does not return the security subject to the lending agreement and collateral held is insufficient to cover the market value of the security. All lending transactions are collateralized, primarily by cash. At March 31, 2013, the MUFG Group had no exposure that would require it to pay under this securities lending indemnification, since the collateral market value exceeds the securities lent.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for purposes other than trading. Such off-balance sheet instruments consist of lending-related commitments, including commitments to extend credit and commercial letters of credit that the MUFG Group provides to meet the financing needs of its customers. Once the MUFG Group issues these financial instruments, the MUFG Group is required to extend credit to or make certain payments to the customers or beneficiaries specified pursuant to the underlying contracts unless otherwise provided in the contracts. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. At March 31, 2013, approximately 72% of these commitments will expire within one year, 26% from one year to five years and 2% after five years. The table below presents the contractual amounts with regard to such instruments at March 31, 2012 and 2013:

	2012	2013
	(in billions)
Commitments to extend credit	¥62,754	¥66,702
Commercial letters of credit	682	706
Commitments to make investments	117	94
Other	16	—

Commitments to extend credit, which generally have fixed expiration dates or other termination clauses, are legally binding agreements to lend to customers. Commitments are different from guarantees in that the commitments are generally revocable or have provisions that enable the MUFG Group to avoid payments in the event of violations of any conditions of the contracts and certain deterioration of the potential borrowers’ financial condition.

Commercial letters of credit, generally used for trade transactions, are typically secured by the underlying goods. The MUFG Group continually monitors the type and amount of collateral and other security, and requires counterparties to provide additional collateral or guarantors as necessary.

Commitments to make investments are legally binding contracts to make additional contributions to corporate recovery or private equity investment funds in accordance with limited partnership agreements. Some of these funds, in which the MUFG Group has significant variable interests, are described in Note 23.

Variable Interest Entities [Text Block]	12 Months Ended
Mar. 31, 2013
Variable Interest Entities [Text Block]
23.	VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2012 and 2013:

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total	¥11,304,787	¥74,418	¥97,551	¥2,377,827	¥701,879	¥7,781,493	¥271,619

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total	¥8,954,642	¥1,001,815	¥4,964,453	¥2,316,429	¥671,945

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the amounts of assets eliminated were ¥52,669 million of Cash and due from banks, ¥51,841 million of Interest-earning deposits in other banks, ¥3,050 million of Trading account assets, ¥9 million of Investment securities, ¥923,508 million of Loans and ¥53,430 million of All other assets at March 31, 2012, and ¥71,726 million of Cash and due from banks, ¥71,464 million of Interest-earning deposits in other banks, ¥1,237 million of Trading account assets, ¥6 million of Investment securities, ¥966,616 million of Loans and ¥16,641 million of All other assets at March 31, 2013. The amounts of liabilities eliminated were ¥3,104,796 million of Other short-term borrowings, ¥1,183,281 million of Long-term debt and ¥16,080 million of All other liabilities at March 31, 2012, and ¥3,078,982 million of Other short-term borrowings, ¥1,146,963 million of Long-term debt and ¥26,036 million of All other liabilities at March 31, 2013.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2012 and 2013:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Analysis of Each Transaction Category

Asset-Backed Conduits

This category primarily comprises the following:

Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper (“ABCP”) Conduits and Other ABCP Conduits)

The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivable, from the MUFG Group’s customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits’ economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.

In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation to the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the conduits.

Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan (“ABL”) Programs and Other Programs)

The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits’ purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits’ economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides. Consequently, the MUFG Group consolidates the conduits.

In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates in trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities’ economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities. Consequently, the MUFG Group does not consolidate these entities.

The MUFG Group also participates as a provider of financing to the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group’s participation to the entities is only to provide financing with other third parties and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the entities used in these programs.

Investment Funds

On February 2010, the FASB issued an accounting standards update that indefinitely defers the application of the current guidance for consolidation of VIEs on entities that are deemed as investment companies, which include most of corporate recovery funds, private equity funds, and investment trusts. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

This category primarily comprises the following:

Corporate Recovery Funds

These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the issuers and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.

Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. In some cases, the general partners of the partnerships are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered as VIEs when the general partners’ equity investments in the partnerships are considered as non-substantive, usually based on the percentage interest held, and they do not have substantive limited partner interests.

The MUFG Group mostly serves as a limited partner in corporate recovery funds. While the MUFG Group’s share in partnership interest is generally insignificant, in certain cases, the MUFG Group is the only limited partner and it consolidates these partnerships as the primary beneficiary.

Private Equity Funds

The MUFG Group is involved in venture capital funds that are established by either the MUFG Group’s entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.

These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. The general partners of the partnerships in some cases are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered VIEs because the general partners’ equity investments in the partnerships are disproportionate to their voting rights and the limited partners have the majority of the economics without any voting rights. The MUFG Group consolidates the private equity funds when it owns a majority of the interests issued by the private equity funds.

The MUFG Group participates in these partnerships as a general partner or limited partner. While the MUFG Group’s share in partnership interests is generally limited, in certain cases, the MUFG Group provides most of the financing to the partnership. It consolidates these funds as the primary beneficiary because the MUFG Group absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Investment Trusts

The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. Based on the deferral requirements of the current guidance, the MUFG Group consolidates investment trusts when it absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Buy-out Financing Vehicles

The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles’ equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. Assessment as to whether the MUFG Group is the primary beneficiary is required under the current guidance. In most cases, the MUFG Group’s participation to these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles and does not consolidate them.

Other Investment Funds

The MUFG Group’s investments in VIEs through UNBC primarily consist of equity investments in low income housing credit (“LIHC”) structures, designed to generate a return primarily through the realization of federal tax credits. UNBC considers itself as the primary beneficiary of certain types of LIHC investments.

LIHC Unguaranteed Syndicated Investment Funds

UNBC creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. UNBC receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the UNBC tax liability. UNBC considers itself to be the primary beneficiary and consolidated them upon adoption of the current guidance because, as a sponsor and managing member of the funds, it has the power to direct activities that most significantly impact the funds’ economic performance and also has the obligation to absorb losses of the funds that could potentially be significant to the funds.

LIHC Guaranteed Syndicated Investment Funds

UNBC also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. UNBC earns structuring fees from the sale of these funds and asset management fees. UNBC serves as the funds’ sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds’ economic performance and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, the MUFG Group is considered as the primary beneficiary of these funds and consolidates them.

Special Purpose Entities Created for Structured Financing

This category primarily comprises the following:

Leveraged Leasing Vehicles

These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircraft, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. In some cases, the entities are funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group’s participation in these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities and does not consolidate them, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities.

Project Financing Vehicles

These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group’s participation to these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Sale and Leaseback Vehicles

The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group’s clients and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership where the general partner effectively has no power to direct the activities that most significantly impact the economic performance because an equity holder of the general partner serves a perfunctory role. Therefore, these vehicles are considered as VIEs. The subordinated financing of these vehicles is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group’s participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate them.

Securitization of Client Real Estate Properties

These entities are established for the purpose of securitizing real estate properties held by the MUFG Group’s customers. In most cases, these entities take the form of a limited partnership or a special purpose company. These entities are designed to have non-substantive power to direct the activities that most significantly impact the economic performance because the general partner or an equity holder serves a perfunctory role. The entities are typically funded by senior and subordinated financing where the original owners of the properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group’s participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate these entities.

Repackaged Instruments

This category primarily comprises the following:

Investments in Financially-Engineered Products

The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments, such as collateralized debt obligations (“CDOs”) and synthetic CDOs. These special purpose entities are considered as VIEs because the holders of equity investment at risks do not have the power to direct the activities that most significantly impact the economic performance. These special purpose entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group’s involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance, and thus is not considered as the primary beneficiary of these entities and does not consolidate these entities.

In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group’s involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities and consolidates them.

Investments in Securitized Financial Instruments

The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the special purpose entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group’s involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Securitization of the MUFG Group’s Assets

The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing of policies as servicer that give it the ability to manage the entities assets that become delinquent or are in default in order to improve the economic performance of the entity.

Trust Arrangements

The MUFG Group offers, primarily through its wholly-owned trust banking subsidiary, MUTB, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary, except for the case mentioned below, because it merely receives fees for compensation of its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the entities’ economic performance and variability. Therefore, the MUFG Group does not consolidate these entities.

With respect to the jointly operated designated money in trusts, MUTB pools money from investors or trust beneficiaries and determines how best to invest it. MUTB typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to MUTB and receives fees as compensation for services. In this role as a sponsor of these products, MUTB provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. MUTB is considered as the primary beneficiary of these products because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these products that most significantly impact the economic performance. Upon consolidation of the jointly operated designated money in trusts, the certificates issued to the trust beneficiaries are accounted for as deposit liabilities as the products are structured and marketed to customers similar to MUTB’s term deposit products.

MUTB considers the likelihood of incurring losses on the face value guarantee to be highly remote. In the trusts’ operational history that extends over decades, the face value guarantee has never been called upon. The variability in fair value of the net assets of jointly operated designated money in trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by general investors.

Others

This category primarily comprises the following:

Financing Vehicles of the MUFG Group’s Customers

The MUFG Group is involved with several entities that are established by the MUFG Group’s customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group companies and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation to these entities is only to provide financing, and the customers effectively hold the power to direct activities of these entities that most significantly impact the economic performance of the entities. Consequently, the MUFG Group does not consolidate these entities.

Funding Vehicles

The MUFG Group has established several wholly-owned, off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group’s investment in the vehicles’ equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these financing vehicles, these financing vehicles are not considered as the MUFG Group’s subsidiaries.

Troubled Borrowers

During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases, however, the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management. Therefore, the MUFG Group does not consolidate these troubled borrowers.

Commitments And Contingent Liabilities [Text Block]	12 Months Ended
Mar. 31, 2013
Commitments And Contingent Liabilities [Text Block]

24.    COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2013 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2014	¥9,753	¥77,307
2015	6,675	64,904
2016	3,666	56,692
2017	2,345	52,653
2018	978	49,154
2019 and thereafter	5,027	370,462

Total minimum lease payments	28,444	¥671,172

Amount representing interest	(2,805)

Present value of minimum lease payments	¥25,639

Total rental expense for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥109,471 million, ¥97,105 million and ¥99,817 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective June 18, 2010, abolished the so-called “gray-zone interest.” Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower’s annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG’s consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers’ claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥99,437 million and ¥77,640 million as of March 31, 2012 and 2013, respectively. The expenses recognized relating to the allowance are shown as Provision (reversal) for repayment of excess interest in the accompanying consolidated statements of income. For the fiscal years ended March 31, 2011, 2012 and 2013, an MUFG’s equity method investee had a negative impact of ¥96,399 million, ¥19,326 million and ¥17,014 million, respectively, on Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income.

Litigation

The MUFG Group is involved in various litigation matters. Based upon the current knowledge and the results of consultation with counsel, liabilities for losses from litigation matters are recorded when they are determined to be both probable in their occurrences and can be reasonably estimated. Management believes that the eventual outcome of such litigation matters will not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows.

Fees And Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2013
Fees And Commissions Income [Text Block]

25.    FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
	(in millions)
Trust fees	¥100,519	¥95,037	¥92,525
Fees on funds transfer and service charges for collections	142,459	139,840	137,338
Fees and commissions on international business	58,462	57,688	58,905
Fees and commissions on credit card business	146,570	149,946	149,671
Service charges on deposits	22,169	18,216	16,727
Fees and commissions on securities business	138,868	128,436	155,983
Fees on real estate business	22,593	23,610	28,041
Insurance commissions	27,466	33,686	33,472
Fees and commissions on stock transfer agency services	51,926	49,283	49,137
Guarantee fees	64,347	58,393	55,427
Fees on investment funds business	130,402	126,601	130,006
Other fees and commissions	222,577	219,227	253,642

Total	¥1,128,358	¥1,099,963	¥1,160,874

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.

Trading Account Profits And Losses [Text Block]	12 Months Ended
Mar. 31, 2013
Trading Account Profits And Losses [Text Block]
26.	TRADING ACCOUNT PROFITS AND LOSSES

The MUFG Group performs trading activities through market-making, sales and arbitrage, while maintaining risk levels within appropriate limits in accordance with its risk management policy.

The MUFG Group has trading account securities and trading derivative assets and liabilities for this purpose. In addition, the trading account securities include foreign currency-denominated debt securities such as foreign government or official institution bonds, corporate bonds and mortgage-backed securities, which are mainly comprised of securities measured at fair value under the fair value option.

Net trading gains for the fiscal years ended March 31, 2011, 2012 and 2013 were comprised of the following:

	2011	2012	2013
	(in millions)
Interest rate and other derivative contracts	¥(3,095)	¥77,698	¥(82,684)
Trading account securities, excluding derivatives	137,000	589,587	652,960

Trading account profits—net	133,905	667,285	570,276
Foreign exchange derivative contracts(1)	79,840	(94,853)	(94,223)

Net trading gains	¥213,745	¥572,432	¥476,053

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

For further information on the methodologies and assumptions used to estimate fair value, see Note 29, which also shows fair values of trading account securities by major category. Note 21 discloses further information regarding the derivative-related impact on Trading account profits—net by major category.

Business Segments [Text Block]	12 Months Ended
Mar. 31, 2013
Business Segments [Text Block]
27.	BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ total operating profit with income before income tax expense under U.S. GAAP.

See Note 28 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group’s business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Integrated Global Business Group—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through Union Bank), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. Union Bank is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally. Union Bank’s parent company is UNBC, which is a bank holding company in the United States.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of net revenue among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2012, in order to integrate the managerial accounting methodology amongst group companies, the MUFG Group changed some MUFG Group’s managerial accounting methodologies such as redefining items to be included in Operating profit (loss), which mainly affected the Integrated Retail Banking Business Group. These changes result in a decrease in operating profit of ¥16.7 billion and ¥16.3 billion for the fiscal years ended March 31, 2011 and 2012, respectively.

Effective July 1, 2012, the Integrated Global Business Group and Global Markets started working jointly on some of the sales and trading businesses of MUSHD’s foreign subsidiaries as part of the MUFG Group’s efforts to strengthen the cooperation between BTMU and MUSHD of their markets businesses and to expand investor relationships while improving the MUFG Group’s trading capabilities to seize interest rate and foreign exchange market opportunities for loans and corporate bond transactions. Accordingly, during the year ended March 31, 2013, the MUFG Group began reporting a portion of the securities sales and trading businesses, which previously was presented within the Integrated Global Business Group, as part of Global Markets.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2011, 2012 and 2013, respectively:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2011:
Net revenue:	¥1,302.2	¥883.7	¥148.2	¥310.6	¥267.2	¥577.8	¥587.7	¥11.2	¥3,510.8
BTMU and MUTB:	602.5	783.3	59.5	237.4	—	237.4	624.5	5.0	2,312.2
Net interest income	498.1	419.7	—	105.2	—	105.2	337.3	26.4	1,386.7
Net fees	94.2	312.7	59.5	104.9	—	104.9	(14.6)	(24.2)	532.5
Other	10.2	50.9	—	27.3	—	27.3	301.8	2.8	393.0
Other than BTMU and MUTB(1)	699.7	100.4	88.7	73.2	267.2	340.4	(36.8)	6.2	1,198.6
Operating expenses	953.5	460.9	87.8	176.6	173.3	349.9	130.5	149.9	2,132.5

Operating profit (loss)	¥348.7	¥422.8	¥60.4	¥134.0	¥93.9	¥227.9	¥457.2	¥(138.7)	¥1,378.3

Fiscal year ended March 31, 2012:
Net revenue:	¥1,225.9	¥865.3	¥140.1	¥365.7	¥252.0	¥617.7	¥726.8	¥5.3	¥3,581.1
BTMU and MUTB:	581.8	772.8	55.7	285.5	—	285.5	644.7	3.8	2,344.3
Net interest income	467.3	400.2	—	127.0	—	127.0	309.0	38.8	1,342.3
Net fees	104.8	308.2	55.7	122.6	—	122.6	(16.4)	(31.6)	543.3
Other	9.7	64.4	—	35.9	—	35.9	352.1	(3.4)	458.7
Other than BTMU and MUTB(1)	644.1	92.5	84.4	80.2	252.0	332.2	82.1	1.5	1,236.8
Operating expenses	911.2	446.2	87.3	195.4	173.0	368.4	126.1	163.4	2,102.6

Operating profit (loss)	¥314.7	¥419.1	¥52.8	¥170.3	¥79.0	¥249.3	¥600.7	¥(158.1)	¥1,478.5

Fiscal year ended March 31, 2013:
Net revenue:	¥1,206.5	¥856.6	¥138.8	¥466.8	¥288.5	¥755.3	¥761.6	¥(2.3)	¥3,716.5
BTMU and MUTB:	560.2	760.5	55.4	357.6	—	357.6	654.3	(18.1)	2,369.9
Net interest income	427.7	378.1	—	180.0	—	180.0	261.1	50.6	1,297.5
Net fees	124.0	318.8	55.4	141.6	—	141.6	(19.2)	(38.2)	582.4
Other	8.5	63.6	—	36.0	—	36.0	412.4	(30.5)	490.0
Other than BTMU and MUTB(1)	646.3	96.1	83.4	109.2	288.5	397.7	107.3	15.8	1,346.6
Operating expenses	912.6	439.9	88.3	245.8	205.4	451.2	140.5	176.4	2,208.9

Operating profit (loss)	¥293.9	¥416.7	¥50.5	¥221.0	¥83.1	¥304.1	¥621.1	¥(178.7)	¥1,507.6

Note:
(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2011, 2012 and 2013 above to income before income tax expense shown on the accompanying consolidated statements of income is as follows:

	2011	2012	2013
	(in billions)
Operating profit:	¥1,378	¥1,479	¥1,508
Provision for credit losses	(292)	(224)	(145)
Trading account profits (losses)—net	(70)	372	285
Equity investment securities gains (losses)—net	8	(95)	(22)
Debt investment securities losses—net	(105)	(153)	(153)
Foreign exchange gains (losses)—net	146	21	(53)
Equity in earnings (losses) of equity method investees—net	(113)	(499)	60
Impairment of intangible assets	(27)	(31)	(3)
Provision for repayment of excess interest	(86)	—	—
Other—net	(17)	(20)	(61)

Income before income tax expense	¥822	¥850	¥1,416

Foreign Activities [Text Block]	12 Months Ended
Mar. 31, 2013
Foreign Activities [Text Block]

28.    FOREIGN ACTIVITIES

Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of BTMU’s and MUTB’s Head Office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group’s foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group’s foreign operations. The following table sets forth estimated total assets at March 31, 2011, 2012 and 2013, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2011:
Total revenue(2)	¥2,969,012	¥431,095	¥238,658	¥470,868	¥135,333	¥4,244,966
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	164,546	108,125	232,133	130,946	821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	162,687	90,032	193,422	109,507	452,645
Total assets at end of fiscal year	145,778,973	23,470,398	17,044,207	10,908,164	5,648,501	202,850,243
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514
Fiscal year ended March 31, 2013:
Total revenue(2)	¥3,016,008	¥426,377	¥256,495	¥585,474	¥211,076	¥4,495,430
Total expense(3)	2,248,856	327,565	160,061	268,349	74,728	3,079,559
Income before income tax expense	767,152	98,812	96,434	317,125	136,348	1,415,871
Net income attributable to Mitsubishi UFJ Financial Group	499,125	95,565	78,442	274,951	121,041	1,069,124
Total assets at end of fiscal year	151,999,696	30,730,705	23,224,502	15,938,673	8,665,700	230,559,276

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley’s common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2012 and 2013:

	2012	2013
	(in millions)
Cash and due from banks	¥380,452	¥676,833
Interest-earning deposits in other banks	4,545,991	3,830,923

Total	¥4,926,443	¥4,507,756

Trading account assets	¥24,433,087	¥28,450,804

Investment securities	¥5,087,060	¥6,960,616

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥24,119,872	¥29,174,592

Deposits	¥24,589,627	¥29,317,297

Funds borrowed:
Call money, funds purchased	¥364,044	¥254,796
Payables under repurchase agreements	5,767,721	6,857,970
Payables under securities lending transactions	72,327	77,428
Other short-term borrowings	1,859,186	2,531,308
Long-term debt	2,943,884	2,847,585

Total	¥11,007,162	¥12,569,087

Trading account liabilities	¥5,276,219	¥7,012,658

Fair Value [Text Block]	12 Months Ended
Mar. 31, 2013
Fair Value [Text Block]

29.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation technique are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value upon election of the fair value option and fair value is measured using discounted cash flows. Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the fair value hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.

When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal valuation technique. Key inputs to the internal valuation technique include estimated cash flows based on the terms of the contracts, yield curves based on market interest rates and volatilities. Corporate bonds which are valued using internal valuation techniques are generally classified in Level 2 of the fair value hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the fair value hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from the independent broker-dealers. The weight of the independent broker-dealer quote is determined based on the result of inquiries to the broker-dealers for their basis of the fair value calculation with consideration of level of activity, such as latest trade date and transaction volume of the market. Key inputs to the internal valuation techniques include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable from an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow method using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rates applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies. These bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending on the significance of the adjustments for unobservable input of credit worthiness. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long-term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques described in the “Trading Accounts Assets and Liabilities—Trading Account Securities” above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Derivatives” above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation technique are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and legal right of offsets with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the difference between its funding rate and market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of fair value hierarchy when recent prices of such instruments are unobservable or traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model-based estimated value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly hedge funds, private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group’s investments in hedge funds are generally redeemable on a monthly-quarterly basis with 30-90 days advance notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a four-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2012 and 2013:

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	March 31, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,613,802	¥9,935,591	¥631,113	¥26,180,506
Debt securities
Japanese national government and Japanese government agency bonds	4,420,457	182,098	—	4,602,555
Japanese prefectural and municipal bonds	—	129,974	—	129,974
Foreign governments and official institutions bonds	9,983,023	2,144,396	96,255	12,223,674
Corporate bonds	—	2,729,892	77,089	2,806,981
Residential mortgage-backed securities	—	3,220,036	9,881	3,229,917
Asset-backed securities	—	80,447	396,071	476,518
Other debt securities	—	11,597	29,526	41,123
Commercial paper	—	1,129,508	—	1,129,508
Equity securities(2)	1,210,322	307,643	22,291	1,540,256
Trading derivative assets	52,242	14,520,461	73,175	14,645,878
Interest rate contracts	6,770	11,175,763	31,794	11,214,327
Foreign exchange contracts	511	3,171,002	21,131	3,192,644
Equity contracts	34,062	53,874	15,735	103,671
Commodity contracts	10,899	59,075	3,628	73,602
Credit derivatives	—	60,747	887	61,634
Investment securities:
Securities available for sale	52,347,228	6,024,714	472,127	58,844,069
Debt securities
Japanese national government and Japanese government agency bonds	48,069,738	1,410,216	—	49,479,954
Japanese prefectural and municipal bonds	—	217,075	—	217,075
Foreign governments and official institutions bonds	319,176	248,398	148,722	716,296
Corporate bonds	—	1,830,100	92,846	1,922,946
Residential mortgage-backed securities	—	1,202,128	21,492	1,223,620
Commercial mortgage-backed securities	—	269,343	39	269,382
Asset-backed securities	—	708,428	102,250	810,678
Other debt securities	—	—	106,714	106,714
Marketable equity securities	3,958,314	139,026	64	4,097,404
Other investment securities	—	1,105	24,795	25,900
Others(3)(4)	455,012	134,569	8,418	597,999

Total	¥68,468,284	¥30,616,440	¥1,209,628	¥100,294,352

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥72,756	¥6,057	¥—	¥78,813
Trading derivative liabilities	124,431	14,672,597	93,641	14,890,669
Interest rate contracts	43,946	11,126,837	34,044	11,204,827
Foreign exchange contracts	274	3,390,222	37,937	3,428,433
Equity contracts	67,551	49,312	14,354	131,217
Commodity contracts	12,660	46,753	4,432	63,845
Credit derivatives	—	59,473	2,874	62,347
Obligation to return securities received as collateral	2,887,425	147,122	—	3,034,547
Others(5)	—	431,773	121,932	553,705

Total	¥3,084,612	¥15,257,549	¥215,573	¥18,557,734

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥124,627 million and ¥38,959 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments at March 31, 2012 and 2013 were ¥5,841 million and ¥8,644 million, respectively. These investments were mainly hedge funds.
(3)	Mainly comprised of receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the fiscal year ended March 31, 2012, the transfers between Level 1 and Level 2 were not significant.

During the fiscal year ended March 31, 2013, the transfers between Level 1 and Level 2 were as follows:

	Fiscal year ended March 31, 2013
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥10,717
Foreign governments and official institutions bonds	—	1,289
Residential mortgage-backed securities	3,247,522	—
Equity securities	5,308	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	19,026	13,737

Note:

(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

In general, the transfers from Level 1 into Level 2 represented securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were not available at the end of the period. The transfers from Level 2 into Level 1 represented securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period. For the first-half of the fiscal year ended March 31, 2013, certain residential mortgage-backed securities which are accounted for as trading securities were transferred from Level 1 to Level 2 based on an analysis of the current market activity. A certain subsidiary, based on its analysis, transferred its U.S. government sponsored agency securities, which are accounted for as Securities available for sale, from Level 1 to Level 2.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2012 and 2013. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable input (that is, input that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	)(4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)	Transfer out of Level 3(5)		March 31, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥77,239	(2)	¥—	¥518,698	¥—	¥(360,580)	¥(378,767)	¥49,521	¥(351,655)		¥631,113	¥64,764	(2)
Debt securities
Foreign governments and official institutions bonds	149,731	19,142		—	179,907	—	(205,581)	(24,043)	23,202	(46,103)		96,255	11,831
Corporate bonds	501,895	3,354		—	55,147	—	(2,089)	(223,088)	26,315 (6)	(284,445	)(6)(7)	77,089	5,206
Residential mortgage-backed securities	10,124	1,677		—	12,050	—	(12,042)	(1,928)	—	—		9,881	1,599
Asset-backed securities	395,198	44,365		—	239,598	—	(132,275)	(129,708)	—	(21,107)		396,071	41,748
Other debt securities	—	4,358		—	25,168	—	—	—	—	—		29,526	4,358
Equity securities	19,709	4,343		—	6,828	—	(8,593)	—	4	—		22,291	22
Trading derivatives—net	(27,458)	20,344	(2)	(5,408)	1,379	(2,775)	—	(24,964)	29,392	(10,976)		(20,466)	17,466	(2)
Interest rate contracts—net	(44,904)	42,457		233	2	(4)	—	(8,468)	8,431	3		(2,250)	38,552
Foreign exchange contracts—net	23,907	(28,164)		(5,517)	448	(1,852)	—	(16,150)	21,644	(11,122)		(16,806)	(27,532)
Equity contracts—net	(7,019)	9,275		10	444	(434)	—	(833)	(62)	—		1,381	9,449
Commodity contracts—net	162	(438)		(19)	485	(485)	—	(52)	(600)	143		(804)	(140)
Credit derivatives—net	396	(2,786)		(115)	—	—	—	539	(21)	—		(1,987)	(2,863)
Investment securities:
Securities available for sale	1,673,387	3,218	(3)	16,083	230,505	—	(14,809)	(211,058)	113,491	(1,338,690)		472,127	(4,380	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		2,582	23,158	—	(31)	(7,707)	—	—		148,722	—
Corporate bonds	1,460,489	1,629		(1,855)	11,465	—	(12,843)	(140,840)	113,491 (6)	(1,338,690	)(6)(7)	92,846	(4,370)
Residential mortgage-backed securities	22,351	(27)		100	4,500	—	—	(5,432)	—	—		21,492	(1)
Commercial mortgage-backed securities	3,802	1,090		(126)	—	—	(1,855)	(2,872)	—	—		39	—
Asset-backed securities	54,947	606		8,400	85,469	—	—	(47,172)	—	—		102,250	30
Other debt securities	964	(84)		6,980	105,889	—	—	(7,035)	—	—		106,714	(43)
Marketable equity securities	114	4		2	24	—	(80)	—	—	—		64	4
Other investment securities	32,321	(505	)(4)	—	875	—	(3,092)	(16)	—	(4,788)		24,795	(618	)(4)
Others	10,368	(597	)(4)	—	637	—	(1,990)	—	—	—		8,418	129	(4)

Total	¥2,765,275	¥99,699		¥10,675	¥752,094	¥(2,775)	¥(380,471)	¥(614,805)	¥192,404	¥(1,706,109)		¥1,115,987	¥77,361

Liabilities
Others	43,536	(74,957	)(4)	(20,590)	239	2,432	—	(20,907)	1,181	(96)		121,932	(61,188	)(4)

Total	¥43,536	¥(74,957)		¥(20,590)	¥239	¥2,432	¥—	¥(20,907)	¥1,181	¥(96)		¥121,932	¥(61,188)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following table presents information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥33,649	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~51.9%	36.0%
			Correlation between interest rates	41.3%~63.3%	62.1%
	19,699	Return on equity method	Probability of default	0.0%~8.0%	0.7%
			Recovery rate	25.0%~90.0%	56.2%
			Market-required return on capital	15.0%~17.0%	15.7%
Corporate bonds	62,788	Discounted cash flow	Probability of default	0.1%~14.2%	4.2%
			Recovery rate	15.0%~100.0%	44.9%
	1,986	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~37.9%	35.2%
			Correlation between interest rates	63.3%	63.3%
	9,059	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	72,640	Discounted cash flow	Discount factor	1.0%~1.2%	1.1%
			Prepayment rate	6.2%~14.8%	8.8%
			Probability of default	0.0%~5.2%	4.9%
			Recovery rate	0.0%~76.0%	65.4%
	289,398	Internal model	Asset correlations	11.0%~14.0%	13.5%
			Discount factor	1.0%~4.8%	1.5%
			Prepayment rate	3.9%~38.3%	32.6%
			Probability of default	0.0%~84.6%	— (3)
			Recovery rate	53.6%~69.8%	67.5%
Other debt securities	29,526	Discounted cash flow	Liquidity premium	0.5%~0.8%	0.8%
	104,957	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.8%
			Market-required return on capital	15.0%~17.0%	16.5%

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,533)	Option model	Probability of default	0.3	%~12.5%
			Correlation between interest rates	(0.1	)%~97.6%
			Correlation between interest rate and foreign exchange rate	32.5	%~60.2%
			Recovery rate	40.0	%~51.0%
			Volatility	29.1	%~58.3%
			Prepayment rate	0.0	%~2.3%
Foreign exchange contracts—net	(16,806)	Option model	Probability of default	0.4	%~14.2%
			Correlation between interest rates	28.2	%~80.6%
			Correlation between interest rate and foreign exchange rate	22.2	%~66.3%
			Correlation between underlying assets	44.1	%~82.8%
			Recovery rate	40.0	%~51.0%
Equity contracts—net	1,381	Option model	Correlation between interest rate and equity	10.6	%~52.0%
Credit derivative contracts—net	(1,987)	Option model	Recovery rate	20.0	%~36.8%
			Correlation between underlying assets	11.6	%~88.2%

Notes:

(1)	The fair value as of March 31, 2013 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.

Sensitivity to and range of unobservable inputs

Probability of default—Probability of default is an estimate of the likelihood that the default event will occur and MUFG will be unable to collect contractual amounts. A significant increase (decrease) in the default rate would result in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in Internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the default risk of the counterparties, determined through MUFG’s credit rating system.

The wide range of probability of default used in Internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have the large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default status, the MUFG Group may still be able to receive the full contractual payments.

For derivative contracts, the MUFG Group holds positions with a large number of counterparties with various credit quality, which results in wider range of probability of default. However, the majority of counterparties have higher ratings, categorized as “Normal” in the internal credit rating system, the inputs used to estimate fair value of derivative contracts are concentrated in the lower end of the range.

Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would result in a significant decrease (increase) in a fair value.

Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could result in a significant increase or decrease in fair value.

Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would result in a significant increase (decrease) in fair value through a significant increase (decrease) in the value of an option.

The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.

Correlation—Correlation is a measure of the co-movement between two variables. A variety of correlation-related assumptions are required for a wide range of instruments including foreign governments and official institutions bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primary due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.

For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logically appropriate and consistent with market information and the financial accounting offices ensure that the valuation techniques are consistent with the accounting policies.

In accordance with the valuation policies and procedures, fair value is determined by the risk management departments or similar sections that are independent of the front offices in order to ensure objectivity and validity for measuring fair value. Analysis performed on the determined fair value is periodically reported to the management.

When valuation techniques are used to measure fair value, the valuation techniques are required to be pre-approved by the risk management departments. If the risk management departments determine that the techniques are not consistent with market practice, the valuation techniques are modified as necessary.

Fair value measurements are verified for reasonableness by the risk management departments which are responsible to perform analytical review such as comparison with market trend and information.

For broker-dealer quotes, internal price verification procedures are performed by the risk management departments. Such verification procedures include analytical review of periodic price changes, comparison analysis between periodic price changes and changes of indices such as a credit default swap index, or inquiries regarding the underlying inputs and assumptions used by the broker-dealers such as probability of default, prepayment rate and discount margin.

Unobservable inputs used in a level 3 fair value measurement are internally estimated by the risk management departments based upon the market information such as observable inputs. The reasonableness of the inputs is validated by other risk management departments by comparison analysis between the market value of financial instruments using such level 3 inputs and the internally estimated fair value, if necessary.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2012 and 2013:

	March 31, 2012					March 31, 2013
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,466	¥6,466
Loans	10,888	19,692	332,963	363,543		11,757	18,236	351,584	381,577
Loans held for sale	—	1,898	78	1,976		—	—	4,104	4,104
Collateral dependent loans	10,888	17,794	332,885	361,567		11,757	18,236	347,480	377,473
Premises and equipment	—	—	18,740	18,740		—	—	8,938	8,938
Intangible assets	—	—	34,729	34,729		—	—	549	549
Other assets	464,819	—	11,665	476,484		17,105	—	16,340	33,445
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	17,105	—	11,751	28,856
Other	—	—	5,442	5,442		—	—	4,589	4,589

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥28,862	¥18,236	¥383,877	¥430,975

Notes:

(1)	Includes investments valued at net asset value of ¥8,400 million and ¥4,354 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,603 million at March 31, 2012 and 2013, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley’s convertible preferred stock on June 30, 2011. See Note 2 for the details.

The following table presents losses (gains) recorded as a result of nonrecurring changes in fair value for the fiscal years ended March 31, 2012 and 2013:

	Losses (Gains) for the fiscal year ended March 31,
	2012		2013
	(in millions)
Investment securities	¥6,060		¥2,387
Loans	173,242		92,438
Loans held for sale	82		380
Collateral dependent loans	173,160		92,058
Premises and equipment	11,983		5,536
Intangible assets	30,986		3,378
Other assets	584,843		16,820
Investments in equity method investees	581,649	(1)	14,635
Other	3,194		2,185

Total	¥807,114		¥120,559

Note:

(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley’s convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Investment securities include mainly impaired cost-method investments which were written down to fair value during the period. The fair values are determined based on recent net asset value and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the fair value hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary. The impairment losses are included in Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy. For the fiscal year ended March 31, 2012, the MUFG Group recorded impairment losses on investments in Morgan Stanley. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. Without electing the fair value option, the gains and losses on translation of these securities would have been reflected in OCI, while the gains and losses on translation of foreign currency-denominated financial liabilities would be included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Interest-earning deposits in other banks and Receivables under resale agreements. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of income.

The following table presents the gains or losses recorded during the fiscal years ended March 31, 2012 and 2013 related to the eligible instruments for which the MUFG Group elected the fair value option:

	For the fiscal years ended March 31,
	2012			2013
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥17	¥—	¥17	¥—	¥—	¥—
Receivables under resale agreements(1)	1,332	—	1,332	(1,436)	—	(1,436)
Trading account securities	439,854	57,055	496,909	311,827	2,185,903	2,497,730
Other assets	—	—	—	(469)	—	(469)

Total	¥441,203	¥57,055	¥498,258	¥309,922	¥2,185,903	¥2,495,825

Financial liabilities:
Other short-term borrowings(1)	¥(1,310)	¥—	¥(1,310)	¥1,542	¥—	¥1,542
Long-term debt(1)	(35,336)	—	(35,336)	22,097	—	22,097

Total	¥(36,646)	¥—	¥(36,646)	¥23,639	¥—	¥23,639

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2012 and 2013 for long-term receivables and debt instruments for which the fair value option has been elected:

	2012			2013
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,000	3,006	6

Total	¥26,000	¥26,056	¥56	¥3,000	¥3,006	¥6

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥650,382	¥564,845	¥(85,537)

Total	¥664,095	¥524,758	¥(139,337)	¥650,382	¥564,845	¥(85,537)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and reported in the accompanying consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments which are not carried at fair value on the accompanying consolidated balance sheets as of March 31, 2012:

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on the accompanying consolidated balance sheets as of March 31, 2013:

	March 31, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,619	¥3,619	¥3,619	¥—	¥—
Interest-earning deposits in other banks	8,112	8,112	—	8,112	—
Call loans and funds sold	619	619	—	619	—
Receivables under resale agreements	5,660	5,660	—	5,660	—
Receivables under securities borrowing transactions	2,615	2,615	—	2,615	—
Investment securities(1)	2,492	2,778	272	495	2,011
Loans, net of allowance for credit losses(2)	97,254	98,729	12	284	98,433
Other financial assets	5,132	5,132	—	5,132	—
Financial liabilities:
Deposits
Non-interest-bearing	¥18,810	¥18,810	¥—	¥18,810	¥—
Interest-bearing	129,420	129,480	—	129,480	—
Total deposits	148,230	148,290	—	148,290	—
Call money and funds purchased	4,011	4,011	—	4,011	—
Payables under repurchase agreements	15,700	15,700	—	15,700	—
Payables under securities lending transactions	3,993	3,993	—	3,993	—
Due to trust account	633	633	—	633	—
Other short-term borrowings	11,604	11,604	—	11,604	—
Long-term debt	11,622	11,980	—	11,969	11
Other financial liabilities	4,753	4,753	—	4,753	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following section describes the valuation techniques adopted by the MUFG Group to estimate fair values of financial instruments that are not recorded at fair value on the accompanying consolidated balance sheets.

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have readily available quoted prices or secondary market prices. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock issued by public companies are determined by utilizing commonly accepted valuation technique to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Inputs used in the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation technique. Specifically, the sensitivity and appropriateness of the inputs are verified by using different valuation technique employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous nonpublic companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The carrying amounts not included in the above summary are ¥570 billion and ¥504 billion at March 31, 2012 and 2013, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based mainly on the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers’ acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥1,131 billion and ¥1,274 billion at March 31, 2012 and 2013, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest–bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on quoted prices of those corporate bonds. The fair value of fixed rate corporate bonds without quoted prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without quoted prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2012 and 2013 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2012 and 2013. These amounts have not been comprehensively reevaluated since that date, and therefore, current estimates of fair values may have changed significantly from the amounts presented herein.

Stock-Based Compensation [Text Block]	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation [Text Block]
30.	STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD, MUMSS and UNBC.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS have a stock-based compensation plan for directors, executive officers and corporate auditors and senior fellows (“officers”).

The awards under the stock-based compensation plan are a type of stock option (referred to as “Stock Acquisition Rights”) to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. The Stock Acquisition Rights are normally issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right (“number of granted shares”) is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders’ service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) holder as a corporate auditor loses the status of a corporate auditor, and (3) holder as a senior fellow loses the status of a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2013:

	Fiscal year ended March 31, 2013
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of fiscal year	23,574,800	¥1	28.04	¥13,131

Exercisable, end of fiscal year	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	Fiscal years ended March 31,
	2011	2012	2013
Risk-free interest rate	0.23%	0.29%	0.11%
Expected volatility	43.97%	44.96%	40.48%
Expected term	4 years	4 years	4 years
Expected dividend yield	2.91%	3.13%	3.18%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥36,600, ¥33,700 and ¥33,100 per 100 shares, respectively.

The MUFG Group recognized ¥2,839 million, ¥2,771 million and ¥2,862 million of compensation costs related to the Stock Acquisition Rights with ¥1,155 million, ¥1,127 million and ¥1,088 million of the corresponding tax benefit for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. As of March 31, 2013, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥552 million and it is expected to be recognized over three months.

Cash received from the exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥3 million, ¥4 million and ¥4 million, respectively. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights for the fiscal years ended March 31, 2011, 2012 and 2013 was ¥836 million, ¥821 million and ¥675 million, respectively.

UNBC

UnionBanCal Corporation Stock Bonus Plan (“Stock Bonus Plan”)

Effective as of April 27, 2010, UNBC adopted the Stock Bonus Plan. Under the Stock Bonus Plan, UNBC grants restricted stock units settled in American Depositary Shares (“ADSs”) representing shares of common stock of UNBC’s indirect parent company, MUFG, to key employees at the discretion of the Executive Compensation and Benefits Committee of the Board of Directors (“the Committee”). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the Stock Bonus Plan, MUFG ADSs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions.

Under the Stock Bonus Plan, the restricted stock unit participants do not have dividend rights, voting rights or other stockholder rights. The grant date fair value of these awards is equal to the closing price of the MUFG ADSs on date of grant.

The following table is a summary of the Stock Bonus Plan:

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15
April 15, 2012	4,816,795	4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15

The following table is a rollforward of the restricted stock units under the Stock Bonus Plan for the fiscal years ended December 31, 2011 and 2012:

	Restricted Stock Units
	2011	2012
Units outstanding, beginning of year	3,943,590	7,138,334
Activity during the year:
Granted	4,934,845	4,890,970
Vested	1,435,268	2,920,392
Forfeited	304,833	251,028

Units outstanding, end of year	7,138,334	8,857,884

The following table is a summary of UNBC’s compensation costs, the corresponding tax benefit for the fiscal years ended December 31, 2010, 2011 and 2012, and unrecognized compensation costs as of December 31, 2010, 2011 and 2012:

	December 31,
	2010	2011	2012
	(in millions)
Compensation costs	¥263	¥1,198	¥1,437
Tax benefit	88	479	559
Unrecognized compensation costs	1,304	1,710	2,251

Parent Company Only Financial Information [Text Block]	12 Months Ended
Mar. 31, 2013
Parent Company Only Financial Information [Text Block]
31.	PARENT COMPANY ONLY FINANCIAL INFORMATION

Distributions of retained earnings of BTMU and MUTB are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Also, retained earnings of these banking subsidiaries are restricted, except for ¥4,932,837 million, in accordance with the statutory reserve requirements under the Company Law at March 31, 2013 (see Notes 17 and 19).

The following table presents the parent company only financial information of MUFG:

Condensed Balance Sheets

	2012	2013
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥132,431	¥127,303
Investments in subsidiaries and affiliated companies	10,788,927	12,849,434
Other assets	66,227	56,435

Total assets	¥10,987,585	¥13,033,172

Liabilities and Shareholders’ equity:
Short-term borrowings from subsidiaries	¥1,849,072	¥1,873,336
Long-term debt from subsidiaries and affiliated companies	383,903	384,107
Long-term debt	28	59
Other liabilities	171,424	166,875

Total liabilities	2,404,427	2,424,377

Total shareholders’ equity	8,583,158	10,608,795

Total liabilities and shareholders’ equity	¥10,987,585	¥13,033,172

Condensed Statements of Income

	2011	2012		2013
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥341,687	¥270,923		¥220,050
Dividends from Morgan Stanley(1)	71,216	—	(1)	— (1)
Gain on conversion rate adjustment of Morgan Stanley’s convertible preferred stock	—	139,320		—
Management fees from subsidiaries	16,510	16,708		17,154
Interest income	102	99		77
Foreign exchange gains (losses)—net	93,310	32,237		(59,375)
Other income	1,923	5,614		634

Total income	524,748	464,901		178,540

Expense:
Operating expenses	13,981	14,515		15,952
Interest expense to subsidiaries and affiliated companies	42,752	37,905		30,501
Interest expense	2,856	1,196		1,122
Other expense	934	923		2,620

Total expense	60,523	54,539		50,195

Equity in undistributed net income of subsidiaries and affiliated companies—net	52,751	55,139		937,673

Income before income tax expense (benefit)	516,976	465,501		1,066,018
Income tax expense (benefit)	64,331	49,270		(3,106)

Net income	¥452,645	¥416,231		¥1,069,124

Note:

(1)	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 and 2013 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements of Cash Flows

	2011	2012	2013
	(in millions)
Operating activities:
Net income	¥452,645	¥416,231	¥1,069,124
Adjustments and other	(111,730)	(133,368)	(858,288)

Net cash provided by operating activities	340,915	282,863	210,836

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	250,000	17,371	21,160
Purchases of equity investments in subsidiaries and affiliated companies	(89,042)	(20,000)	(3,838)
Net decrease (increase) in interest-earning deposits with banks	(70,502)	18,696	8,996
Other—net	(1,486)	(7,245)	(10,623)

Net cash provided by investing activities	88,970	8,822	15,695

Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	531,197	66,600	(34,989)
Repayment of long-term debt	(230,025)	(8)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	(295,652)	(169,710)	—
Proceeds from sales of treasury stock	4	3	1
Payments for acquisition of preferred stock	(250,000)	—	—
Payments to acquire treasury stock	(30)	(12)	(16)
Dividends paid	(190,455)	(187,616)	(187,778)
Other—net	(386)	(1,346)	(212)

Net cash used in financing activities	(435,347)	(292,089)	(223,014)

Net increase (decrease) in cash and cash equivalents	(5,462)	(404)	3,517
Cash and cash equivalents at beginning of fiscal year	16,488	11,026	10,622

Cash and cash equivalents at end of fiscal year	¥11,026	¥10,622	¥14,139

SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities [Text Block]	12 Months Ended
Mar. 31, 2013
SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities [Text Block]
32.	SEC REGISTERED FUNDING VEHICLES ISSUING NON-DILUTIVE PREFERRED SECURITIES

In February 2006, MUFG established MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited, wholly-owned funding vehicles in the Cayman Islands, for the issuance of preferred securities to enhance the flexibility of its capital management.

On March 17, 2006, MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited registered with the SEC and issued $2,300,000,000 in 6.346% non-cumulative preferred securities, €750,000,000 in 4.850% non-cumulative preferred securities and ¥120,000,000,000 in 2.680% non-cumulative preferred securities (collectively, the “Preferred Securities”), respectively. Total net proceeds before expenses were approximately $4.17 billion. All of the ordinary shares of MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited are owned by MUFG. MUFG fully and unconditionally guarantees the payment of dividends and payments on liquidation or redemption of the obligations under the Preferred Securities.

The Preferred Securities entitle holders to receive a non-cumulative preferential cash dividend starting on July 25, 2006 and on January 25 and July 25 of each year thereafter. These funding vehicles will not be obligated to pay dividends on the Preferred Securities upon the occurrence of certain events relating to the financial condition of MUFG. From July 25, 2016, dividends on the Preferred Securities will be re-calculated at a floating rate per annum.

The dollar-denominated and euro-denominated preferred securities are subject to redemption on any dividend payment date on or after July 25, 2016. All the Preferred Securities are subject to redemption in whole (but not in part) at any time upon the occurrence of specified events, in each case at the option of each of the funding vehicles and subject to necessary government approvals.

The Preferred Securities are non-dilutive and not convertible into MUFG’s common shares. The Preferred Securities were included as part of MUFG’s Tier I capital at March 31, 2012 and 2013 under its capital adequacy requirements.

These funding vehicles are not consolidated as the MUFG Group’s subsidiaries. See Note 23 for discussion. The funds raised through such funding vehicles are primarily loaned to the MUFG Group and presented as Long-term debt in the accompanying consolidated balance sheet at March 31, 2012 and 2013.

On July 25, 2011, MUFG redeemed a total of ¥120,000,000,000 of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 3 Limited.

Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]
33.	SUBSEQUENT EVENTS

Approval of Dividends

On June 27, 2013, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2013, of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥7.00 per share of Common stock, totaling ¥99,109 million.

Stock Acquisition Rights

On July 17, 2013, MUFG allotted the directors (excluding outside directors), executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS stock acquisition rights to acquire an aggregate amount of 2,951,500 shares of MUFG’s common stock. The stock acquisition rights have an exercise price of ¥1 per common share, and are exercisable until July 16, 2043.

Partial Amendment to the Articles of Incorporation

On June 27, 2013, amendments to the Articles of Incorporation were made with respect to Class 3 Preferred Stock. As a result, the aggregate number of shares authorized to be issued by MUFG was decreased by 120,000,000 shares, and the aggregated number of Class 3 Preferred Shares authorized to be issued was deleted.

Acquisition of Krungsri

On July 2, 2013, BTMU entered into a share tender agreement with GE Capital International Holdings Corporation, (“GE Capital”), regarding GE Capital’s shareholding in Bank of Ayudhya Public Company Limited (“Krungsri”), in Thailand.

Subject to satisfactory regulatory approvals, corporate approvals and fulfillment of certain conditions, BTMU will launch a Voluntary Tender Offer (“VTO”) for Krungsri shares at THB39 per share, aiming to take a majority stake in Krungsri. There is no minimum or maximum acceptance condition for the tender offer. If BTMU acquires expected maximum of approximately 75% of Krungsri’s total outstanding shares through the tender offer, the total purchase price will be approximately ¥560 billion based on the currency exchange rate of ¥3.16 to the Thai baht.

Krungsri is the fifth-largest commercial bank in Thailand offering diversified financial services while holding wide range of client base and market knowledge. As a part of a strategy designed to further develop BTMU’s business in Asia, the investment in Krungsri aims to establish a full-fledged commercial banking platform in Asia. The acquisition of Krungsri and BTMU’s existing branch in Thailand will mutually complement each other by providing comprehensive financial services for various local customers and multi-national corporate customers.

Basis Of Financial Statements And Summary Of Significant Accounting Policies [Text Block] (Policies)	12 Months Ended
Mar. 31, 2013
Description Of Business [Policy Text Block]

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis Of Financial Statements [Policy Text Block]

Basis of Financial Statements

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal years of certain subsidiaries, which end on or after December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2011, 2012 and 2013, the effect of recording intervening events for the three-month periods ended March 31 on MUFG’s proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31, would have resulted in an increase of ¥13.87 billion, a decrease of ¥1.56 billion, and an increase of ¥1.48 billion to net income attributable to Mitsubishi UFJ Financial Group, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2011, 2012 and 2013 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2011, 2012 and 2013.

Use Of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses, the valuation allowances of deferred tax assets, recognition and measurement of uncertain tax positions, the valuation of financial instruments, the accounting for goodwill and intangible assets, impairment of investment securities, the allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.

Consolidation [Policy Text Block]

Consolidation—The accompanying consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group’s equity interest in the earnings (losses) of these equity investees and other-than-temporary impairment are reported in Equity in earnings (losses) of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other than temporary. The MUFG Group determines whether loss on investments is other than temporary, through consideration of various factors, such as the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that would absorb the majority of the VIE’s expected losses or receive the majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows [Policy Text Block]

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the accompanying consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation Of Foreign Currency Financial Statements And Foreign Currency Transactions [Policy Text Block]

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss). Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending And Other Secured Financing Transactions [Policy Text Block]

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase (“repurchase agreements”), securities purchased with agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2011, 2012 and 2013, there were no such transactions accounted for as sales.

Collateral [Policy Text Block]

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the accompanying consolidated balance sheets.

Trading Account Securities [Policy Text Block]

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the accompanying consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits—net, as appropriate. The MUFG Group has elected the fair value option for certain foreign securities. See Note 29 for a further discussion of fair value option.

Investment Securities [Policy Text Block]

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available for sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other comprehensive income (loss), net of taxes, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost and investment securities held by subsidiaries that are investment companies or brokers and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and brokers and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to the accompanying consolidated statements of income when, in the opinion of management, a decline in fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains—net in the accompanying consolidated statements of income. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments [Policy Text Block]

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers’ financial needs. Derivatives are also used to manage counterparty credit risk and market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other comprehensive income (loss). Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans [Policy Text Block]

Loans—Loans originated by the MUFG Group (“originated loans”) are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment to yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card and UnionBanCal Corporation (“UNBC”) based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income.

Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. If a nonaccrual loan has been restructured and the borrower is not delinquent under the restructured terms, and demonstrates that its financial condition has improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed once a year through a detailed internal credit rating review process. Once a restructured nonaccrual loan is deemed to be a troubled debt restructuring (“TDR”), the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor’s estimate of undiscounted cash flows over the investor’s initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan’s yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition is recognized as an impairment.

Loan Securitization [Policy Text Block]

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. When a securitization is accounted for as a sale, the proceeds from a sale of financial assets consist of the cash and any other assets obtained, including beneficial interests and separately recognized servicing assets, in the transfer less any liabilities incurred, including separately recognized servicing liabilities. All proceeds and reductions of proceeds from a sale shall be initially measured at fair value.

Allowance For Credit Losses [Policy Text Block]

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year ended March 31, 2013, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower’s creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

In relation to loans categorized as Legally/Virtually Bankrupt, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible and charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is generally determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan’s effective rate, the loan’s observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management’s evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Commercial loans are generally considered uncollectible based on an evaluation of the financial condition of a borrower as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Allowance For Off-Balance Sheet Credit Instruments [Policy Text Block]

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises And Equipment [Policy Text Block]

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill [Policy Text Block]

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible Assets [Policy Text Block]

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	7 to 27	Declining-balance
Trade names	3 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance And Pension Liabilities [Policy Text Block]

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers’ accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the accompanying consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other comprehensive income (loss). The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt [Policy Text Block]	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.
Obligations Under Guarantees [Policy Text Block]

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group’s business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance For Repayment Of Excess Interest [Policy Text Block]

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management’s future forecasts. The allowance is recorded as a liability in Other liabilities.

Fees And Commissions [Policy Text Block]

and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes [Policy Text Block]

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Free Distributions Of Common Shares [Policy Text Block]

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a “stock split” as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings Per Common Share [Policy Text Block]

Earnings per Common Share—Basic earnings per share (“EPS”) excludes dilutive effects of potential common shares and is computed by dividing net income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock [Policy Text Block]

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the accompanying consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus and unappropriated retained earnings.

Comprehensive Income (Loss) [Policy Text Block]

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other comprehensive income (“OCI”). All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute OCI and are presented, with related income tax effects, in the accompanying consolidated statements of comprehensive income.

Stock-Based Compensation [Policy Text Block]

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Change In Accounting Estimates [Policy Text Block]

Change in Accounting Estimates

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the U.S. treasury bonds’ credit rating, the downward trend of customer assets under management, which had previously been on an upward trend, was not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 6 for the details of these intangible assets.

Accounting Changes [Policy Text Block]

Accounting Changes

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance became effective on April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group’s consolidated assets, liabilities and shareholders’ equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 23 for further disclosures required by the new guidance.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group’s disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

Amendment to Accounting for A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor’s evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor’s evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower’s effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no material impact on its financial position and results of operations. See Note 4 for further details of the disclosures required by this guidance.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations (“CDOs”) and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group adopted this guidance on April 1, 2012, which had no impact on its financial position and results of operations. See Note 29 for further details of the disclosures required by this guidance.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of OCI. This guidance eliminates the option to present the components of OCI as part of the statement of changes in stockholders’ equity and requires that all changes in comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, in December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated OCI to net income separately with their respective components of net income and OCI. This does not defer the effective date of the other disclosure requirements within the new guidance. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012. This guidance only affected the presentation of the MUFG Group’s consolidated financial statements and had no impact on its financial position and result of operations.

In February 2013, the FASB issued further guidance which finalizes the specific requirement to present items that are reclassified from accumulated OCI to net income separately with their respective components of net income and OCI. Under this guidance, the deferred date for the specific requirement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. See Recently Issued Accounting Pronouncements—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income for details.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements [Policy Text Block]

Recently Issued Accounting Pronouncements

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In January 2013, the FASB issued further guidance which provides clarification that the scope of the guidance on disclosures about offsetting assets and liabilities applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with existing guidance or subject to an enforceable master netting arrangement or similar agreement. The new guidance will only affect the MUFG Group’s disclosures about offsetting assets and liabilities, and will not affect its financial position and results of operations.

Amendments to Testing Indefinite-Lived Intangible Assets for Impairment—In July 2012, the FASB issued new guidance which simplifies the impairment testing for indefinite-lived intangible assets other than goodwill. The guidance allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This guidance is effective for impairment tests performed in interim and annual periods for fiscal years beginning after September 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution—In October 2012, the FASB issued new guidance, which clarifies the accounting guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution when a change in cash flows expected to be collected occurs. This guidance specifies an entity shall subsequently account for the change in measurement of the indemnification asset on the same basis as the change in assets subject to the indemnification and limit any amortization of changes in value to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. This guidance is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income—In February 2013, the FASB issued new guidance which requires an entity to present separately for each component of OCI, current period reclassifications out of accumulated OCI and other amounts of current period OCI. In addition, the guidance requires an entity to report the effect of significant reclassifications out of accumulated OCI on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. Early adoption is permitted. This guidance will only affect the presentation of the MUFG Group’s consolidated statements of income or disclosures related to items reclassified out of OCI and will not affect its financial position and results of operations.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date—In February 2013, the FASB issued new guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity—In March 2013, the FASB issued new guidance which requires the release of an entity’s cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendments to the Scope, Measurement, and Disclosure Requirements for Investment Companies—In June 2013, the FASB issued guidance that changed the approach for determining whether an entity is an investment company under U.S. GAAP, and set forth certain measurement and disclosure requirements. This guidance changes the approach to the investment company assessment, clarifies the characteristics of an investment company, and provides comprehensive guidance for assessing whether an entity is an investment company. In addition, this guidance requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. Also, this guidance requires additional disclosures about an entity’s status as an investment company and financial support provided or contractually required to be provided by an investment company to its investees. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption of this guidance is prohibited. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Inclusion of the Fed Funds Effective Swap Rate or Overnight Index Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes—In July 2013, the FASB issued new guidance which permits the U.S. Federal Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to, the interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. This guidance is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Basis Of Financial Statements And Summary Of Significant Accounting Policies [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives Of Premises And Equipment [Table Text Block]

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Useful Life Of Intangible Assets And Amortization Method By Major Class [Table Text Block]

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	7 to 27	Declining-balance
Trade names	3 to 40	Straight-line

Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities [Table Text Block]

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	UNBC reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:

(1)	Other debt securities in the table above includes ¥106,699 million of private placement tax-exempt debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.

Amortized Cost And Estimated Fair Value By Contractual Maturity [Table Text Block]

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥318,546	¥319,879	¥14,977,782
Due from one year to five years	233,371	237,234	28,121,000
Due from five years to ten years	1,158,383	1,201,878	7,741,431
Due after ten years	420,864	429,079	3,906,452

Total	¥2,131,164	¥2,188,070	¥54,746,665

Investments By Type And Length In Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held to maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Roll-Forward Of Credit Loss Component Recognized in Earnings [Table Text Block]

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥36,591	¥35,458	¥30,066

Additions:
Initial credit impairments	14,087	8,596	5,347
Subsequent credit impairments	6,401	5,186	2,982

Reductions:
Securities sold or matured	(21,621)	(19,174)	(13,870)

Balance at end of fiscal year	¥35,458	¥30,066	¥24,525

Loans And Allowance For Credit Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Loans By Domicile And Industry Of The Borrower Segment Classification [Table Text Block]

	2012	2013
	(in millions)
Domestic:
Manufacturing	¥11,451,720	¥11,767,352
Construction	1,155,926	1,056,276
Real estate	11,035,029	11,143,777
Services	3,239,688	2,881,666
Wholesale and retail	8,492,234	8,330,553
Banks and other financial institutions(1)	3,511,055	3,622,021
Communication and information services	1,284,585	1,314,505
Other industries	10,390,191	12,191,566
Consumer	17,636,553	17,132,396

Total domestic	68,196,981	69,440,112

Foreign:
Governments and official institutions	554,933	673,548
Banks and other financial institutions(1)(3)	5,871,731	7,258,978
Commercial and industrial(3)	15,693,487	18,738,731
Other(3)	2,072,194	2,601,338

Total foreign	24,192,345	29,272,595

Unearned income, unamortized premiums—net and deferred loan fees—net	(91,083)	(122,478)

Total(2)	¥92,298,243	¥98,590,229

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.
(3)	The amount of loans previously reported for “Banks and other financial institutions” category within Foreign loans as of March 31, 2012 was restated from ¥4,722,587 million to ¥5,871,731 million. The amount of loans previously reported for “Commercial and industrial” category within Foreign loans as of March 31, 2012 was restated from ¥15,675,995 million to ¥15,693,487 million. The amount of loans previously reported for “Other” category within Foreign loans as of March 31, 2012 was restated from ¥3,238,830 million to ¥2,072,194 million.

Nonaccrual Status Of Loans By Class [Table Text Block]

	2012	2013
	(in millions)
Commercial
Domestic	¥808,757	¥911,700
Manufacturing	199,608	211,975
Construction	39,959	37,381
Real estate	104,690	185,597
Services	84,753	85,987
Wholesale and retail	237,380	249,251
Banks and other financial institutions	7,802	13,993
Communication and information services	33,233	31,941
Other industries	47,931	42,513
Consumer	53,401	53,062
Foreign-excluding UNBC	69,361	98,085
Residential	122,270	130,830
Card	113,450	88,045
UNBC	49,651	43,670

Total(1)	¥1,163,489	¥1,272,330

Note:

(1)	The above table does not include loans held for sale of nil and ¥818 million at March 31, 2012 and 2013, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥21,965 million at March 31, 2012 and 2013, respectively.

Impaired Loans By Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769
Manufacturing	302,210	56,268	358,478	376,393	187,081
Construction	33,802	22,034	55,836	60,498	19,986
Real estate	112,357	50,982	163,339	176,520	52,165
Services	140,228	36,378	176,606	182,044	74,707
Wholesale and retail	299,637	69,051	368,688	375,464	192,671
Banks and other financial institutions	9,418	253	9,671	11,777	2,314
Communication and information services	39,077	12,534	51,611	54,063	23,278
Other industries	54,183	8,918	63,101	63,336	40,484
Consumer	54,430	22,912	77,342	86,934	24,083
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704
Residential	303,449	23,513	326,962	406,740	102,892
Card	145,123	1,666	146,789	164,659	47,418
UNBC	29,554	14,915	44,469	49,974	5,321

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153

	Recorded Loan Balance
At March 31, 2013:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,158,927	¥318,028	¥1,476,955	¥1,537,180	¥662,347
Manufacturing	400,946	55,819	456,765	475,946	221,124
Construction	35,581	16,921	52,502	59,411	22,577
Real estate	139,146	100,670	239,816	247,657	55,286
Services	122,792	37,774	160,566	166,510	67,171
Wholesale and retail	309,892	62,274	372,166	380,292	209,634
Banks and other financial institutions	15,201	121	15,322	17,425	8,040
Communication and information services	40,233	12,954	53,187	55,021	23,719
Other industries	42,991	9,794	52,785	53,754	33,485
Consumer	52,145	21,701	73,846	81,164	21,311
Foreign-excluding UNBC	199,890	299	200,189	200,517	122,371
Loans acquired with deteriorated credit quality	30,927	76	31,003	47,916	9,944
Residential	300,231	13,756	313,987	363,439	118,753
Card	123,567	806	124,373	139,196	37,901
UNBC	31,293	22,966	54,259	60,732	3,645

Total(2)	¥1,844,835	¥355,931	¥2,200,766	¥2,348,980	¥954,961

Notes:

(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million at March 31, 2013.

Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class [Table Text Block]

	Fiscal years ended March 31,
	2012		2013
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,270,856	¥21,356	¥1,414,309	¥24,051
Manufacturing	333,409	5,656	418,402	7,017
Construction	63,215	1,370	54,687	1,174
Real estate	173,739	2,476	198,102	2,747
Services	176,047	3,203	170,025	3,214
Wholesale and retail	326,440	5,239	376,001	6,215
Banks and other financial institutions	9,812	85	11,506	162
Communication and information services	55,387	1,152	51,897	1,061
Other industries	57,612	927	58,081	1,271
Consumer	75,195	1,248	75,608	1,190
Foreign-excluding UNBC	138,900	1,016	172,471	2,487
Loans acquired with deteriorated credit quality	35,307	1,983	32,964	2,028
Residential	318,512	6,549	320,183	6,006
Card	149,255	6,972	135,581	6,504
UNBC	45,297	1,354	46,957	1,720

Total	¥1,958,127	¥39,230	¥2,122,465	¥42,796

Troubled Debt Restructurings By Class [Table Text Block]

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Fiscal year ended March 31, 2013:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	3,040	¥403,457	¥403,457	358	¥24,319
Manufacturing	823	230,202	230,202	95	10,881
Construction	116	8,382	8,382	18	1,296
Real estate	216	25,021	25,021	5	1,439
Services	286	25,605	25,605	30	1,952
Wholesale and retail	1,235	91,209	91,209	171	6,939
Banks and other financial institutions	5	889	889	1	330
Communication and information services	116	11,287	11,287	17	528
Other industries	58	4,308	4,308	15	791
Consumer	185	6,554	6,554	6	163
Foreign-excluding UNBC	24	18,741	18,274	—	—
Loans acquired with deteriorated credit quality	2	1,166	1,166	1	509
Residential	2,463	53,038	53,038	23	641
Card	43,268	26,409	26,055	7,881	4,507
UNBC	1,638	29,773	27,538	105	2,155

Total	50,435	¥532,584	¥529,528	8,368	¥32,131

Credit Quality Indicators Of Loans By Class [Table Text Block]

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings(3)(4)
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,104,655	¥81,238	¥74,786	¥4,069,145

At March 31, 2013:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,099,471	¥4,476,760	¥911,868	¥53,488,099
Manufacturing	10,062,399	1,481,403	211,975	11,755,777
Construction	797,513	220,465	37,381	1,055,359
Real estate	9,570,082	898,619	185,678	10,654,379
Services	2,417,737	362,719	85,987	2,866,443
Wholesale and retail	7,297,267	747,938	249,253	8,294,458
Banks and other financial institutions	3,239,735	367,189	13,993	3,620,917
Communication and information services	1,183,208	98,722	31,941	1,313,871
Other industries	11,951,463	192,291	42,592	12,186,346
Consumer	1,580,067	107,414	53,068	1,740,549
Foreign-excluding UNBC	22,340,927	1,530,191	89,832	23,960,950
Loans acquired with deteriorated credit quality	30,972	52,007	18,334	101,313

Total	¥70,471,370	¥6,058,958	¥1,020,034	¥77,550,362

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,067,823	¥133,410	¥15,201,233
Card	¥582,510	¥89,095	¥671,605

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings(3)
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥2,260,777	¥31,342	¥2,745,365	¥69,437	¥80,433	¥5,187,354

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥132,767 million and ¥66,892 million as of March 31, 2012 and 2013, respectively. The amount of excluded loans as of March 31, 2012 has been restated from ¥160,209 million to ¥132,767 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements. See Note 2 for more information on FDIC covered loans.
(3)	The amount of loans previously reported for “Criticized” within the UNBC segment was further divided into “Special mention” and “Classified” as of March 31, 2013, and that of March 31, 2012 was reclassified into these two categories as well to enable comparisons between the relevant amounts as of March 31, 2012 and 2013, respectively.
(4)	The amounts of loans previously reported for “Pass” and “Criticized” as of March 31, 2012 have been restated to include ¥20,679 million and ¥6,763 million, respectively, of loans that were not previously reported.

Ages Of Past Due Loans By Class [Table Text Block]

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

At March 31, 2013:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥45,915	¥84,823	¥130,738	¥53,357,361	¥53,488,099	¥7,545
Manufacturing	6,963	15,307	22,270	11,733,507	11,755,777	24
Construction	2,118	1,881	3,999	1,051,360	1,055,359	37
Real estate	5,339	15,071	20,410	10,633,969	10,654,379	2,255
Services	12,215	7,537	19,752	2,846,691	2,866,443	80
Wholesale and retail	10,106	24,050	34,156	8,260,302	8,294,458	82
Banks and other financial institutions	—	72	72	3,620,845	3,620,917	2
Communication and information services	2,286	2,835	5,121	1,308,750	1,313,871	12
Other industries	1,592	6,809	8,401	12,177,945	12,186,346	11
Consumer	5,296	11,261	16,557	1,723,992	1,740,549	5,042
Foreign-excluding UNBC	19,806	17,686	37,492	23,923,458	23,960,950	206
Residential	91,148	55,132	146,280	15,037,723	15,184,003	32,918
Card	23,680	39,796	63,476	594,896	658,372	—
UNBC	30,736	17,922	48,658	5,102,991	5,151,649	69

Total	¥211,285	¥215,359	¥426,644	¥98,016,429	¥98,443,073	¥40,738

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million and ¥2,039 million of FDIC covered loans at March 31, 2012 and 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Changes In Allowance For Credit Losses By Portfolio Segment [Table Text Block]

2011
(in millions)
Balance at beginning of fiscal year	¥1,315,615
Provision for credit losses	292,035
Charge-offs	385,770
Less—Recoveries	43,670

Net charge-offs	342,100
Others(1)	(25,094)

Balance at end of fiscal year	¥1,240,456

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(1)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Fiscal year ended March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	127,874	1,302	12,379	2,987	144,542
Charge-offs	80,534	16,283	32,135	15,585	144,537
Recoveries	23,410	353	2,723	5,189	31,675

Net charge-offs	57,124	15,930	29,412	10,396	112,862
Others(1)	13,405	—	—	5,395	18,800

Balance at end of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment [Table Text Block]

At March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

At March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥784,718	¥117,670	¥37,901	¥3,645	¥943,934
Collectively evaluated for impairment	248,798	37,360	13,809	54,705	354,672
Loans acquired with deteriorated credit quality	34,947	2,179	160	95	37,381

Total	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Loans:
Individually evaluated for impairment	¥1,677,144	¥309,408	¥123,519	¥54,259	¥2,164,330
Collectively evaluated for impairment	75,771,905	14,874,595	534,853	5,099,429	96,280,782
Loans acquired with deteriorated credit quality	101,313	17,230	13,233	100,558	232,334

Total(1)	¥77,550,362	¥15,201,233	¥671,605	¥5,254,246	¥98,677,446

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Loans Acquired With Deteriorated Credit Quality [Table Text Block]

	2012	2013
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥29,483	¥117,468
Cash flows expected to be collected at acquisitions	2,854	77,417
Fair value of loans at acquisition	2,854	63,731
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥84,728	¥86,877
Additions	—	13,686
Accretion	(34,373)	(39,981)
Disposals	—	—
Reclassifications from nonaccretable difference	37,793	29,721
Foreign currency translation adjustments	(1,271)	4,875

Balance at end of fiscal year	¥86,877	¥95,178

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥662,369	¥493,111
Outstanding balance at end of fiscal year	493,111	497,265
Carrying amount at beginning of fiscal year	271,909	212,702
Carrying amount at end of fiscal year	212,702	232,334
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥2,854	¥826
Carrying amount at end of fiscal year	26,346	21,965
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥34,985	¥36,391
Additional provisions during fiscal year	5,620	5,784
Reductions of allowance during fiscal year	1,658	2,066
Balance of allowance for loan losses at end of fiscal year	36,391	37,381

Components Of Investment In Direct Financing Leases [Table Text Block]

	2012	2013
	(in millions)
Minimum lease payments receivable	¥565,967	¥677,959
Estimated residual values of leased property	17,653	22,384
Less—unearned income	(43,840)	(69,196)

Net investment in direct financing leases	¥539,780	¥631,147

Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements [Table Text Block]

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2014	¥192,337
2015	173,808
2016	103,410
2017	66,611
2018	45,954
2019 and thereafter	95,839

Total minimum lease payment receivables	¥677,959

Premises And Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Premises And Equipment, Net Carrying Amount By Major Class Of Assets [Table Text Block]

	2012	2013
	(in millions)
Land	¥381,977	¥379,943
Buildings	708,223	723,902
Equipment and furniture	687,228	767,733
Leasehold improvements	233,123	236,353
Construction in progress	19,330	17,976

Total	2,029,881	2,125,907
Less accumulated depreciation	1,042,407	1,066,853

Premises and equipment-net	¥987,474	¥1,059,054

Goodwill And Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Changes In Carrying Amount Of Goodwill [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2011:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥201,629	¥353,832	¥2,300	¥2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	201,629	353,300	2,300	363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	—	—	7,792	151,671	192,520	344,191	2,300	354,283
Goodwill acquired during the fiscal year(2)	—	—	—	—	39,683	39,683	—	39,683
Foreign currency translation adjustments and other	—	—	—	—	23,990	23,990	—	23,990

Balance at March 31, 2013:
Goodwill	840,055	885,234	22,527	152,203	256,193	408,396	2,300	2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥256,193	¥407,864	¥2,300	¥417,956

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets [Table Text Block]

	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,486,013	¥959,829	¥526,184	¥1,640,297	¥1,105,783	¥534,514
Core deposit intangibles	629,933	418,315	211,618	638,863	456,339	182,524
Customer relationships	231,209	125,260	105,949	233,360	136,603	96,757
Trade names	51,249	12,261	38,988	52,562	14,430	38,132
Other	4,263	2,805	1,458	4,899	2,744	2,155

Total	¥2,402,667	¥1,518,470	884,197	¥2,569,981	¥1,715,899	854,082

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			9,249			9,034

Total			12,286			12,071

Total			¥896,483			¥866,153

Estimated Aggregate Amortization Expense For Intangible Assets For The Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2014	¥199,844
2015	163,694
2016	135,027
2017	107,274
2018	74,153

Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Income (Loss) Before Income Taxes Expense (Benefit) By Jurisdiction [Table Text Block]

	2011	2012		2013
	(in millions)
Domestic income	¥443,304	¥1,037,891		¥898,596
Foreign income (loss)	378,508	(187,949	)(1)	517,275

Total	¥821,812	¥849,942		¥1,415,871

Note:

(1)	An other-than-temporary impairment loss of Morgan Stanley’s common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Details Of Current And Deferred Income Tax Expense (Benefit) [Table Text Block]

	2011	2012	2013
	(in millions)
Current:
Domestic	¥52,982	¥156,764	¥102,357
Foreign	70,292	79,313	60,609

Total	123,274	236,077	162,966

Deferred:
Domestic	293,450	171,889	122,804
Foreign	16,901	21,225	10,250

Total	310,351	193,114	133,054

Income tax expense	433,625	429,191	296,020
Income tax expense (benefit) reported in equity relating to:
Investment securities	(185,069)	116,997	336,531
Derivatives qualifying for cash flow hedges	(2,250)	235	2,217
Pension liability adjustments	(69,139)	(66,573)	43,213
Foreign currency translation adjustments	(2,032)	13,230	18,537

Total	(258,490)	63,889	400,498

Total	¥175,135	¥493,080	¥696,518

Reconciliation Of Effective Income Tax Rate [Table Text Block]

	2011	2012	2013
Combined normal effective statutory tax rate	40.6%	40.6%	38.0%
Nondeductible expenses	0.3	0.2	0.1
Dividends from foreign subsidiaries	0.1	0.1	0.0
Foreign tax credit and payments	3.3	(2.1)	(0.8)
Lower tax rates applicable to income of subsidiaries	(0.6)	(0.5)	(0.5)
Change in valuation allowance	10.6	2.3	(7.3)
Realization of previously unrecognized tax effects of subsidiaries	(3.7)	0.0	(10.7	)(1)
Nontaxable dividends received	(2.7)	(3.4)	(2.3)
Undistributed earnings of subsidiaries	(1.5)	0.2	1.5
Tax and interest expense for uncertainty in income taxes	0.2	0.1	(0.1)
Expiration of loss carryforward	6.4	4.8	2.1
Effect of changes in tax laws	—	9.1	—
Other—net	(0.2)	(0.9)	0.9

Effective income tax rate	52.8%	50.5%	20.9%

Note:

(1)	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.

Significant Components Of Deferred Tax Assets And Liabilities [Table Text Block]

	2012	2013
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥759,199	¥774,612
Operating loss carryforwards	186,800	106,856
Loans	9,031	14,360
Accrued liabilities and other	461,323	355,337
Premises and equipment, including sale-and-leaseback transactions	112,185	102,217
Derivative financial instruments	67,752	64,583
Accrued severance indemnities and pension plans	206,329	164,797
Valuation allowance	(644,701)	(483,006)

Total deferred tax assets	1,157,918	1,099,756

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	37,876	488,728
Intangible assets	123,027	104,736
Lease transactions	48,124	54,025
Other	39,509	64,806

Total deferred tax liabilities	248,536	712,295

Net deferred tax assets	¥909,382	¥387,461

Schedule Of Expiration Date Of Operating Loss And Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2014	¥2,525	¥92
2015	2,366	249
2016	—	61
2017	—	64
2018	35,589	70
2019	8,297	51
2020 and thereafter	272,788	2,376
No definite expiration date	13,738	563

Total	¥335,303	¥3,526

Roll-Forward Schedule Of Change In Unrecognized Tax Benefits [Table Text Block]

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥75,479	¥61,297	¥58,588
Gross amount of increases for current year’s tax positions	406	455	366
Gross amount of decreases for current year’s tax positions	(1,482)	(339)	(49)
Gross amount of increases for prior years’ tax positions	9,113	2,887	2,765
Gross amount of decreases for prior years’ tax positions	(8,698)	(312)	(35,119	)(1)
Net amount of changes relating to settlements with tax authorities	(4,434)	(2,515)	760
Decreases due to lapse of applicable statutes of limitations	(1,479)	(1,123)	—
Foreign exchange translation	(7,608)	(1,762)	3,645

Balance at end of fiscal year	¥61,297	¥58,588	¥30,956

Note:

(1)	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years’ tax positions.

Roll-Forward Schedule Of Accrued Interest And Penalties Related To Income Taxes [Table Text Block]

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥7,273	¥7,033	¥6,934
Total interest and penalties in the consolidated statements of income	585	27	(2,975)
Total cash settlements and foreign exchange translation	(825)	(126)	569

Balance at end of fiscal year	¥7,033	¥6,934	¥4,528

Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction [Table Text Block]

Jurisdiction	Tax years
Japan	2012 and forward
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2004 and forward
United States—New York City	2004 and forward

Pledged Assets And Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Assets Mortgaged Pledged Or Otherwise Subject To Liens [Table Text Block]

2013
(in millions)
Trading account securities	¥12,371,150
Investment securities	5,418,851
Loans	6,938,076
Other	74,796

Total	¥24,802,873

Pledged Assets Classified By Type Of Liabilities [Table Text Block]

2013
(in millions)
Deposits	¥574,617
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,313,556
Other short-term borrowings and long-term debt	9,991,343
Other	388,218

Total	¥24,802,873

Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Maturities Of Time Deposits [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥36,649,111	¥19,486,246
Due after one year through two years	6,327,060	265,011
Due after two years through three years	3,025,807	95,802
Due after three years through four years	683,254	97,479
Due after four years through five years	659,558	85,149
Due after five years	234,509	26,407

Total	¥47,579,299	¥20,056,094

Call Loans And Funds Sold, And Call Money And Funds Purchased [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Funds Transactions [Table Text Block]

	2012	2013
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,796,221	¥4,010,582
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.28%	0.18%

Due To Trust Account [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Due To Trust Account Transactions [Table Text Block]

	2012	2013
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥627,331	¥633,029
Weighted average interest rate on outstanding balance at end of fiscal year	0.08%	0.09%

Short-Term Borrowings And Long-Term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Other Short-Term Borrowings [Table Text Block]

	2012	2013
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,560,552	¥1,358,067
Borrowings from the Bank of Japan	7,189,750	7,466,717
Borrowings from other financial institutions	201,139	203,120
Other	70,998	49,500

Total domestic offices	9,022,439	9,077,404

Foreign offices:
Commercial paper	1,359,900	2,125,851
Borrowings from other financial institutions	472,010	386,068
Other	27,276	19,389

Total foreign offices	1,859,186	2,531,308

Total	10,881,625	11,608,712
Less unamortized discount	100	114

Other short-term borrowings—net	¥10,881,525	¥11,608,598

Weighted average interest rate on outstanding balance at end of fiscal year	0.23%	0.20%

Schedule Of Long-Term Debt [Table Text Block]

	2012	2013
	(in millions)
MUFG:
Obligations under capital leases	¥28	¥59
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in U.S. dollars, no stated maturity, principally 6.25%	411	470
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,098	1,207
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, no stated maturity, principally 6.20%(2)	394	430

Total	383,931	384,166

BTMU:
Obligations under capital leases	¥17,554	¥15,294
Obligation under sale-and-leaseback transactions	48,500	47,435
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2013-2027, principally 0.16%-2.69%	1,518,900	1,337,900
Fixed rate bonds, payable in U.S. dollars, due 2013-2023, principally 1.00%-3.85%	513,689	639,679
Fixed rate bonds, payable in other currencies excluding Japanese yen, U.S. dollars, due 2014-2017, principally 4.05%-5.58%(2)	98,337	126,709
Fixed rate borrowings, payable in Japanese yen, due 2013-2027, principally 0.10%-0.50%	7,238	10,297
Fixed rate borrowings, payable in U.S. dollars, due 2018, principally 7.49%	395	383
Fixed rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, due 2013-2014, principally 2.13%-5.65%(2)	320	384
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.57%	20,000	20,000
Floating rate bonds, payable in U.S. dollars, due 2014-2016, principally 0.74%-0.95%	40,898	93,667
Floating rate bonds, payable in other currencies excluding Japanese yen, U.S. dollars, due 2015, principally 4.38%(2)	25,635	29,379
Floating rate borrowings, payable in U.S. dollars, due 2014-2023, principally 0.45%-0.82%	457,190	780,410
Floating rate borrowings, payable in Euro, due 2014-2021, principally 0.40%-0.43%	—	7,839

Total	2,682,602	3,046,647
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2013-2031, principally 0.93%-2.91%	2,135,169	1,579,037
Fixed rate borrowings, payable in Japanese yen, due 2016-2035, principally 0.63%-2.24%	225,737	233,419
Fixed rate borrowings, payable in U.S. dollars, due 2013, principally 6.76%	105,260	118,177
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.89%-1.69%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.32%-2.86%	535,600	395,600
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.07%-4.78%	901,100	891,199
Adjustable rate borrowings, payable in U.S. dollars, due 2017, principally 0.97%	41,095	—
Adjustable rate borrowings, payable in U.S. dollars, no stated maturity, principally 6.25%	201,366	221,018
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.58%	10,980	—
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	144,387	158,760
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, no stated maturity, principally 6.20%(2)	74,207	80,885
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.49%-0.93%	41,900	41,900

Total	4,510,501	3,813,695
Obligations under loan securitization transaction accounted for as secured borrowings, due 2013-2044, principally 0.31%-5.90%	1,977,785	1,516,893
Payable under repurchase agreements, due 2018, principally 1.48%	—	188,100

Total	9,236,942	8,628,064

Other subsidiaries:
Obligations under capital leases	¥11,489	¥10,286
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2041, principally 0.00%-7.00%	444,346	547,746
Fixed rate borrowings, bonds and notes, payable in U.S. dollars, due 2013-2038, principally 0.00%-8.10%	18,869	46,849
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, due 2013-2037, principally 0.50%-10.00%(2)	4,945	10,389
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2043, principally 0.00%-11.00%	1,090,919	1,199,685
Floating rate borrowings, bonds and notes, payable in U.S. dollars, due 2013-2038, principally 0.00%-10.00%	476,431	403,809
Floating rate bonds and notes, payable in Euro, due 2013-2018, principally 0.00%-1.76%	1,212	22,492
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, U.S. dollars, Euro, due 2014-2038, principally 0.00%-12.00%(2)	14,843	2,006

Total	2,051,565	2,232,976
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2030, principally 0.56%-2.98%	412,931	435,544
Fixed rate bonds and notes, payable in U.S. dollars, due 2013-2036, principally 2.01%-10.35%	90,116	105,096
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2020, principally 1.56%-2.70%	86,300	72,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	101,496	105,744
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2013-2018, principally 0.56%-1.61%	195,030	192,391

Total	885,873	911,075
Obligations under loan securitization transaction accounted for as secured borrowings, due 2013-2015, principally 0.44%-6.10%	23,262	15,791

Total	2,972,189	3,170,128

Total	¥12,593,062	¥12,182,358

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Thai baht, Russian ruble etc, have been summarized into the “Other currencies” classification.

Schedule Of Maturities Of Long-Term Debt [Table Text Block]

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2014	¥17	¥1,060,289	¥577,163	¥1,637,469
2015	15	1,068,006	390,606	1,458,627
2016	8	873,692	305,246	1,178,946
2017	5	561,434	309,753	871,192
2018	2	730,544	282,421	1,012,967
2019 and thereafter	384,119	4,334,099	1,304,939	6,023,157

Total	¥384,166	¥8,628,064	¥3,170,128	¥12,182,358

Severance Indemnities And Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Components Of Net Periodic Costs Of Pension Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,713	¥39,709	¥38,840	¥6,092	¥909	¥6,328	¥968	¥8,098	¥1,114
Interest costs on projected benefit obligation	33,184	31,509	26,648	10,900	1,335	10,649	1,192	10,716	1,135
Expected return on plan assets	(56,105)	(55,336)	(48,106)	(16,220)	(1,086)	(14,216)	(1,106)	(14,169)	(1,030)
Amortization of net actuarial loss	15,600	29,424	42,496	1,386	516	6,221	514	8,030	715
Amortization of prior service cost	(10,576)	(11,534)	(12,309)	51	(61)	35	(57)	54	(59)
Amortization of net obligation at transition	—	—	—	—	115	—	105	—	105
Loss on settlements and curtailment	3,706	4,378	2,600	—	—	40	—	95	(3)

Net periodic benefit cost	¥25,522	¥38,150	¥50,169	¥2,209	¥1,728	¥9,057	¥1,616	¥12,824	¥1,977

Weighted-Average Assumptions Used In Computing The Present Value Of The Projected Benefit Obligations And The Net Periodic Benefit Cost [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	2.05%	1.91%	1.55%	6.10%	6.04%	5.67%	5.36%	4.73%	4.70%
Discount rates in determining benefit obligation	1.91	1.55	1.25	5.67	5.36	4.73	4.70	4.25	4.01
Rates of increase in future compensation level for determining expense	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.31	3.07	4.67	—	4.60	—	4.58	—
Expected rates of return on plan assets	2.98	3.11	2.78	7.49	8.00	7.49	8.00	6.92	7.50

Assumed Health Care Cost Trend Rates And The Effect Of A One-Percentage-Point Change In The Assumed Health Care Cost Trend Rate For Foreign Offices And Subsidiaries [Table Text Block]

	UNBC		Other than UNBC
	2012(1)	2013(1)	2012(1)	2013(1)
Initial trend rate	8.90%	8.31%	7.50%	7.50%
Ultimate trend rate	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2018	2021	2018	2017

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥359	¥(292)	¥79	¥(59)
Effect on postretirement benefit obligation	3,073	(2,584)	1,372	(1,046)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2011 and 2012, respectively.

Changes In Benefit Obligations And Plan Assets And Amount Recognized In The Balance Sheets [Table Text Block]

	Domestic subsidiaries						Foreign offices and subsidiaries
	2012			2013			2012		2013
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,328,152	¥381,457		¥1,383,933	¥389,264		¥195,080	¥23,653	¥225,361	¥24,701
Service cost	33,605	6,104		34,182	4,658		6,328	968	8,098	1,114
Interest cost	24,394	7,115		20,510	6,138		10,649	1,192	10,716	1,135
Plan participants’ contributions	—	726		—	—		13	420	14	450
Acquisitions/ Divestitures	(268)	—		8	—		—	—	—	—
Amendments	(27,159)	—		—	—		98	—	302	—
Actuarial loss	86,204	26,491		65,369	15,583		30,020	958	23,154	975
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Lump-sum payment	(15,613)	—		(15,445)	—		(754)	—	(440)	—
Translation adjustments and other	18,586 (1)	(18,586	)(1)	—	—		(9,228)	(835)	29,180	3,300

Benefit obligation at end of fiscal year	1,383,933	389,264		1,433,161	404,427		225,361	24,701	283,224	30,002

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,348,510	451,373		1,317,074	433,710		190,130	14,043	182,791	13,370
Actual return (loss) on plan assets	(18,132)	1,574		174,467	64,893		4,528	78	24,787	1,866
Employer contributions	28,135	16,645		26,314	15,635		2,835	1,128	14,807	1,144
Acquisitions/ Divestitures	(36)	—		(53)	—		—	—	—	—
Plan participants’ contributions	—	726		—	—		13	420	14	450
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Translation adjustments and other	22,565 (1)	(22,565	)(1)	—	(44,851	)(2)	(7,870)	(644)	23,843	3,028

Fair value of plan assets at end of fiscal year	1,317,074	433,710		1,462,406	458,171		182,791	13,370	233,081	18,185

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥17,969	¥44,446		¥60,279	¥53,744		¥3,175	¥—	¥3,850	¥—
Accrued benefit cost	(84,828)	—		(31,034)	—		(45,745)	(11,331)	(53,993)	(11,817)

Net amount recognized	¥(66,859)	¥44,446		¥29,245	¥53,744		¥(42,570)	¥(11,331)	¥(50,143)	¥(11,817)

Notes:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.
(2)	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees’ pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Aggregated accumulated benefit obligations	¥1,747,624	¥1,808,001	¥209,145	¥262,200

Projected Benefit Obligations, Accumulated Benefit Obligations, And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Projected benefit obligations	¥1,332,424	¥96,622	¥209,930	¥264,204
Accumulated benefit obligations	1,308,177	89,166	193,899	243,268
Fair value of plan assets	1,247,873	65,601	164,314	210,793

Pension Liability Recognized In Accumulated Other Comprehensive Income [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥644,335	¥488,936	¥85,384	¥7,982	¥98,654	¥8,314
Prior service cost	(58,889)	(46,580)	127	(148)	386	(100)
Net obligation at transition	—	—	—	102	—	—

Gross pension liability adjustments	585,446	442,356	85,511	7,936	99,040	8,214
Taxes	(235,331)	(183,884)	(33,581)	(3,126)	(38,585)	(3,212)

Net pension liability adjustments	¥350,115	¥258,472	¥51,930	¥4,810	¥60,455	¥5,002

Changes In Benefit Obligations Recognized In Accumulated Other Comprehensive Income [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥184,611	¥(110,303)	¥40,553	¥2,093	¥11,326	¥141
Prior service cost arising during the year	(27,159)	—	(3)	(29)	270	—
Losses (gains) due to amortization:
Net actuarial loss	(29,424)	(42,496)	(6,221)	(514)	(8,030)	(715)
Prior service cost	11,534	12,309	(35)	57	(54)	59
Net obligation at transition	—	—	—	(105)	—	(105)
Curtailment and settlement	(4,378)	(2,600)	(40)	—	(95)	3
Foreign currency translation adjustments	—	—	(3,342)	(339)	10,112	895

Total changes in Accumulated other comprehensive income (loss)	¥135,184	¥(143,090)	¥30,912	¥1,163	¥13,529	¥278

Expected Amounts That Will Be Amortized From Accumulated Other Comprehensive Income In Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥24,986	¥10,244	¥610
Prior service cost	(11,793)	40	(59)

Total	¥13,193	¥10,284	¥551

Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.8%	0.2%	—%
Japanese debt securities	40.0	—	—
Non-Japanese equity securities	11.8	56.6	70.0
Non-Japanese debt securities	4.8	30.5	30.0
Real estate	—	9.5	—
Short-term assets	5.6	3.2	—

Total	100.0%	100.0%	100.0%

Estimated Contributions To Plan Assets In Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥42.4 billion
For the pension benefits of foreign offices and subsidiaries	36.1 billion
For the other benefits of foreign offices and subsidiaries	1.8 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2014	¥76,676	¥8,418	¥1,470
2015	79,121	9,236	1,548
2016	80,703	9,878	1,631
2017	81,475	10,605	1,725
2018	82,010	11,569	1,826
Thereafter (2019-2023)	406,746	73,374	10,408

Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments [Table Text Block]

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

At March 31, 2013	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥76,763	¥—	¥—	¥76,763	¥—	¥—	¥—	¥—
Non-Japanese government bonds	13,898	2,761	—	16,659	—	7,600	—	7,600
Other debt securities(1)	151	18,517	6,134	24,802	—	33,315	—	33,315
Japanese marketable equity securities(2)	661,832	148	—	661,980	—	—	—	—
Non-Japanese marketable equity securities	19,386	207	—	19,593	13,720	—	—	13,720
Japanese pooled funds:
Japanese marketable equity securities(2)	—	46,175	—	46,175	—	—	—	—
Japanese debt securities(1)	—	403,006	—	403,006	—	—	—	—
Non-Japanese marketable equity securities	—	190,367	—	190,367	—	—	—	—
Non-Japanese debt securities	—	65,087	6,846	71,933	—	—	—	—
Other	—	17,623	—	17,623	—	—	—	—

Total pooled funds	—	722,258	6,846	729,104	—	—	—	—

Other investment funds	—	98,520	48,631	147,151	91,582	65,068	14,486	171,136	(4)
Japanese general account of life insurance companies(3)	—	163,503	—	163,503	—	—	—	—
Other investments	1,636	79,386	—	81,022	839	4,488	1,983	7,310

Total	¥773,666	¥1,085,300	¥61,611	¥1,920,577	¥106,141	¥110,471	¥16,469	¥233,081

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,152 million (0.29% of plan assets) and ¥6,864 million (0.32% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2011 to March 31, 2012 and 1.17% from April 1, 2012 to March 31, 2013.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.

Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments [Table Text Block]

	Foreign offices and subsidiaries
	March 31, 2012				March 31, 2013
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥—	¥—	¥—	¥—	¥3,619	¥—	¥3,619
Other investment funds(1)	7,491	5,879	—	13,370	8,901	—	—	8,901
Other investments	—	—	—	—	—	5,665	—	5,665

Total	¥7,491	¥5,879	¥—	¥13,370	¥8,901	¥9,284	¥—	¥18,185

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

	Domestic subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other debt securities	¥5,995	¥18	¥409	¥(248)	¥—	¥(40)	¥6,134
Non-Japanese marketable equity securities	87	30	—	(117)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,807	—	1,042	(3)	—	—	6,846
Other	2,501	—	—	—	—	(2,501)	—

Total pooled funds	8,308	—	1,042	(3)	—	(2,501)	6,846

Other investment funds	41,097	(389)	3,997	(4,503)	8,429	—	48,631

Total	¥55,487	¥(341)	¥5,448	¥(4,871)	¥8,429	¥(2,541)	¥61,611

	Foreign offices and subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other investment funds	¥12,282	¥—	¥1,075	¥1,129	¥—	¥—	¥14,486
Other investments	344	—	1,208	431	—	—	1,983

Total	¥12,626	¥—	¥2,283	¥1,560	¥—	¥—	¥16,469

Other Assets And Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Other Assets And Liabilities [Table Text Block]

	2012	2013
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥2,028,601	¥1,217,164
Other	829,548	956,000
Investments in equity method investees	1,130,640	1,273,847
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	204,956	—
Prepaid benefit cost (Note 13)	65,590	117,873
Cash collateral paid (Note 8)	1,334,968	1,573,698
Other	1,735,535	1,647,213

Total	¥7,329,838	¥6,785,795

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,897,972	¥1,047,514
Other	1,064,692	1,053,294
Deferred tax liabilities	41,013	127,218
Allowance for off-balance sheet credit instruments	60,481	55,915
Accrued benefit cost (Note 13)	141,904	96,844
Guarantees and indemnifications	48,092	50,433
Cash collateral received (Note 8)	272,806	366,544
Accrued and other liabilities	2,025,671	2,250,927

Total	¥5,552,631	¥5,048,689

Summarized Financial Information Of Morgan Stanley [Table Text Block]

	2012	2013
	(in billions)
Trading assets	¥22,884	¥25,134
Federal funds sold and securities purchased under agreements to resell	11,215	13,206
Securities borrowed	11,639	12,765
Total assets	64,193	75,370
Trading liabilities	10,765	12,459
Securities sold under agreements to repurchase and Securities loaned	8,821	15,012
Long-term borrowings	14,525	15,532
Total liabilities	58,391	68,740
Nonredeemable noncontrolling interests	680	317

	2011	2012	2013
	(in billions)
Net revenues	¥2,561	¥2,517	¥2,271
Total non-interest expenses	2,164	2,084	2,105
Income from continuing operations before income taxes	397	433	166
Net income applicable to Morgan Stanley	335	244	100

Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley [Table Text Block]

	2012	2013
	(in billions)
Net loans	¥11,214	¥7,673
Total assets	17,657	12,906
Deposits	6,830	2,729
Total liabilities	13,973	9,455
Noncontrolling interests	140	181

	2011	2012	2013
	(in billions)
Total interest income	¥538	¥475	¥444
Total interest expense	109	98	92
Net interest income	429	377	352
Provision for credit losses	126	51	55
Income (loss) before income tax expense (benefit)	(83)	128	163
Net income (loss)	(118)	75	124

Preferred Stock [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Preferred Stock Issued And Outstanding [Table Text Block]

	Outstanding at March 31, 2011	Net change	Outstanding at March 31, 2012	Net change	Outstanding at March 31, 2013
	(number of shares)
Preferred stock:
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	156,001,000	—	156,001,000	—	156,001,000

Preferred Stock Aggregate Liquidation Preference [Table Text Block]

	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012	Net change	Aggregate amount at March 31, 2013
	(in millions)
Preferred stock:
Class 5	¥390,000	¥—	¥390,000	¥—	¥390,000
Class 11	1	—	1	—	1

Total	¥390,001	¥—	¥390,001	¥—	¥390,001

Common Stock And Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Changes In The Number Of Issued Shares Of Common Stock [Table Text Block]

	2011	2012	2013
	(shares)
Balance at beginning of fiscal year	14,148,414,920	14,150,894,620	14,154,534,220
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	2,479,700	3,639,600	4,051,500

Balance at end of fiscal year	14,150,894,620	14,154,534,220	14,158,585,720

Noncontrolling Interests [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Changes In MUFG's Ownership Interests In Subsidiaries [Table Text Block]

	2011	2012	2013
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	20,550	—	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	(20,000)	—
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	—	—	(30,655)
Other	3,859	759	(412)

Net transfers from (to) the noncontrolling interest shareholders	24,409	(19,241)	(31,067)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥477,054	¥396,990	¥1,038,057

Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Risk-Adjusted Capital Amounts And Ratios, Japan [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2012 (in accordance with Basel II):
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00
At March 31, 2013 (in accordance with Basel III):
Total capital (to risk-weighted assets):
MUFG	¥14,673,951	16.68%	¥7,037,491	8.00%
BTMU	12,034,152	17.51	5,497,550	8.00
MUTB	2,035,576	17.79	914,984	8.00
Tier1 capital (to risk-weighted assets):
MUFG	11,214,815	12.74	3,958,589	4.50
BTMU	9,015,774	13.11	3,092,372	4.50
MUTB	1,575,140	13.77	514,678	4.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	10,300,558	11.70	3,078,902	3.50
BTMU	8,052,750	11.71	2,405,178	3.50
MUTB	1,500,578	13.12	400,305	3.50
Stand-alone:
At March 31, 2012 (in accordance with Basel II):
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00
At March 31, 2013 (in accordance with Basel III):
Total capital (to risk-weighted assets):
BTMU	¥11,501,001	18.52%	¥4,966,322	8.00%
MUTB	2,039,037	17.94	908,852	8.00
Tier1 capital (to risk-weighted assets):
BTMU	8,685,464	13.99	2,793,556	4.50
MUTB	1,502,425	13.22	511,229	4.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,301,380	11.76	2,172,766	3.50
MUTB	1,419,797	12.49	397,623	3.50

Risk-Adjusted Capital Amounts And Ratios, UNBC And Union Bank [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00
At December 31, 2012:
Total capital (to risk-weighted assets)	$11,048	13.93%	$6,346	8.00%
Tier I capital (to risk-weighted assets)	9,864	12.44	3,173	4.00
Tier I capital (to quarterly average assets)(1)	9,864	11.18	3,531	4.00

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00
At December 31, 2012:
Total capital (to risk-weighted assets)	$10,362	13.17%	$6,294	8.00%	$7,867	10.00%
Tier I capital (to risk-weighted assets)	9,192	11.68	3,147	4.00	4,720	6.00
Tier I capital (to quarterly average assets)(1)	9,162	10.51	3,498	4.00	4,373	5.00

Note:

(1)	Excludes certain intangible assets.

Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS [Table Text Block]

	2011	2012	2013
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Income allocable to preferred shareholders:
Cash dividends paid	(20,940)	(17,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	431,705	398,291	1,051,184

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	—	(336)
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,232)	(589)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥430,473	¥397,702	¥1,050,848

	2011	2012	2013
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,131,567	14,140,136	14,148,060
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	13,169	16,683	21,019

Weighted average common shares for diluted computation	14,144,737	14,156,820	14,169,080

	2011	2012	2013
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.55	¥28.17	¥74.30

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.43	¥28.09	¥74.16

Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Notional Amounts Of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2012	2013
	(in trillions)
Interest rate contracts	¥933.5	¥956.6
Foreign exchange contracts	128.0	155.2
Equity contracts	2.4	3.0
Commodity contracts	1.8	2.2
Credit derivatives	6.5	6.6
Others	1.2	1.9

Total	¥1,073.4	¥1,125.5

Note:

(1)	Includes both written and purchased position.

Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	March 31, 2012(1)(5)			March 31, 2013(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥11,214	¥2	¥11,216
Foreign exchange contracts	2,259	—	2,259	3,193	—	3,193
Equity contracts	58	—	58	104	—	104
Commodity contracts	122	—	122	73	—	73
Credit derivatives	55	—	55	62	—	62

Total derivative assets	¥11,558	¥—	¥11,558	¥14,646	¥2	¥14,648

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥11,205	¥—	¥11,205
Foreign exchange contracts	2,458	—	2,458	3,429	—	3,429
Equity contracts	124	—	124	131	—	131
Commodity contracts	99	—	99	64	—	64
Credit derivatives	50	—	50	62	—	62
Others(6)	(83)	—	(83)	(24)	—	(24)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥14,867	¥—	¥14,867

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by UNBC. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Fiscal year ended March 31, 2011:
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Fiscal year ended March 31, 2012:
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Fiscal year ended March 31, 2013:
Interest rate contracts	¥—	¥121	¥121
Foreign exchange contracts	(92)	—	(92)
Equity contracts	—	(138)	(138)
Commodity contracts	—	4	4
Credit derivatives	—	(11)	(11)
Others	(2)	(59)	(61)

Total	¥(94)	¥(83)	¥(177)

Gains And Losses For Derivatives Designated As Cash Flow Hedges [Table Text Block]

	For the fiscal year ended March 31,
	2011	2012	2013
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥—	¥—	¥7

Total	¥—	¥—	¥7

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥6	¥(1)	¥1

Total	¥6	¥(1)	¥1

Gains (losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts	¥—	¥—	¥—

Total	¥—	¥—	¥—

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps And Credit-Linked Notes [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2013:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,834	¥1,775,720	¥102,613	¥2,367,167	¥(8,863)
Non-investment grade	75,959	164,215	13,793	253,967	9,275
Not rated	10,807	4,024	—	14,831	(73)

Total	575,600	1,943,959	116,406	2,635,965	339

Index and basket credit default swaps held by BTMU:
Investment grade(2)	34,479	47,599	116,173	198,251	600
Non-investment grade	—	940	—	940	—
Not rated	—	—	—	—	—

Total	34,479	48,539	116,173	199,191	600
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	7,680	367,814	9,000	384,494	(4,131)
Non-investment grade	7,203	2,284	—	9,487	(153)
Not rated	—	24,708	—	24,708	215

Total	14,883	394,806	9,000	418,689	(4,069)

Total index and basket credit default swaps sold	49,362	443,345	125,173	617,880	(3,469)

Total credit default swaps sold	¥624,962	¥2,387,304	¥241,579	¥3,253,845	¥(3,130)

Credit-linked notes(3)	¥7,500	¥1,505	¥4,517	¥13,522	¥(12,741)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2012:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,502	¥1,897	¥884	¥721
Performance guarantees	2,089	1,480	521	88
Derivative instruments(1)	155,720	90,816	54,592	10,312
Liabilities of trust accounts	5,250	4,428	324	498
Others	96	96	—	—

Total	¥166,657	¥98,717	¥56,321	¥11,619

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2013:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,849	¥2,101	¥1,094	¥654
Performance guarantees	2,214	1,509	627	78
Derivative instruments(1)	144,471	99,846	35,784	8,841
Liabilities of trust accounts	4,839	3,969	300	570

Total	¥155,373	¥107,425	¥37,805	¥10,143

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
At March 31, 2012:		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

		Amount by borrower grade
At March 31, 2013:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,849	¥3,540	¥182	¥11	¥116
Performance guarantees	2,214	2,152	43	2	17

Total	¥6,063	¥5,692	¥225	¥13	¥133

Notes:

(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments [Table Text Block]

	2012	2013
	(in billions)
Commitments to extend credit	¥62,754	¥66,702
Commercial letters of credit	682	706
Commitments to make investments	117	94
Other	16	—

Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Consolidated VIEs [Member]
Schedule of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total	¥11,304,787	¥74,418	¥97,551	¥2,377,827	¥701,879	¥7,781,493	¥271,619

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total	¥8,954,642	¥1,001,815	¥4,964,453	¥2,316,429	¥671,945

Non-consolidated VIEs [Member]
Schedule of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490

Commitments And Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases [Table Text Block]

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2014	¥9,753	¥77,307
2015	6,675	64,904
2016	3,666	56,692
2017	2,345	52,653
2018	978	49,154
2019 and thereafter	5,027	370,462

Total minimum lease payments	28,444	¥671,172

Amount representing interest	(2,805)

Present value of minimum lease payments	¥25,639

Fees And Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Fees And Commissions Income [Table Text Block]

	2011	2012	2013
	(in millions)
Trust fees	¥100,519	¥95,037	¥92,525
Fees on funds transfer and service charges for collections	142,459	139,840	137,338
Fees and commissions on international business	58,462	57,688	58,905
Fees and commissions on credit card business	146,570	149,946	149,671
Service charges on deposits	22,169	18,216	16,727
Fees and commissions on securities business	138,868	128,436	155,983
Fees on real estate business	22,593	23,610	28,041
Insurance commissions	27,466	33,686	33,472
Fees and commissions on stock transfer agency services	51,926	49,283	49,137
Guarantee fees	64,347	58,393	55,427
Fees on investment funds business	130,402	126,601	130,006
Other fees and commissions	222,577	219,227	253,642

Total	¥1,128,358	¥1,099,963	¥1,160,874

Trading Account Profits And Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Net Trading Gains (Losses) [Table Text Block]

	2011	2012	2013
	(in millions)
Interest rate and other derivative contracts	¥(3,095)	¥77,698	¥(82,684)
Trading account securities, excluding derivatives	137,000	589,587	652,960

Trading account profits—net	133,905	667,285	570,276
Foreign exchange derivative contracts(1)	79,840	(94,853)	(94,223)

Net trading gains	¥213,745	¥572,432	¥476,053

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2011:
Net revenue:	¥1,302.2	¥883.7	¥148.2	¥310.6	¥267.2	¥577.8	¥587.7	¥11.2	¥3,510.8
BTMU and MUTB:	602.5	783.3	59.5	237.4	—	237.4	624.5	5.0	2,312.2
Net interest income	498.1	419.7	—	105.2	—	105.2	337.3	26.4	1,386.7
Net fees	94.2	312.7	59.5	104.9	—	104.9	(14.6)	(24.2)	532.5
Other	10.2	50.9	—	27.3	—	27.3	301.8	2.8	393.0
Other than BTMU and MUTB(1)	699.7	100.4	88.7	73.2	267.2	340.4	(36.8)	6.2	1,198.6
Operating expenses	953.5	460.9	87.8	176.6	173.3	349.9	130.5	149.9	2,132.5

Operating profit (loss)	¥348.7	¥422.8	¥60.4	¥134.0	¥93.9	¥227.9	¥457.2	¥(138.7)	¥1,378.3

Fiscal year ended March 31, 2012:
Net revenue:	¥1,225.9	¥865.3	¥140.1	¥365.7	¥252.0	¥617.7	¥726.8	¥5.3	¥3,581.1
BTMU and MUTB:	581.8	772.8	55.7	285.5	—	285.5	644.7	3.8	2,344.3
Net interest income	467.3	400.2	—	127.0	—	127.0	309.0	38.8	1,342.3
Net fees	104.8	308.2	55.7	122.6	—	122.6	(16.4)	(31.6)	543.3
Other	9.7	64.4	—	35.9	—	35.9	352.1	(3.4)	458.7
Other than BTMU and MUTB(1)	644.1	92.5	84.4	80.2	252.0	332.2	82.1	1.5	1,236.8
Operating expenses	911.2	446.2	87.3	195.4	173.0	368.4	126.1	163.4	2,102.6

Operating profit (loss)	¥314.7	¥419.1	¥52.8	¥170.3	¥79.0	¥249.3	¥600.7	¥(158.1)	¥1,478.5

Fiscal year ended March 31, 2013:
Net revenue:	¥1,206.5	¥856.6	¥138.8	¥466.8	¥288.5	¥755.3	¥761.6	¥(2.3)	¥3,716.5
BTMU and MUTB:	560.2	760.5	55.4	357.6	—	357.6	654.3	(18.1)	2,369.9
Net interest income	427.7	378.1	—	180.0	—	180.0	261.1	50.6	1,297.5
Net fees	124.0	318.8	55.4	141.6	—	141.6	(19.2)	(38.2)	582.4
Other	8.5	63.6	—	36.0	—	36.0	412.4	(30.5)	490.0
Other than BTMU and MUTB(1)	646.3	96.1	83.4	109.2	288.5	397.7	107.3	15.8	1,346.6
Operating expenses	912.6	439.9	88.3	245.8	205.4	451.2	140.5	176.4	2,208.9

Operating profit (loss)	¥293.9	¥416.7	¥50.5	¥221.0	¥83.1	¥304.1	¥621.1	¥(178.7)	¥1,507.6

Note:
(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income [Table Text Block]

	2011	2012	2013
	(in billions)
Operating profit:	¥1,378	¥1,479	¥1,508
Provision for credit losses	(292)	(224)	(145)
Trading account profits (losses)—net	(70)	372	285
Equity investment securities gains (losses)—net	8	(95)	(22)
Debt investment securities losses—net	(105)	(153)	(153)
Foreign exchange gains (losses)—net	146	21	(53)
Equity in earnings (losses) of equity method investees—net	(113)	(499)	60
Impairment of intangible assets	(27)	(31)	(3)
Provision for repayment of excess interest	(86)	—	—
Other—net	(17)	(20)	(61)

Income before income tax expense	¥822	¥850	¥1,416

Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Total Assets, Revenue, Expense, And Income (Loss) By Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2011:
Total revenue(2)	¥2,969,012	¥431,095	¥238,658	¥470,868	¥135,333	¥4,244,966
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	164,546	108,125	232,133	130,946	821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	162,687	90,032	193,422	109,507	452,645
Total assets at end of fiscal year	145,778,973	23,470,398	17,044,207	10,908,164	5,648,501	202,850,243
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514
Fiscal year ended March 31, 2013:
Total revenue(2)	¥3,016,008	¥426,377	¥256,495	¥585,474	¥211,076	¥4,495,430
Total expense(3)	2,248,856	327,565	160,061	268,349	74,728	3,079,559
Income before income tax expense	767,152	98,812	96,434	317,125	136,348	1,415,871
Net income attributable to Mitsubishi UFJ Financial Group	499,125	95,565	78,442	274,951	121,041	1,069,124
Total assets at end of fiscal year	151,999,696	30,730,705	23,224,502	15,938,673	8,665,700	230,559,276

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley’s common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities [Table Text Block]

	2012	2013
	(in millions)
Cash and due from banks	¥380,452	¥676,833
Interest-earning deposits in other banks	4,545,991	3,830,923

Total	¥4,926,443	¥4,507,756

Trading account assets	¥24,433,087	¥28,450,804

Investment securities	¥5,087,060	¥6,960,616

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥24,119,872	¥29,174,592

Deposits	¥24,589,627	¥29,317,297

Funds borrowed:
Call money, funds purchased	¥364,044	¥254,796
Payables under repurchase agreements	5,767,721	6,857,970
Payables under securities lending transactions	72,327	77,428
Other short-term borrowings	1,859,186	2,531,308
Long-term debt	2,943,884	2,847,585

Total	¥11,007,162	¥12,569,087

Trading account liabilities	¥5,276,219	¥7,012,658

Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis [Table Text Block]

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	March 31, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,613,802	¥9,935,591	¥631,113	¥26,180,506
Debt securities
Japanese national government and Japanese government agency bonds	4,420,457	182,098	—	4,602,555
Japanese prefectural and municipal bonds	—	129,974	—	129,974
Foreign governments and official institutions bonds	9,983,023	2,144,396	96,255	12,223,674
Corporate bonds	—	2,729,892	77,089	2,806,981
Residential mortgage-backed securities	—	3,220,036	9,881	3,229,917
Asset-backed securities	—	80,447	396,071	476,518
Other debt securities	—	11,597	29,526	41,123
Commercial paper	—	1,129,508	—	1,129,508
Equity securities(2)	1,210,322	307,643	22,291	1,540,256
Trading derivative assets	52,242	14,520,461	73,175	14,645,878
Interest rate contracts	6,770	11,175,763	31,794	11,214,327
Foreign exchange contracts	511	3,171,002	21,131	3,192,644
Equity contracts	34,062	53,874	15,735	103,671
Commodity contracts	10,899	59,075	3,628	73,602
Credit derivatives	—	60,747	887	61,634
Investment securities:
Securities available for sale	52,347,228	6,024,714	472,127	58,844,069
Debt securities
Japanese national government and Japanese government agency bonds	48,069,738	1,410,216	—	49,479,954
Japanese prefectural and municipal bonds	—	217,075	—	217,075
Foreign governments and official institutions bonds	319,176	248,398	148,722	716,296
Corporate bonds	—	1,830,100	92,846	1,922,946
Residential mortgage-backed securities	—	1,202,128	21,492	1,223,620
Commercial mortgage-backed securities	—	269,343	39	269,382
Asset-backed securities	—	708,428	102,250	810,678
Other debt securities	—	—	106,714	106,714
Marketable equity securities	3,958,314	139,026	64	4,097,404
Other investment securities	—	1,105	24,795	25,900
Others(3)(4)	455,012	134,569	8,418	597,999

Total	¥68,468,284	¥30,616,440	¥1,209,628	¥100,294,352

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥72,756	¥6,057	¥—	¥78,813
Trading derivative liabilities	124,431	14,672,597	93,641	14,890,669
Interest rate contracts	43,946	11,126,837	34,044	11,204,827
Foreign exchange contracts	274	3,390,222	37,937	3,428,433
Equity contracts	67,551	49,312	14,354	131,217
Commodity contracts	12,660	46,753	4,432	63,845
Credit derivatives	—	59,473	2,874	62,347
Obligation to return securities received as collateral	2,887,425	147,122	—	3,034,547
Others(5)	—	431,773	121,932	553,705

Total	¥3,084,612	¥15,257,549	¥215,573	¥18,557,734

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥124,627 million and ¥38,959 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments at March 31, 2012 and 2013 were ¥5,841 million and ¥8,644 million, respectively. These investments were mainly hedge funds.
(3)	Mainly comprised of receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2 [Table Text Block]

	Fiscal year ended March 31, 2013
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥10,717
Foreign governments and official institutions bonds	—	1,289
Residential mortgage-backed securities	3,247,522	—
Equity securities	5,308	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	19,026	13,737

Note:

(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	)(4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)	Transfer out of Level 3(5)		March 31, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥77,239	(2)	¥—	¥518,698	¥—	¥(360,580)	¥(378,767)	¥49,521	¥(351,655)		¥631,113	¥64,764	(2)
Debt securities
Foreign governments and official institutions bonds	149,731	19,142		—	179,907	—	(205,581)	(24,043)	23,202	(46,103)		96,255	11,831
Corporate bonds	501,895	3,354		—	55,147	—	(2,089)	(223,088)	26,315 (6)	(284,445	)(6)(7)	77,089	5,206
Residential mortgage-backed securities	10,124	1,677		—	12,050	—	(12,042)	(1,928)	—	—		9,881	1,599
Asset-backed securities	395,198	44,365		—	239,598	—	(132,275)	(129,708)	—	(21,107)		396,071	41,748
Other debt securities	—	4,358		—	25,168	—	—	—	—	—		29,526	4,358
Equity securities	19,709	4,343		—	6,828	—	(8,593)	—	4	—		22,291	22
Trading derivatives—net	(27,458)	20,344	(2)	(5,408)	1,379	(2,775)	—	(24,964)	29,392	(10,976)		(20,466)	17,466	(2)
Interest rate contracts—net	(44,904)	42,457		233	2	(4)	—	(8,468)	8,431	3		(2,250)	38,552
Foreign exchange contracts—net	23,907	(28,164)		(5,517)	448	(1,852)	—	(16,150)	21,644	(11,122)		(16,806)	(27,532)
Equity contracts—net	(7,019)	9,275		10	444	(434)	—	(833)	(62)	—		1,381	9,449
Commodity contracts—net	162	(438)		(19)	485	(485)	—	(52)	(600)	143		(804)	(140)
Credit derivatives—net	396	(2,786)		(115)	—	—	—	539	(21)	—		(1,987)	(2,863)
Investment securities:
Securities available for sale	1,673,387	3,218	(3)	16,083	230,505	—	(14,809)	(211,058)	113,491	(1,338,690)		472,127	(4,380	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		2,582	23,158	—	(31)	(7,707)	—	—		148,722	—
Corporate bonds	1,460,489	1,629		(1,855)	11,465	—	(12,843)	(140,840)	113,491 (6)	(1,338,690	)(6)(7)	92,846	(4,370)
Residential mortgage-backed securities	22,351	(27)		100	4,500	—	—	(5,432)	—	—		21,492	(1)
Commercial mortgage-backed securities	3,802	1,090		(126)	—	—	(1,855)	(2,872)	—	—		39	—
Asset-backed securities	54,947	606		8,400	85,469	—	—	(47,172)	—	—		102,250	30
Other debt securities	964	(84)		6,980	105,889	—	—	(7,035)	—	—		106,714	(43)
Marketable equity securities	114	4		2	24	—	(80)	—	—	—		64	4
Other investment securities	32,321	(505	)(4)	—	875	—	(3,092)	(16)	—	(4,788)		24,795	(618	)(4)
Others	10,368	(597	)(4)	—	637	—	(1,990)	—	—	—		8,418	129	(4)

Total	¥2,765,275	¥99,699		¥10,675	¥752,094	¥(2,775)	¥(380,471)	¥(614,805)	¥192,404	¥(1,706,109)		¥1,115,987	¥77,361

Liabilities
Others	43,536	(74,957	)(4)	(20,590)	239	2,432	—	(20,907)	1,181	(96)		121,932	(61,188	)(4)

Total	¥43,536	¥(74,957)		¥(20,590)	¥239	¥2,432	¥—	¥(20,907)	¥1,181	¥(96)		¥121,932	¥(61,188)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information About Level Three Fair Value Measurements On A Recurring Basis [Table Text Block]

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥33,649	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~51.9%	36.0%
			Correlation between interest rates	41.3%~63.3%	62.1%
	19,699	Return on equity method	Probability of default	0.0%~8.0%	0.7%
			Recovery rate	25.0%~90.0%	56.2%
			Market-required return on capital	15.0%~17.0%	15.7%
Corporate bonds	62,788	Discounted cash flow	Probability of default	0.1%~14.2%	4.2%
			Recovery rate	15.0%~100.0%	44.9%
	1,986	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~37.9%	35.2%
			Correlation between interest rates	63.3%	63.3%
	9,059	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	72,640	Discounted cash flow	Discount factor	1.0%~1.2%	1.1%
			Prepayment rate	6.2%~14.8%	8.8%
			Probability of default	0.0%~5.2%	4.9%
			Recovery rate	0.0%~76.0%	65.4%
	289,398	Internal model	Asset correlations	11.0%~14.0%	13.5%
			Discount factor	1.0%~4.8%	1.5%
			Prepayment rate	3.9%~38.3%	32.6%
			Probability of default	0.0%~84.6%	— (3)
			Recovery rate	53.6%~69.8%	67.5%
Other debt securities	29,526	Discounted cash flow	Liquidity premium	0.5%~0.8%	0.8%
	104,957	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.8%
			Market-required return on capital	15.0%~17.0%	16.5%

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,533)	Option model	Probability of default	0.3	%~12.5%
			Correlation between interest rates	(0.1	)%~97.6%
			Correlation between interest rate and foreign exchange rate	32.5	%~60.2%
			Recovery rate	40.0	%~51.0%
			Volatility	29.1	%~58.3%
			Prepayment rate	0.0	%~2.3%
Foreign exchange contracts—net	(16,806)	Option model	Probability of default	0.4	%~14.2%
			Correlation between interest rates	28.2	%~80.6%
			Correlation between interest rate and foreign exchange rate	22.2	%~66.3%
			Correlation between underlying assets	44.1	%~82.8%
			Recovery rate	40.0	%~51.0%
Equity contracts—net	1,381	Option model	Correlation between interest rate and equity	10.6	%~52.0%
Credit derivative contracts—net	(1,987)	Option model	Recovery rate	20.0	%~36.8%
			Correlation between underlying assets	11.6	%~88.2%

Notes:

(1)	The fair value as of March 31, 2013 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.

Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Table Text Block]

	March 31, 2012					March 31, 2013
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,466	¥6,466
Loans	10,888	19,692	332,963	363,543		11,757	18,236	351,584	381,577
Loans held for sale	—	1,898	78	1,976		—	—	4,104	4,104
Collateral dependent loans	10,888	17,794	332,885	361,567		11,757	18,236	347,480	377,473
Premises and equipment	—	—	18,740	18,740		—	—	8,938	8,938
Intangible assets	—	—	34,729	34,729		—	—	549	549
Other assets	464,819	—	11,665	476,484		17,105	—	16,340	33,445
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	17,105	—	11,751	28,856
Other	—	—	5,442	5,442		—	—	4,589	4,589

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥28,862	¥18,236	¥383,877	¥430,975

Notes:

(1)	Includes investments valued at net asset value of ¥8,400 million and ¥4,354 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,603 million at March 31, 2012 and 2013, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley’s convertible preferred stock on June 30, 2011. See Note 2 for the details.

Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value [Table Text Block]

	Losses (Gains) for the fiscal year ended March 31,
	2012		2013
	(in millions)
Investment securities	¥6,060		¥2,387
Loans	173,242		92,438
Loans held for sale	82		380
Collateral dependent loans	173,160		92,058
Premises and equipment	11,983		5,536
Intangible assets	30,986		3,378
Other assets	584,843		16,820
Investments in equity method investees	581,649	(1)	14,635
Other	3,194		2,185

Total	¥807,114		¥120,559

Note:

(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley’s convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected [Table Text Block]

	For the fiscal years ended March 31,
	2012			2013
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥17	¥—	¥17	¥—	¥—	¥—
Receivables under resale agreements(1)	1,332	—	1,332	(1,436)	—	(1,436)
Trading account securities	439,854	57,055	496,909	311,827	2,185,903	2,497,730
Other assets	—	—	—	(469)	—	(469)

Total	¥441,203	¥57,055	¥498,258	¥309,922	¥2,185,903	¥2,495,825

Financial liabilities:
Other short-term borrowings(1)	¥(1,310)	¥—	¥(1,310)	¥1,542	¥—	¥1,542
Long-term debt(1)	(35,336)	—	(35,336)	22,097	—	22,097

Total	¥(36,646)	¥—	¥(36,646)	¥23,639	¥—	¥23,639

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected [Table Text Block]

	2012			2013
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,000	3,006	6

Total	¥26,000	¥26,056	¥56	¥3,000	¥3,006	¥6

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥650,382	¥564,845	¥(85,537)

Total	¥664,095	¥524,758	¥(139,337)	¥650,382	¥564,845	¥(85,537)

Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value [Table Text Block]

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

	March 31, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,619	¥3,619	¥3,619	¥—	¥—
Interest-earning deposits in other banks	8,112	8,112	—	8,112	—
Call loans and funds sold	619	619	—	619	—
Receivables under resale agreements	5,660	5,660	—	5,660	—
Receivables under securities borrowing transactions	2,615	2,615	—	2,615	—
Investment securities(1)	2,492	2,778	272	495	2,011
Loans, net of allowance for credit losses(2)	97,254	98,729	12	284	98,433
Other financial assets	5,132	5,132	—	5,132	—
Financial liabilities:
Deposits
Non-interest-bearing	¥18,810	¥18,810	¥—	¥18,810	¥—
Interest-bearing	129,420	129,480	—	129,480	—
Total deposits	148,230	148,290	—	148,290	—
Call money and funds purchased	4,011	4,011	—	4,011	—
Payables under repurchase agreements	15,700	15,700	—	15,700	—
Payables under securities lending transactions	3,993	3,993	—	3,993	—
Due to trust account	633	633	—	633	—
Other short-term borrowings	11,604	11,604	—	11,604	—
Long-term debt	11,622	11,980	—	11,969	11
Other financial liabilities	4,753	4,753	—	4,753	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

Stock-Based Compensation [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Stock Acquisition Rights Transactions [Table Text Block]

	Fiscal year ended March 31, 2013
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of fiscal year	23,574,800	¥1	28.04	¥13,131

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption Of Stock Acquisition Rights [Table Text Block]

	Fiscal years ended March 31,
	2011	2012	2013
Risk-free interest rate	0.23%	0.29%	0.11%
Expected volatility	43.97%	44.96%	40.48%
Expected term	4 years	4 years	4 years
Expected dividend yield	2.91%	3.13%	3.18%

Summary Of UNBC's Stock Bonus Plan [Table Text Block]

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15
April 15, 2012	4,816,795	4.78	3 years	April 15
July 15, 2012	74,175	4.72	3 years	July 15

Rollforward Of UNBC's Restricted Stock Units Under The Stock Bonus Plan [Table Text Block]

	Restricted Stock Units
	2011	2012
Units outstanding, beginning of year	3,943,590	7,138,334
Activity during the year:
Granted	4,934,845	4,890,970
Vested	1,435,268	2,920,392
Forfeited	304,833	251,028

Units outstanding, end of year	7,138,334	8,857,884

Summary Of UNBC's Compensation Related Costs [Table Text Block]

	December 31,
	2010	2011	2012
	(in millions)
Compensation costs	¥263	¥1,198	¥1,437
Tax benefit	88	479	559
Unrecognized compensation costs	1,304	1,710	2,251

Parent Company Only Financial Information [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	2012	2013
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥132,431	¥127,303
Investments in subsidiaries and affiliated companies	10,788,927	12,849,434
Other assets	66,227	56,435

Total assets	¥10,987,585	¥13,033,172

Liabilities and Shareholders’ equity:
Short-term borrowings from subsidiaries	¥1,849,072	¥1,873,336
Long-term debt from subsidiaries and affiliated companies	383,903	384,107
Long-term debt	28	59
Other liabilities	171,424	166,875

Total liabilities	2,404,427	2,424,377

Total shareholders’ equity	8,583,158	10,608,795

Total liabilities and shareholders’ equity	¥10,987,585	¥13,033,172

Condensed Statements Of Income [Table Text Block]

Condensed Statements of Income

	2011	2012		2013
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥341,687	¥270,923		¥220,050
Dividends from Morgan Stanley(1)	71,216	—	(1)	— (1)
Gain on conversion rate adjustment of Morgan Stanley’s convertible preferred stock	—	139,320		—
Management fees from subsidiaries	16,510	16,708		17,154
Interest income	102	99		77
Foreign exchange gains (losses)—net	93,310	32,237		(59,375)
Other income	1,923	5,614		634

Total income	524,748	464,901		178,540

Expense:
Operating expenses	13,981	14,515		15,952
Interest expense to subsidiaries and affiliated companies	42,752	37,905		30,501
Interest expense	2,856	1,196		1,122
Other expense	934	923		2,620

Total expense	60,523	54,539		50,195

Equity in undistributed net income of subsidiaries and affiliated companies—net	52,751	55,139		937,673

Income before income tax expense (benefit)	516,976	465,501		1,066,018
Income tax expense (benefit)	64,331	49,270		(3,106)

Net income	¥452,645	¥416,231		¥1,069,124

Note:

(1)	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 and 2013 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements Of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	2011	2012	2013
	(in millions)
Operating activities:
Net income	¥452,645	¥416,231	¥1,069,124
Adjustments and other	(111,730)	(133,368)	(858,288)

Net cash provided by operating activities	340,915	282,863	210,836

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	250,000	17,371	21,160
Purchases of equity investments in subsidiaries and affiliated companies	(89,042)	(20,000)	(3,838)
Net decrease (increase) in interest-earning deposits with banks	(70,502)	18,696	8,996
Other—net	(1,486)	(7,245)	(10,623)

Net cash provided by investing activities	88,970	8,822	15,695

Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	531,197	66,600	(34,989)
Repayment of long-term debt	(230,025)	(8)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	(295,652)	(169,710)	—
Proceeds from sales of treasury stock	4	3	1
Payments for acquisition of preferred stock	(250,000)	—	—
Payments to acquire treasury stock	(30)	(12)	(16)
Dividends paid	(190,455)	(187,616)	(187,778)
Other—net	(386)	(1,346)	(212)

Net cash used in financing activities	(435,347)	(292,089)	(223,014)

Net increase (decrease) in cash and cash equivalents	(5,462)	(404)	3,517
Cash and cash equivalents at beginning of fiscal year	16,488	11,026	10,622

Cash and cash equivalents at end of fiscal year	¥11,026	¥10,622	¥14,139

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011
Basis of financial statements:
Increase (decrease) to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31	¥ 1,480,000,000	¥ (1,560,000,000)	¥ 13,870,000,000
Changes in accounting estimates:
Intangible assets reclassified from intangible assets not subject to amortization to those subject to amortization				42,224,000,000
Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member]
Accounting changes:
Net increase in consolidated assets			237,008,000,000
Net increase in consolidated liabilities			214,887,000,000
Net increase in consolidated shareholders' equity attributable to noncontrolling interest			19,551,000,000
Cumulative effect on retained earnings			1,408,000,000
Adoption date of new guidance			Apr 1, 2010
Amendments To Accounting Scope Of Embedded Credit Derivatives [Member]
Accounting changes:
Cumulative effect on retained earnings		¥ 135,000,000
Adoption date of new guidance		Apr 1, 2011
Maximum [Member]
Summary of significant accounting policies:
Original maturity days of transactions classify as cash and cash equivalent	90 days
Minimum [Member]
Summary of significant accounting policies:
Percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses	10.00%
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card And UNBC [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Premises And Equipment) (Detail)	12 Months Ended
Mar. 31, 2013
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	15 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	50 years
Equipment And Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	2 years
Equipment And Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	20 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	39 years

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Useful Life Of Intangible Assets And Amortization Method By Major Class) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	5 years	5 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	2 years
Finite-lived intangible assets, Amortization method	Straight-line
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	10 years
Finite-lived intangible assets, Amortization method	Straight-line
Core Deposit Intangibles [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	5 years
Finite-lived intangible assets, Amortization method	Declining-balance
Core Deposit Intangibles [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	19 years
Finite-lived intangible assets, Amortization method	Declining-balance
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	7 years
Finite-lived intangible assets, Amortization method	Declining-balance
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	27 years
Finite-lived intangible assets, Amortization method	Declining-balance
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	3 years
Finite-lived intangible assets, Amortization method	Straight-line
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	40 years
Finite-lived intangible assets, Amortization method	Straight-line

Business Developments (Narrative) (Detail) (JPY ¥) Share data in Millions, unless otherwise specified	12 Months Ended					12 Months Ended			1 Months Ended								6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Noncontrolling Interests [Member]	Mar. 31, 2012 Morgan Stanley (As Investee) [Member]	Jun. 30, 2011 Morgan Stanley (As Investee) [Member]	Apr. 21, 2011 Morgan Stanley (As Investee) [Member]	Mar. 31, 2012 MUMSS (As Investee) [Member]	Nov. 24, 2011 MUMSS (As Investee) [Member]	Apr. 22, 2011 MUMSS (As Investee) [Member]	May 01, 2010 MUMSS (As Investee) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	May 01, 2010 MUMSS (As Investee) [Member] Noncontrolling Interests [Member]	May 01, 2010 MSMS (As Investee) [Member]	Mar. 30, 2011 MUFG [Member] Mitsubishi UFJ NICOS Co., Ltd. [Member]	Mar. 30, 2011 Norinchukin [Member] Mitsubishi UFJ NICOS Co., Ltd. [Member]	Apr. 30, 2010 UNBC [Member] Union Bank [Member]	Dec. 01, 2012 UNBC [Member] Union Bank [Member] Pacific Capital Bancorp [Member]	Dec. 26, 2012 MUSHD And BTMU [Member] Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. [Member]	Sep. 30, 2011 Morgan Stanley [Member]	Nov. 24, 2011 Morgan Stanley [Member] MUMSS (As Investee) [Member]	May 01, 2010 Morgan Stanley [Member] MUMSS (As Investee) [Member]	May 01, 2010 Morgan Stanley [Member] MSMS (As Investee) [Member]
Schedule Of Business Development [Line Items]
Amount paid for the acquisition of subsidiary's common stock through the allotment to existing shareholders												¥ 85,000,000,000	¥ 15,000,000,000
Percentage of ownership in the shares of a subsidiary												85.00%	15.00%			51.00%
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Goodwill														8,068,000,000
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Core deposit intangible assets														1,648,000,000
Amount in cash paid on the acquisition of certain assets and liabilities of a bank holding company															124,484,000,000
Amount of goodwill recorded on the acquisition of certain assets and liabilities of a bank holding company															33,875,000,000
Amount of intangible assets recorded on the acquisition of certain assets and liabilities of a bank holding company															6,093,000,000
Face value of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into the affiliate's common stock					808,266,000,000
Approximate number of affiliate's common stock received upon conversion of the affiliate's Series B Preferred Stock				385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment				75
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320,000,000		139,320,000,000
Percentage of ownership interest in an affiliate before the conversion of the affiliate's Series B Preferred Stock				3.00%
Percentage of ownership interest in an affiliate upon the conversion of the affiliate 's Series B Preferred Stock				22.40%
Percentage of decline in the quoted market price of affiliate 's common stock																	41.00%
Other-than-temporary impairment losses on investments to affiliate 's common stock																	579,468,000,000
Approximate percentage of ownership newly acquired in a subsidiary																49.00%
Percentage of original interest in a subsidiary									100.00%
Percentage of economic and voting rights interests in a subsidiary									60.00%										40.00%
Amount of change in ownership interest recorded from an equity transaction in a subsidiary		127,270,000,000							21,000,000,000	127,000,000,000
Percentage of voting rights interest											49.00%									51.00%
Percentage of economic interest											60.00%									40.00%
Amount of capital contribution							20,000,000,000	30,000,000,000
Amount of employee termination expenses related to early retirement program						20,000,000,000
Percentage share of the increase in the net asset value of a subsidiary							40.00%
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests							8,000,000,000	12,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement							¥ 15,000,000,000											¥ 10,000,000,000

Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 UNBC [Member] CLO [Member]	Mar. 31, 2010 UNBC [Member] CLO [Member]	Mar. 31, 2013 Debt Securities [Member]	Mar. 31, 2012 Debt Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2011 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]	Mar. 31, 2012 Marketable Equity Securities [Member]	Mar. 31, 2011 Marketable Equity Securities [Member]	Mar. 31, 2013 Minimum [Member]
Investment Securities [Line Items]
Investment securities other than Securities available for sale or being held to maturity, carrying value	¥ 864,052	¥ 876,333
Fair value of investment securities held by certain subsidiaries	25,900	33,432
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques	357,805	302,318
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	506,247	574,015
Aggregate costs of cost-method investments, not estimated at the fair value	503,671	570,122
Impairment losses recognized on cost-method investments	2,364	5,829	2,882
Gross realized gains on available for sale of securities	282,609	233,253	270,384
Gross realized losses on available for sale of securities	31,906	56,226	35,966
Carrying amount of securities transferred from Securities being held to maturity to securities available for sale	47,566	7,856		88,799
Losses on sale of transferred securities from Securities being held to maturity	1,518	691
Carrying amount of Securities being held to maturity immediately prior to the transfer to Securities available for sale on the date, Total	2,131,164	2,385,368		88,799				23,555	59,857
Unrealized losses in unamortized OCI prior to the transfer to Securities available for sale on the date	11	2,395		24,026					14
Unrealized loss recorded in OCI on the transfer of Securities being held to maturity to Securities available for sale				4,949
Fair value of the securities reclassified from Securities available for sale to Securities being held to maturity	12,356				111,895
Other than temporary impairment loss included in Investment securities gains (losses), net	124,172	195,684	139,020
Other than temporary impairment losses from Securities available for sale								8,329	13,782	20,488	113,479	176,073	115,650
Cumulative decline in fair value of the credit impaired securities								13,047	18,334
Credit loss component of impairment losses recognized in earnings						24,525	30,066
Other component of impairment losses recognized in accumulated other comprehensive income (loss) before taxes						¥ 11,479	¥ 11,732
Fair value of the investment has been below cost to be deemed as other-than-temporary, month														6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value														20.00%

Investment Securities (Amortized Cost Gross Unrealized Gains Losses And Fair Value Of Investment Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Residential Mortgage Backed Securities, Other [Member]	Sep. 30, 2012 UNBC [Member] CLO [Member]	Mar. 31, 2010 UNBC [Member] CLO [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member]		Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Commercial Mortgage Backed Securities [Member]	Mar. 31, 2012 Debt Securities [Member] Commercial Mortgage Backed Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Asset-Backed Securities [Member]		Mar. 31, 2012 Debt Securities [Member] Asset-Backed Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Other Debt Securities [Member]		Mar. 31, 2012 Debt Securities [Member] Other Debt Securities [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]	Mar. 31, 2012 Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	¥ 56,548,170	¥ 56,368,730				¥ 49,159,827	¥ 48,736,276	¥ 207,227	¥ 173,028	¥ 701,504	¥ 953,364	¥ 1,868,599	¥ 2,460,263	¥ 1,204,219		¥ 1,129,948	¥ 260,057	¥ 96,502	¥ 813,312		¥ 503,011		¥ 109,365	[1]	¥ 964	¥ 2,224,060	¥ 2,315,374
Securities available for sale, Gross unrealized gains	2,314,770	1,396,587				323,725	155,010	9,852	7,750	17,814	18,606	55,044	68,933	20,902		14,239	9,895	2,512	1,132		401		2,247	[1]		1,874,159	1,129,136
Securities available for sale, Gross unrealized losses	18,871	24,916				3,598	8,624	4		3,022	742	697	2,639	1,501		5,602	570	684	3,766		891		4,898	[1]		815	5,734
Securities available for sale, Fair value	58,844,069	57,740,401				49,479,954	48,882,662	217,075	180,778	716,296	971,228	1,922,946	2,526,557	1,223,620		1,138,585	269,382	98,330	810,678		502,521		106,714	[1]	964	4,097,404	3,438,776
Securities being held to maturity, Amortized cost	2,131,164	2,385,368		88,799		232,881	590,147		3,531	284,315	626,871	23,555	59,857	86,722					1,503,691		1,104,890				72
Securities being held to maturity, Gross unrealized gains	56,917	47,716				1,883	4,370		6	2,409	3,691	173	201	1,056	[2]				51,396		39,447				1
Securities being held to maturity, Gross unrealized losses	11	2,395		24,026							169		14	11						[3]	2,212	[4]
Securities being held to maturity, Fair value	2,188,070	2,430,689				234,764	594,517		3,537	286,724	630,393	23,728	60,044	87,767					1,555,087		1,142,125				73
Fair value of the securities reclassified from Securities available for sale to Securities being held to maturity	12,356		12,356		111,895
Unrealized gains(losses) before taxes at the date of reclassification from Securities available for sale to Securities being held to maturity remaining in Accumulated other comprehensive income (loss)	(1,460)	(29,539)	395
Private placement tax-exempt debt conduit bonds included in other debt securities	¥ 106,699

[1]	Other debt securities in the table above includes ¥106,699 million of private placement tax-exempt debt conduit bonds.
[2]	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
[3]	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.
[4]	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

Investment Securities (Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Held to maturity, Amortized cost:
Due in one year or less	¥ 318,546
Due from one year to five years	233,371
Due from five years to ten years	1,158,383
Due after ten years	420,864
Total, Held to maturity, Amortized cost	2,131,164
Held to maturity, Fair value:
Due in one year or less	319,879
Due from one year to five years	237,234
Due from five years to ten years	1,201,878
Due after ten years	429,079
Total, Held to maturity, Fair value	2,188,070
Available for sale, Fair value:
Due in one year or less	14,977,782
Due from one year to five years	28,121,000
Due from five years to ten years	7,741,431
Due after ten years	3,906,452
Total, Available for sale, Fair value	¥ 54,746,665

Investment Securities (Investments By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Securities	Mar. 31, 2012 Securities
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	¥ 7,359,205	¥ 16,526,953
Securities available for sale, Unrealized losses, Less than 12 months	10,284	14,203
Securities available for sale, Fair value, 12 months or more	776,172	927,291
Securities available for sale, Unrealized losses, 12 months or more	8,587	10,713
Securities available for sale, Fair value	8,135,377	17,454,244
Securities available for sale, Unrealized losses	18,871	24,916
Securities available for sale, Number of securities	1,911	2,432
Securities being held to maturity, Fair value, Less than 12 months	3,370	232,842
Securities being held to maturity, Unrealized losses, Less than 12 months	11	1,968
Securities being held to maturity, Fair value, 12 months or more		181,366
Securities being held to maturity, Unrealized losses, 12 months or more		427
Securities being held to maturity, Fair value	3,370	414,208
Securities being held to maturity, Unrealized losses	11	2,395
Securities being held to maturity, Number of securities	10	230
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	6,859,342	15,976,426
Securities available for sale, Unrealized losses, Less than 12 months	672	3,035
Securities available for sale, Fair value, 12 months or more	584,048	794,870
Securities available for sale, Unrealized losses, 12 months or more	2,926	5,589
Securities available for sale, Fair value	7,443,390	16,771,296
Securities available for sale, Unrealized losses	3,598	8,624
Securities available for sale, Number of securities	33	65
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	1,486
Securities available for sale, Unrealized losses, Less than 12 months	4
Securities available for sale, Fair value	1,486
Securities available for sale, Unrealized losses	4
Securities available for sale, Number of securities	1
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	157,287	27,255
Securities available for sale, Unrealized losses, Less than 12 months	2,867	674
Securities available for sale, Fair value, 12 months or more	11,332	3,923
Securities available for sale, Unrealized losses, 12 months or more	155	68
Securities available for sale, Fair value	168,619	31,178
Securities available for sale, Unrealized losses	3,022	742
Securities available for sale, Number of securities	108	42
Securities being held to maturity, Fair value, Less than 12 months		8,229
Securities being held to maturity, Unrealized losses, Less than 12 months		2
Securities being held to maturity, Fair value, 12 months or more		60,813
Securities being held to maturity, Unrealized losses, 12 months or more		167
Securities being held to maturity, Fair value		69,042
Securities being held to maturity, Unrealized losses		169
Securities being held to maturity, Number of securities		5
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	76,521	273,322
Securities available for sale, Unrealized losses, Less than 12 months	306	1,709
Securities available for sale, Fair value, 12 months or more	56,953	87,770
Securities available for sale, Unrealized losses, 12 months or more	391	930
Securities available for sale, Fair value	133,474	361,092
Securities available for sale, Unrealized losses	697	2,639
Securities available for sale, Number of securities	1,360	2,077
Securities being held to maturity, Fair value, Less than 12 months		4,104
Securities being held to maturity, Unrealized losses, Less than 12 months		2
Securities being held to maturity, Fair value, 12 months or more		1,388
Securities being held to maturity, Unrealized losses, 12 months or more		12
Securities being held to maturity, Fair value		5,492
Securities being held to maturity, Unrealized losses		14
Securities being held to maturity, Number of securities		3
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	102,511	128,824
Securities available for sale, Unrealized losses, Less than 12 months	276	2,071
Securities available for sale, Fair value, 12 months or more	25,766	27,536
Securities available for sale, Unrealized losses, 12 months or more	1,225	3,531
Securities available for sale, Fair value	128,277	156,360
Securities available for sale, Unrealized losses	1,501	5,602
Securities available for sale, Number of securities	182	162
Securities being held to maturity, Fair value, Less than 12 months	3,370
Securities being held to maturity, Unrealized losses, Less than 12 months	11
Securities being held to maturity, Fair value	3,370
Securities being held to maturity, Unrealized losses	11
Securities being held to maturity, Number of securities	10
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	58,459	9,683
Securities available for sale, Unrealized losses, Less than 12 months	530	253
Securities available for sale, Fair value, 12 months or more	12,134	12,664
Securities available for sale, Unrealized losses, 12 months or more	40	431
Securities available for sale, Fair value	70,593	22,347
Securities available for sale, Unrealized losses	570	684
Securities available for sale, Number of securities	24	20
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	17,239	9,425
Securities available for sale, Unrealized losses, Less than 12 months	37	891
Securities available for sale, Fair value, 12 months or more	85,069
Securities available for sale, Unrealized losses, 12 months or more	3,729
Securities available for sale, Fair value	102,308	9,425
Securities available for sale, Unrealized losses	3,766	891
Securities available for sale, Number of securities	131	10
Securities being held to maturity, Fair value, Less than 12 months		220,509
Securities being held to maturity, Unrealized losses, Less than 12 months		1,964
Securities being held to maturity, Fair value, 12 months or more		119,165
Securities being held to maturity, Unrealized losses, 12 months or more		248
Securities being held to maturity, Fair value		339,674
Securities being held to maturity, Unrealized losses		2,212
Securities being held to maturity, Number of securities		222
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	71,217
Securities available for sale, Unrealized losses, Less than 12 months	4,898
Securities available for sale, Fair value	71,217
Securities available for sale, Unrealized losses	4,898
Securities available for sale, Number of securities	49
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	15,143	102,018
Securities available for sale, Unrealized losses, Less than 12 months	694	5,570
Securities available for sale, Fair value, 12 months or more	870	528
Securities available for sale, Unrealized losses, 12 months or more	121	164
Securities available for sale, Fair value	16,013	102,546
Securities available for sale, Unrealized losses	¥ 815	¥ 5,734
Securities available for sale, Number of securities	23	56

Investment Securities (Roll Forward Of Credit Loss Component Recognized In Earnings) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 30,066	¥ 35,458	¥ 36,591
Initial credit impairments	5,347	8,596	14,087
Subsequent credit impairments	2,982	5,186	6,401
Securities sold or matured	(13,870)	(19,174)	(21,621)
Balance at end of fiscal year	¥ 24,525	¥ 30,066	¥ 35,458

Loans And Allowance For Credit Losses (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 1997
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual and restructured loans			¥ 2,280,960,000,000	¥ 2,112,964,000,000
Gross interest income on nonaccrual and restructured loans under the original terms, if recognized			90,900,000,000	93,800,000,000
Gross interest income recognized as interest income on nonaccrual and restructured loans			48,900,000,000	44,800,000,000
Accruing loans contractually past due 90 days or more			41,544,000,000	65,577,000,000
Commitments to extend credit to customers with restructured loans			10,662,000,000	15,729,000,000
Average recorded loan balance			2,122,465,000,000	1,958,127,000,000	1,866,000,000,000
Interest income recognized on impaired loans			42,796,000,000	39,230,000,000	42,000,000,000
Decrease (increase) in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year			400,000,000	1,200,000,000	600,000,000
Loans to Housing Loan Administration Corporation						407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation, years						15 years
Maturity of loans to Housing Loan Administration Corporation						2011
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation						0.13%
Loans to Resolution and Collection Corporation					169,559,000,000
Initial non-interest-bearing deposits with the Special Fund and New Fund						176,089,000,000
Number of years of collection activities of the Jusen loans						15 years
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans						15 years
Impairment loss for the deposits with the Special Fund included in other non-interest expenses					22,705,000,000
Non-interest-earning deposits balance with the Special Fund and New Fund				204,956,000,000	362,695,000,000
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		161,435,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	204,956,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year			14,274,000,000	16,256,000,000	10,382,000,000
Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day			90 days	90 days
Commercial And Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual loans that were modified, amount			533,000,000,000
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of financing receivable			884,000,000,000	706,000,000,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			1 month
Loans contractually past due before becoming defaulted loans, in month			1 month
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			10-12
Commercial [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			13-15
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded loan balance			135,581,000,000	149,255,000,000
Interest income recognized on impaired loans			6,504,000,000	6,972,000,000
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in month			1 month
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded loan balance			46,957,000,000	45,297,000,000
Interest income recognized on impaired loans			1,720,000,000	1,354,000,000
UNBC [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in day			60 days
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded loan balance			320,183,000,000	318,512,000,000
Interest income recognized on impaired loans			¥ 6,006,000,000	¥ 6,549,000,000
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			6 months
Loans contractually past due before becoming defaulted loans, in month			6 months

Loans And Allowance For Credit Losses (Loans By Domicile And Industry Of The Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (122,478)		¥ (91,083)
Total Loans, net	98,590,229	[1]	92,298,243	[1]
Loans held for sale	35,261		46,634
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	69,440,112		68,196,981
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,767,352		11,451,720
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,056,276		1,155,926
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,143,777		11,035,029
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,881,666		3,239,688
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,330,553		8,492,234
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,622,021	[2]	3,511,055	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,314,505		1,284,585
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,191,566		10,390,191
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,132,396		17,636,553
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,272,595		24,192,345
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	673,548		554,933
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,258,978	[2],[3]	5,871,731	[2],[3]
Foreign [Member] | Banks And Other Financial Institutions [Member] | Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			4,722,587
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,738,731	[3]	15,693,487	[3]
Foreign [Member] | Commercial And Industrial [Member] | Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			15,675,995
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,601,338	[3]	2,072,194	[3]
Foreign [Member] | Other [Member] | Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			¥ 3,238,830

[1]	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
[3]	The amount of loans previously reported for "Banks and other financial institutions" category within Foreign loans as of March 31, 2012 was restated from ¥4,722,587 million to ¥5,871,731 million. The amount of loans previously reported for "Commercial and industrial" category within Foreign loans as of March 31, 2012 was restated from ¥15,675,995 million to ¥15,693,487 million. The amount of loans previously reported for "Other" category within Foreign loans as of March 31, 2012 was restated from ¥3,238,830 million to ¥2,072,194 million.

Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,272,330	[1]	¥ 1,163,489	[1]
Loans held for sale placed on nonaccrual status	818
Loans acquired with deteriorated credit quality placed on nonaccrual status	21,965		26,346
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	911,700		808,757
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	211,975		199,608
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	37,381		39,959
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	185,597		104,690
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	85,987		84,753
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	249,251		237,380
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	13,993		7,802
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	31,941		33,233
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	42,513		47,931
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	53,062		53,401
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	98,085		69,361
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	130,830		122,270
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	88,045		113,450
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 43,670		¥ 49,651

[1]	The above table does not include loans held for sale of nil and ¥818 million at March 31, 2012 and 2013, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥21,965 million at March 31, 2012 and 2013, respectively.

Loans And Allowance For Credit Losses (Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	¥ 1,844,835	[1]	¥ 1,712,189
Recorded loan balance, Not requiring an impairment allowance	355,931	[1],[2]	319,679	[2]
Recorded loan balance, Total	2,200,766	[1]	2,031,868
Unpaid principal balance	2,348,980	[1]	2,219,889
Related allowance	954,961	[1]	872,153
Impaired loans held for sales	818
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	1,158,927		1,045,342
Recorded loan balance, Not requiring an impairment allowance	318,028	[2]	279,330	[2]
Recorded loan balance, Total	1,476,955		1,324,672
Unpaid principal balance	1,537,180		1,387,029
Related allowance	662,347		616,769
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	400,946		302,210
Recorded loan balance, Not requiring an impairment allowance	55,819	[2]	56,268	[2]
Recorded loan balance, Total	456,765		358,478
Unpaid principal balance	475,946		376,393
Related allowance	221,124		187,081
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	35,581		33,802
Recorded loan balance, Not requiring an impairment allowance	16,921	[2]	22,034	[2]
Recorded loan balance, Total	52,502		55,836
Unpaid principal balance	59,411		60,498
Related allowance	22,577		19,986
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	139,146		112,357
Recorded loan balance, Not requiring an impairment allowance	100,670	[2]	50,982	[2]
Recorded loan balance, Total	239,816		163,339
Unpaid principal balance	247,657		176,520
Related allowance	55,286		52,165
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	122,792		140,228
Recorded loan balance, Not requiring an impairment allowance	37,774	[2]	36,378	[2]
Recorded loan balance, Total	160,566		176,606
Unpaid principal balance	166,510		182,044
Related allowance	67,171		74,707
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	309,892		299,637
Recorded loan balance, Not requiring an impairment allowance	62,274	[2]	69,051	[2]
Recorded loan balance, Total	372,166		368,688
Unpaid principal balance	380,292		375,464
Related allowance	209,634		192,671
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	15,201		9,418
Recorded loan balance, Not requiring an impairment allowance	121	[2]	253	[2]
Recorded loan balance, Total	15,322		9,671
Unpaid principal balance	17,425		11,777
Related allowance	8,040		2,314
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	40,233		39,077
Recorded loan balance, Not requiring an impairment allowance	12,954	[2]	12,534	[2]
Recorded loan balance, Total	53,187		51,611
Unpaid principal balance	55,021		54,063
Related allowance	23,719		23,278
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	42,991		54,183
Recorded loan balance, Not requiring an impairment allowance	9,794	[2]	8,918	[2]
Recorded loan balance, Total	52,785		63,101
Unpaid principal balance	53,754		63,336
Related allowance	33,485		40,484
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	52,145		54,430
Recorded loan balance, Not requiring an impairment allowance	21,701	[2]	22,912	[2]
Recorded loan balance, Total	73,846		77,342
Unpaid principal balance	81,164		86,934
Related allowance	21,311		24,083
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	199,890		154,249
Recorded loan balance, Not requiring an impairment allowance	299	[2]	177	[2]
Recorded loan balance, Total	200,189		154,426
Unpaid principal balance	200,517		155,433
Related allowance	122,371		89,049
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	30,927		34,472
Recorded loan balance, Not requiring an impairment allowance	76	[2]	78	[2]
Recorded loan balance, Total	31,003		34,550
Unpaid principal balance	47,916		56,054
Related allowance	9,944		10,704
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	300,231		303,449
Recorded loan balance, Not requiring an impairment allowance	13,756	[2]	23,513	[2]
Recorded loan balance, Total	313,987		326,962
Unpaid principal balance	363,439		406,740
Related allowance	118,753		102,892
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	123,567		145,123
Recorded loan balance, Not requiring an impairment allowance	806	[2]	1,666	[2]
Recorded loan balance, Total	124,373		146,789
Unpaid principal balance	139,196		164,659
Related allowance	37,901		47,418
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	31,293		29,554
Recorded loan balance, Not requiring an impairment allowance	22,966	[2]	14,915	[2]
Recorded loan balance, Total	54,259		44,469
Unpaid principal balance	60,732		49,974
Related allowance	¥ 3,645		¥ 5,321

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million at March 31, 2013.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Loans And Allowance For Credit Losses (Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 2,122,465	¥ 1,958,127	¥ 1,866,000
Recognized interest income	42,796	39,230	42,000
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,414,309	1,270,856
Recognized interest income	24,051	21,356
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	418,402	333,409
Recognized interest income	7,017	5,656
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	54,687	63,215
Recognized interest income	1,174	1,370
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	198,102	173,739
Recognized interest income	2,747	2,476
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	170,025	176,047
Recognized interest income	3,214	3,203
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	376,001	326,440
Recognized interest income	6,215	5,239
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,506	9,812
Recognized interest income	162	85
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	51,897	55,387
Recognized interest income	1,061	1,152
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	58,081	57,612
Recognized interest income	1,271	927
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	75,608	75,195
Recognized interest income	1,190	1,248
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	172,471	138,900
Recognized interest income	2,487	1,016
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	32,964	35,307
Recognized interest income	2,028	1,983
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	320,183	318,512
Recognized interest income	6,006	6,549
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	135,581	149,255
Recognized interest income	6,504	6,972
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	46,957	45,297
Recognized interest income	¥ 1,720	¥ 1,354

Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	50,435
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 532,584
Troubled debt restructurings, Post-modification outstanding recorded investment	529,528
Troubled debt restructurings that subsequently defaulted, Number of contracts	8,368
Troubled debt restructurings that subsequently defaulted, Recorded Investment	32,131
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	3,040
Troubled debt restructurings, Pre-modification outstanding recorded investment	403,457
Troubled debt restructurings, Post-modification outstanding recorded investment	403,457
Troubled debt restructurings that subsequently defaulted, Number of contracts	358
Troubled debt restructurings that subsequently defaulted, Recorded Investment	24,319
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	823
Troubled debt restructurings, Pre-modification outstanding recorded investment	230,202
Troubled debt restructurings, Post-modification outstanding recorded investment	230,202
Troubled debt restructurings that subsequently defaulted, Number of contracts	95
Troubled debt restructurings that subsequently defaulted, Recorded Investment	10,881
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	116
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,382
Troubled debt restructurings, Post-modification outstanding recorded investment	8,382
Troubled debt restructurings that subsequently defaulted, Number of contracts	18
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,296
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	216
Troubled debt restructurings, Pre-modification outstanding recorded investment	25,021
Troubled debt restructurings, Post-modification outstanding recorded investment	25,021
Troubled debt restructurings that subsequently defaulted, Number of contracts	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,439
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	286
Troubled debt restructurings, Pre-modification outstanding recorded investment	25,605
Troubled debt restructurings, Post-modification outstanding recorded investment	25,605
Troubled debt restructurings that subsequently defaulted, Number of contracts	30
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,952
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,235
Troubled debt restructurings, Pre-modification outstanding recorded investment	91,209
Troubled debt restructurings, Post-modification outstanding recorded investment	91,209
Troubled debt restructurings that subsequently defaulted, Number of contracts	171
Troubled debt restructurings that subsequently defaulted, Recorded Investment	6,939
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	5
Troubled debt restructurings, Pre-modification outstanding recorded investment	889
Troubled debt restructurings, Post-modification outstanding recorded investment	889
Troubled debt restructurings that subsequently defaulted, Number of contracts	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	330
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	116
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,287
Troubled debt restructurings, Post-modification outstanding recorded investment	11,287
Troubled debt restructurings that subsequently defaulted, Number of contracts	17
Troubled debt restructurings that subsequently defaulted, Recorded Investment	528
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	58
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,308
Troubled debt restructurings, Post-modification outstanding recorded investment	4,308
Troubled debt restructurings that subsequently defaulted, Number of contracts	15
Troubled debt restructurings that subsequently defaulted, Recorded Investment	791
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	185
Troubled debt restructurings, Pre-modification outstanding recorded investment	6,554
Troubled debt restructurings, Post-modification outstanding recorded investment	6,554
Troubled debt restructurings that subsequently defaulted, Number of contracts	6
Troubled debt restructurings that subsequently defaulted, Recorded Investment	163
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	24
Troubled debt restructurings, Pre-modification outstanding recorded investment	18,741
Troubled debt restructurings, Post-modification outstanding recorded investment	18,274
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	2
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,166
Troubled debt restructurings, Post-modification outstanding recorded investment	1,166
Troubled debt restructurings that subsequently defaulted, Number of contracts	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	509
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	2,463
Troubled debt restructurings, Pre-modification outstanding recorded investment	53,038
Troubled debt restructurings, Post-modification outstanding recorded investment	53,038
Troubled debt restructurings that subsequently defaulted, Number of contracts	23
Troubled debt restructurings that subsequently defaulted, Recorded Investment	641
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	43,268
Troubled debt restructurings, Pre-modification outstanding recorded investment	26,409
Troubled debt restructurings, Post-modification outstanding recorded investment	26,055
Troubled debt restructurings that subsequently defaulted, Number of contracts	7,881
Troubled debt restructurings that subsequently defaulted, Recorded Investment	4,507
UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,638
Troubled debt restructurings, Pre-modification outstanding recorded investment	29,773
Troubled debt restructurings, Post-modification outstanding recorded investment	27,538
Troubled debt restructurings that subsequently defaulted, Number of contracts	105
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 2,155

Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 66,892		¥ 132,767
Previously Reported [Member]
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated			160,209
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	77,550,362	[1]	71,795,989	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,488,099	[1]	51,743,079	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,755,777	[1]	11,439,637	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,055,359	[1]	1,154,942	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,654,379	[1]	10,443,605	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,866,443	[1]	3,223,825	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,294,458	[1]	8,460,361	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,620,917	[1]	3,506,584	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,313,871	[1]	1,283,976	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	12,186,346	[1]	10,385,279	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,740,549	[1]	1,844,870	[1]
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	23,960,950	[1]	19,944,276	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	101,313	[1]	108,634	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,201,233	[1]	15,586,918	[1]
Loans, Accrual	15,067,823		15,461,203
Loans, Nonaccrual	133,410		125,715
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	671,605	[1]	757,873	[1]
Loans, Accrual	582,510		642,578
Loans, Nonaccrual	89,095		115,295
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,187,354	[1],[2]	4,069,145	[1],[2]
UNBC [Member] | Credit Quality Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	2,260,777		1,784,444
Loans, Nonaccrual	31,342		24,022
UNBC [Member] | Credit Quality Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	2,745,365	[3]	2,104,655	[3],[4]
Loans, Special Mention	69,437	[3]	81,238	[3],[4]
Loans, Classified	80,433	[3]	74,786	[3],[4]
UNBC [Member] | Credit Quality Based On Internal Credit Ratings [Member] | Restatement Adjustment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass			20,679
Loans, Criticized			6,763
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	70,471,370		65,421,648
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	48,099,471		46,609,922
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,062,399		10,139,970
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	797,513		901,366
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,570,082		9,366,628
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,417,737		2,713,378
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,297,267		7,434,212
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,239,735		3,065,589
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,183,208		1,137,182
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,951,463		10,185,274
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,580,067		1,666,323
Normal [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	22,340,927		18,779,012
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	30,972		32,714
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	6,058,958		5,478,733
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,476,760		4,324,321
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,481,403		1,100,059
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	220,465		213,648
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	898,619		972,220
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	362,719		425,694
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	747,938		788,769
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	367,189		433,192
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	98,722		113,561
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	192,291		152,041
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	107,414		125,137
Close Watch [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,530,191		1,099,549
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	52,007		54,863
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,020,034		895,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	911,868		808,836
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	211,975		199,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	37,381		39,928
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	185,678		104,757
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	85,987		84,753
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	249,253		237,380
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	13,993		7,803
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	31,941		33,233
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	42,592		47,964
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,068		53,410
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	89,832		65,715
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 18,334		¥ 21,057

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥132,767 million and ¥66,892 million as of March 31, 2012 and 2013, respectively. The amount of excluded loans as of March 31, 2012 has been restated from ¥160,209 million to ¥132,767 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements. See Note 2 for more information on FDIC covered loans.
[3]	The amount of loans previously reported for "Criticized" within the UNBC segment was further divided into "Special mention" and "Classified" as of March 31, 2013, and that of March 31, 2012 was reclassified into these two categories as well to enable comparisons between the relevant amounts as of March 31, 2012 and 2013, respectively.
[4]	The amounts of loans previously reported for "Pass" and "Criticized" as of March 31, 2012 have been restated to include ¥20,679 million and ¥6,763 million, respectively, of loans that were not previously reported.

Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 211,285		¥ 189,990
Loans, greater than 3 months past due	215,359		222,611
Loans, total past due	426,644		412,601
Loans, current	98,016,429		91,713,699
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	98,443,073	[1],[2]	92,126,300	[1],[2]
Loans, greater than 90 days past due and accruing	40,738		64,663
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	2,039		3,690
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	45,915		36,474
Loans, greater than 3 months past due	84,823		68,428
Loans, total past due	130,738		104,902
Loans, current	53,357,361		51,638,177
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	53,488,099	[1],[2]	51,743,079	[1],[2]
Loans, greater than 90 days past due and accruing	7,545		8,064
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	6,963		3,874
Loans, greater than 3 months past due	15,307		7,776
Loans, total past due	22,270		11,650
Loans, current	11,733,507		11,427,987
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,755,777	[1],[2]	11,439,637	[1],[2]
Loans, greater than 90 days past due and accruing	24		19
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,118		1,856
Loans, greater than 3 months past due	1,881		2,474
Loans, total past due	3,999		4,330
Loans, current	1,051,360		1,150,612
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,055,359	[1],[2]	1,154,942	[1],[2]
Loans, greater than 90 days past due and accruing	37		63
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,339		6,551
Loans, greater than 3 months past due	15,071		16,413
Loans, total past due	20,410		22,964
Loans, current	10,633,969		10,420,641
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,654,379	[1],[2]	10,443,605	[1],[2]
Loans, greater than 90 days past due and accruing	2,255		2,735
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	12,215		3,739
Loans, greater than 3 months past due	7,537		4,731
Loans, total past due	19,752		8,470
Loans, current	2,846,691		3,215,355
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,866,443	[1],[2]	3,223,825	[1],[2]
Loans, greater than 90 days past due and accruing	80		200
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	10,106		10,225
Loans, greater than 3 months past due	24,050		10,246
Loans, total past due	34,156		20,471
Loans, current	8,260,302		8,439,890
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,294,458	[1],[2]	8,460,361	[1],[2]
Loans, greater than 90 days past due and accruing	82		71
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due			8
Loans, greater than 3 months past due	72		179
Loans, total past due	72		187
Loans, current	3,620,845		3,506,397
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,620,917	[1],[2]	3,506,584	[1],[2]
Loans, greater than 90 days past due and accruing	2
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,286		4,718
Loans, greater than 3 months past due	2,835		5,939
Loans, total past due	5,121		10,657
Loans, current	1,308,750		1,273,319
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,313,871	[1],[2]	1,283,976	[1],[2]
Loans, greater than 90 days past due and accruing	12		15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,592		156
Loans, greater than 3 months past due	6,809		9,644
Loans, total past due	8,401		9,800
Loans, current	12,177,945		10,375,479
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	12,186,346	[1],[2]	10,385,279	[1],[2]
Loans, greater than 90 days past due and accruing	11		8
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,296		5,347
Loans, greater than 3 months past due	11,261		11,026
Loans, total past due	16,557		16,373
Loans, current	1,723,992		1,828,497
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,740,549	[1],[2]	1,844,870	[1],[2]
Loans, greater than 90 days past due and accruing	5,042		4,953
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	19,806		2,459
Loans, greater than 3 months past due	17,686		26,606
Loans, total past due	37,492		29,065
Loans, current	23,923,458		19,915,211
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	23,960,950	[1],[2]	19,944,276	[1],[2]
Loans, greater than 90 days past due and accruing	206
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	91,148		91,609
Loans, greater than 3 months past due	55,132		57,871
Loans, total past due	146,280		149,480
Loans, current	15,037,723		15,417,904
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,184,003	[1],[2]	15,567,384	[1],[2]
Loans, greater than 90 days past due and accruing	32,918		56,522
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,680		29,751
Loans, greater than 3 months past due	39,796		46,695
Loans, total past due	63,476		76,446
Loans, current	594,896		666,978
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	658,372	[1],[2]	743,424	[1],[2]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	30,736		29,697
Loans, greater than 3 months past due	17,922		23,011
Loans, total past due	48,658		52,708
Loans, current	5,102,991		4,075,429
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	5,151,649	[1],[2]	4,128,137	[1],[2]
Loans, greater than 90 days past due and accruing	¥ 69		¥ 77

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥3,690 million and ¥2,039 million of FDIC covered loans at March 31, 2012 and 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	¥ 1,285,507		¥ 1,240,456		¥ 1,315,615
Provision for credit losses	144,542		223,809		292,035
Charge-offs	144,537		216,799		385,770
Recoveries	31,675		43,429		43,670
Net charge-offs	112,862		173,370		342,100
Others	18,800	[1]	(5,388)	[1]	(25,094)	[1]
Allowance for credit losses, at end of fiscal year	1,335,987		1,285,507		1,240,456
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	984,308		895,611
Provision for credit losses	127,874		181,449
Charge-offs	80,534		126,157
Recoveries	23,410		36,043
Net charge-offs	57,124		90,114
Others	13,405	[1]	(2,638)	[1]
Allowance for credit losses, at end of fiscal year	1,068,463		984,308
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	171,837		165,215
Provision for credit losses	1,302		29,481
Charge-offs	16,283		23,075
Recoveries	353		216
Net charge-offs	15,930		22,859
Allowance for credit losses, at end of fiscal year	157,209		171,837
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	68,903		82,607
Provision for credit losses	12,379		27,883
Charge-offs	32,135		43,073
Recoveries	2,723		1,486
Net charge-offs	29,412		41,587
Allowance for credit losses, at end of fiscal year	51,870		68,903
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	60,459		97,023
Provision for credit losses	2,987		(15,004)
Charge-offs	15,585		24,494
Recoveries	5,189		5,684
Net charge-offs	10,396		18,810
Others	5,395	[1]	(2,750)	[1]
Allowance for credit losses, at end of fiscal year	¥ 58,445		¥ 60,459

[1]	Others are principally comprised of gains or losses from foreign exchange translation.

Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Allowance for credit losses, Details :
Individually evaluated for impairment	¥ 943,934		¥ 860,330
Collectively evaluated for impairment	354,672		388,786
Loans acquired with deteriorated credit quality	37,381		36,391
Allowance for credit losses, Total	1,335,987		1,285,507		1,240,456	1,315,615
Loans, Details :
Individually evaluated for impairment	2,164,330		1,990,446
Collectively evaluated for impairment	96,280,782		90,139,544
Loans acquired with deteriorated credit quality	232,334		212,702
Loans, Total	98,677,446	[1]	92,342,692	[1]
Commercial [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	784,718		705,818
Collectively evaluated for impairment	248,798		245,916
Loans acquired with deteriorated credit quality	34,947		32,574
Allowance for credit losses, Total	1,068,463		984,308		895,611
Loans, Details :
Individually evaluated for impairment	1,677,144		1,479,098
Collectively evaluated for impairment	75,771,905		70,208,257
Loans acquired with deteriorated credit quality	101,313		108,634
Loans, Total	77,550,362	[1]	71,795,989	[1]
Residential [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	117,670		101,773
Collectively evaluated for impairment	37,360		67,855
Loans acquired with deteriorated credit quality	2,179		2,209
Allowance for credit losses, Total	157,209		171,837		165,215
Loans, Details :
Individually evaluated for impairment	309,408		321,074
Collectively evaluated for impairment	14,874,595		15,246,310
Loans acquired with deteriorated credit quality	17,230		19,534
Loans, Total	15,201,233	[1]	15,586,918	[1]
Card [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	37,901		47,418
Collectively evaluated for impairment	13,809		21,158
Loans acquired with deteriorated credit quality	160		327
Allowance for credit losses, Total	51,870		68,903		82,607
Loans, Details :
Individually evaluated for impairment	123,519		145,805
Collectively evaluated for impairment	534,853		597,619
Loans acquired with deteriorated credit quality	13,233		14,449
Loans, Total	671,605	[1]	757,873	[1]
UNBC [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	3,645		5,321
Collectively evaluated for impairment	54,705		53,857
Loans acquired with deteriorated credit quality	95		1,281
Allowance for credit losses, Total	58,445		60,459		97,023
Loans, Details :
Individually evaluated for impairment	54,259		44,469
Collectively evaluated for impairment	5,099,429		4,087,358
Loans acquired with deteriorated credit quality	100,558		70,085
Loans, Total	¥ 5,254,246	[1]	¥ 4,201,912	[1]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Loans And Allowance For Credit Losses (Loans Acquired With Deteriorated Credit Quality) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 117,468	¥ 29,483
Cash flows expected to be collected at acquisitions	77,417	2,854
Fair value of loans at acquisition	63,731	2,854
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	86,877	84,728
Additions	13,686
Accretion	(39,981)	(34,373)
Disposals
Reclassifications from nonaccretable difference	29,721	37,793
Foreign currency translation adjustments	4,875	(1,271)
Balance at end of fiscal year	95,178	86,877
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	493,111	662,369
Outstanding balance at end of fiscal year	497,265	493,111
Carrying amount at beginning of fiscal year	212,702	271,909
Carrying amount at end of fiscal year	232,334	212,702
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	826	2,854
Carrying amount at end of fiscal year	21,965	26,346
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	36,391	34,985
Additional provisions during fiscal year	5,784	5,620
Reductions of allowance during fiscal year	2,066	1,658
Balance of allowance for loan losses at end of fiscal year	¥ 37,381	¥ 36,391

Loans And Allowance For Credit Losses (Components Of Investment In Direct Financing Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing leases, net investment in direct financing leases:
Minimum lease payments receivable	¥ 677,959	¥ 565,967
Estimated residual values of leased property	22,384	17,653
Less-unearned income	(69,196)	(43,840)
Net investment in direct financing leases	¥ 631,147	¥ 539,780

Loans And Allowance For Credit Losses (Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2014	¥ 192,337
Fiscal year ending March 31, 2015	173,808
Fiscal year ending March 31, 2016	103,410
Fiscal year ending March 31, 2017	66,611
Fiscal year ending March 31, 2018	45,954
Fiscal year ending March 31, 2019 and thereafter	95,839
Total minimum lease payment receivables	¥ 677,959

Premises And Equipment (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 43,222	¥ 45,883
Accumulated depreciation on capitalized leases	29,385	31,090
BTMU's financing obligation on sales and leaseback of land and buildings	47,435	48,500
Impairment loss of long-lived assets	3,975	10,913	11,332
Impairment loss of real estate held for sale	¥ 1,932	¥ 5,209	¥ 199

Premises And Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 2,125,907	¥ 2,029,881
Less accumulated depreciation	1,066,853	1,042,407
Premises and equipment-net	1,059,054	987,474
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	379,943	381,977
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	723,902	708,223
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	767,733	687,228
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	236,353	233,123
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 17,976	¥ 19,330

Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	¥ 171,650	¥ 163,961
Software subject to amortization acquired during the period	163,748	163,060
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	5 years
Intangible assets not subject to amortization acquired	50	545
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	3,378	30,986	26,566
Written-off amount relating to disposal of software for internal use recognized in other non-interest expenses			16,370
Integrated Retail Banking Business Group [Member] | Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		8,334	6,226
Integrated Trust Assets Business Group [Member] | Customer Relationships [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		¥ 18,554	¥ 19,267

Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill, Gross	¥ 2,158,512		¥ 2,094,839	¥ 2,103,948
Accumulated impairment losses	(1,740,556)		(1,740,556)	(1,740,556)
Goodwill, Net	417,956		354,283	363,392
Goodwill acquired during the fiscal year	39,683	[1]
Foreign currency translation adjustments and other	23,990		(9,109)
Integrated Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	840,055		840,055	840,055
Accumulated impairment losses	(840,055)		(840,055)	(840,055)
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	885,234		885,234	885,234
Accumulated impairment losses	(885,234)		(885,234)	(885,234)
Foreign currency translation adjustments and other
Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	22,527		22,527	22,527
Accumulated impairment losses	(14,735)		(14,735)	(14,735)
Goodwill, Net	7,792		7,792	7,792
Foreign currency translation adjustments and other
Integrated Global Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	408,396		344,723	353,832
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	407,864		344,191	353,300
Goodwill acquired during the fiscal year	39,683	[1]
Foreign currency translation adjustments and other	23,990		(9,109)
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	152,203		152,203	152,203
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	151,671		151,671	151,671
Foreign currency translation adjustments and other
Integrated Global Business Group [Member] | UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	256,193		192,520	201,629
Goodwill, Net	256,193		192,520	201,629
Goodwill acquired during the fiscal year	39,683	[1]
Foreign currency translation adjustments and other	23,990		(9,109)
Global Markets [Member]
Goodwill [Line Items]
Goodwill, Gross	2,300		2,300	2,300
Goodwill, Net	2,300		2,300	2,300
Foreign currency translation adjustments and other

[1]	See Note 2 for the goodwill acquired in connection with acquisitions.

Goodwill And Other Intangible Assets (Other Intangible Assets Gross Carrying Amount By Major Class Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible assets subject to amortization:
Gross carrying amount	¥ 2,569,981	¥ 2,402,667
Accumulated amortization	1,715,899	1,518,470
Net carrying amount	854,082	884,197
Intangible assets not subject to amortization:
Net carrying amount	12,071	12,286
Total intangible assets, Net	866,153	896,483
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,034	9,249
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	1,640,297	1,486,013
Accumulated amortization	1,105,783	959,829
Net carrying amount	534,514	526,184
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	638,863	629,933
Accumulated amortization	456,339	418,315
Net carrying amount	182,524	211,618
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	233,360	231,209
Accumulated amortization	136,603	125,260
Net carrying amount	96,757	105,949
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	52,562	51,249
Accumulated amortization	14,430	12,261
Net carrying amount	38,132	38,988
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Gross carrying amount	4,899	4,263
Accumulated amortization	2,744	2,805
Net carrying amount	¥ 2,155	¥ 1,458

Goodwill And Other Intangible Assets (Future Amortization Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Finite-lived intangible assets, future amortization expense:
2014	¥ 199,844
2015	163,694
2016	135,027
2017	107,274
2018	¥ 74,153

Income Taxes (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Combined normal effective statutory tax rate	38.00%	40.60%	40.60%
Undistributed earning of foreign subsidiaries	¥ 28,644,000,000	¥ 26,637,000,000
Operating loss carryforwards	335,303,000,000
Tax credit carryforwards	3,526,000,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	9,632,000,000	9,170,000,000	24,639,000,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	12,800,000,000
"Amendment to the 2011 Tax Reform" and "Special Measure to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake", enacted on Nov. 30, 2011 [Member]
Income Taxes [Line Items]
Percentage of annual taxable income up to which net operating loss carryforward can be utilized		80.00%
Increase in the net operating loss carryforward period in years		2 years
Net operating loss carryforward period in years		9 years
Reduction in the effective statutory rate of corporate income tax		5.00%
Effective statutory rate of corporate income tax for years starting April 1, 2015		35.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015		38.00%
Duration for which effective statutory tax rate of 38% is applied, in years		3 years
Change in income tax expense resulting from change in tax laws		¥ 77,997,000,000

Income Taxes (Income Loss Before Income Taxes Expense Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 1,415,871	¥ 849,942		¥ 821,812
Domestic Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	898,596	1,037,891		443,304
Foreign Income (Loss) [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 517,275	¥ (187,949)	[1]	¥ 378,508

[1]	An other-than-temporary impairment loss of Morgan Stanley's common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.

Income Taxes (Current And Deferred Tax Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current:
Domestic	¥ 102,357	¥ 156,764	¥ 52,982
Foreign	60,609	79,313	70,292
Current income tax expense (benefit), Total	162,966	236,077	123,274
Deferred:
Domestic	122,804	171,889	293,450
Foreign	10,250	21,225	16,901
Deferred income tax expense (benefit), Total	133,054	193,114	310,351
Income tax expense (benefit)	296,020	429,191	433,625
Income tax expense (benefit) reported in equity relating to:
Investment securities	336,531	116,997	(185,069)
Derivatives qualifying for cash flow hedges	2,217	235	(2,250)
Pension liability adjustments	43,213	(66,573)	(69,139)
Foreign currency translation adjustments	18,537	13,230	(2,032)
Income tax expense (benefit) reported in equity, Total	400,498	63,889	(258,490)
Income tax expense (benefit), Total	¥ 696,518	¥ 493,080	¥ 175,135

Income Taxes (Tax Rate Reconciliation) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	38.00%		40.60%	40.60%
Nondeductible expenses	0.10%		0.20%	0.30%
Dividends from foreign subsidiaries	0.00%		0.10%	0.10%
Foreign tax credit and payments	(0.80%)		(2.10%)	3.30%
Lower tax rates applicable to income of subsidiaries	(0.50%)		(0.50%)	(0.60%)
Change in valuation allowance	(7.30%)		2.30%	10.60%
Realization of previously unrecognized tax effects of subsidiaries	(10.70%)	[1]	0.00%	(3.70%)
Nontaxable dividends received	(2.30%)		(3.40%)	(2.70%)
Undistributed earnings of subsidiaries	1.50%		0.20%	(1.50%)
Tax and interest expense for uncertainty in income taxes	(0.10%)		0.10%	0.20%
Expiration of loss carryforward	2.10%		4.80%	6.40%
Effect of changes in tax laws			9.10%
Other-net	0.90%		(0.90%)	(0.20%)
Effective income tax rate	20.90%		50.50%	52.80%
Reduction of income tax expense due to realization of tax benefits from liquidation of the wholly owned subsidiaries of BTMU	¥ 151,309
Reduction in effective income tax rate due to realization of tax benefits from liquidation of the wholly owned subsidiaries of BTMU	10.70%

[1]	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.

Income Taxes (Component Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Allowance for credit losses	¥ 774,612	¥ 759,199
Operating loss carryforwards	106,856	186,800
Loans	14,360	9,031
Accrued liabilities and other	355,337	461,323
Premises and equipment, including sale-and-leaseback transactions	102,217	112,185
Derivative financial instruments	64,583	67,752
Accrued severance indemnities and pension plans	164,797	206,329
Valuation allowance	(483,006)	(644,701)
Total deferred tax assets	1,099,756	1,157,918
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	488,728	37,876
Intangible assets	104,736	123,027
Lease transactions	54,025	48,124
Other	64,806	39,509
Total deferred tax liabilities	712,295	248,536
Net deferred tax assets	¥ 387,461	¥ 909,382

Income Taxes (Tax Credit And Operating Loss Carryforwards) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 335,303
Tax credit carryforwards	3,526
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2014 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,525
Tax credit carryforwards	92
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2015 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,366
Tax credit carryforwards	249
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2016 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards	61
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2017 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards	64
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2018 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	35,589
Tax credit carryforwards	70
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2019 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	8,297
Tax credit carryforwards	51
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2020 And Thereafter [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	272,788
Tax credit carryforwards	2,376
Expiration Amount With No Definite Expiration Date [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	13,738
Tax credit carryforwards	¥ 563

Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 58,588		¥ 61,297	¥ 75,479
Gross amount of increases for current year's tax positions	366		455	406
Gross amount of decreases for current year's tax positions	(49)		(339)	(1,482)
Gross amount of increases for prior years' tax positions	2,765		2,887	9,113
Gross amount of decreases for prior years' tax positions	(35,119)	[1]	(312)	(8,698)
Net amount of changes relating to settlements with tax authorities	760		(2,515)	(4,434)
Decreases due to lapse of applicable statutes of limitations			(1,123)	(1,479)
Foreign exchange translation	3,645		(1,762)	(7,608)
Balance at end of fiscal year	¥ 30,956		¥ 58,588	¥ 61,297

[1]	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years' tax positions.

Income Taxes (Schedule Of Accrued Interest And Penalties Related To Income Taxes) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of fiscal year	¥ 6,934	¥ 7,033	¥ 7,273
Total interest and penalties in the consolidated statements of income	(2,975)	27	585
Total cash settlements and foreign exchange translation	569	(126)	(825)
Balance at end of fiscal year	¥ 4,528	¥ 6,934	¥ 7,033

Income Taxes (Status Of Years Under Audit Or Open To Examination) (Detail)	12 Months Ended
Mar. 31, 2013
Domestic, Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2012 and forward
United States - Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2007 and forward
United States - California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2005 and forward
United States - New York [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2004 and forward
United States - New York City [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2004 and forward

Pledged Assets And Collateral (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Pledged Assets And Collateral [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 18,613,788,000,000
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	5,697,318,000,000	3,562,136,000,000
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	4,566,092,000,000	2,875,129,000,000
Pledged assets that may not be sold or repledged by secured parties	27,267,000,000,000
Fair value of securities received as collateral that can be resold or repledged	11,873,000,000,000	11,721,000,000,000
Fair value of securities received as collateral that have been resold or repledged	8,190,000,000,000	8,530,000,000,000
Cash collateral paid for derivative transactions included in other assets	1,573,698,000,000	1,334,968,000,000
Cash collateral received for derivative transactions included in other liabilities	¥ 366,544,000,000	¥ 272,806,000,000

Pledged Assets And Collateral (Assets Mortgaged Pledged Or Otherwise Subject To Liens) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading account securities	¥ 12,371,150
Investment securities	5,418,851
Loans	6,938,076
Other	74,796
Total	¥ 24,802,873

Pledged Assets And Collateral (Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Pledged Assets And Collateral [Line Items]
Deposits	¥ 574,617
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,313,556
Other short-term borrowings and long-term debt	9,991,343
Other	388,218
Total	¥ 24,802,873

Deposits (Narrative) (Detail)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Minimum [Member] USD ($)	Mar. 31, 2013 Minimum [Member] JPY (¥)	Mar. 29, 2013 Minimum [Member] USD ($)
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen				¥ 10,000,000
U.S.$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate					106,000
Issue amount of foreign time deposits in U.S. dollars			100,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	28,267,100,000,000	26,882,261,000,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of U.S.$100,000 or more, Foreign deposits	¥ 19,783,917,000,000	¥ 17,553,275,000,000

Deposits (Maturities Of Time Deposits) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Domestic Offices [Member]
Maturities of time deposits:
Due in one year or less	¥ 36,649,111
Due after one year through two years	6,327,060
Due after two years through three years	3,025,807
Due after three years through four years	683,254
Due after four years through five years	659,558
Due after five years	234,509
Total	47,579,299
Foreign Offices [Member]
Maturities of time deposits:
Due in one year or less	19,486,246
Due after one year through two years	265,011
Due after two years through three years	95,802
Due after three years through four years	97,479
Due after four years through five years	85,149
Due after five years	26,407
Total	¥ 20,056,094

Call Money And Funds Purchased (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Call Loans And Funds Sold And Call Money And Funds Purchased [Line Items]
Outstanding at end of fiscal year, Amount	¥ 4,010,582	¥ 2,796,221
Outstanding at end of fiscal year, Principal range of maturities	1 day to 30 days	1 day to 30 days
Outstanding at end of fiscal year, Weighted average interest rate	0.18%	0.28%

Due To Trust Account (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Due To Trust Account [Line Items]
Amount outstanding at end of fiscal year	¥ 633,029	¥ 627,331
Weighted average interest rate on outstanding balance at end of fiscal year	0.09%	0.08%

Short-Term Borrowings And Long-Term Debt (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Line Items]
Unused lines of credit for short-term financing	¥ 11,282,220	¥ 11,527,432

Short-Term Borrowings And Long-Term Debt (Schedule of Short-term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Other short-term borrowings	¥ 11,608,712	¥ 10,881,625
Less unamortized discount	114	100
Other short-term borrowings, net	11,608,598	10,881,525
Other short-term debt, weighted average interest rate	0.20%	0.23%
Domestic Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	9,077,404	9,022,439
Domestic Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,358,067	1,560,552
Domestic Offices [Member] | Borrowings From The Bank Of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	7,466,717	7,189,750
Domestic Offices [Member] | Borrowings From Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	203,120	201,139
Domestic Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	49,500	70,998
Foreign Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	2,531,308	1,859,186
Foreign Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	2,125,851	1,359,900
Foreign Offices [Member] | Borrowings From Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	386,068	472,010
Foreign Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 19,389	¥ 27,276

Short-Term Borrowings And Long-Term Debt (Schedule of Long-term Debt Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 12,182,358		¥ 12,593,062
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt	384,166		383,931
MUFG [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	59		28
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	380,500	[1]	380,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.92%
Interest rate, stated percentage rate range, maximum	4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	[1]	1,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.42%
Interest rate, stated percentage rate range, maximum	4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	470	[1]	411	[1]
Payable, currency	U.S. dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	1,207	[1]	1,098	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	430	[1],[2]	394	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt	8,628,064		9,236,942
BTMU [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	15,294		17,554
BTMU [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt	47,435		48,500
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,046,647		2,682,602
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,337,900	[1]	1,518,900	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.16%
Interest rate, stated percentage rate range, maximum	2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	639,679	[1]	513,689	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2023
Interest rate, stated percentage rate range, minimum	1.00%
Interest rate, stated percentage rate range, maximum	3.85%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	126,709	[1],[2]	98,337	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars
Maturity date range, Start	2014
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	4.05%
Interest rate, stated percentage rate range, maximum	5.58%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	10,297	[1]	7,238	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.10%
Interest rate, stated percentage rate range, maximum	0.50%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	383	[1]	395	[1]
Payable, currency	U.S. dollars
Maturity date	2018
Interest rate, stated percentage	7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	384	[1],[2]	320	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2014
Interest rate, stated percentage rate range, minimum	2.13%
Interest rate, stated percentage rate range, maximum	5.65%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	20,000	[1]	20,000	[1]
Payable, currency	Japanese yen
Maturity date	2014
Interest rate, stated percentage	1.57%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	93,667	[1]	40,898	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2014
Maturity date range, End	2016
Interest rate, stated percentage rate range, minimum	0.74%
Interest rate, stated percentage rate range, maximum	0.95%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	29,379	[1],[2]	25,635	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars
Maturity date	2015
Interest rate, stated percentage	4.38%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	780,410	[1]	457,190	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2014
Maturity date range, End	2023
Interest rate, stated percentage rate range, minimum	0.45%
Interest rate, stated percentage rate range, maximum	0.82%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	7,839	[1]
Payable, currency	Euro
Maturity date range, Start	2014
Maturity date range, End	2021
Interest rate, stated percentage rate range, minimum	0.40%
Interest rate, stated percentage rate range, maximum	0.43%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,813,695		4,510,501
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,579,037	[1]	2,135,169	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2031
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	233,419	[1]	225,737	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2016
Maturity date range, End	2035
Interest rate, stated percentage rate range, minimum	0.63%
Interest rate, stated percentage rate range, maximum	2.24%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	118,177	[1]	105,260	[1]
Payable, currency	U.S. dollars
Maturity date	2013
Interest rate, stated percentage	6.76%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	93,700	[1]	93,700	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	0.89%
Interest rate, stated percentage rate range, maximum	1.69%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	395,600	[1]	535,600	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2028
Interest rate, stated percentage rate range, minimum	0.32%
Interest rate, stated percentage rate range, maximum	2.86%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	891,199	[1]	901,100	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.07%
Interest rate, stated percentage rate range, maximum	4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt			41,095	[1]
Payable, currency	U.S. dollars
Maturity date	2017
Interest rate, stated percentage	0.97%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	221,018	[1]	201,366	[1]
Payable, currency	U.S. dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt			10,980	[1]
Payable, currency	Euro
Maturity date	2017
Interest rate, stated percentage	1.58%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VI [Member]
Debt Instrument [Line Items]
Long-term debt	158,760	[1]	144,387	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VII [Member]
Debt Instrument [Line Items]
Long-term debt	80,885	[1],[2]	74,207	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	41,900	[1]	41,900	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2020
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.49%
Interest rate, stated percentage rate range, maximum	0.93%
BTMU [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	1,516,893		1,977,785
Maturity date range, Start	2013
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.31%
Interest rate, stated percentage rate range, maximum	5.90%
BTMU [Member] | Payable Under Repurchase Agreements [Member]
Debt Instrument [Line Items]
Long-term debt	188,100
Maturity date	2018
Interest rate, stated percentage	1.48%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	3,170,128		2,972,189
Other Subsidiaries [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	10,286		11,489
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	2,232,976		2,051,565
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	547,746	[1]	444,346	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2041
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	7.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	46,849	[1]	18,869	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	8.10%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	10,389	[1],[2]	4,945	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date range, Start	2013
Maturity date range, End	2037
Interest rate, stated percentage rate range, minimum	0.50%
Interest rate, stated percentage rate range, maximum	10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	1,199,685	[1]	1,090,919	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2043
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	11.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	403,809	[1]	476,431	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	2,006	[1],[2]	14,843	[1],[2]
Payable, currency	other currencies excluding Japanese yen, U.S. dollars, Euro
Maturity date range, Start	2014
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	12.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	22,492	[1]	1,212	[1]
Payable, currency	Euro
Maturity date range, Start	2013
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	1.76%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	911,075		885,873
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	435,544	[1]	412,931	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2030
Interest rate, stated percentage rate range, minimum	0.56%
Interest rate, stated percentage rate range, maximum	2.98%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	105,096	[1]	90,116	[1]
Payable, currency	U.S. dollars
Maturity date range, Start	2013
Maturity date range, End	2036
Interest rate, stated percentage rate range, minimum	2.01%
Interest rate, stated percentage rate range, maximum	10.35%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	72,300	[1]	86,300	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2020
Interest rate, stated percentage rate range, minimum	1.56%
Interest rate, stated percentage rate range, maximum	2.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	105,744	[1]	101,496	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.93%
Interest rate, stated percentage rate range, maximum	3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	192,391	[1]	195,030	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2013
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.56%
Interest rate, stated percentage rate range, maximum	1.61%
Other Subsidiaries [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	¥ 15,791		¥ 23,262
Maturity date range, Start	2013
Maturity date range, End	2015
Interest rate, stated percentage rate range, minimum	0.44%
Interest rate, stated percentage rate range, maximum	6.10%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Thai baht, Russian ruble etc, have been summarized into the "Other currencies" classification.

Short-Term Borrowings And Long-Term Debt (Schedule Of Long Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term debt by maturity:
2014	¥ 1,637,469
2015	1,458,627
2016	1,178,946
2017	871,192
2018	1,012,967
2019 and thereafter	6,023,157
Total	12,182,358	12,593,062
MUFG [Member]
Long-term debt by maturity:
2014	17
2015	15
2016	8
2017	5
2018	2
2019 and thereafter	384,119
Total	384,166	383,931
BTMU [Member]
Long-term debt by maturity:
2014	1,060,289
2015	1,068,006
2016	873,692
2017	561,434
2018	730,544
2019 and thereafter	4,334,099
Total	8,628,064	9,236,942
Other Subsidiaries [Member]
Long-term debt by maturity:
2014	577,163
2015	390,606
2016	305,246
2017	309,753
2018	282,421
2019 and thereafter	1,304,939
Total	¥ 3,170,128

Severance Indemnities And Pension Plans (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Age	Mar. 31, 2012	Mar. 31, 2011
Severance Indemnities And Pension Plans [Line Items]
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year	¥ 11,234	¥ 34,600	¥ 17,098
Lump-sum termination benefits paid during the fiscal year, MUSHD		20,512
Defined contribution plan cost recognized during the fiscal year	¥ 6,396	¥ 5,775	¥ 5,525

Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 38,840	¥ 39,709	¥ 39,713
Interest costs on projected benefit obligation	26,648	31,509	33,184
Expected return on plan assets	(48,106)	(55,336)	(56,105)
Amortization of net actuarial loss	42,496	29,424	15,600
Amortization of prior service cost	(12,309)	(11,534)	(10,576)
Loss on settlements and curtailment	2,600	4,378	3,706
Net periodic benefit cost	50,169	38,150	25,522
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	8,098	6,328	6,092
Interest costs on projected benefit obligation	10,716	10,649	10,900
Expected return on plan assets	(14,169)	(14,216)	(16,220)
Amortization of net actuarial loss	8,030	6,221	1,386
Amortization of prior service cost	54	35	51
Loss on settlements and curtailment	95	40
Net periodic benefit cost	12,824	9,057	2,209
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	1,114	968	909
Interest costs on projected benefit obligation	1,135	1,192	1,335
Expected return on plan assets	(1,030)	(1,106)	(1,086)
Amortization of net actuarial loss	715	514	516
Amortization of prior service cost	(59)	(57)	(61)
Amortization of net obligation at transition	105	105	115
Loss on settlements and curtailment	(3)
Net periodic benefit cost	¥ 1,977	¥ 1,616	¥ 1,728

Severance Indemnities And Pension Plans (Assumptions Used) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	1.55%	1.91%	2.05%
Weighted-average assumptions used, Discount rates in determining benefit obligation	1.25%	1.55%	1.91%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.31%	3.23%	3.06%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.07%	3.31%	3.23%
Weighted-average assumptions used, Expected rates of return on plan assets	2.78%	3.11%	2.98%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	4.73%	5.67%	6.10%
Weighted-average assumptions used, Discount rates in determining benefit obligation	4.25%	4.73%	5.67%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	4.60%	4.67%	4.72%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	4.58%	4.60%	4.67%
Weighted-average assumptions used, Expected rates of return on plan assets	6.92%	7.49%	7.49%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	4.70%	5.36%	6.04%
Weighted-average assumptions used, Discount rates in determining benefit obligation	4.01%	4.70%	5.36%
Weighted-average assumptions used, Expected rates of return on plan assets	7.50%	8.00%	8.00%

Severance Indemnities And Pension Plans (Assumed Health Care Cost Trend Rate) (Detail) (Forecast [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	8.31%	[1]	8.90%	[1]
Ultimate trend rate	4.50%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2021	[1]	2018	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	¥ 359
Effect of one percentage point decrease on total of service and interest cost components	(292)
Effect of one percentage point increase on postretirement benefit obligation	3,073
Effect of one percentage point decrease on postretirement benefit obligation	(2,584)
Other Than UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	7.50%	[1]	7.50%	[1]
Ultimate trend rate	4.50%	[1]	4.50%	[1]
Year the rate reaches the ultimate trend rate	2017	[1]	2018	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	79
Effect of one percentage point decrease on total of service and interest cost components	(59)
Effect of one percentage point increase on postretirement benefit obligation	1,372
Effect of one percentage point decrease on postretirement benefit obligation	¥ (1,046)

[1]	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2011 and 2012, respectively.

Severance Indemnities And Pension Plans (Change In Benefit Obligation And Plan Assets Amount Recognized In Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 117,873		¥ 65,590
Accrued benefit cost	(96,844)		(141,904)
Withdrawal of assets from employee retirement benefit trusts by MUTB	(44,851)
Domestic Subsidiaries, Non-Contributory Pension Benefits And SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,383,933		1,328,152
Defined Benefit Plan, Service Cost	34,182		33,605
Defined Benefit Plan, Interest Cost	20,510		24,394
Acquisitions / Divestitures	8		(268)
Amendments			(27,159)
Actuarial loss	65,369		86,204
Benefits paid	(55,396)		(63,968)
Lump-sum payment	(15,445)		(15,613)
Translation adjustments and other			18,586	[1]
Benefit obligation at end of fiscal year	1,433,161		1,383,933
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,317,074		1,348,510
Actual return (loss) on plan assets	174,467		(18,132)
Employer contributions	26,314		28,135
Acquisitions / Divestitures	(53)		(36)
Benefits paid	(55,396)		(63,968)
Translation adjustments and other			22,565	[1]
Fair value of plan assets at end of fiscal year	1,462,406		1,317,074
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	60,279		17,969
Accrued benefit cost	(31,034)		(84,828)
Net amount recognized	29,245		(66,859)
Domestic Subsidiaries, Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	389,264		381,457
Defined Benefit Plan, Service Cost	4,658		6,104
Defined Benefit Plan, Interest Cost	6,138		7,115
Plan participants' contributions			726
Actuarial loss	15,583		26,491
Benefits paid	(11,216)		(14,043)
Translation adjustments and other			(18,586)	[1]
Benefit obligation at end of fiscal year	404,427		389,264
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	433,710		451,373
Actual return (loss) on plan assets	64,893		1,574
Employer contributions	15,635		16,645
Plan participants' contributions			726
Benefits paid	(11,216)		(14,043)
Translation adjustments and other	(44,851)	[2]	(22,565)	[1]
Fair value of plan assets at end of fiscal year	458,171		433,710
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	53,744		44,446
Net amount recognized	53,744		44,446
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	225,361		195,080
Defined Benefit Plan, Service Cost	8,098		6,328		6,092
Defined Benefit Plan, Interest Cost	10,716		10,649		10,900
Plan participants' contributions	14		13
Amendments	302		98
Actuarial loss	23,154		30,020
Benefits paid	(13,161)		(6,845)
Lump-sum payment	(440)		(754)
Translation adjustments and other	29,180		(9,228)
Benefit obligation at end of fiscal year	283,224		225,361		195,080
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	182,791		190,130
Actual return (loss) on plan assets	24,787		4,528
Employer contributions	14,807		2,835
Plan participants' contributions	14		13
Benefits paid	(13,161)		(6,845)
Translation adjustments and other	23,843		(7,870)
Fair value of plan assets at end of fiscal year	233,081		182,791		190,130
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	3,850		3,175
Accrued benefit cost	(53,993)		(45,745)
Net amount recognized	(50,143)		(42,570)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	24,701		23,653
Defined Benefit Plan, Service Cost	1,114		968		909
Defined Benefit Plan, Interest Cost	1,135		1,192		1,335
Plan participants' contributions	450		420
Actuarial loss	975		958
Benefits paid	(1,673)		(1,655)
Translation adjustments and other	3,300		(835)
Benefit obligation at end of fiscal year	30,002		24,701		23,653
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	13,370		14,043
Actual return (loss) on plan assets	1,866		78
Employer contributions	1,144		1,128
Plan participants' contributions	450		420
Benefits paid	(1,673)		(1,655)
Translation adjustments and other	3,028		(644)
Fair value of plan assets at end of fiscal year	18,185		13,370		14,043
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(11,817)		(11,331)
Net amount recognized	¥ (11,817)		¥ (11,331)

[1]	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.
[2]	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees' pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.

Severance Indemnities And Pension Plans (Accumulated Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,808,001	¥ 1,747,624
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 262,200	¥ 209,145

Severance Indemnities And Pension Plans (Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 96,622	¥ 1,332,424
Accumulated benefit obligations	89,166	1,308,177
Fair value of plan assets	65,601	1,247,873
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	264,204	209,930
Accumulated benefit obligations	243,268	193,899
Fair value of plan assets	¥ 210,793	¥ 164,314

Severance Indemnities And Pension Plans (Accumulated Other Comprehensive Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 488,936	¥ 644,335
Prior service cost	(46,580)	(58,889)
Gross pension liability adjustments	442,356	585,446
Taxes	(183,884)	(235,331)
Net pension liability adjustments	258,472	350,115
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	98,654	85,384
Prior service cost	386	127
Gross pension liability adjustments	99,040	85,511
Taxes	(38,585)	(33,581)
Net pension liability adjustments	60,455	51,930
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	8,314	7,982
Prior service cost	(100)	(148)
Net obligation at transition		102
Gross pension liability adjustments	8,214	7,936
Taxes	(3,212)	(3,126)
Net pension liability adjustments	¥ 5,002	¥ 4,810

Severance Indemnities And Pension Plans (Change In Other Comprehensive Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (110,303)	¥ 184,611
Prior service cost arising during the year		(27,159)
Losses (gains) due to amortization:
Net actuarial loss	(42,496)	(29,424)
Prior service cost	12,309	11,534
Curtailment and settlement	(2,600)	(4,378)
Total changes in Accumulated other comprehensive income (loss)	(143,090)	135,184
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	11,326	40,553
Prior service cost arising during the year	270	(3)
Losses (gains) due to amortization:
Net actuarial loss	(8,030)	(6,221)
Prior service cost	(54)	(35)
Curtailment and settlement	(95)	(40)
Foreign currency translation adjustments	10,112	(3,342)
Total changes in Accumulated other comprehensive income (loss)	13,529	30,912
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	141	2,093
Prior service cost arising during the year		(29)
Losses (gains) due to amortization:
Net actuarial loss	(715)	(514)
Prior service cost	59	57
Net obligation at transition	(105)	(105)
Curtailment and settlement	3
Foreign currency translation adjustments	895	(339)
Total changes in Accumulated other comprehensive income (loss)	¥ 278	¥ 1,163

Severance Indemnities And Pension Plans (Expected Amounts That Will Be Amortized From Accumulated Other Comprehensive Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Expected amounts that will be amortized from accumulated OCI in next fiscal year:
Net actuarial loss	¥ 24,986
Prior service cost	(11,793)
Total	13,193
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Expected amounts that will be amortized from accumulated OCI in next fiscal year:
Net actuarial loss	10,244
Prior service cost	40
Total	10,284
Foreign Offices And Subsidiaries, Other Benefits [Member]
Expected amounts that will be amortized from accumulated OCI in next fiscal year:
Net actuarial loss	610
Prior service cost	(59)
Total	¥ 551

Severance Indemnities And Pension Plans (Target Allocation Of Plan Assets) (Detail)	12 Months Ended
Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	37.80%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	40.00%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	11.80%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	4.80%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.60%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.20%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	56.60%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.50%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	9.50%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.20%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices And Subsidiaries, Other Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	70.00%
Foreign Offices And Subsidiaries, Other Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.00%

Severance Indemnities And Pension Plans (Schedule Of Contributions To Plan Assets) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 42.4
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	36.1
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 1.8

Severance Indemnities And Pension Plans (Expected Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2014	¥ 76,676
For the fiscal year ending March 31, 2015	79,121
For the fiscal year ending March 31, 2016	80,703
For the fiscal year ending March 31, 2017	81,475
For the fiscal year ending March 31, 2018	82,010
Thereafter (for the fiscal year ending March 31, 2019-2023)	406,746
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2014	8,418
For the fiscal year ending March 31, 2015	9,236
For the fiscal year ending March 31, 2016	9,878
For the fiscal year ending March 31, 2017	10,605
For the fiscal year ending March 31, 2018	11,569
Thereafter (for the fiscal year ending March 31, 2019-2023)	73,374
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2014	1,470
For the fiscal year ending March 31, 2015	1,548
For the fiscal year ending March 31, 2016	1,631
For the fiscal year ending March 31, 2017	1,725
For the fiscal year ending March 31, 2018	1,826
Thereafter (for the fiscal year ending March 31, 2019-2023)	¥ 10,408

Severance Indemnities And Pension Plans (Fair Value Of Plan Assets Pension Benefits And Sip Investments Domestic Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 1 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 1 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 3 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 3 [Member]		Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 1 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 1 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Marketable Equity Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Japanese Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Marketable Equity Securities [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member] Level 2 [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese General Account Of Life Insurance Companies [Member] Level 2 [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member] Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets			¥ 1,920,577	¥ 1,750,784	¥ 773,666	¥ 683,858	¥ 1,085,300	¥ 1,011,439	¥ 61,611	¥ 55,487	¥ 52,957	¥ 76,763	¥ 72,752	¥ 76,763	¥ 72,752	¥ 16,659	¥ 42,880	¥ 13,898	¥ 42,290	¥ 2,761	¥ 590	¥ 24,802	[1]	¥ 41,638	[1]	¥ 151	[1]	¥ 1,169	[1]	¥ 18,517	[1]	¥ 34,474	[1]	¥ 6,134	[1]	¥ 5,995	[1]	¥ 6,356	¥ 661,980	[2]	¥ 546,193	[2]	¥ 661,832	[2]	¥ 546,179	[2]	¥ 148	[2]	¥ 14	[2]	¥ 19,593	¥ 19,667	¥ 19,386	¥ 19,048	¥ 207	¥ 532		¥ 87	¥ 93	¥ 729,104	¥ 616,256	¥ 722,258	¥ 607,948	¥ 6,846	¥ 8,308	¥ 8,814	¥ 46,175	[2]	¥ 61,569	[2]	¥ 46,175	[2]	¥ 61,569	[2]	¥ 403,006	[1]	¥ 267,889	[1]	¥ 403,006	[1]	¥ 267,889	[1]	¥ 190,367	¥ 164,195	¥ 190,367	¥ 164,195	¥ 71,933	¥ 81,361	¥ 65,087	¥ 75,554	¥ 6,846	¥ 5,807	¥ 6,313	¥ 17,623	¥ 41,242	¥ 17,623	¥ 38,741		¥ 2,501	¥ 2,501	¥ 147,151	¥ 133,828	¥ 98,520	¥ 92,731	¥ 48,631	¥ 41,097	¥ 37,694	¥ 163,503	[3]	¥ 166,184	[3]	¥ 163,503	[3]	¥ 166,184	[3]	¥ 81,022	¥ 111,386	¥ 1,636	¥ 2,420	¥ 79,386	¥ 108,966
Fair value of debt securities issued by the MUFG Group included in plan assets	471	828
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%	0.05%
Fair value of common stocks issued by the MUFG Group included in plan assets	¥ 6,864	¥ 5,152
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.32%	0.29%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.17%	1.17%

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,152 million (0.29% of plan assets) and ¥6,864 million (0.32% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2011 to March 31, 2012 and 1.17% from April 1, 2012 to March 31, 2013.

Severance Indemnities And Pension Plans (Fair Value Of Plan Assets Pension Benefits And Sip Investments Foreign Offices And Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 3 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 3 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 3 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets					¥ 233,081	¥ 182,791	¥ 190,130	¥ 106,141	¥ 87,521	¥ 110,471	¥ 82,644	¥ 16,469	¥ 12,626	¥ 10,338	¥ 7,600	¥ 7,446	¥ 1,551	¥ 7,600	¥ 5,895	¥ 33,315	[1]	¥ 10,382	[1]	¥ 33,315	[1]	¥ 10,382	[1]	¥ 13,720	¥ 11,372	¥ 13,720	¥ 11,372	¥ 171,136	[2]	¥ 152,394	[2]	¥ 91,582	¥ 74,530	¥ 65,068	¥ 65,582	¥ 14,486	¥ 12,282	¥ 9,982	¥ 7,310	¥ 1,197	¥ 839	¥ 68	¥ 4,488	¥ 785	¥ 1,983	¥ 344	¥ 356
Fair value of debt securities issued by the MUFG Group included in plan assets	471		828
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%		0.05%
Mutual funds held by UNBC		87,243		69,643
Real estate funds held by UNBC		¥ 13,531		¥ 20,706

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.

Severance Indemnities And Pension Plans (Fair Value Of Plan Assets Other Post Retirement Plan Investments) (Detail) (Foreign Offices And Subsidiaries, Other Benefits [Member], JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 18,185		¥ 13,370		¥ 14,043
Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	8,901		7,491
Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	9,284		5,879
Other Debt Securities [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	3,619
Other Debt Securities [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	3,619
Other Investment Funds [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	8,901	[1]	13,370	[1]
Other Investment Funds [Member] | Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	8,901	[1]	7,491	[1]
Other Investment Funds [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets			5,879	[1]
Other Investments [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	5,665
Other Investments [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 5,665

[1]	Other investment funds mainly consist of mutual funds and common collective funds.

Severance Indemnities And Pension Plans (Reconciliation Of Fair Value Of Plan Assets Measured Using Unobservable Input) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	¥ 1,920,577	¥ 1,750,784	¥ 24,802	[1]	¥ 41,638	[1]	¥ 19,593	¥ 19,667	¥ 729,104	¥ 616,256	¥ 71,933	¥ 81,361	¥ 17,623	¥ 41,242	¥ 147,151	¥ 133,828	¥ 81,022	¥ 111,386	¥ 233,081	¥ 182,791	¥ 190,130	¥ 33,315	[1]	¥ 10,382	[1]	¥ 13,720	¥ 11,372	¥ 171,136	[2]	¥ 152,394	[2]	¥ 7,310	¥ 1,197	¥ 55,487	¥ 52,957	¥ 5,995	[1]	¥ 6,356		¥ 87	¥ 93	¥ 8,308	¥ 8,814	¥ 5,807	¥ 6,313	¥ 2,501	¥ 2,501	¥ 41,097	¥ 37,694		¥ 12,626	¥ 10,338	¥ 12,282	¥ 9,982	¥ 344	¥ 356
Defined benefit plan, Realized gains (losses)																																		(341)	65	18		45		30			12		12			(389)	1	7
Defined benefit plan, Unrealized gains (losses)																																		5,448	1,652	409		298			(6)	1,042	444	1,042	444			3,997	917	(1)	2,283	542	1,075	577	1,208	(35)
Defined benefit plan, Purchases, sales and settlements																																		(4,871)	402	(248)		(637)		(117)		(3)	(962)	(3)	(962)			(4,503)	2,073	(72)	1,560	1,746	1,129	1,723	431	23
Defined benefit plan, Transfer into Level 3																																		8,429	586			108										8,429	412	66
Defined benefit plan, Transfer out of Level 3																																		(2,541)	(175)	(40)		(175)				(2,501)				(2,501)
Fair value of plan assets at end of fiscal year	¥ 1,920,577	¥ 1,750,784	¥ 24,802	[1]	¥ 41,638	[1]	¥ 19,593	¥ 19,667	¥ 729,104	¥ 616,256	¥ 71,933	¥ 81,361	¥ 17,623	¥ 41,242	¥ 147,151	¥ 133,828	¥ 81,022	¥ 111,386	¥ 233,081	¥ 182,791	¥ 190,130	¥ 33,315	[1]	¥ 10,382	[1]	¥ 13,720	¥ 11,372	¥ 171,136	[2]	¥ 152,394	[2]	¥ 7,310	¥ 1,197	¥ 61,611	¥ 55,487	¥ 6,134	[1]	¥ 5,995	[1]		¥ 87	¥ 6,846	¥ 8,308	¥ 6,846	¥ 5,807		¥ 2,501	¥ 48,631	¥ 41,097		¥ 16,469	¥ 12,626	¥ 14,486	¥ 12,282	¥ 1,983	¥ 344

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.

Other Assets And Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Marketable equity securities included in investments in equity method investees, carrying value	¥ 788,250	¥ 625,800
Marketable equity securities included in investment in equity method investees, aggregated market values	1,203,241	945,983
Investment in equity method investees, recognized impairment losses of other than temporary declines in the value of investments in certain affiliated companies	14,635	580,474	46,804
MSMS [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	174,935	171,690
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	¥ 664,031	¥ 497,363
Equity method investment, Ownership percentage	22.04%

Other Assets And Liabilities (Components Of Other Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Account receivable, Receivable from brokers, dealers and customers for securities transactions	¥ 1,217,164	¥ 2,028,601
Account receivable, Other	956,000	829,548
Investments in equity method investees	1,273,847	1,130,640
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)		204,956	362,695
Prepaid benefit cost (Note 13)	117,873	65,590
Cash collateral paid (Note 8)	1,573,698	1,334,968
Other assets, Other	1,647,213	1,735,535
Other assets, Total	6,785,795	7,329,838
Other liabilities:
Account payable, Payables to brokers, dealers and customers for securities transactions	1,047,514	1,897,972
Account payable, Other	1,053,294	1,064,692
Deferred tax liabilities	127,218	41,013
Allowance for off-balance sheet credit instruments	55,915	60,481
Accrued benefit cost (Note 13)	96,844	141,904
Guarantees and indemnifications	50,433	48,092
Cash collateral received (Note 8)	366,544	272,806
Accrued and other liabilities	2,250,927	2,025,671
Other liabilities, Total	¥ 5,048,689	¥ 5,552,631

Other Assets And Liabilities (Summarized Financial Information On Largest Equity Method Investee) (Detail) (Morgan Stanley [Member], JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 25,134	¥ 22,884
Federal funds sold and securities purchased under agreements to resell	13,206	11,215
Securities borrowed	12,765	11,639
Total assets	75,370	64,193
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Trading liabilities	12,459	10,765
Securities sold under agreements to repurchase and Securities loaned	15,012	8,821
Long-term borrowings	15,532	14,525
Total liabilities	68,740	58,391
Nonredeemable noncontrolling interests	317	680
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	2,271	2,517	2,561
Total non-interest expenses	2,105	2,084	2,164
Income from continuing operations before income taxes	166	433	397
Net income applicable to Morgan Stanley	¥ 100	¥ 244	¥ 335

Other Assets And Liabilities (Summarized Financial Information On Equity Method Investees Excluding Largest Investee) (Detail) (Equity Method Investees Other Than Morgan Stanley [Member], JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Method Investees Other Than Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 7,673	¥ 11,214
Total assets	12,906	17,657
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	2,729	6,830
Total liabilities	9,455	13,973
Noncontrolling interests	181	140
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	444	475	538
Total interest expense	92	98	109
Net interest income	352	377	429
Provision for credit losses	55	51	126
Income (loss) before income tax expense (benefit)	163	128	(83)
Net income (loss)	¥ 124	¥ 75	¥ (118)

Preferred Stock (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2009	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Preferred stock, value	¥ 442,100,000,000		¥ 442,100,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value	442,100,000,000		442,100,000,000	442,100,000,000
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Company Law, Minimum	50.00%
Preferred Stock [Member] | Preferred Stock, Class 1 [Member]
Class of Stock [Line Items]
Preferred stock, value	122,100,000,000		122,100,000,000	122,100,000,000
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Number of shares authorized	120,000,000
Preferred stock, value	125,000,000,000		125,000,000,000	125,000,000,000
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares authorized	400,000,000
Liquidation distribution per share	¥ 2,500
Preferred stock, value	¥ 195,000,000,000		¥ 195,000,000,000	¥ 195,000,000,000
Annual dividend per share, Maximum	¥ 250
Dividend payment, terms	¥115 per share annually, except as of March 31, 2009
Annual dividend per share	¥ 115	¥ 43
Preferred Stock [Member] | Preferred Stock, Class 6 [Member]
Class of Stock [Line Items]
Number of shares authorized	200,000,000
Preferred Stock [Member] | Preferred Stock, Class 7 [Member]
Class of Stock [Line Items]
Number of shares authorized	200,000,000
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares authorized	1,000
Liquidation distribution per share	¥ 1,000
Annual dividend per share	¥ 5.3
Contract term up to July 31, 2014	At an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.
Initial conversion price per share	¥ 918.7
Number of trading days of average market price of the common stock used for calculation of conversion price to be reset	30 days
Floor reset price per share of preferred stock converted into common stock	¥ 918.7
Adjusted acquisition price and acquisition floor price per share on Dec. 15, 2008	¥ 889.6
Adjusted acquisition price and acquisition floor price per share on Jan. 14, 2009	¥ 888.4
Adjusted acquisition price and acquisition floor price per share on Dec. 21, 2009	¥ 867.6
Adjusted acquisition price and acquisition floor price per share on Dec. 25, 2009	¥ 865.9
Contract term on mandatory conversion, Aug. 1, 2014	Mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60
Conversion ratio on Aug. 1, 2014	1,000
Number of trading days prior to August 1, 2014 from when the calculation of the average market price of the common stock starts	45 days
Adjusted conversion price per share	¥ 802.6

Preferred Stock (Preferred Stock Issued And Outstanding Details) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	156,001,000	156,001,000	156,001,000
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares, Net change during the fiscal year
Number of shares, Outstanding at end of fiscal year	156,000,000	156,000,000	156,000,000
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares, Net change during the fiscal year
Number of shares, Outstanding at end of fiscal year	1,000	1,000	1,000

Preferred Stock (Preferred Stock Aggregate Liquidation Preference) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	¥ 390,001	¥ 390,001	¥ 390,001
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Net change during the fiscal year
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	390,000	390,000	390,000
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Net change during the fiscal year
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	¥ 1	¥ 1	¥ 1

Common Stock And Capital Surplus (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Minimum [Member]
Class of Stock [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account	50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	5.00%
Maximum [Member]
Class of Stock [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	10.00%
Common Stock [Member]
Class of Stock [Line Items]
Potential increase (decrease) in capital accounts and corresponding reduction (increase) of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991	1,910,106
Unappropriated Retained Earnings (Accumulated Deficit) [Member]
Class of Stock [Line Items]
Potential increase (decrease) in capital accounts and corresponding reduction (increase) of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991	(1,910,106)

Common Stock And Capital Surplus (Changes In Number Of Issued Shares Of Common Stock) (Detail) (Common Stock [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Common Stock [Member]
Class of Stock [Line Items]
Balance at beginning of fiscal year	14,154,534,220	14,150,894,620	14,148,414,920
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	4,051,500	3,639,600	2,479,700
Balance at end of fiscal year	14,158,585,720	14,154,534,220	14,150,894,620

Retained Earnings Legal Reserve And Dividends (Narrative) (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Under The Company Law [Member]	Mar. 31, 2013 Under The Banking Law [Member]	Mar. 31, 2013 Under The Code And Japanese GAAP [Member]	Oct. 01, 2005 Under The Code And Japanese GAAP [Member]	Apr. 02, 2001 Under The Code And Japanese GAAP [Member]
Retained Earnings Appropriated And Transferred [Line Items]
Minimum percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve			10.00%	20.00%
Maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital			25.00%	100.00%
Maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital			25.00%	100.00%
Common stock issued, Value	¥ 1,646,035,000,000	¥ 1,645,144,000,000					¥ 924,400,000,000
Preferred stock issued, Value	442,100,000,000	442,100,000,000					222,100,000,000
Legal capital surplus	6,348,133,000,000	6,378,619,000,000				3,577,570,000,000	2,838,693,000,000
Common stock and preferred stock issued, Value						1,383,052,000,000
Retained earnings						757,458,000,000
MUFG's amount available for dividends					¥ 4,377,224,000,000

Noncontrolling Interests (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deconsolidation of subsidiaries:
Gains (losses) recognized due to deconsolidated of subsidiaries	¥ (17,585)	¥ (9,492)	¥ (10,323)

Noncontrolling Interests (Changes In M U F Gs Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	416,231	452,645
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)			20,550
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)		(20,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	(30,655)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Other	(412)	759	3,859
Net transfers from (to) the noncontrolling interest shareholders	(31,067)	(19,241)	24,409
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 1,038,057	¥ 396,990	¥ 477,054

Regulatory Capital Requirements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices [Member]	Mar. 31, 2013 Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices [Member] Minimum [Member]	Mar. 31, 2012 Under the Guidelines Applicable to Japanese Banking Institutions Without International Operations Conducted by Foreign Offices [Member] Minimum [Member]	Mar. 31, 2012 Under Basel II [Member]	Mar. 31, 2012 Under Basel II [Member] Maximum [Member]	Mar. 31, 2012 Under Basel II [Member] Minimum [Member]	Mar. 31, 2013 Under Basel III [Member]	Dec. 31, 2012 Union Bank [Member]		Dec. 31, 2011 Union Bank [Member]		Mar. 31, 2012 MUFG, BTMU And MUTB [Member] Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices [Member] Minimum [Member]	Mar. 31, 2013 MUMSS And Other Securities Subsidiaries [Member] Under Basel III [Member] Minimum [Member]	Mar. 31, 2013 MUMSS [Member] Under Basel III [Member]	Mar. 31, 2012 MUMSS [Member] Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	3.50%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.50%							4.00%		4.00%
Capital adequacy ratio required		8.00%						8.00%		8.00%		8.00%
Tier II capital factor, percentage of general reserve for credit losses out of risk-weighted assets					1.25%
Tier II capital factor, percentage of the unrealized gains on investment securities available for sale				45.00%			45.00%
Tier II capital factor, percentage of the land revaluation excess				45.00%			45.00%
Tier II capital factor, percentage of the balance of perpetual subordinated debt and the balance of subordinated debt with an original maturity of over five years subject to some limitations, out of Tier I capital					50.00%
Percentage of capital base that must be maintained in the form of Tier I Capital						50.00%
Capital ratio which will call another set of capital adequacy requirements for a banking institution			4.00%
Risk weighted threshold of items not deducted from Common Equity Tier I capital							250.00%
Capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Law and related ordinance													120.00%
Capital ratio requirement for financial instruments firms which will call for regulatory reporting													140.00%
Capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration													100.00%
Amount of capital accounts less certain fixed assets														¥ 388,163	¥ 387,677
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks														315.80%	328.60%
A minimum total risk based capital ratio to be categorized as "well capitalized"								10.00%		10.00%
Tier I risk-based capital ratio to be categorized as "well capitalized"								6.00%		6.00%
Tier I leverage ratio to be categorized as "well capitalized"								5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.

Regulatory Capital Requirements (Risk Adjusted Capital Amounts And Ratios Japan) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012 Under Basel II [Member] Stand-Alone, BTMU [Member]	Mar. 31, 2012 Under Basel II [Member] Stand-Alone, MUTB [Member]	Mar. 31, 2012 Under Basel II [Member] Consolidated Entities [Member]	Mar. 31, 2012 Under Basel II [Member] Consolidated, BTMU [Member]	Mar. 31, 2012 Under Basel II [Member] Consolidated, MUTB [Member]	Mar. 31, 2013 Under Basel III [Member] Stand-Alone, BTMU [Member]	Mar. 31, 2013 Under Basel III [Member] Stand-Alone, MUTB [Member]	Mar. 31, 2013 Under Basel III [Member] Consolidated Entities [Member]	Mar. 31, 2013 Under Basel III [Member] Consolidated, BTMU [Member]	Mar. 31, 2013 Under Basel III [Member] Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	¥ 11,514,330	¥ 1,899,969	¥ 12,742,525	¥ 11,716,158	¥ 1,869,189	¥ 11,501,001	¥ 2,039,037	¥ 14,673,951	¥ 12,034,152	¥ 2,035,576
Total capital to risk-weighted assets, Actual ratio	17.41%	15.76%	14.91%	16.27%	15.74%	18.52%	17.94%	16.68%	17.51%	17.79%
Tier I capital, Actual amount	8,333,966	1,410,875	10,522,282	8,473,187	1,470,672	8,685,464	1,502,425	11,214,815	9,015,774	1,575,140
Tier I capital to risk-weighted assets, Actual ratio	12.60%	11.71%	12.31%	11.76%	12.38%	13.99%	13.22%	12.74%	13.11%	13.77%
Common Equity Tier I capital, Actual amount						7,301,380	1,419,797	10,300,558	8,052,750	1,500,578
Common Equity Tier I capital to risk-weighted assets, Actual ratio						11.76%	12.49%	11.70%	11.71%	13.12%
Total capital, Amount for capital adequacy purposes	5,290,104	963,872	6,836,528	5,759,478	949,729	4,966,322	908,852	7,037,491	5,497,550	914,984
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	2,645,052	481,936	3,418,264	2,879,739	474,864	2,793,556	511,229	3,958,589	3,092,372	514,678
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%	4.00%	4.00%	4.00%	4.50%	4.50%	4.50%	4.50%	4.50%
Common Equity Tier I capital, Amount for capital adequacy purposes						¥ 2,172,766	¥ 397,623	¥ 3,078,902	¥ 2,405,178	¥ 400,305
Common Equity Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes						3.50%	3.50%	3.50%	3.50%	3.50%

Regulatory Capital Requirements (Risk Adjusted Capital Amounts And Ratios Unbc And Union Bank) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Union Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	$ 10,362		$ 10,004
Tier I capital to risk-weighted assets, Actual amount	9,192		8,588
Tier I capital to quarterly average assets, Actual amount	9,162	[1]	8,588	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	6,294		5,546
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	3,147		2,773
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	3,498	[1]	3,352	[1]
Total capital to risk-weighted assets, Actual ratio	13.17%		14.43%
Tier I capital to risk-weighted assets, Actual ratio	11.68%		12.39%
Tier I capital to quarterly average assets, Actual ratio	10.51%	[1]	10.25%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Total capital to risk-weighted assets, Amount required to be "well capitalized"	7,867		6,933
Tier I capital to risk-weighted assets, Amount required to be "well capitalized"	4,720		4,160
Tier I capital to quarterly average assets, Amount required to be "well capitalized"	4,373	[1]	4,190	[1]
Total capital to risk-weighted assets, Ratio required to be "well capitalized"	10.00%		10.00%
Tier I capital to risk-weighted assets, Ratio required to be "well capitalized"	6.00%		6.00%
Tier I capital to quarterly average assets, Ratio required to be "well capitalized"	5.00%	[1]	5.00%	[1]
UNBC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	11,048		11,142
Tier I capital to risk-weighted assets, Actual amount	9,864		9,641
Tier I capital to quarterly average assets, Actual amount	9,864	[1]	9,641	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	6,346		5,579
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	3,173		2,790
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	$ 3,531	[1]	$ 3,372	[1]
Total capital to risk-weighted assets, Actual ratio	13.93%		15.98%
Tier I capital to risk-weighted assets, Actual ratio	12.44%		13.82%
Tier I capital to quarterly average assets, Actual ratio	11.18%	[1]	11.44%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]

[1]	Excludes certain intangible assets.

Earnings Per Common Share Applicable To Common Shareholders Of Parent (Narrative) (Detail) (Preferred Stock [Member], Preferred Stock, Class 11 [Member], JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Earnings Per Share Basic [Line Items]
Conversion price	¥ 865.9	¥ 865.9	¥ 865.9

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(17,940)	(20,940)
Net income available to common shareholders of Mitsubishi UFJ Financial Group	1,051,184	398,291	431,705
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(336)
Convertible preferred stock-Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.		(589)	(1,232)
Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 1,050,848	¥ 397,702	¥ 430,473
Shares (Denominator):
Weighted average common shares outstanding	14,148,060	14,140,136	14,131,567
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	21,019	16,683	13,169
Weighted average common shares for diluted computation	14,169,080	14,156,820	14,144,737
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.3	¥ 28.17	¥ 30.55
Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.16	¥ 28.09	¥ 30.43

Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Credit Derivatives [Member]	Mar. 31, 2012 Credit Derivatives [Member]	Dec. 31, 2012 UNBC [Member]	Dec. 31, 2012 UNBC [Member] Interest Rate Cap 1 [Member]	Dec. 31, 2012 UNBC [Member] Interest Rate Cap 2 [Member]	Dec. 31, 2012 UNBC [Member] Interest Rate Swap1 [Member]
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, year				1 year 2 months 12 days
Notional amount of interest rate cash flow hedge derivatives					¥ 51,900,000,000	¥ 216,500,000,000	¥ 458,900,000,000
Derivative, Description of hedged item					Benchmark interest rate on LIBOR indexed borrowings	Benchmark interest rate component of forecasted issuances of short-term, fixed rate certificates of deposit	Benchmark interest rate on LIBOR indexed loans
Estimated cash flow hedge gain (loss) reclassified to earnings, net	1,800,000,000
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities		3,000,000,000	2,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities		2,779,000,000,000	2,535,000,000,000
Derivative, Credit Risk Related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value		3,600,000,000,000	3,600,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral		579,000,000,000	612,000,000,000
Derivative instruments, contingent additional collateral		116,000,000,000	125,000,000,000
Derivative instruments, contingent early termination		¥ 23,000,000,000	¥ 99,000,000,000

Derivative Financial Instruments (Summary Of Notional Amounts Of Derivative Contracts) (Detail) (JPY ¥) In Trillions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,125.5	[1]	¥ 1,073.4	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	956.6	[1]	933.5	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	155.2	[1]	128	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	3	[1]	2.4	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	2.2	[1]	1.8	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	6.6	[1]	6.5	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	¥ 1.9	[1]	¥ 1.2	[1]

[1]	Includes both written and purchased position.

Derivative Financial Instruments (Summary Of Fair Value Information On Derivative Instruments Recorded On Consolidated Balance Sheet) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Derivative [Line Items]
Fair value of derivative assets	¥ 14,648	[1],[2],[3]	¥ 11,558	[1],[2],[3]
Fair value of derivative liabilities	14,867	[1],[2],[3]	11,711	[1],[2],[3]
Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	11,216	[1],[2],[3]	9,064	[1],[2],[3]
Fair value of derivative liabilities	11,205	[1],[2],[3]	9,063	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	3,193	[1],[2],[3]	2,259	[1],[2],[3]
Fair value of derivative liabilities	3,429	[1],[2],[3]	2,458	[1],[2],[3]
Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	104	[1],[2],[3]	58	[1],[2],[3]
Fair value of derivative liabilities	131	[1],[2],[3]	124	[1],[2],[3]
Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	73	[1],[2],[3]	122	[1],[2],[3]
Fair value of derivative liabilities	64	[1],[2],[3]	99	[1],[2],[3]
Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	62	[1],[2],[3]	55	[1],[2],[3]
Fair value of derivative liabilities	62	[1],[2],[3]	50	[1],[2],[3]
Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	(24)	[1],[2],[3],[4]	(83)	[1],[2],[3],[4]
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	2	[2],[3],[5]		[2],[3],[5]
Fair value of derivative liabilities		[2],[3],[5]	1	[2],[3],[5]
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	2	[2],[3],[5]		[2],[3],[5]
Fair value of derivative liabilities		[2],[3],[5]	1	[2],[3],[5]
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[5]		[2],[3],[5]
Fair value of derivative liabilities		[2],[3],[5]		[2],[3],[5]
Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[5]		[2],[3],[5]
Fair value of derivative liabilities		[2],[3],[5]		[2],[3],[5]
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[5]		[2],[3],[5]
Fair value of derivative liabilities		[2],[3],[5]		[2],[3],[5]
Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets		[2],[3],[5]		[2],[3],[5]
Fair value of derivative liabilities		[2],[3],[5]		[2],[3],[5]
Designated as Hedging Instrument [Member] | Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities		[2],[3],[4],[5]		[2],[3],[4],[5]
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	14,646	[2],[3],[6]	11,558	[2],[3],[6]
Fair value of derivative liabilities	14,867	[2],[3],[6]	11,710	[2],[3],[6]
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	11,214	[2],[3],[6]	9,064	[2],[3],[6]
Fair value of derivative liabilities	11,205	[2],[3],[6]	9,062	[2],[3],[6]
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	3,193	[2],[3],[6]	2,259	[2],[3],[6]
Fair value of derivative liabilities	3,429	[2],[3],[6]	2,458	[2],[3],[6]
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	104	[2],[3],[6]	58	[2],[3],[6]
Fair value of derivative liabilities	131	[2],[3],[6]	124	[2],[3],[6]
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	73	[2],[3],[6]	122	[2],[3],[6]
Fair value of derivative liabilities	64	[2],[3],[6]	99	[2],[3],[6]
Not Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	62	[2],[3],[6]	55	[2],[3],[6]
Fair value of derivative liabilities	62	[2],[3],[6]	50	[2],[3],[6]
Not Designated as Hedging Instrument [Member] | Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	¥ (24)	[2],[3],[4],[6]	¥ (83)	[2],[3],[4],[6]

[1]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[2]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
[3]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[4]	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by UNBC. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
[6]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).

Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives Not Designated As Hedging Instruments) (Detail) (Not Designated as Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (177)	¥ (17)	¥ 77
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	121	160	(27)
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(92)	(94)	80
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(138)	(47)	21
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	(1)	2
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(11)	2	(6)
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(61)	(37)	7
Foreign Exchange Gains (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	(95)	80
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(92)	(94)	80
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(2)	(1)
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(83)	78	(3)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	121	160	(27)
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(138)	(47)	21
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	(1)	2
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(11)	2	(6)
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (59)	¥ (36)	¥ 7

Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Detail) (Designated as Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	¥ 7
Gains (Losses) reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	1		(1)		6
Gains (Losses) recognized in income on derivative instruments, Cash flow hedges (Ineffective portion and amount excluded from effectiveness testing)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	7
Gains (Losses) reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	1	[1]	(1)	[1]	6	[1]
Gains (Losses) recognized in income on derivative instruments, Cash flow hedges (Ineffective portion and amount excluded from effectiveness testing)

[1]	Included in Interest income.

Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 107,425,000		¥ 98,717,000
Maximum potential/Notional amount, Expiring in 1-5 years	37,805,000		56,321,000
Maximum potential/Notional amount, Expiring over 5 years	10,143,000		11,619,000
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	624,962		984,339
Maximum potential/Notional amount, Expiring in 1-5 years	2,387,304		2,130,916
Maximum potential/Notional amount, Expiring over 5 years	241,579		180,667
Maximum potential/Notional amount, Total	3,253,845		3,295,922
Credit derivative (asset) liability at fair value	(3,130)	[1]	3,976	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	575,600		866,423
Maximum potential/Notional amount, Expiring in 1-5 years	1,943,959		1,630,005
Maximum potential/Notional amount, Expiring over 5 years	116,406		132,429
Maximum potential/Notional amount, Total	2,635,965		2,628,857
Credit derivative (asset) liability at fair value	339	[1]	6,575	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	488,834	[2]	738,815	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	1,775,720	[2]	1,496,719	[2]
Maximum potential/Notional amount, Expiring over 5 years	102,613	[2]	130,926	[2]
Maximum potential/Notional amount, Total	2,367,167	[2]	2,366,460	[2]
Credit derivative (asset) liability at fair value	(8,863)	[1],[2]	2,389	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	75,959		111,916
Maximum potential/Notional amount, Expiring in 1-5 years	164,215		122,896
Maximum potential/Notional amount, Expiring over 5 years	13,793		1,503
Maximum potential/Notional amount, Total	253,967		236,315
Credit derivative (asset) liability at fair value	9,275	[1]	4,205	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	10,807		15,692
Maximum potential/Notional amount, Expiring in 1-5 years	4,024		10,390
Maximum potential/Notional amount, Total	14,831		26,082
Credit derivative (asset) liability at fair value	(73)	[1]	(19)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	49,362		117,916
Maximum potential/Notional amount, Expiring in 1-5 years	443,345		500,911
Maximum potential/Notional amount, Expiring over 5 years	125,173		48,238
Maximum potential/Notional amount, Total	617,880		667,065
Credit derivative (asset) liability at fair value	(3,469)	[1]	(2,599)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	34,479		60,366
Maximum potential/Notional amount, Expiring in 1-5 years	48,539		120,072
Maximum potential/Notional amount, Expiring over 5 years	116,173		44,238
Maximum potential/Notional amount, Total	199,191		224,676
Credit derivative (asset) liability at fair value	600	[1]	749	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	34,479	[2]	17,129	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	47,599	[2]	119,132	[2]
Maximum potential/Notional amount, Expiring over 5 years	116,173	[2]	44,238	[2]
Maximum potential/Notional amount, Total	198,251	[2]	180,499	[2]
Credit derivative (asset) liability at fair value	600	[1],[2]	772	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			35,413
Maximum potential/Notional amount, Expiring in 1-5 years	940		940
Maximum potential/Notional amount, Total	940		36,353
Credit derivative (asset) liability at fair value			45	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			7,824
Maximum potential/Notional amount, Total			7,824
Credit derivative (asset) liability at fair value			(68)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	14,883		57,550
Maximum potential/Notional amount, Expiring in 1-5 years	394,806		380,839
Maximum potential/Notional amount, Expiring over 5 years	9,000		4,000
Maximum potential/Notional amount, Total	418,689		442,389
Credit derivative (asset) liability at fair value	(4,069)	[1]	(3,348)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,680	[2]	51,600	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	367,814	[2]	358,506	[2]
Maximum potential/Notional amount, Expiring over 5 years	9,000	[2]	4,000	[2]
Maximum potential/Notional amount, Total	384,494	[2]	414,106	[2]
Credit derivative (asset) liability at fair value	(4,131)	[1],[2]	(4,025)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,203		5,950
Maximum potential/Notional amount, Expiring in 1-5 years	2,284		10,082
Maximum potential/Notional amount, Total	9,487		16,032
Credit derivative (asset) liability at fair value	(153)	[1]	(161)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1-5 years	24,708		12,251
Maximum potential/Notional amount, Total	24,708		12,251
Credit derivative (asset) liability at fair value	215	[1]	838	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,500	[3]	15,000	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	1,505	[3]	12,109	[3]
Maximum potential/Notional amount, Expiring over 5 years	4,517	[3]	13,997	[3]
Maximum potential/Notional amount, Total	13,522	[3]	41,106	[3]
Credit derivative (asset) liability at fair value	¥ (12,741)	[1],[3]	¥ (32,514)	[1],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Obligations Under Guarantees And Other Off Balance Sheet Instruments [Line Items]
Guarantees which are participated out to third parties	¥ 160,700,000,000	¥ 168,800,000,000
Contractual maturities of which guarantees of housing loans are mainly comprised, in years	Over 5 years
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	4,839,000,000,000	5,250,000,000,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,695,799,000,000	1,576,404,000,000
Carrying amount of options sold	1,645,258,000,000	1,528,190,000,000
Allowance for off-balance sheet instruments	¥ 27,721,000,000	¥ 33,998,000,000
Lending-related commitments which expire within one year, in percentage	72.00%
Lending-related commitments which expire from one year to five years, in percentage	26.00%
Lending-related commitments which expire after five years, in percentage	2.00%

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period) (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	¥ 107,425,000,000,000		¥ 98,717,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	37,805,000,000,000		56,321,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	10,143,000,000,000		11,619,000,000,000
Maximum potential / Contractual or Notional amount, Total	155,373,000,000,000		166,657,000,000,000
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	2,101,000,000,000		1,897,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,094,000,000,000		884,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	654,000,000,000		721,000,000,000
Maximum potential / Contractual or Notional amount, Total	3,849,000,000,000		3,502,000,000,000
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	1,509,000,000,000		1,480,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	627,000,000,000		521,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	78,000,000,000		88,000,000,000
Maximum potential / Contractual or Notional amount, Total	2,214,000,000,000		2,089,000,000,000
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	99,846,000,000,000	[1]	90,816,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	35,784,000,000,000	[1]	54,592,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	8,841,000,000,000	[1]	10,312,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Total	144,471,000,000,000	[1]	155,720,000,000,000	[1]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	3,969,000,000,000		4,428,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	300,000,000,000		324,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	570,000,000,000		498,000,000,000
Maximum potential / Contractual or Notional amount, Total	4,839,000,000,000		5,250,000,000,000
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less			96,000,000,000
Maximum potential / Contractual or Notional amount, Total			¥ 96,000,000,000

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Detail) (JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	155,373		166,657
Minimum [Member]
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day	90 days		90 days
Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	6,063		5,591
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,849		3,502
Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,849		3,502
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,214		2,089
Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,214		2,089
Normal [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,692		5,329
Normal [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,540		3,297
Normal [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,152		2,032
Close Watch [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	225	[1]	227	[1]
Close Watch [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	182	[1]	185	[1]
Close Watch [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	43	[1]	42	[1]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	13	[2]	13	[2]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	11	[2]	12	[2]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2	[2]	1	[2]
Not Rated [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	133		22
Not Rated [Member] | Standby Letters Of Credit And Financial Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	116		8
Not Rated [Member] | Performance Guarantees [Member] | Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	17		14

[1]	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans are restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Obligations Under Guarantees And Other Off Balance Sheet Instruments (Contractual Amounts With Regard To Other Off Balance Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Commitments To Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 66,702	¥ 62,754
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	706	682
Commitments To Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	94	117
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments		¥ 16

Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Intercompany transactions between Consolidated VIEs and the MUFG Group, eliminated from the consolidated VIEs disclosure amounts
Cash and due from banks, Consolidated assets	¥ (3,619,253)	¥ (3,230,409)	¥ (3,230,804)	¥ (2,862,523)
Interest-earning deposits in other banks, Consolidated assets	(8,111,887)	(5,897,732)
Trading account assets, Consolidated assets	(40,826,384)	(34,953,245)
Loans, Consolidated assets	(97,254,242)	(91,012,736)
Other short-term borrowings, Consolidated liabilities	(11,608,598)	(10,881,525)
Long-term debt, Consolidated liabilities	(12,182,358)	(12,593,062)
Consolidated VIEs, Elimination [Member]
Intercompany transactions between Consolidated VIEs and the MUFG Group, eliminated from the consolidated VIEs disclosure amounts
Cash and due from banks, Consolidated assets	71,726	52,669
Interest-earning deposits in other banks, Consolidated assets	71,464	51,841
Trading account assets, Consolidated assets	1,237	3,050
Investment securities, Consolidated assets	6	9
Loans, Consolidated assets	966,616	923,508
All other assets, Consolidated assets	16,641	53,430
Other short-term borrowings, Consolidated liabilities	3,078,982	3,104,796
Long-term debt, Consolidated liabilities	1,146,963	1,183,281
All other liabilities, Consolidated liabilities	¥ 26,036	¥ 16,080

Variable Interest Entities (Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	¥ 3,619,253	¥ 3,230,409	¥ 3,230,804	¥ 2,862,523
Interest-earning deposits in other banks, Consolidated assets	8,111,887	5,897,732
Trading account assets, Consolidated assets	40,826,384	34,953,245
Loans, Consolidated assets	97,254,242	91,012,736
Deposits, Consolidated liabilities	148,209,739	139,493,730
Other short-term borrowings, Consolidated liabilities	11,608,598	10,881,525
Long-term debt, Consolidated liabilities	12,182,358	12,593,062
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	74,418	54,898
Interest-earning deposits in other banks, Consolidated assets	97,551	108,116
Trading account assets, Consolidated assets	2,377,827	1,579,775
Investment securities, Consolidated assets	701,879	530,088
Loans, Consolidated assets	7,781,493	8,024,972
All other assets, Consolidated assets	271,619	353,638
Total assets, Consolidated assets	11,304,787	10,651,487
Deposits, Consolidated liabilities	1,001,815	965,003
Other short-term borrowings, Consolidated liabilities	4,964,453	4,869,063
Long-term debt, Consolidated liabilities	2,316,429	2,580,748
All other liabilities, Consolidated liabilities	671,945	667,318
Total liabilities, Consolidated liabilities	8,954,642	9,082,132
Consolidated VIEs [Member] | Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	25,520	34,260
Interest-earning deposits in other banks, Consolidated assets	72,968	46,684
Trading account assets, Consolidated assets	966	2,181
Investment securities, Consolidated assets	601,444	435,800
Loans, Consolidated assets	4,927,509	4,846,147
All other assets, Consolidated assets	12,888	43,477
Total assets, Consolidated assets	5,641,295	5,408,549
Other short-term borrowings, Consolidated liabilities	4,868,648	4,741,258
Long-term debt, Consolidated liabilities	330,171	222,635
All other liabilities, Consolidated liabilities	446,652	457,823
Total liabilities, Consolidated liabilities	5,645,471	5,421,716
Consolidated VIEs [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	47,176	19,556
Interest-earning deposits in other banks, Consolidated assets	18,113	56,359
Trading account assets, Consolidated assets	2,322,430	1,526,547
Investment securities, Consolidated assets	8,643	11,550
Loans, Consolidated assets	173	172
All other assets, Consolidated assets	170,514	181,678
Total assets, Consolidated assets	2,567,049	1,795,862
Other short-term borrowings, Consolidated liabilities	1,348	1,580
Long-term debt, Consolidated liabilities	12,246	12,989
All other liabilities, Consolidated liabilities	218,939	200,461
Total liabilities, Consolidated liabilities	232,533	215,030
Consolidated VIEs [Member] | Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	1,427	828
Interest-earning deposits in other banks, Consolidated assets	2,188	1,755
Loans, Consolidated assets	156,903	148,764
All other assets, Consolidated assets	15,109	10,006
Total assets, Consolidated assets	175,627	161,353
Other short-term borrowings, Consolidated liabilities	5,241	10,635
Long-term debt, Consolidated liabilities	166,810	147,868
All other liabilities, Consolidated liabilities	1,877	1,134
Total liabilities, Consolidated liabilities	173,928	159,637
Consolidated VIEs [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Trading account assets, Consolidated assets	54,154	50,983
Loans, Consolidated assets	2,748	6,620
Total assets, Consolidated assets	56,902	57,603
Long-term debt, Consolidated liabilities	56,236	56,929
All other liabilities, Consolidated liabilities	1,216	1,057
Total liabilities, Consolidated liabilities	57,452	57,986
Consolidated VIEs [Member] | Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Loans, Consolidated assets	1,720,066	2,050,818
All other assets, Consolidated assets	36,874	80,708
Total assets, Consolidated assets	1,756,940	2,131,526
Other short-term borrowings, Consolidated liabilities	25,000	26,200
Long-term debt, Consolidated liabilities	1,715,823	2,105,666
All other liabilities, Consolidated liabilities	1,014	1,221
Total liabilities, Consolidated liabilities	1,741,837	2,133,087
Consolidated VIEs [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Interest-earning deposits in other banks, Consolidated assets	3,601	2,621
Trading account assets, Consolidated assets	277	64
Investment securities, Consolidated assets	91,707	82,631
Loans, Consolidated assets	909,146	882,499
All other assets, Consolidated assets	2,230	3,972
Total assets, Consolidated assets	1,006,961	971,787
Deposits, Consolidated liabilities	1,001,815	965,003
All other liabilities, Consolidated liabilities	2,101	5,434
Total liabilities, Consolidated liabilities	1,003,916	970,437
Consolidated VIEs [Member] | Others [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	295	254
Interest-earning deposits in other banks, Consolidated assets	681	697
Investment securities, Consolidated assets	85	107
Loans, Consolidated assets	64,948	89,952
All other assets, Consolidated assets	34,004	33,797
Total assets, Consolidated assets	100,013	124,807
Other short-term borrowings, Consolidated liabilities	64,216	89,390
Long-term debt, Consolidated liabilities	35,143	34,661
All other liabilities, Consolidated liabilities	146	188
Total liabilities, Consolidated liabilities	¥ 99,505	¥ 124,239

Variable Interest Entities (Schedule Of Assets And Liabilities Of Non Consolidated Variable Interest Entities) (Detail) (Non-consolidated VIEs [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 101,916,093	¥ 60,063,392
Maximum exposure, Non-consolidated	10,692,299	8,032,241
Trading account assets, Non-consolidated, On-balance sheet assets	481,306	150,629
Investment securities, Non-consolidated, On-balance sheet assets	2,066,576	1,400,483
Loans, Non-consolidated, On-balance sheet assets	5,956,049	5,093,001
All other assets, Non-consolidated, On-balance sheet assets	8,066	2,079
Total assets, Non-consolidated, On-balance sheet assets	8,511,997	6,646,192
All other liabilities, Non-consolidated, On-balance sheet liabilities	7,490	6,443
Total liabilities, Non-consolidated, On-balance sheet liabilities	7,490	6,443
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	12,926,458	9,565,475
Maximum exposure, Non-consolidated	3,072,591	2,425,746
Trading account assets, Non-consolidated, On-balance sheet assets	3,384	12,460
Investment securities, Non-consolidated, On-balance sheet assets	363,521	207,361
Loans, Non-consolidated, On-balance sheet assets	1,889,998	1,578,369
Total assets, Non-consolidated, On-balance sheet assets	2,256,903	1,798,190
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	25,517,222	2,423,629
Maximum exposure, Non-consolidated	744,935	291,889
Trading account assets, Non-consolidated, On-balance sheet assets	168,580	12,261
Investment securities, Non-consolidated, On-balance sheet assets	149,036	91,220
Loans, Non-consolidated, On-balance sheet assets	317,046	179,792
Total assets, Non-consolidated, On-balance sheet assets	634,662	283,273
All other liabilities, Non-consolidated, On-balance sheet liabilities	1,186
Total liabilities, Non-consolidated, On-balance sheet liabilities	1,186
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	20,978,132	17,110,493
Maximum exposure, Non-consolidated	3,048,178	2,431,871
Trading account assets, Non-consolidated, On-balance sheet assets	136,118	72,140
Investment securities, Non-consolidated, On-balance sheet assets	85,254	41,510
Loans, Non-consolidated, On-balance sheet assets	2,124,202	1,928,409
All other assets, Non-consolidated, On-balance sheet assets	983	2,079
Total assets, Non-consolidated, On-balance sheet assets	2,346,557	2,044,138
All other liabilities, Non-consolidated, On-balance sheet liabilities	466
Total liabilities, Non-consolidated, On-balance sheet liabilities	466
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	13,097,513	13,362,168
Maximum exposure, Non-consolidated	1,638,067	1,199,028
Trading account assets, Non-consolidated, On-balance sheet assets	106,661	48,851
Investment securities, Non-consolidated, On-balance sheet assets	1,181,828	769,109
Loans, Non-consolidated, On-balance sheet assets	258,237	336,731
Total assets, Non-consolidated, On-balance sheet assets	1,546,726	1,154,691
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	14,866	23,451
Maximum exposure, Non-consolidated	13,589	24,875
Loans, Non-consolidated, On-balance sheet assets	12,740	23,940
Total assets, Non-consolidated, On-balance sheet assets	12,740	23,940
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,739	5,919
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,739	5,919
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	29,381,902	17,578,176
Maximum exposure, Non-consolidated	2,174,939	1,658,832
Trading account assets, Non-consolidated, On-balance sheet assets	66,563	4,917
Investment securities, Non-consolidated, On-balance sheet assets	286,937	291,283
Loans, Non-consolidated, On-balance sheet assets	1,353,826	1,045,760
All other assets, Non-consolidated, On-balance sheet assets	7,083
Total assets, Non-consolidated, On-balance sheet assets	1,714,409	1,341,960
All other liabilities, Non-consolidated, On-balance sheet liabilities	99	524
Total liabilities, Non-consolidated, On-balance sheet liabilities	¥ 99	¥ 524

Commitments And Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingent Liabilities [Line Items]
Fiscal year of expiration of lease under noncancelable agreements	2046
Rental expense	¥ 99,817	¥ 97,105	¥ 109,471
Limit on aggregate credit extensions over the borrower's annual income aggregate credit extensions	33.33%
Allowance for repayment of excess interest	77,640	99,437
Provision (reversal) for repayment of excess interest recognized on Equity in earnings (losses) of equity method investee	¥ 17,014	¥ 19,326	¥ 96,399
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone interest rates stipulated by the Interest Rate Restriction Law	20.00%
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Gray-zone interest rates stipulated by the Interest Rate Restriction Law	15.00%

Commitments And Contingent Liabilities (Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2014	¥ 77,307
Fiscal year ending March 31, 2015	64,904
Fiscal year ending March 31, 2016	56,692
Fiscal year ending March 31, 2017	52,653
Fiscal year ending March 31, 2018	49,154
Fiscal year ending March 31, 2019 and thereafter	370,462
Total minimum lease payment	671,172
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2014	9,753
Fiscal year ending March 31, 2015	6,675
Fiscal year ending March 31, 2016	3,666
Fiscal year ending March 31, 2017	2,345
Fiscal year ending March 31, 2018	978
Fiscal year ending March 31, 2019 and thereafter	5,027
Total minimum lease payment	28,444
Amount representing interest	(2,805)
Present value of minimum lease payments	¥ 25,639

Fees And Commissions Income (Details Of Fees And Commissions Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fees And Commissions Income [Line Items]
Fees and commissions income	¥ 1,160,874	¥ 1,099,963	¥ 1,128,358
Trust Fees [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	92,525	95,037	100,519
Fees On Funds Transfer And Service Charges For Collections [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	137,338	139,840	142,459
Fees And Commissions On International Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	58,905	57,688	58,462
Fees And Commissions On Credit Card Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	149,671	149,946	146,570
Service Charges On Deposits [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	16,727	18,216	22,169
Fees And Commissions On Securities Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	155,983	128,436	138,868
Fees On Real Estate Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	28,041	23,610	22,593
Insurance Commissions [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	33,472	33,686	27,466
Fees And Commissions On Stock Transfer Agency Services [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	49,137	49,283	51,926
Guarantee Fees [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	55,427	58,393	64,347
Fees On Investment Funds Business [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	130,006	126,601	130,402
Other Fees And Commissions [Member]
Fees And Commissions Income [Line Items]
Fees and commissions income	¥ 253,642	¥ 219,227	¥ 222,577

Trading Account Profits And Losses (Net Trading Gains (Losses)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest rate and other derivative contracts	¥ (82,684)		¥ 77,698		¥ (3,095)
Trading account securities, excluding derivatives	652,960		589,587		137,000
Trading account profits-net	570,276		667,285		133,905
Foreign exchange derivative contracts	(94,223)	[1]	(94,853)	[1]	79,840	[1]
Net trading gains	¥ 476,053		¥ 572,432		¥ 213,745

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)-net in the accompanying consolidated statements of income. Foreign exchange gains (losses)-net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

Business Segments (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Integrated Global Business Group [Member]	Mar. 31, 2012 Integrated Retail Banking Business Group [Member]	Mar. 31, 2011 Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500 offices
Decrease in operating profit due to a change in the managerial accounting method		¥ 16.3	¥ 16.7

Business Segments (Summary Of Net Revenue Operating Expenses And Profit By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Net revenue	¥ 3,716.5		¥ 3,581.1		¥ 3,510.8
Operating expenses	2,208.9		2,102.6		2,132.5
Operating profit (loss)	1,507.6		1,478.5		1,378.3
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	2,369.9		2,344.3		2,312.2
Net revenue, Net interest income	1,297.5		1,342.3		1,386.7
Net revenue, Net fees	582.4		543.3		532.5
Net revenue, Other	490		458.7		393
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,346.6	[1]	1,236.8	[1]	1,198.6	[1]
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	1,206.5		1,225.9		1,302.2
Operating expenses	912.6		911.2		953.5
Operating profit (loss)	293.9		314.7		348.7
Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	560.2		581.8		602.5
Net revenue, Net interest income	427.7		467.3		498.1
Net revenue, Net fees	124		104.8		94.2
Net revenue, Other	8.5		9.7		10.2
Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	646.3	[1]	644.1	[1]	699.7	[1]
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	856.6		865.3		883.7
Operating expenses	439.9		446.2		460.9
Operating profit (loss)	416.7		419.1		422.8
Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	760.5		772.8		783.3
Net revenue, Net interest income	378.1		400.2		419.7
Net revenue, Net fees	318.8		308.2		312.7
Net revenue, Other	63.6		64.4		50.9
Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	96.1	[1]	92.5	[1]	100.4	[1]
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	138.8		140.1		148.2
Operating expenses	88.3		87.3		87.8
Operating profit (loss)	50.5		52.8		60.4
Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	55.4		55.7		59.5
Net revenue, Net fees	55.4		55.7		59.5
Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	83.4	[1]	84.4	[1]	88.7	[1]
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	755.3		617.7		577.8
Operating expenses	451.2		368.4		349.9
Operating profit (loss)	304.1		249.3		227.9
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	466.8		365.7		310.6
Operating expenses	245.8		195.4		176.6
Operating profit (loss)	221		170.3		134
Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	288.5		252		267.2
Operating expenses	205.4		173		173.3
Operating profit (loss)	83.1		79		93.9
Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	357.6		285.5		237.4
Net revenue, Net interest income	180		127		105.2
Net revenue, Net fees	141.6		122.6		104.9
Net revenue, Other	36		35.9		27.3
Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	357.6		285.5		237.4
Net revenue, Net interest income	180		127		105.2
Net revenue, Net fees	141.6		122.6		104.9
Net revenue, Other	36		35.9		27.3
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	397.7	[1]	332.2	[1]	340.4	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	109.2	[1]	80.2	[1]	73.2	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	288.5	[1]	252	[1]	267.2	[1]
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	761.6		726.8		587.7
Operating expenses	140.5		126.1		130.5
Operating profit (loss)	621.1		600.7		457.2
Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	654.3		644.7		624.5
Net revenue, Net interest income	261.1		309		337.3
Net revenue, Net fees	(19.2)		(16.4)		(14.6)
Net revenue, Other	412.4		352.1		301.8
Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	107.3	[1]	82.1	[1]	(36.8)	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(2.3)		5.3		11.2
Operating expenses	176.4		163.4		149.9
Operating profit (loss)	(178.7)		(158.1)		(138.7)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	(18.1)		3.8		5
Net revenue, Net interest income	50.6		38.8		26.4
Net revenue, Net fees	(38.2)		(31.6)		(24.2)
Net revenue, Other	(30.5)		(3.4)		2.8
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 15.8	[1]	¥ 1.5	[1]	¥ 6.2	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Business Segments (Reconciliation Of Operating Profit Loss From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,507,600,000,000	¥ 1,478,500,000,000	¥ 1,378,300,000,000
Provision for credit losses	(145,000,000,000)	(224,000,000,000)	(292,000,000,000)
Trading account profits (losses)-net	285,000,000,000	372,000,000,000	(70,000,000,000)
Equity investment securities gains (losses)-net	(22,000,000,000)	(95,000,000,000)	8,000,000,000
Debt investment securities losses-net	(153,000,000,000)	(153,000,000,000)	(105,000,000,000)
Foreign exchange gains (losses)-net	(53,000,000,000)	21,000,000,000	146,000,000,000
Equity in earnings (losses) of equity method investees-net	60,000,000,000	(499,000,000,000)	(113,000,000,000)
Impairment of intangible assets	(3,000,000,000)	(31,000,000,000)	(27,000,000,000)
Provision for repayment of excess interest			(86,000,000,000)
Other-net	(61,000,000,000)	(20,000,000,000)	(17,000,000,000)
Income before income tax expense	¥ 1,415,871,000,000	¥ 849,942,000,000	¥ 821,812,000,000

Foreign Activities (Schedule Of Estimated Total Assets Revenue And Income Loss By Geographic Area) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 4,495,430	[1]	¥ 4,036,532	[1],[2]	¥ 4,244,966	[1]
Total expense	3,079,559	[3]	3,186,590	[3]	3,423,154	[3]
Income (loss) before income tax expense (benefit)	1,415,871		849,942		821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,069,124		416,231		452,645
Total assets at end of fiscal year	230,559,276		215,202,514		202,850,243
Domestic [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	3,016,008	[1]	2,936,875	[1],[2]	2,969,012	[1]
Total expense	2,248,856	[3]	2,438,729	[3]	2,782,950	[3]
Income (loss) before income tax expense (benefit)	767,152		498,146		186,062
Net income (loss) attributable to Mitsubishi UFJ Financial Group	499,125		163,334		(103,003)
Total assets at end of fiscal year	151,999,696		148,702,461		145,778,973
Foreign, United States Of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	426,377	[1]	192,775	[1],[2]	431,095	[1]
Total expense	327,565	[3]	284,557	[3]	266,549	[3]
Income (loss) before income tax expense (benefit)	98,812		(91,782)		164,546
Net income (loss) attributable to Mitsubishi UFJ Financial Group	95,565		(119,829)		162,687
Total assets at end of fiscal year	30,730,705		28,457,027		23,470,398
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	256,495	[1]	290,482	[1],[2]	238,658	[1]
Total expense	160,061	[3]	151,077	[3]	130,533	[3]
Income (loss) before income tax expense (benefit)	96,434		139,405		108,125
Net income (loss) attributable to Mitsubishi UFJ Financial Group	78,442		113,593		90,032
Total assets at end of fiscal year	23,224,502		18,620,484		17,044,207
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	585,474	[1]	450,651	[1],[2]	470,868	[1]
Total expense	268,349	[3]	223,253	[3]	238,735	[3]
Income (loss) before income tax expense (benefit)	317,125		227,398		232,133
Net income (loss) attributable to Mitsubishi UFJ Financial Group	274,951		192,753		193,422
Total assets at end of fiscal year	15,938,673		12,410,540		10,908,164
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	211,076	[1],[4]	165,749	[1],[2],[4]	135,333	[1],[4]
Total expense	74,728	[3],[4]	88,974	[3],[4]	4,387	[3],[4]
Income (loss) before income tax expense (benefit)	136,348	[4]	76,775	[4]	130,946	[4]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	121,041	[4]	66,380	[4]	109,507	[4]
Total assets at end of fiscal year	¥ 8,665,700	[4]	¥ 7,012,002	[4]	¥ 5,648,501	[4]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.
[3]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[4]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.

Foreign Activities (Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 3,619,253		¥ 3,230,409		¥ 3,230,804	¥ 2,862,523
Interest-earning deposits in other banks	8,111,887		5,897,732
Trading account assets	40,826,384		34,953,245
Investment securities	61,865,185		61,035,534
Loans-net of unearned income, unamortized premiums and deferred loan fees	98,590,229	[1]	92,298,243	[1]
Deposits	148,209,739		139,493,730
Funds borrowed:
Call money, funds purchased	4,010,582		2,796,221
Payables under repurchase agreements	15,700,394		13,572,712
Payables under securities lending transactions	3,992,950		4,978,917
Other short-term borrowings, net	11,608,598		10,881,525
Long-term debt	12,182,358		12,593,062
Trading account liabilities	14,969,482		11,967,182
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks	676,833		380,452
Interest-earning deposits in other banks	3,830,923		4,545,991
Cash and due from banks with Interest-earning deposits in other banks, Total	4,507,756		4,926,443
Trading account assets	28,450,804		24,433,087
Investment securities	6,960,616		5,087,060
Loans-net of unearned income, unamortized premiums and deferred loan fees	29,174,592		24,119,872
Deposits	29,317,297		24,589,627
Funds borrowed:
Call money, funds purchased	254,796		364,044
Payables under repurchase agreements	6,857,970		5,767,721
Payables under securities lending transactions	77,428		72,327
Other short-term borrowings, net	2,531,308		1,859,186
Long-term debt	2,847,585		2,943,884
Funds borrowed, Total	12,569,087		11,007,162
Trading account liabilities	¥ 7,012,658		¥ 5,276,219

[1]	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.

Fair Value (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Hedge Funds [Member] Minimum [Member]	Mar. 31, 2013 Hedge Funds [Member] Maximum [Member]	Mar. 31, 2013 Private Equity Funds [Member]	Mar. 31, 2013 Real Estate Funds [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day			30 days	90 days
Estimated period of underlying investments that would be liquidated, year					10 years	4 years
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 504	¥ 570
Carrying amounts of investments in equity method investees	¥ 1,274	¥ 1,131

Fair Value (Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Liabilities:
Obligation to return securities received as collateral	¥ 3,034,547		¥ 3,639,838
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	26,180,506	[1]	23,395,101	[1]
Trading account assets, Trading derivative assets	14,645,878		11,558,144
Investment securities, Securities available for sale	58,844,069		57,740,401
Investment securities, Other investment securities	25,900		33,432
Other Assets	597,999	[2],[3]	817,773	[2],[3]
Assets at fair value, Total	100,294,352		93,544,851
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	78,813		174,018
Trading account liabilities, Trading derivative liabilities	14,890,669		11,793,164
Obligation to return securities received as collateral	3,034,547		3,639,838
Other liabilities	553,705	[4]	471,996	[4]
Liabilities at fair value, Total	18,557,734		16,079,016
Trading securities classified as equity securities valued at net asset value	38,959		124,627
Unfunded commitment of trading securities classified as equity securities valued at net asset value	8,644		5,841
Real estate funds classified as other assets valued at net asset value	4,276		6,046
Hedged funds classified as other assets valued at net asset value	3,189		4,724
Private equity funds classified as other assets valued at net asset value	2,943		3,182
Unfunded commitment of real estate funds classified as other assets valued at net asset value			1,589
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,221		1,743
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,028		2,125
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	15,613,802	[1]	17,002,246	[1]
Trading account assets, Trading derivative assets	52,242		48,335
Investment securities, Securities available for sale	52,347,228		51,896,943
Other Assets	455,012	[2],[3]	588,753	[2],[3]
Assets at fair value, Total	68,468,284		69,536,277
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	72,756		172,000
Trading account liabilities, Trading derivative liabilities	124,431		112,961
Obligation to return securities received as collateral	2,887,425		3,441,984
Liabilities at fair value, Total	3,084,612		3,726,945
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	9,935,591	[1]	5,316,198	[1]
Trading account assets, Trading derivative assets	14,520,461		11,424,275
Investment securities, Securities available for sale	6,024,714		4,170,071
Investment securities, Other investment securities	1,105		1,111
Other Assets	134,569	[2],[3]	218,652	[2],[3]
Assets at fair value, Total	30,616,440		21,130,307
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	6,057		2,018
Trading account liabilities, Trading derivative liabilities	14,672,597		11,567,211
Obligation to return securities received as collateral	147,122		197,854
Other liabilities	431,773	[4]	428,460	[4]
Liabilities at fair value, Total	15,257,549		12,195,543
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	631,113	[1]	1,076,657	[1]
Trading account assets, Trading derivative assets	73,175		85,534
Investment securities, Securities available for sale	472,127		1,673,387
Investment securities, Other investment securities	24,795		32,321
Other Assets	8,418	[2],[3]	10,368	[2],[3]
Assets at fair value, Total	1,209,628		2,878,267
Liabilities:
Trading account liabilities, Trading derivative liabilities	93,641		112,992
Other liabilities	121,932	[4]	43,536	[4]
Liabilities at fair value, Total	215,573		156,528
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	11,214,327		9,063,428
Liabilities:
Trading account liabilities, Trading derivative liabilities	11,204,827		9,062,122
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	6,770		9,558
Liabilities:
Trading account liabilities, Trading derivative liabilities	43,946		32,546
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	11,175,763		9,038,950
Liabilities:
Trading account liabilities, Trading derivative liabilities	11,126,837		8,969,752
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	31,794		14,920
Liabilities:
Trading account liabilities, Trading derivative liabilities	34,044		59,824
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	3,192,644		2,259,167
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,428,433		2,457,773
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	511		212
Liabilities:
Trading account liabilities, Trading derivative liabilities	274		105
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	3,171,002		2,192,691
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,390,222		2,415,311
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	21,131		66,264
Liabilities:
Trading account liabilities, Trading derivative liabilities	37,937		42,357
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	103,671		58,481
Liabilities:
Trading account liabilities, Trading derivative liabilities	131,217		124,473
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	34,062		15,987
Liabilities:
Trading account liabilities, Trading derivative liabilities	67,551		58,413
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	53,874		39,877
Liabilities:
Trading account liabilities, Trading derivative liabilities	49,312		56,424
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	15,735		2,617
Liabilities:
Trading account liabilities, Trading derivative liabilities	14,354		9,636
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	73,602		121,941
Liabilities:
Trading account liabilities, Trading derivative liabilities	63,845		98,718
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	10,899		22,578
Liabilities:
Trading account liabilities, Trading derivative liabilities	12,660		21,897
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	59,075		98,424
Liabilities:
Trading account liabilities, Trading derivative liabilities	46,753		76,044
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	3,628		939
Liabilities:
Trading account liabilities, Trading derivative liabilities	4,432		777
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	61,634		55,127
Liabilities:
Trading account liabilities, Trading derivative liabilities	62,347		50,078
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	60,747		54,333
Liabilities:
Trading account liabilities, Trading derivative liabilities	59,473		49,680
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	887		794
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,874		398
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	4,602,555		3,687,579
Investment securities, Securities available for sale	49,479,954		48,882,663
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	4,420,457		3,519,918
Investment securities, Securities available for sale	48,069,738		47,880,896
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	182,098		167,661
Investment securities, Securities available for sale	1,410,216		1,001,767
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	129,974		113,798
Investment securities, Securities available for sale	217,075		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	129,974		113,798
Investment securities, Securities available for sale	217,075		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	12,223,674		10,740,486
Investment securities, Securities available for sale	716,296		971,227
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	9,983,023		9,009,412
Investment securities, Securities available for sale	319,176		699,034
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,144,396		1,581,343
Investment securities, Securities available for sale	248,398		141,473
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	96,255		149,731
Investment securities, Securities available for sale	148,722		130,720
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	2,806,981		2,238,669
Investment securities, Securities available for sale	1,922,946		2,526,557
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,729,892		1,736,774
Investment securities, Securities available for sale	1,830,100		1,066,068
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	77,089		501,895
Investment securities, Securities available for sale	92,846		1,460,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	3,229,917		3,863,535
Investment securities, Securities available for sale	1,223,620		1,138,585
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities			3,548,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	3,220,036		304,413
Investment securities, Securities available for sale	1,202,128		1,116,234
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	9,881		10,124
Investment securities, Securities available for sale	21,492		22,351
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Investment securities, Securities available for sale	269,382		98,330
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	269,343		94,528
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	39		3,802
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	476,518		447,774
Investment securities, Securities available for sale	810,678		502,521
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	80,447		52,576
Investment securities, Securities available for sale	708,428		447,574
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	396,071		395,198
Investment securities, Securities available for sale	102,250		54,947
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	41,123		10,725
Investment securities, Securities available for sale	106,714		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	11,597		10,725
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	29,526
Investment securities, Securities available for sale	106,714		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	1,129,508		947,451
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,129,508		947,451
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,540,256	[5]	1,345,084	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	1,210,322	[5]	923,918	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	307,643	[5]	401,457	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	22,291	[5]	19,709	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available for sale	4,097,404		3,438,776
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available for sale	3,958,314		3,317,013
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	139,026		121,649
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	¥ 64		¥ 114

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively.
[3]	Mainly comprised of receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥124,627 million and ¥38,959 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments at March 31, 2012 and 2013 were ¥5,841 million and ¥8,644 million, respectively. These investments were mainly hedge funds.

Fair Value (Transfers Between Level 1 And Level 2) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Transfers out of Level 2 into Level 1, Assets	¥ 10,717	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Transfers out of Level 2 into Level 1, Assets	1,289	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	3,247,522	[1]
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	5,308	[1]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	413,515	[1]
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	19,026	[1]
Transfers out of Level 2 into Level 1, Assets	¥ 13,737	[1]

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	¥ 2,765,275		¥ 3,355,083
Total gains (losses) for the period included in earnings, Assets	99,699		(6,436)
Total gains (losses) for the period included in other comprehensive income, Assets	10,675		238
Purchases, Assets	752,094		924,656
Issues, Assets	(2,775)		(2,894)
Sales, Assets	(380,471)		(483,897)
Settlements, Assets	(614,805)		(1,112,086)
Transfer into Level 3, Assets	192,404	[1]	402,196	[1]
Transfer out of Level 3, Assets	(1,706,109)	[1]	(311,585)	[1]
Level 3 assets, Ending balance	1,115,987		2,765,275
Change in unrealized gains (losses) included in earnings for assets still held at period end	77,361		(32,563)
Level 3 liabilities, Beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(74,957)		(42,231)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(20,590)		6,864
Purchases, Liabilities	239
Issues, Liabilities	2,432		6,220
Sales, Liabilities
Settlements, Liabilities	(20,907)		(17,450)
Transfer into Level 3, Liabilities	1,181	[1]	1,640	[1]
Transfer out of Level 3, Liabilities	(96)	[1]	(424)	[1]
Level 3 liabilities, Ending balance	121,932		43,536
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(61,188)		(34,071)
Trading securities, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	223,938
Securities available for sale, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	1,209,272
Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(74,957)	[2]	(42,231)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	(20,590)		6,864
Purchases, Liabilities	239
Issues, Liabilities	2,432		6,220
Sales, Liabilities
Settlements, Liabilities	(20,907)		(17,450)
Transfer into Level 3, Liabilities	1,181	[1]	1,640	[1]
Transfer out of Level 3, Liabilities	(96)	[1]	(424)	[1]
Level 3 liabilities, Ending balance	121,932		43,536
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(61,188)	[2]	(34,071)	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,076,657	[3]	1,137,411	[3]
Total gains (losses) for the period included in earnings, Assets	77,239	[3],[4]	12,230	[3],[4]
Purchases, Assets	518,698	[3]	651,440	[3]
Sales, Assets	(360,580)	[3]	(439,127)	[3]
Settlements, Assets	(378,767)	[3]	(362,779)	[3]
Transfer into Level 3, Assets	49,521	[1],[3]	138,929	[1],[3]
Transfer out of Level 3, Assets	(351,655)	[1],[3]	(61,447)	[1],[3]
Level 3 assets, Ending balance	631,113	[3]	1,076,657	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	64,764	[3],[4]	7,412	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	149,731		115,557
Total gains (losses) for the period included in earnings, Assets	19,142		10,062
Purchases, Assets	179,907		180,506
Sales, Assets	(205,581)		(143,431)
Settlements, Assets	(24,043)		(38,654)
Transfer into Level 3, Assets	23,202	[1]	25,691	[1]
Transfer out of Level 3, Assets	(46,103)	[1]
Level 3 assets, Ending balance	96,255		149,731
Change in unrealized gains (losses) included in earnings for assets still held at period end	11,831		3,385
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	501,895		554,364
Total gains (losses) for the period included in earnings, Assets	3,354		4,595
Purchases, Assets	55,147		182,004
Sales, Assets	(2,089)		(72,379)
Settlements, Assets	(223,088)		(224,908)
Transfer into Level 3, Assets	26,315	[1],[5]	113,206	[1],[5]
Transfer out of Level 3, Assets	(284,445)	[1],[5],[6]	(54,987)	[1],[5]
Level 3 assets, Ending balance	77,089		501,895
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,206		3,526
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	10,124		53,688
Total gains (losses) for the period included in earnings, Assets	1,677		(2,041)
Purchases, Assets	12,050		30,362
Sales, Assets	(12,042)		(65,705)
Settlements, Assets	(1,928)		(6,180)
Level 3 assets, Ending balance	9,881		10,124
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,599		(44)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			39,076
Total gains (losses) for the period included in earnings, Assets			(2,412)
Purchases, Assets			3,590
Sales, Assets			(37,502)
Settlements, Assets			(2,752)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	395,198		353,835
Total gains (losses) for the period included in earnings, Assets	44,365		(499)
Purchases, Assets	239,598		254,096
Sales, Assets	(132,275)		(116,052)
Settlements, Assets	(129,708)		(89,722)
Transfer out of Level 3, Assets	(21,107)	[1]	(6,460)	[1]
Level 3 assets, Ending balance	396,071		395,198
Change in unrealized gains (losses) included in earnings for assets still held at period end	41,748		(260)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets	4,358
Purchases, Assets	25,168
Level 3 assets, Ending balance	29,526
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,358
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	19,709		20,891
Total gains (losses) for the period included in earnings, Assets	4,343		2,525
Purchases, Assets	6,828		882
Sales, Assets	(8,593)		(4,058)
Settlements, Assets			(563)
Transfer into Level 3, Assets	4	[1]	32	[1]
Level 3 assets, Ending balance	22,291		19,709
Change in unrealized gains (losses) included in earnings for assets still held at period end	22		805
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(27,458)		(36,851)
Total gains (losses) for the period included in earnings, Assets	20,344	[4]	(19,907)	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	(5,408)		2,305
Purchases, Assets	1,379		293
Issues, Assets	(2,775)		(2,894)
Settlements, Assets	(24,964)		(25,587)
Transfer into Level 3, Assets	29,392	[1]	69,757	[1]
Transfer out of Level 3, Assets	(10,976)	[1]	(14,574)	[1]
Level 3 assets, Ending balance	(20,466)		(27,458)
Change in unrealized gains (losses) included in earnings for assets still held at period end	17,466	[4]	(27,094)	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(44,904)		(59,958)
Total gains (losses) for the period included in earnings, Assets	42,457		16,410
Total gains (losses) for the period included in other comprehensive income, Assets	233		(92)
Purchases, Assets	2
Issues, Assets	(4)		(22)
Settlements, Assets	(8,468)		(7,110)
Transfer into Level 3, Assets	8,431	[1]	6,692	[1]
Transfer out of Level 3, Assets	3	[1]	(824)	[1]
Level 3 assets, Ending balance	(2,250)		(44,904)
Change in unrealized gains (losses) included in earnings for assets still held at period end	38,552		12,483
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	23,907		32,911
Total gains (losses) for the period included in earnings, Assets	(28,164)		(42,595)
Total gains (losses) for the period included in other comprehensive income, Assets	(5,517)		2,372
Purchases, Assets	448		278
Issues, Assets	(1,852)		(2,850)
Settlements, Assets	(16,150)		(17,335)
Transfer into Level 3, Assets	21,644	[1]	64,141	[1]
Transfer out of Level 3, Assets	(11,122)	[1]	(13,015)	[1]
Level 3 assets, Ending balance	(16,806)		23,907
Change in unrealized gains (losses) included in earnings for assets still held at period end	(27,532)		(43,490)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(7,019)		(10,481)
Total gains (losses) for the period included in earnings, Assets	9,275		6,030
Total gains (losses) for the period included in other comprehensive income, Assets	10		33
Purchases, Assets	444
Issues, Assets	(434)		(5)
Settlements, Assets	(833)		(1,260)
Transfer into Level 3, Assets	(62)	[1]	(1,336)	[1]
Level 3 assets, Ending balance	1,381		(7,019)
Change in unrealized gains (losses) included in earnings for assets still held at period end	9,449		4,502
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	162		979
Total gains (losses) for the period included in earnings, Assets	(438)		(131)
Total gains (losses) for the period included in other comprehensive income, Assets	(19)
Purchases, Assets	485		15
Issues, Assets	(485)		(17)
Settlements, Assets	(52)		(31)
Transfer into Level 3, Assets	(600)	[1]	82	[1]
Transfer out of Level 3, Assets	143	[1]	(735)	[1]
Level 3 assets, Ending balance	(804)		162
Change in unrealized gains (losses) included in earnings for assets still held at period end	(140)		(149)
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	396		(302)
Total gains (losses) for the period included in earnings, Assets	(2,786)		379
Total gains (losses) for the period included in other comprehensive income, Assets	(115)		(8)
Settlements, Assets	539		149
Transfer into Level 3, Assets	(21)	[1]	178	[1]
Level 3 assets, Ending balance	(1,987)		396
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,863)		(440)
Investment Securities, Securities Available For Sales [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,673,387		2,203,312
Total gains (losses) for the period included in earnings, Assets	3,218	[7]	4,491	[7]
Total gains (losses) for the period included in other comprehensive income, Assets	16,083		(1,999)
Purchases, Assets	230,505		268,123
Sales, Assets	(14,809)		(39,480)
Settlements, Assets	(211,058)		(723,693)
Transfer into Level 3, Assets	113,491	[1]	193,510	[1]
Transfer out of Level 3, Assets	(1,338,690)	[1]	(230,877)	[1]
Level 3 assets, Ending balance	472,127		1,673,387
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,380)	[7]	(9,983)	[7]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			1,054
Total gains (losses) for the period included in earnings, Assets			3
Total gains (losses) for the period included in other comprehensive income, Assets			(2)
Settlements, Assets			(1,055)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	130,720		130,409
Total gains (losses) for the period included in earnings, Assets			(229)
Total gains (losses) for the period included in other comprehensive income, Assets	2,582		2,258
Purchases, Assets	23,158		3,660
Sales, Assets	(31)		(92)
Settlements, Assets	(7,707)		(5,286)
Level 3 assets, Ending balance	148,722		130,720
Change in unrealized gains (losses) included in earnings for assets still held at period end			(65)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,460,489		2,007,972
Total gains (losses) for the period included in earnings, Assets	1,629		4,984
Total gains (losses) for the period included in other comprehensive income, Assets	(1,855)		(2,421)
Purchases, Assets	11,465		185,960
Sales, Assets	(12,843)		(39,120)
Settlements, Assets	(140,840)		(659,580)
Transfer into Level 3, Assets	113,491	[1],[5]	193,510	[1],[5]
Transfer out of Level 3, Assets	(1,338,690)	[1],[5],[6]	(230,816)	[1],[5]
Level 3 assets, Ending balance	92,846		1,460,489
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,370)		(9,732)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	22,351		23,783
Total gains (losses) for the period included in earnings, Assets	(27)		(24)
Total gains (losses) for the period included in other comprehensive income, Assets	100		66
Purchases, Assets	4,500		3,000
Sales, Assets			(206)
Settlements, Assets	(5,432)		(4,268)
Level 3 assets, Ending balance	21,492		22,351
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(2)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	3,802		8,147
Total gains (losses) for the period included in earnings, Assets	1,090		127
Total gains (losses) for the period included in other comprehensive income, Assets	(126)		343
Sales, Assets	(1,855)
Settlements, Assets	(2,872)		(4,815)
Level 3 assets, Ending balance	39		3,802
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	54,947		30,792
Total gains (losses) for the period included in earnings, Assets	606		(374)
Total gains (losses) for the period included in other comprehensive income, Assets	8,400		(2,249)
Purchases, Assets	85,469		75,467
Settlements, Assets	(47,172)		(48,689)
Level 3 assets, Ending balance	102,250		54,947
Change in unrealized gains (losses) included in earnings for assets still held at period end	30		(191)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	964		960
Total gains (losses) for the period included in earnings, Assets	(84)		4
Total gains (losses) for the period included in other comprehensive income, Assets	6,980
Purchases, Assets	105,889
Settlements, Assets	(7,035)
Level 3 assets, Ending balance	106,714		964
Change in unrealized gains (losses) included in earnings for assets still held at period end	(43)		7
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	114		195
Total gains (losses) for the period included in earnings, Assets	4
Total gains (losses) for the period included in other comprehensive income, Assets	2		6
Purchases, Assets	24		36
Sales, Assets	(80)		(62)
Transfer out of Level 3, Assets			(61)	[1]
Level 3 assets, Ending balance	64		114
Change in unrealized gains (losses) included in earnings for assets still held at period end	4
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	32,321		35,908
Total gains (losses) for the period included in earnings, Assets	(505)	[2]	(1,897)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets			(68)
Purchases, Assets	875		4,102
Sales, Assets	(3,092)		(5,289)
Settlements, Assets	(16)		(16)
Transfer out of Level 3, Assets	(4,788)	[1]	(419)	[1]
Level 3 assets, Ending balance	24,795		32,321
Change in unrealized gains (losses) included in earnings for assets still held at period end	(618)	[2]	(1,537)	[2]
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	10,368		15,303
Total gains (losses) for the period included in earnings, Assets	(597)	[2]	(1,353)	[2]
Purchases, Assets	637		698
Sales, Assets	(1,990)		(1)
Settlements, Assets			(11)
Transfer out of Level 3, Assets			(4,268)	[1]
Level 3 assets, Ending balance	8,418		10,368
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 129	[2]	¥ (1,361)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits-net and in Foreign exchange gains (losses)-net.
[5]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.
[7]	Included in Investment securities gains-net.

Fair Value (Quantitative Information About Level 3 Fair Value Measurements) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Weighted Average [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Weighted Average [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Weighted Average [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Weighted Average [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Weighted Average [Member]	Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Minimum [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Maximum [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Weighted Average [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Minimum [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Maximum [Member]
Mar. 31, 2013
Level 3 [Member]
Trading Securities And Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Internal Model [Member]
Weighted Average [Member]
																																															Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member]		Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Securities And Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member] Weighted Average [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Maximum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member]		Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Minimum [Member]	Mar. 31, 2013 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	¥ 100,294,352	¥ 93,544,851	¥ 1,209,628	¥ 2,878,267	¥ 33,649	[1]					¥ 19,699	[1]					¥ 1,986	[1]					¥ 62,788	[1]					¥ 9,059	[1]					¥ 72,640	[1]					¥ 289,398	[1]					¥ 104,957	[1]					¥ 29,526	[1]
Trading derivatives-net at fair value																																																											¥ (2,533)	[1]			¥ (16,806)	[1]			¥ 1,381	[1]			¥ (1,987)	[1]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate							32.50%	51.90%	36.00%	[2]									32.50%	37.90%	35.20%	[2]																																							32.50%	60.20%			22.20%	66.30%
Fair value inputs, Correlation between interest rates							41.30%	63.30%	62.10%	[2]							63.30%				63.30%	[2]																																							(0.10%)	97.60%			28.20%	80.60%
Fair value inputs, Probability of default													0.00%	8.00%	0.70%	[2]									0.10%	14.20%	4.20%	[2]									0.00%	5.20%	4.90%	[2]			0.00%	84.60%		[2],[3]			0.00%	8.00%	0.60%	[2]									0.30%	12.50%			0.40%	14.20%
Fair value inputs, Recovery rate													25.00%	90.00%	56.20%	[2]									15.00%	100.00%	44.90%	[2]									0.00%	76.00%	65.40%	[2]			53.60%	69.80%	67.50%	[2]			25.00%	90.00%	64.80%	[2]									40.00%	51.00%			40.00%	51.00%							20.00%	36.80%
Fair value inputs, Market-required return on capital													15.00%	17.00%	15.70%	[2]																																	15.00%	17.00%	16.50%	[2]
Fair value inputs, Discount factor																																					1.00%	1.20%	1.10%	[2]			1.00%	4.80%	1.50%	[2]
Fair value inputs, Liquidity premium																															1.50%	2.50%	2.30%	[2]																					0.50%	0.80%	0.80%	[2]
Fair value inputs, Prepayment rate																																					6.20%	14.80%	8.80%	[2]			3.90%	38.30%	32.60%	[2]															0.00%	2.30%
Fair value inputs, Asset correlations																																											11.00%	14.00%	13.50%	[2]
Fair value inputs, Volatility																																																													29.10%	58.30%
Fair value inputs, Correlation between underlying assets																																																																	44.10%	82.80%							11.60%	88.20%
Fair value inputs, Correlation between interest rate and equity																																																																					10.60%	52.00%

[1]	The fair value as of March 31, 2013 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs".

Fair Value (Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	¥ 6,466	[1]	¥ 32,400	[1]
Loans, Carrying value, Total	381,577		363,543
Loans, Loans held for sale, Carrying value	4,104		1,976
Loans, Collateral dependent loans, Carrying value	377,473		361,567
Premises and equipment, Carrying value	8,938		18,740
Intangible assets, Carrying value	549		34,729
Other assets, Carrying value, Total	33,445		476,484
Other assets, Investments in equity method investees, Carrying value	28,856	[1]	471,042	[1],[2]
Other assets, Other, Carrying value	4,589		5,442
Assets at fair value, Total	430,975		925,896
Investment securities valued at net asset value	4,354		8,400
Unfunded commitments related to investment securities valued at net asset value	1,603		4,324
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	11,757		10,888
Loans, Collateral dependent loans, Carrying value	11,757		10,888
Other assets, Carrying value, Total	17,105		464,819
Other assets, Investments in equity method investees, Carrying value	17,105	[1]	464,819	[1]
Assets at fair value, Total	28,862		475,707
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	18,236		19,692
Loans, Loans held for sale, Carrying value			1,898
Loans, Collateral dependent loans, Carrying value	18,236		17,794
Assets at fair value, Total	18,236		19,692
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	6,466	[1]	32,400	[1]
Loans, Carrying value, Total	351,584		332,963
Loans, Loans held for sale, Carrying value	4,104		78
Loans, Collateral dependent loans, Carrying value	347,480		332,885
Premises and equipment, Carrying value	8,938		18,740
Intangible assets, Carrying value	549		34,729
Other assets, Carrying value, Total	16,340		11,665
Other assets, Investments in equity method investees, Carrying value	11,751	[1]	6,223	[1]
Other assets, Other, Carrying value	4,589		5,442
Assets at fair value, Total	¥ 383,877		¥ 430,497

[1]	Includes investments valued at net asset value of ¥8,400 million and ¥4,354 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,603 million at March 31, 2012 and 2013, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley's convertible preferred stock on June 30, 2011. See Note 2 for the details.

Fair Value (Nonrecurring Changes In Fair Value) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 120,559	¥ 807,114
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	2,387	6,060
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	92,438	173,242
Loans [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	380	82
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	92,058	173,160
Premises And Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	5,536	11,983
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	3,378	30,986
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	16,820	584,843
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	14,635	581,649	[1]
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 2,185	¥ 3,194

[1]	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley's convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Fair Value (Schedule Of Gains Losses Related To Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ 2,495,825		¥ 498,258
Gains (Losses) on changes in fair value, Liabilities	23,639		(36,646)
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	309,922		441,203
Gains (Losses) on changes in fair value, Liabilities	23,639		(36,646)
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	2,185,903		57,055
Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			17
Interest-Earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			17
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(1,436)	[1]	1,332	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(1,436)	[1]	1,332	[1]
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	2,497,730		496,909
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	311,827		439,854
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	2,185,903		57,055
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(469)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(469)
Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	1,542	[1]	(1,310)	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	1,542	[1]	(1,310)	[1]
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	22,097	[1]	(35,336)	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ 22,097	[1]	¥ (35,336)	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	¥ 3,000	¥ 26,000
Fair value, assets	3,006	26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	6	56
Remaining aggregate contractual amounts outstanding, liabilities	650,382	664,095
Fair value, liabilities	564,845	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	(85,537)	(139,337)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets		26,000
Fair value, assets		26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets		56
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	3,000
Fair value, assets	3,006
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	6
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, liabilities	650,382	664,095
Fair value, liabilities	564,845	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	¥ (85,537)	¥ (139,337)

Fair Value (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 148,230,000		¥ 139,564,000
Carrying Amount [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	18,810,000		17,688,000
Carrying Amount [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	129,420,000		121,876,000
Carrying Amount [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,011,000		2,796,000
Carrying Amount [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	15,700,000		13,573,000
Carrying Amount [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,993,000		4,979,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	633,000		627,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,604,000		10,857,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,622,000		12,081,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,753,000		5,245,000
Carrying Amount [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,619,000		3,230,000
Carrying Amount [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	8,112,000		5,898,000
Carrying Amount [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	619,000		451,000
Carrying Amount [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,660,000		4,456,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,615,000		3,283,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,492,000	[1]	2,692,000	[1]
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	97,254,000	[2]	91,013,000	[2]
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,132,000		5,669,000
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	148,290,000		139,635,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	148,290,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	18,810,000		17,688,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	18,810,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	129,480,000		121,947,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	129,480,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,011,000		2,796,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,011,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	15,700,000		13,573,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	15,700,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,993,000		4,979,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,993,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	633,000		627,000
Estimated Fair Value [Member] | Due To Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	633,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,604,000		10,857,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,604,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,980,000		12,311,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,969,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,753,000		5,245,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,753,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,619,000		3,230,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,619,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	8,112,000		5,898,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	8,112,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	619,000		451,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	619,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,660,000		4,456,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,660,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,615,000		3,283,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,615,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,778,000	[1]	2,930,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	272,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	495,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,011,000	[1]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	98,729,000	[2]	92,083,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	12,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	284,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	98,433,000	[2]
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	5,132,000		5,669,000
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	¥ 5,132,000

[1]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[2]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.

Stock Based Compensation (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights, years	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of Stock Acquisition Right, per 100 shares	¥ 33,100	¥ 33,700	¥ 36,600
Compensation costs related to the Stock Acquisition Right	2,862,000,000	2,771,000,000	2,839,000,000
Tax benefit for compensation cost for share-based payment arrangements	1,088,000,000	1,127,000,000	1,155,000,000
Total unrecognized compensation cost	552,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	3 months
Cash received from exercise of the Stock Acquisition Right	4,000,000	4,000,000	3,000,000
Actual tax benefit realized	¥ 675,000,000	¥ 821,000,000	¥ 836,000,000
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Number of years awards become fully vested from the grant date under Stock Bonus Plan	3 years

Stock Based Compensation (Summary Of Stock Acquisition Rights Transactions) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member], JPY ¥)
In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Number of shares, Outstanding, Beginning of fiscal year	19,374,200
Number of shares, Outstanding, Granted	8,373,600
Number of shares, Outstanding, Exercised	(4,051,500)
Number of shares, Outstanding, Forfeited or Expired	(121,500)
Number of shares, Outstanding, End of fiscal year	23,574,800
Number of shares, Exercisable, End of fiscal year
Weighted-average exercise price, Outstanding, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Outstanding, Granted	¥ 1
Weighted-average exercise price, Outstanding, Exercised	¥ 1
Weighted-average exercise price, Outstanding, Forfeited or Expired	¥ 1
Weighted-average exercise price, Outstanding, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, End of fiscal year
Weighted-average remaining contractual term, Outstanding, in years, End of fiscal year	28 years 15 days
Weighted-average remaining contractual term, Exercisable, in years, End of fiscal year
Aggregate intrinsic value, Outstanding, End of fiscal year	¥ 13,131
Aggregate intrinsic value, Exercisable, End of fiscal year

Stock Based Compensation (Fair Value Assumption Of Stock Acquisition Rights) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.11%	0.29%	0.23%
Expected volatility	40.48%	44.96%	43.97%
Expected term	4 years	4 years	4 years
Expected dividend yield	3.18%	3.13%	2.91%

Stock Based Compensation (Summary Of UNBC's Stock Bonus Plan) (Detail) (UNBC Stock Bonus Plan [Member], USD $)	12 Months Ended
	Jul. 15, 2012	Apr. 15, 2012	Jul. 15, 2011	Apr. 15, 2011	Nov. 15, 2010
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Units Granted	74,175	4,816,795	180,740	4,754,105	3,995,505
Fair Value of Stock	$ 4.72	$ 4.78	$ 4.94	$ 4.69	$ 4.72
Vesting Duration, Years	3 years	3 years	3 years	3 years	3 years
Pro-rata Vesting Date	--07-15	--04-15	--07-15	--04-15	--04-15

Stock Based Compensation (Rollforward Of UNBC's Restricted Stock Units Under Stock Bonus Plan) (Detail) (UNBC Stock Bonus Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Unit outstanding, Beginning of year	7,138,334	3,943,590
Activity during the year, Granted	4,890,970	4,934,845
Activity during the year, Vested	2,920,392	1,435,268
Activity during the year, Forfeited	251,028	304,833
Unit outstanding, End of year	8,857,884	7,138,334

Stock Based Compensation (Summary Of UNBC's Compensation Related Costs) (Detail) (UNBC Stock Bonus Plan [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UNBC Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Compensation costs	¥ 1,437	¥ 1,198	¥ 263
Tax benefit	559	479	88
Unrecognized compensation costs	¥ 2,251	¥ 1,710	¥ 1,304

Parent Company Only Financial Information (Narrative) (Detail) (BTMU And MUTB [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
BTMU And MUTB [Member]
Parent Company Only Financial Information [Line Items]
Unrestricted amount of retained earnings that are in excess of the level required under the statutory reserve requirements under the Company Law	¥ 4,932,837

Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
LIABILITIES AND EQUITY
Total shareholders' equity	¥ 10,608,795	¥ 8,583,158
MUFG [Member]
Assets:
Cash and interest-earning deposits with banks	127,303	132,431
Investments in subsidiaries and affiliated companies	12,849,434	10,788,927
Other assets	56,435	66,227
Total assets	13,033,172	10,987,585
LIABILITIES AND EQUITY
Short-term borrowings from subsidiaries	1,873,336	1,849,072
Long-term debt from subsidiaries and affiliated companies	384,107	383,903
Long-term debt	59	28
Other liabilities	166,875	171,424
Total liabilities	2,424,377	2,404,427
Total shareholders' equity	10,608,795	8,583,158
Total liabilities and shareholders' equity	¥ 13,033,172	¥ 10,987,585

Parent Company Only Financial Information (Condensed Statements Of Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income:
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock		¥ 139,320
Foreign exchange gains (losses)-net	(38,955)	34,302	260,683
Expense:
Income (loss) before income tax expense (benefit)	1,415,871	849,942	821,812
Income tax expense (benefit)	296,020	429,191	433,625
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	416,231	452,645
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	220,050	270,923	341,687
Dividends from Morgan Stanley			71,216	[1]
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock		139,320
Management fees from subsidiaries	17,154	16,708	16,510
Interest income	77	99	102
Foreign exchange gains (losses)-net	(59,375)	32,237	93,310
Other income	634	5,614	1,923
Total income	178,540	464,901	524,748
Expense:
Operating expenses	15,952	14,515	13,981
Interest expense to subsidiaries and affiliated companies	30,501	37,905	42,752
Interest expense	1,122	1,196	2,856
Other expense	2,620	923	934
Total expense	50,195	54,539	60,523
Equity in undistributed net income of subsidiaries and affiliated companies-net	937,673	55,139	52,751
Income (loss) before income tax expense (benefit)	1,066,018	465,501	516,976
Income tax expense (benefit)	(3,106)	49,270	64,331
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645

[1]	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 and 2013 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Parent Company Only Financial Information (Condensed Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645
Cash flows from investing activities:
Net decrease (increase) in interest-earning deposits with banks	(1,706,642)	1,344,430	(2,916,248)
Other-net	(69,120)	11,462	(40,187)
Cash flows from financing activities:
Repayment of long-term debt	(3,025,310)	(2,263,232)	(3,109,981)
Proceeds from sales of treasury stock	22	130	327
Payments for acquisition of preferred stock			(250,000)
Payments to acquire treasury stock	(19)	(18)	(86)
Dividends paid	(187,720)	(187,561)	(190,299)
Other-net	(9,351)	(11,523)	15,525
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	416,231	452,645
Adjustments and other	(858,288)	(133,368)	(111,730)
Net cash provided by (used in) operating activities	210,836	282,863	340,915
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	21,160	17,371	250,000
Purchases of equity investments in subsidiaries and affiliated companies	(3,838)	(20,000)	(89,042)
Net decrease (increase) in interest-earning deposits with banks	8,996	18,696	(70,502)
Other-net	(10,623)	(7,245)	(1,486)
Net cash provided by (used in) investing activities	15,695	8,822	88,970
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(34,989)	66,600	531,197
Repayment of long-term debt	(20)	(8)	(230,025)
Repayment of long-term debt to subsidiaries and affiliated companies		(169,710)	(295,652)
Proceeds from sales of treasury stock	1	3	4
Payments for acquisition of preferred stock			(250,000)
Payments to acquire treasury stock	(16)	(12)	(30)
Dividends paid	(187,778)	(187,616)	(190,455)
Other-net	(212)	(1,346)	(386)
Net cash provided by (used in) financing activities	(223,014)	(292,089)	(435,347)
Net increase (decrease) in cash and cash equivalents	3,517	(404)	(5,462)
Cash and cash equivalents at beginning of fiscal year	10,622	11,026	16,488
Cash and cash equivalents at end of fiscal year	¥ 14,139	¥ 10,622	¥ 11,026

SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities (Narrative) (Detail)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 17, 2006 Non-Cumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 1 [Member] Non-Cumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 2 [Member] Non-Cumulative Preferred Stock [Member] EUR (€)	Mar. 17, 2006 MUFG Capital Finance 3 [Member] Non-Cumulative Preferred Stock [Member] JPY (¥)	Jul. 25, 2011 MUFG Capital Finance 3 [Member] Non-Cumulative Preferred Stock [Member] JPY (¥)
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, value	¥ 442,100,000,000	¥ 442,100,000,000		$ 2,300,000,000	€ 750,000,000	¥ 120,000,000,000
Preferred stock, percentage of dividend				6.35%	4.85%	2.68%
Preferred stock, total net proceeds before expenses			4,170,000,000
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company							¥ 120,000,000,000

Subsequent Events (Narrative) (Detail) (Subsequent Event [Member])	0 Months Ended			0 Months Ended				0 Months Ended
	Jul. 17, 2013 JPY (¥)	Jun. 27, 2013 Preferred Stock [Member] JPY (¥)	Jun. 27, 2013 Preferred Stock [Member] Preferred Stock, Class 3 [Member]	Jun. 27, 2013 Preferred Stock [Member] Preferred Stock, Class 5 [Member] JPY (¥)	Jun. 27, 2013 Preferred Stock [Member] Preferred Stock, Class 11 [Member] JPY (¥)	Jun. 27, 2013 Common Stock [Member] JPY (¥)	Jul. 02, 2013 BTMU [Member] Bank Of Ayudhya Public Company Limited (Krungsri) [Member] THB	Jul. 02, 2013 BTMU [Member] Bank Of Ayudhya Public Company Limited (Krungsri) [Member] Maximum [Member] JPY (¥)
Approval Of Dividends:
Dividends Payable, Date of Record		Mar 31, 2013		Mar 31, 2013	Mar 31, 2013	Mar 31, 2013
Dividends Payable, Amount per Share				¥ 57.5	¥ 2.65	¥ 7
Dividends Payable, Total amount		¥ 8,970,000,000				¥ 99,109,000,000
Stock Acquisition Rights:
Aggregate amount of shares of MUFG issued for the directors, executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS under stock acquisition rights	2,951,500
Exercise price of stock acquisition rights issued for the directors, executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS	¥ 1
Last exercisable date of stock acquisition right issued for directors, executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS	Jul 16, 2043
Partial Amendment To Articles Of Incorporation:
Numbers of shares decreased in the shares authorized to be issued			120,000,000
Acquisition Of Krungsri
Per share to launch a voluntary tender offer for Krungsri							39
Expected approximate percentage of Krungsri's total outstanding shares to be acquired								75.00%
Approximate total purchase price to acquire Krungsri								¥ 560,000,000,000
Currency exchange rate for the total purchase price denominated in the Thai baht							3.16